File Nos. 33-69712/811-08052

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT C

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2013, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

Spinnaker®

Variable Annuity

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the Securities Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Dated: May 1, 2013

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. American Franchise Fund (Series II shares)
•	Invesco V.I. Mid Cap Growth Fund (Series II shares)
•	Invesco V.I. International Growth Fund (Series II shares)
•	Invesco V.I. Small Cap Equity Fund (Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Class II Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Class II Fund
•	American Century VP Ultra® Class II Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP EAFE International Index Portfolio - Class F
•	Calvert VP Investment Grade Bond Index Portfolio
•	Calvert VP Nasdaq 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
•	Calvert VP S&P MidCap 400 Index Portfolio - Class F

CALVERT VARIABLE SERIES, INC.

•	Calvert VP SRI Balanced Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

DWS VARIABLE SERIES I

•	DWS Capital Growth VIP - Class B Shares
•	DWS Global Small Cap Growth VIP - Class B Shares
•	DWS International VIP - Class A Shares

DWS VARIABLE SERIES II

•	DWS Global Growth VIP - Class B Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Freedom 2010 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2015 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2020 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2025 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2030 Portfolio - Service Class 2
•	Fidelity VIP Freedom Income Portfolio - Service Class 2
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Service Class 2
•	Fidelity VIP Money Market Portfolio - Service Class 2
•	Fidelity VIP Overseas Portfolio - Service Class 2

Spinnaker Prospectus

You can allocate your Contract Value to the Symetra Fixed Account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C (“Separate Account”), which invests in the Sub-accounts listed here. The Portfolio prospectuses for each of the Sub-accounts available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.

To learn more about the Spinnaker Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2013. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus, if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios, by calling us at 1-800-796-3872 or writing us at: P.O. Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 2
•	Franklin Small Cap Value Securities Fund - Class 2
•	Franklin Small-Mid Cap Growth Securities Fund - Class 2
•	Franklin U.S. Government Fund - Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 2
•	Mutual Shares Securities Fund - Class 2
•	Templeton Developing Markets Securities Fund - Class 2
•	Templeton Global Bond Securities Fund - Class 2
•	Templeton Growth Securities Fund - Class 2

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class II
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class II
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class S
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Advisor Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class II Shares
•	Pioneer Equity Income VCT Portfolio - Class II Shares
•	Pioneer High Yield VCT Portfolio - Class II Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class II Shares
•	Pioneer Strategic Income VCT Portfolio - Class II Shares

Spinnaker Prospectus

Spinnaker Prospectus

DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the date we allocate your first Purchase Payment and the Annuity Date. During this phase, you can invest money in your contract.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Annuitant	The natural person on whose life annuity payments for this contract are based. You are the Annuitant unless you designate someone else before the Annuity Date.

Annuity Date	The date annuity payments begin under an annuity option. This date must be before the maximum annuitization date specified in your contract.

Annuity Unit	A unit of measure we use to calculate the value of variable annuity payments during the Income Phase.

Beneficiary	The person or entity designated to receive any contract benefits upon the Owner’s death.

Business Day	Any day the New York Stock Exchange is open for regular trading.

Contract Date	The Business Day your initial Purchase Payment and all required information are received at Symetra Life. The Contract Date is identified on the contract data page.

Contract Value	The sum of the value of the Sub-accounts attributable to your contract plus any amount held in the Symetra Fixed Account.

Contract Year	A 12-month period starting on the Contract Date and each anniversary of that date.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. All communications to Symetra Life should be directed as listed under Inquiries.

Income Phase	The period beginning on the Annuity Date during which the payee receives annuity payments.

Loan Account	The sum of the loan principal and accrued loan interest credited at 3.0%, minus any loan payments made.

Loan Amount	The sum of the loan principal and accrued loan interest charged at 5.5%, minus any loan payments made.

NYSE	The New York Stock Exchange.

Net Investment Factor	A unit of measure we use in calculating the daily change in Accumulation Unit value for each Sub-account.

Owner, you, your	The person or legal entity entitled to exercise all rights and privileges under the contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the contract. Any reference to Owner in this prospectus includes any joint Owner.

Portfolios	The variable investment options in which the corresponding Sub-accounts invest.

Purchase Payment	An amount paid to Symetra Life for allocation under the contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Separate Account C, a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units and Annuity Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your contract generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this contract that provides for guaranteed interest and is part of Symetra Life’s General Account.

Spinnaker Prospectus

SUMMARY

Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. Not all features and options may be available in all states. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the “contract”) is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable Sub-accounts and a fixed account. Each Sub-account purchases shares of a corresponding underlying Portfolio. The value of the Sub-accounts can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the Sub-accounts is not guaranteed and you may lose money. The Symetra Fixed Account offers an interest rate set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the Sub-accounts you selected and/or the interest rate earned on the Symetra Fixed Account. During the Income Phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of payments during the Income Phase.

We offer other variable annuity contracts that have different features. However, these other contracts also have different charges that would affect your Sub-account performance and Contract Value. To obtain more information about these other contracts, contact us, at the contact information shown below under “Inquiries.”

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of six payment options: Life Annuity; Life Annuity with Guaranteed Period; Joint and Survivor Life Annuity; Joint and Survivor Life Annuity with Guaranteed

Period; Payments Based on a Number of Years; and Period Certain. This selection cannot be changed once you switch to the Income Phase. However, switching to the Income Phase does not affect the available investment options. You can choose to have fixed or variable payments, or both, for all options other than period certain options. You may choose only fixed payments for Period Certain annuity options. Any portion of annuity payments that you elect to have as variable payments will be based on investment in the Sub-accounts and will vary in amount depending on investment performance.

PURCHASE

You can buy the contract with $2,000 or more under most circumstances. You can add $250 or more as often as you like during the Accumulation Phase. Any Purchase Payment in excess of $1 million dollars requires our prior approval. Lower limits apply to a contract purchased in connection with a retirement plan. Purchase Payments can be as little as $100 if they are made automatically from your checking or savings account.

INVESTMENT OPTIONS

Currently, the Separate Account invests in 84 Sub-accounts, however not all Sub-accounts may be available for all contracts. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. You may also allocate money to the Symetra Fixed Account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your contract.

CHARGES AND EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.40% annually of the average daily net assets of each Sub-account. The insurance charges include the mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the Symetra Fixed Account.

Each Contract Year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30, however, we may raise this charge to $50 per Contract Year. This charge is waived if your Contract Value is $50,000 or more.

If you take more than 10% of your Contract Value out in a Contract Year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each Purchase Payment. The charge

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5

is based upon the amount withdrawn and starts at 8% in the first Contract Year and decreases one percent each Contract Year until the ninth and later Contract Years when there is no charge.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a Contract Year.

You can transfer between investment options up to 12 times per Contract Year free of a transfer charge. Your transfers may be limited, however, by market timing and excessive trading policies and procedures. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

Loans may be available for certain qualified contracts. For any loans taken against the Contract Value, the loan net interest rate is an annual rate of 2.5% of the Loan Amount.

For contracts issued between April 30, 2004 and April 30, 2010 (subject to approval in the state where the contract is issued), additional death benefit options were available. If you elected one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you elected. If you elected the Guaranteed Minimum Death Benefit - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account. If you elected the Earnings Enhancement Benefit rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account and the Symetra Fixed Account.

There are also annual Portfolio expenses which vary depending upon the Portfolios you select. In 2012, these expenses ranged from 0.49% to 1.71% after any applicable expense reimbursements or fee waivers.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the Owner transaction expenses do not apply. See “Section 5 - Charges and Expenses” for a more detailed discussion.

TAXES

This description generally refers to the taxation of non- qualified contracts which are contracts issued outside of a qualified retirement plan. Generally, earnings and amounts equal to Purchase Payments made with pre-tax dollars are not taxed until you take them out. During the Accumulation Phase, if you take a withdrawal from a non-qualified contract you are taxed first on earnings. Earnings are taxed as ordinary income and do not qualify for lower rates applicable to long term capital gains and corporate dividends. Contracts issued in connection with certain retirement plans generally will result in taxable income even if there are no earnings in the contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the Income Phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may withdraw money at any time during the Accumulation Phase unless you are restricted by requirements of a retirement plan. Each Contract Year, you can take up to 10% of the Contract Value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular Purchase Payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the Sub-accounts you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die before moving to the Income Phase, we will pay a death benefit as described in “Section 8 - Death Benefit.” If available in your state and your contract was purchased between April 30, 2004, and April 30, 2010, there were two optional death benefits available for selection. You may have elected none, one or both benefits at the time you purchased your contract.

Guaranteed Minimum Death Benefit - Annual Reset Rider (“GMDB - Annual Reset”) resets the guaranteed minimum death benefit annually each contract anniversary until the oldest Owner attains age 75. This rider was not available for Tax Sheltered Annuities or Deferred Compensation Plans.

Earnings Enhancement Benefit Rider (“EEB”) may add 25% or 40% (depending on the age of the oldest Owner on the issue date of the contract) of your contract’s earnings, if any, to the death benefit payable at your death. This rider was available only for non-qualified contracts.

OTHER INFORMATION

Right to Examine.  If you cancel the contract within the period stated on the front page of your contract, we will send your money back without assessing a contingent deferred sales charge or any other charges. You will receive:

•	whatever your contract is worth on the day we receive your request which may be more or less than your original Purchase Payment;

•	a return of Purchase Payment; or

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6

•	the greater of the two, depending on state law requirements or if your contract is an Individual Retirement Annuity (“IRA”), Roth IRA, SIMPLE IRA or SEP IRA.

Transactions.  Under the following strategies, you can initiate transfers or withdrawals as desired or schedule them in advance. These are available at no additional charge.

•

Dollar Cost Averaging: You may elect to automatically transfer a set amount from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

•

Appreciation or Interest Sweep: If your Contract Value exceeds $10,000, you may elect to have interest from the Symetra Fixed Account or earnings from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, or annually into any other Sub-account of your choice.

•

Sub-account Rebalancing: If your Contract Value exceeds $10,000, you may elect to have each Sub-account rebalanced quarterly, semi-annually, or annually to maintain your specified allocation percentages. The minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is used for Sub-account rebalancing.

•

Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the Accumulation Phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts.  You may purchase the contract as an IRA, Roth IRA, Tax Sheltered Annuity (“TSA”), Roth TSA, or Deferred Compensation Plan (“457”), which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you. Access to amounts held in a qualified contract may be restricted or prohibited.

Exchanges.  It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a “tax-free” exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower), and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations.  Certain provisions of the contract may be different from the general description in this prospectus, and certain riders, options, charges and fees may not be available or may vary, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES

If you need more information, please contact us at the following:

New Business: For applications and initial Purchase Payments, please contact us at:

Symetra Life Insurance Company

P.O. Box 305154

Nashville, TN 37230-5154

Account Maintenance: For general correspondence, all written communications, including additional Purchase Payments, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company

P.O. Box 305156

Nashville, TN 37230-5156

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

For overnight mail:

Symetra Life Insurance Company

100 Centerview Drive, Suite 100

Nashville, TN 37214-3439

By Phone: 1-800-796-3872

On the Internet: http://www.symetra.com

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7

FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

OWNER TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
CONTINGENT DEFERRED SALES CHARGE (1) (As a percentage of the amount withdrawn)	8%	Year 1 8% Year 2 7% Year 3 6% Year 4 5% Year 5 4% Year 6 3% Year 7 2% Year 8 1% Year 9+ 0%
WITHDRAWAL CHARGE (2) (Assessed for each withdrawal after the first withdrawal in a Contract Year)	$25	$25 or 2% of amount withdrawn whichever is less
TRANSFER CHARGE (Assessed for each transfer in excess of 12 transfers in a Contract Year)	$10	$10 or 2% of amount transferred whichever is less
LOAN NET INTEREST RATE (3) (Shown as an annual rate)	2.5% of the Loan Amount	2.5% of the Loan Amount

(1)	We eliminate this charge for individual retirement annuities purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us.

(2)	The withdrawal charge is assessed in addition to any applicable contingent deferred sales charge.

(3)	The annual loan net interest rate of 2.5% is equal to the difference between the interest rate of 5.5% that we charge on the Loan Amount and the interest rate of 3.0% that we credit on the Loan Account. Loans are available only for contracts issued pursuant to a Section 403(b) plan.

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.

	AMOUNT DEDUCTED
PERIODIC CHARGES (Not Including Portfolio Operating Fees And Expenses)	MAXIMUM GUARANTEED CHARGE	CURRENT CHARGE
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (1)	$50 (2)	$30
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-Account)
Mortality And Expense Risk Charge	1.25%	1.25%
Asset Related Administration Charge	0.15%	0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.40%	1.40%

CHARGES FOR OPTIONAL FEATURES (3) (FOR CONTRACTS PURCHASED PRIOR TO MAY 1, 2010)
GUARANTEED MINIMUM DEATH BENEFIT – ANNUAL RESET (As a percentage of the average daily Contract Value invested in the Sub-accounts)	0.20%	0.20%
EARNINGS ENHANCEMENT BENEFIT (As a percentage of the average daily Contract Value invested in the Sub-accounts and in the Symetra Fixed Account)	0.15%	0.15%
TOTAL WITH ALL OPTIONAL FEATURES	1.75%	1.75%

(1)	We do not deduct this charge if the Contract Value is at least $50,000 when the deduction is to be made.

(2)	The maximum guaranteed charge for contracts issued in 2005 and earlier may be $35 depending on your state of residence. Please see your contract for more information.

(3)	The optional death benefit riders are described in “Section 8 - “Death Benefit” and were only available for contracts purchased between April 30, 2004 and April 30, 2010. These optional riders are no longer available for purchase.

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The Total Annual Portfolio Operating Expenses table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2012. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual Portfolio operating expenses (before any waivers or expense reimbursement)	0.49%	1.76%
Range of total annual Portfolio operating expenses (after any waiver or expense reimbursement (2))	0.49%	1.71%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2014. Advisors to certain Portfolios offered in the contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

The above Portfolio expenses were provided by the Portfolios. We have not independently verified the accuracy of the information.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, Separate Account annual expenses, (including the mortality and expense risk charge, the asset related administration charge and if applicable any additional riders), and the Portfolio fees and expenses.

For purposes of calculating the examples, we use an average annual administration maintenance charge based on the charges paid in 2012. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. The examples do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. Different fees may be imposed during the Income Phase. Please see “Section 5 - Charges and Expenses” for a more detailed description. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2012. We did not independently verify the data provided, but we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

	If You Surrender Your Contract At The End of Each Time Period				If The Contract Is Not Surrendered or Is Annuitized
Contracts	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Currently issued and issued prior to May 1, 2010 with standard features elected	$1,058	$1,563	$2,078	$3,518	$326	$995	$1,687	$3,518
Issued prior to May 1, 2010 with the GMDB and EEB elected	$1,090	$1,659	$2,237	$3,829	$361	$1,097	$1,853	$3,829

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

	If You Surrender Your Contract At The End of Each Time Period				If The Contract Is Not Surrendered or Is Annuitized
Contracts	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Currently issued and issued prior to May 1, 2010 with standard features elected	$944	$1,215	$1,490	$2,316	$202	$626	$1,074	$2,316
Issued prior to May 1, 2010 with the GMDB and EEB elected	$976	$1,315	$1,661	$2,674	$238	$732	$1,252	$2,674

CONDENSED FINANCIAL INFORMATION

Appendix B contains Accumulation Unit value history for the Sub-accounts.

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1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the Accumulation Phase. Once you begin receiving annuity payments, your contract is in the Income Phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended (the “Code”). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your contract and therefore, affects the amount of the annuity payments available at the time of annuitization. Investment performance of the Sub-account(s) also impacts the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a Purchase Payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the Symetra Fixed Account affects the value of your contract. You may choose fixed annuity payments at the time of annuitization. Unlike variable annuity payments, once the Income Phase begins fixed annuity payments are not affected by the investment performance of the Sub-accounts.

OWNER

The Owner (“you”) is as shown on the contract application, unless changed. You, as the Owner, may exercise all ownership rights under the contract. The contract must be issued prior to the Owner reaching the maximum issue age as stated in the contract. In certain situations, we may preserve a younger age on your contract. If your birthday falls between the application date and the Contract Date, we will issue the contract based upon your age as of the application date if requested by you and subject to state regulations.

A non-qualified contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both joint Owners direct us otherwise in writing. Naming joint Owners can have a negative impact on the death benefit. See “Section 8 - Death Benefit” for more information.

An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner. You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age on the Contract Date. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.

Use care when naming joint Owners and Beneficiaries and consult your agent or other advisor if you have questions.

ANNUITANT

The Annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the Annuitant unless you designate someone else before the Annuity Date. If you designate someone else as Annuitant, that person must not be older than the maximum issue age as stated in the contract on the Contract Date. Owners who are non-natural persons (e.g., corporations or trusts) may not change the Annuitant.

BENEFICIARY

The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 - Death Benefit.” You initially name the Beneficiary on your contract application. You may change the Beneficiary at any time by sending us a signed and dated request. You may designate an irrevocable Beneficiary on your contract. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. In the case of certain contracts issued in connection with retirement plans, the retirement plan may prescribe certain limitations on the designation of a Beneficiary. Since Beneficiaries have no rights under your contract until your death, they should notify us of a death as promptly as possible.

ASSIGNMENT

You can assign the contract unless restricted by applicable law; however, the new Owner can not be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this contract is assigned, we will treat it as a change of ownership and all rights will be transferred. We are not bound by any assignments unless in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Account Maintenance address. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an IRA or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the contract may be limited.

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2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the Income Phase at any time after the contract has been in effect for one year (eight years for the Payments Based on a Number of Years annuity option), by notifying us in writing at least 30 calendar days prior to the date that you want annuity payments to begin. For contracts issued before April 30, 2004, you can switch to the Income Phase at any time. For all contracts, however, the Income Phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans.

During the Income Phase, the payee (you or someone you choose) will receive annuity payments beginning on the Annuity Date. You name the payee when you elect an annuity option and you may change the payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. Some retirement plans and/or contract versions require that the Annuitant be the Owner and payee once annuity payments begin.

Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. During the Income Phase, you cannot add Purchase Payments, change or add an Annuitant, change the annuity option, or change between fixed and variable annuity payments. When the contract switches to the Income Phase, the GMDB-Annual Reset rider and the EEB will no longer be applicable and there will generally be no death benefit. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

•	the first available payment date after you elect to begin annuity payments;

•	the latest Annuity Date specified in your contract; or

•	a different Annuity Date if required by law.

PAYMENT OPTIONS

Other than the period certain annuity, you may choose whether annuity payments will be made on a fixed basis, variable basis, or both. Period certain annuities are available only on a fixed basis. Annuity options made on a variable basis convert Accumulation Units to Annuity Units on the date you switch to the Income Phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.

ANNUITY OPTIONS

You may choose one of the options listed below. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the Annuitant’s age at the time you switch to the Income Phase and under some contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy.

Life Annuity.  The payee receives annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period.  The payee receives annuity payments for the longer of the Annuitant’s life or a guaranteed period of five or more years, as selected by you and agreed to by us. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Beneficiary. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the payee. As an alternative to monthly payments, the payee may elect to have the variable payments remaining commuted at the assumed interest rate of 4% and paid in a single lump sum. This alternative is not available for fixed payments.

Joint and Survivor Life Annuity.  The payee receives annuity payments as long as the Annuitant is living. After either Annuitant dies, the payee receives a specified percentage of each annuity payment as long as the other Annuitant is living. Annuity payments stop the later of the date the Annuitant dies or the date the second Annuitant dies. You name the joint Annuitant and payment percentage at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing a lower percentage amount to be paid after the death of either Annuitant results in higher payments while both Annuitants are living.

Joint and Survivor Life Annuity with Guaranteed Period.  The payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period of five or more years. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the Payee. The full benefit amount will continue to be paid to the payee until the later of the first death of either the Annuitant or joint Annuitant and the end of the guaranteed period. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the payee. You name the joint Annuitant, payee and payment percentage at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing a lower percentage

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amount to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies, the joint Annuitant dies or the date the last guaranteed payment is made.

Payments Based on a Number of Years.  This annuity option is only available after the eighth Contract Year and if your Contract Value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. In general, your Contract Value is amortized over a specific term and Accumulation Units and/or the value of the Symetra Fixed Account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of Accumulation Units and/or value of the Symetra Fixed Account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the Sub-accounts and/or Symetra Fixed Account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining Contract Value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the Annuitant’s life. If the Owner dies before all annuity payments have been made, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and the Beneficiary election form. See “Section 8 - Death Benefit” for more information.

Period Certain Annuity.  The payee receives annuity payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. This payout option is available only as a fixed annuity. If your contract is a qualified contract, period certain payments without a life contingency may not satisfy required minimum distribution rules. Annuity payments stop at the end of the guaranteed period. Consult a tax advisor before electing this option.

If you do not choose an annuity option at least 30 calendar days before the latest Annuity Date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the Annuitant’s life expectancy. If your Contract Value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

Proof of Age or Sex.  We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will not credit interest on underpayments or charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

Variable Annuity Payments.  Any portion of annuity payments based on investment in the Sub-accounts will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the Income Phase.

If you choose to have any portion of annuity payments based on investment in the Sub-accounts, the dollar amount of each payment will depend on:

•

the value of your contract (minus any outstanding Loan Amount) in the Sub-accounts as of the first close of the NYSE on or after the 15th day of the month preceding the Annuity Date (if the NYSE is not open on that date, the calculation will be made on the next Business Day);

•	an assumed investment return; and

•	the investment performance of the Sub-accounts you selected.

Your contract contains a Variable Annuity Purchase Rate Table that we use to determine the amount of the first annuity payment under your contract. The tables are based on an annual investment return of 4% and the Annuity 2000 Mortality Table. The amount of the first annuity payment is generally determined on the basis of the annuity option selected, the annuity purchase rate (as shown in your contract’s Variable Annuity Purchase Rate Table), the age and sex of the Annuitant, and the Annuity Date. If actual investment performance of the Sub-accounts exceeds the assumed investment return of 4%, the value of Annuity Units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of Annuity Units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the Sub-accounts will affect the amount of annuity payments. For more information, please see the SAI.

Fixed Annuity Payments.  The dollar amount of fixed annuity payments does not vary with investment performance, therefore, each payment amount will stay the same. Annuity payments under all life annuity options will be determined by applying the Contract Value or a portion of the Contract Value

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(minus any outstanding Loan Amount) to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table shown in your contract, or the current rates at that time if more favorable to you. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

CHANGING SUB-ACCOUNTS DURING THE INCOME PHASE

After you switch to the Income Phase, you may request to change Sub-account elections only once a month. Transfers are not allowed to or from the Symetra Fixed Account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. If you are age 85 or younger, you can purchase a non-qualified contract with a minimum initial investment of $2,000. Additional Purchase Payments of $250 or more may be added at anytime during the Accumulation Phase. For non-qualified contracts, we will waive the minimum initial investment if regular monthly payments are made through a pre-authorized transfer from a bank account (“Systematic Investing”). Each non-qualified Purchase Payment made through Systematic Investing must be at least $100. For a qualified contract, all Purchase Payments must be $30 or more, unless your retirement plan has a different requirement. Initial Purchase Payments in Maine and South Carolina may never be less than $1,000, even if made in connection with a qualified contract or Systematic Investing.

Any single Purchase Payment in excess of $1 million requires our prior approval.

Initial Purchase Payments.  Initial Purchase Payments should be forwarded to our New Business address and are normally credited to you within two Business Days of our receipt. If your initial Purchase Payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your initial Purchase Payment and all required information are received at Symetra Life. However, if your initial Purchase Payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the Sub-accounts, your Contract Date will be the next Business Day. We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application and initial Purchase Payment, we will return it within five Business Days. We will not deem payments sent to any other office besides our New Business address as received by us until such payment reaches our New Business address and are picked up and delivered to our processing office.

Additional Purchase Payments.  Additional Purchase Payments may be made at any time by sending them to our Account Maintenance address and should include your account number. Additional Purchase Payments made by check, mailed to our Account Maintenance address and received with all the information we need to process them are credited to your contract on the same Business Day as received by us. However, if your Purchase Payment is received at Symetra Life after the close of the NYSE, any portion to be allocated to the Sub-accounts will be credited the next Business Day. See “Section 3 - Allocation of Purchase Payments.”

Processing of Purchase Payments may be delayed by circumstances outside our control - for example, if your registered representative does not forward your Purchase Payments to us promptly. In addition, if your Purchase Payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will return the Purchase Payment. We will not deem payments sent to any other office besides our Account Maintenance address as received by us until such payment reaches our Account Maintenance address and are picked up and delivered to our processing office.

We reserve the right to refuse any application or Purchase Payment that is over $1 million dollars; that does not meet our minimum requirements; that is received without the necessary information to process the payment; that is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept. If we refuse a Purchase Payment, we will return it to you within five Business Days.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial Purchase Payment by specifying your desired allocations on the contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Transfers” as discussed in Section 4.

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Once we receive a Purchase Payment, the portion to be allocated to the Symetra Fixed Account is credited as of the day it is received. The portion to be allocated to the Sub-accounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern time. If for any reason the NYSE is closed when we receive your Purchase Payment, it will be valued as of the close of the NYSE on its next regular Business Day.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit. During the Income Phase, we call the units of measure Annuity Units.

We calculate the value of an Accumulation Unit for each Sub-account as of the time the NYSE closes each day. To determine the current Accumulation Unit value, we take the prior day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for insurance and other charges. The value of an Accumulation Unit will usually go up or down from day to day.

The Net Investment Factor is used to measure the daily change in Accumulation Unit value for each Sub-account. The Net Investment Factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day; minus

•	the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the Sub-account.

When you make Purchase Payments or transfers into a Sub-account, we credit your contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that particular Sub-account. Similarly, when you request a withdrawal or a transfer of money from a Sub-account, we deduct from your contract Accumulation Units representing the withdrawal amount.

Example: Assume that on Monday we receive a $1,000 Purchase Payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 Accumulation Units for the Fidelity VIP Growth & Income Portfolio.

ASSET ALLOCATION PROGRAM

Symetra Life may make an asset allocation model program (“Program”) available for use by contract Owners. You can elect the Program at any time and at no additional charge by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. The Program consists of pre-selected investment style categories (“models”), such as “conservative” or “aggressive” chosen by our affiliated investment advisor. Each model consists of predetermined Sub-accounts and allocation percentages based upon risk tolerance. Your Contract Value will be rebalanced at the specified frequency, if selected by you, to reflect the model’s original allocation percentages. You may participate in only one model at a time. New allocation models may be made available periodically. However, unless you choose a new model, your Contract Value will continue to be allocated in accordance with the originally chosen model.

Because the Program does not provide investment advice, you should consult your financial advisor to help you determine the appropriate model based on your financial needs, time horizon, and willingness to accept investment risk. You should also consult your financial advisor periodically while you own the contract to determine that your original model’s allocation still meets your needs.

An election to change models must be communicated to us in writing to our Account Maintenance address in accordance with our administrative form. If you change your election, you may be subject to short-term trading fees applied by the Portfolio companies and the transfer will count as a “transfer event” as specified under “Section 4 - Transfers Among Sub-accounts and the Symetra Fixed Account.”

You may terminate your participation in the Program at any time upon your written request. If you allocate your Sub-accounts outside of the Program, your participation in the Program will also terminate. Symetra Life reserves the right to terminate the Program at any time.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. We include a refund of all charges that may have been deducted from your contract if you request to cancel your contract during this period. This period will be at least 10 days (longer in some states). You will receive your Contract Value plus the refund of all charges. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. In some states, we may be required to return to you the amount of the Purchase Payments paid to us. In this case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply

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amounts designated for the Sub-accounts to the Fidelity VIP Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

For contracts purchased as an IRA and returned to us within 7 days after you receive it, Symetra Life will refund the greater of your Contract Value or your Purchase Payments. During this 7-day period, we will allocate the Purchase Payments designated for the various Portfolios to the Fidelity VIP Money Market Portfolio. After 7 days, your state’s right to examine provision, as shown in your contract, will continue to apply. If your state’s right to examine provision is longer than 7 days and requires a return of Purchase Payment, we will continue to allocate amounts designated for the Sub-accounts to the Fidelity VIP Money Market Portfolio offered within your contract until the right to examine period expires. Upon the expiration of the 7-day period or the right to examine period as stated on your contract (for those states that have a free look provision longer than 7 days and require a return of Purchase Payment), Purchase Payments will then be allocated in the manner you selected unless you have cancelled the contract.

4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the contract. Each Sub-account purchases the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The following Portfolios are currently offered under the contract. However, not all Portfolios are available to all contract Owners. The name, investment objective, and investment advisor of the Portfolios offered under this contract are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Account Maintenance address. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed below, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Effective April 29, 2013, the Invesco Van Kampen V.I. American Franchise Fund and Invesco Van Kampen V.I. Mid Cap Growth Fund have changed their names to Invesco V.I. American Franchise Fund and Invesco V.I. Mid Cap Growth Fund respectively.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under this contract. If Series I and Series II shares of the Invesco V.I. Mid Cap Growth Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.
American Century VP Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc.
Calvert VP Investment Grade Bond Index Portfolio	The Investment Grade Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Investment Management, Inc.
Calvert VP Nasdaq 100 Index Portfolio	The Nasdaq 100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq 100 Index.	Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	The SRI Balanced Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund, Inc.	The fund seeks to match the total return of the Standard & Poor’s® 500 Composite Stock Price Index.	The Dreyfus Corporation
DWS Variable Series I
DWS Capital Growth VIP	The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).	Deutsche Investment Management Americas Inc.
DWS Global Small Cap Growth VIP	The fund seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies through the world (companies with market values similar to the smallest 30% of the companies in the S&P Developed Broad Market Index).	Deutsche Investment Management Americas Inc.
DWS International VIP	The fund seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).	Deutsche Investment Management Americas Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
DWS Variable Series II
DWS Global Growth VIP	The fund seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.	Deutsche Investment Management Americas Inc.
Effective May 1, 2013, DWS Global Thematic VIP portfolio has changed its name to DWS Global Growth VIP Portfolio.
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom Funds 2010 Portfolio	Fidelity VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom Funds 2015 Portfolio	Fidelity VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom Funds 2020 Portfolio	Fidelity VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom Funds 2025 Portfolio	Fidelity VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom Funds 2030 Portfolio	Fidelity VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc. an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Freedom Income Portfolio	Fidelity VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.	Strategic Advisers, Inc. an affiliate of Fidelity Management & Research Company (FMR)
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR)
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR)
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR)
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Franklin U.S. Government Fund	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “funds of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds-of-funds may have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio

The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.

Neuberger Berman Management LLC

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests at least 80% of its assets in equity securities of mid-capitalization companies (defined by reference to the Russell Midcap Value Index); the use of a bottom-up, fundamental research driven approach to identify stocks of companies trading below the portfolio manager’s estimate of their intrinsic value; and the exploitation of perceived market inefficiencies among complex companies, cyclical companies and companies in a period of interrupted growth.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.

CLASS I SHARES OF THE PORTFOLIO BELOW ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE MARCH 15, 2007
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I. Capital Appreciation Fund effective May 1, 2006. Effective April 30, 2012, Invesco V.I. Capital Appreciation Fund was reorganized and renamed the Invesco Van Kampen V.I. American Franchise Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. American Franchise Fund changed its name to Invesco V.I. American Franchise Fund. As a result of these reorganizations and name changes, Series I shares of Invesco V.I. American Franchise Fund are available to contract Owners previously invested in Series I shares of Invesco V.I. Growth Fund and Invesco V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II shares of the Invesco V.I. American Franchise Fund are available to a contract Owner, we will allocate investments to the Series I fund.
Invesco V.I. Global Real Estate Fund	The Fund’s investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - MidCap Stock Portfolio	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.	The Dreyfus Corporation

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Appreciation Portfolio	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Federated Insurance Series
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Fidelity® Variable Insurance Products
Fidelity VIP Growth Portfolio	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.	Fidelity Management & Research Company (FMR)
JPMorgan Insurance Trust
JPMorgan Insurance Trust International Equity Portfolio	The portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	J.P.Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

SERIES I SHARES OF THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE MARCH 14, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Mid Cap Growth Fund	The Fund’s investment objective is to seek capital growth.	Invesco Advisers, Inc.
Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund has changed its name to Invesco V.I. Mid Cap Growth Fund.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under the contract. If Series I and Series II shares of the Invesco V.I. Mid Cap Growth Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Health Care Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Quality Bond Portfolio	The fund seeks to maximize total return, consisting of capital appreciation and current income.	The Dreyfus Corporation
Federated Insurance Series
Federated Managed Volatility Fund II	The Fund’s investment objective is to achieve high current income and moderate capital appreciation.	Federated Investment Management Company
Fidelity® Variable Insurance Products
Fidelity VIP Asset Manager Portfolio	Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company (FMR)
ING Investors Trust
ING Global Resources Portfolio	The Portfolio seeks long term capital appreciation.	Directed Services, LLC Sub-Advised by ING Investment Management, Co. LLC

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THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio	To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund’s portfolio.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Select Mid Cap Growth VCT Portfolio	To seek long-term capital growth.	Pioneer Investment Management, Inc.
Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has changed its name to Pioneer Select Mid Cap Growth VCT Portfolio.
Pioneer Mid Cap Value VCT Portfolio	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.	Fidelity Management & Research Company (FMR)
JPMorgan Insurance Trust
JPMorgan Insurance Trust U.S. Equity Portfolio	The portfolio seeks to provide high total return from a portfolio of selected equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
DWS Variable Series II
DWS Global Income Builder VIP	The fund seeks to maximize income while maintaining prospects for capital appreciation.	Deutsche Investment Management Americas Inc.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2000
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
ING Investors Trust
ING JPMorgan Emerging Markets Equity Portfolio	The Portfolio seeks capital appreciation.	Directed Services, LLC Sub-Advised by J.P. Morgan Investment Management Inc.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts of other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages to variable life insurance owners or variable annuity owners. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events or conflicts insufficiently protects contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Portfolio available through the contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

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Please note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yields of any Sub-account investing in a money market fund may also become extremely low and possibly negative.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract. We also receive this compensation for providing services to contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this contract is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Account Maintenance address. The compensation that we receive may be significant and we may profit from this compensation.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; some do not pay us any such compensation.

When determining which Portfolios to offer in our variable contracts, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

Although the compensation we receive may be used indirectly for distribution of the contracts, compensation for selling the contracts is set by Symetra Life and paid directly by us to the broker-dealer selling you this contract. See “Section 9 - Other Information” for information regarding the selling compensation we pay for sales of the contracts.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your contract. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new Purchase Payments by existing or new contract Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option available under the contract. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

AVAILABILITY OF THE SUB-ACCOUNTS

Certain Sub-accounts are closed to new investors and only available to contract Owners who have been continuously invested in them as of a certain date. Once a contract Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the contract Owner for investment.

VOTING RIGHTS

We are the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

SYMETRA FIXED ACCOUNT

The contract also offers a fixed account which credits interest rates that are set and guaranteed by Symetra Life. At the time you purchase the contract, you can choose to allocate your Purchase Payment to any of the following Initial Guaranteed Interest Periods: 1-year, 3-year and 5-year. Different interest

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rates may apply to each of the initial guaranteed periods. A minimum Purchase Payment of $1,000 is necessary for the 3- and 5-year Initial Guaranteed Interest Periods. No future Purchase Payments or transfers may be made to the 3-year and 5-year Initial Guaranteed Interest Periods.

Each Purchase Payment will be credited with the interest rate established for the date that we receive the Purchase Payment. This rate will apply to the Purchase Payment on the date we receive it and continue for the guaranteed period chosen. If you make additional Purchase Payments to the 1-year Initial Guaranteed Interest Period, each will be credited with the applicable interest rate from the date we receive it to the end of the guaranteed period.

Once the guaranteed period is over, we can adjust the interest rate. Adjusted rates will apply to Purchase Payments and their credited interest for at least 12 months, when the rate can be adjusted again.

In the first Contract Year, additional interest will be credited to Purchase Payments allocated to the Symetra Fixed Account if the initial Purchase Payment is greater than $100,000. If you make additional Purchase Payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first Contract Year. If a Purchase Payment brings the total Purchase Payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that Purchase Payment to the end of the first Contract Year.

Different interest rates may apply to each of your Purchase Payments depending on the interest rate established for the date we receive the Purchase Payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract or state non-forfeiture law at the time we issue the contract. You bear the risk that they will never be greater than the guaranteed amount. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts subject to applicable state law.

Payments from the Symetra Fixed Account are also subject to minimum amounts required by state law. These minimum amounts only apply upon annuitization from the Symetra Fixed Account, payment of a death benefit upon death of the Owner, or a total withdrawal from the Symetra Fixed Account. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account (the amount applied to annuity payments or paid for a total withdrawal or death benefit) will be at least equal to the minimums required by state law. If necessary to meet this minimum, charges will be waived.

For more information regarding the Symetra Fixed Account, please see your contract. For more information regarding the limitations on transfers to and from the Symetra Fixed Account, please see below “Section 4 - Transfers Among Sub-accounts and the Symetra Fixed Account.”

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

During the Accumulation Phase you can transfer money among the Sub-accounts and the Symetra Fixed Account 12 times per Contract Year free of a transfer charge. We measure a Contract Year from the anniversary of your Contract Date. Each additional transfer in a Contract Year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. If a transfer will result in the remaining balance in an investment option being less than $500, you must transfer the entire amount out of the investment option. The minimum you can transfer into any investment option is $50. In addition to this $500 minimum, transfers out of the Symetra Fixed Account are limited to a maximum of 10% of the Symetra Fixed Account value per Contract Year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. We determine whether you have transferred more than 10% of the Symetra Fixed Account value at the time of the transfer. If you make more than one transfer from the Symetra Fixed Account in a Contract Year, the amounts of all previous transfers from the Symetra Fixed Account in the Contract Year are subtracted from the current 10% amount to determine the amount available for transfer.

Transfer requests received by us with all information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close of the NYSE on its next regular Business Day.

TRANSFER TRANSACTIONS AVAILABLE

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your contract;

•	the amount of the transfer; and

•	which investment options are affected.

We cannot process your transfer request until we have received the request at our Account Maintenance address. Transfer requests received by us with all the information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close the NYSE on its next Business Day.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.

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Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number (“PIN”). However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your Symetra Life registered representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your PIN because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract Owners. In addition, if we receive a transfer request that is to be allocated to the Symetra Fixed Account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the Symetra Fixed Account.

SCHEDULED TRANSFERS

During the Accumulation Phase, you can choose among several investment strategies that are available at no charge. We refer to any transfer made using these strategies as “scheduled transfers” and they will not count against your 12 free transfers. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the investment options available for scheduled transfers. If such restriction is imposed or we change the Sub-accounts available, we will notify you in writing. Once started, dollar cost averaging and appreciation or interest sweep scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the investment option designated as the source of the scheduled transfer. If you make a transfer or withdrawal outside of either the dollar cost averaging or appreciation or interest sweep strategy and that transfer or withdrawal is from the investment option you have designated as the source for these strategies, your scheduled transfers will stop. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.

Dollar cost averaging transfers from the Symetra Fixed Account are limited to 4% per quarter (1.33% monthly) of your value in the Symetra Fixed Account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the Sub-accounts.

Appreciation or Interest Sweep.  If your Contract Value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each Contract Year from the Fidelity VIP Money Market Portfolio and earned interest up to 10% from the Symetra Fixed Account to the other Sub-accounts monthly, quarterly, or annually. Appreciation or interest sweep cannot be used to transfer money to the Symetra Fixed Account or to the Fidelity VIP Money Market Portfolio.

Sub-account Rebalancing.  After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. If your Contract Value is at least $10,000, you can instruct us to adjust your investment in the Sub-accounts to maintain a predetermined mix quarterly, semi-annually, or annually. Sub-account rebalancing can be used with dollar cost averaging and appreciation or interest sweep; however, it is not available for the Symetra Fixed Account. The $10,000 minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is used for Sub-account rebalancing.

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LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and amount the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term contract owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring contract Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include Symetra Life approved investment strategies such as dollar-cost averaging, Sub-account rebalancing, and other approved systematic transactions, such as asset allocation programs, when monitoring for market timing.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and

•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund

within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular contract Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you , we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12 month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all contract Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners’ returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and

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redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Contract Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of Accumulation Units and Annuity Units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the optional benefit charges described below.

Mortality and Expense Risk Charge.  This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each Sub-account you are invested in. This charge compensates us for the mortality and expense risks we have under all Spinnaker contracts. Our mortality risk arises from our obligations to make annuity payments for the life of the Annuitant and to pay death benefits prior to the Annuity Date. Our expense risks under the contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased for the life of the contract.

Asset Related Administration Charge.  This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with

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contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased for the life of the contract.

OPTIONAL BENEFIT CHARGES

If your contract was purchased between April 30, 2004 and April 30, 2010, you may have elected optional benefits which require additional charges. Those optional benefits are GMDB-Annual Reset and EEB.

Guaranteed Minimum Death Benefit - Annual Reset.  If you elected the GMDB - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account you are invested in. This charge is for the cost and risk associated with offering the GMDB - Annual Reset rider. We stop deducting this charge on the date you switch to the Income Phase or when the death benefit is paid, whichever occurs first. GMDB - Annual Reset was only available for non-qualified contracts, IRAs, and Roth IRAs. This benefit was available only between April 30, 2004 and April 30, 2010 and it is irrevocable.

Earnings Enhancement Benefit.  If you elected the EEB rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account and the Symetra Fixed Account. The charge is for the cost and risk associated with offering the EEB option. We stop deducting this charge on the date you switch to the Income Phase or when the death benefit is paid, whichever occurs first. EEB was only available for non-qualified contracts. This benefit was available only between April 30, 2004 and April 30, 2010 and it is irrevocable.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE

During the Accumulation Phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each Contract Year and if you withdraw the entire Contract Value. This charge is for administrative expenses and may be changed but may never exceed $50 per Contract Year. If your contract was purchased in 2005, the maximum charge may be $35 per Contract Year. Please see your contract for more information. We will not deduct this charge if your Contract Value is at least $50,000 when the deduction is to be made.

During the Income Phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your Contract Value was less than $50,000 when annuity payments began.

LOAN INTEREST RATES

The loan interest spread is the difference between the amount of interest we charge you for a loan (a maximum effective annual rate of 5.5% of the Loan Amount) and the amount of interest we credit to the amount in your Loan Account (a guaranteed effective annual rate of 3.0% of the Loan Account). This results in a net loan interest rate of 2.5% of the Loan Amount.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals, including partial withdrawals, in excess of your free withdrawal amount that is described under “Section 7 - Access to Your Money.” This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

The contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each Purchase Payment is in your contract. Subsequent Purchase Payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge (“CDSC” in the table below) is stated as a percentage of the amount withdrawn. It starts at 8% in the first Contract Year and declines one percent each Contract Year as follows:

Contract Year	1	2	3	4	5	6	7	8	9+
CDSC	8%	7%	6%	5%	4%	3%	2%	1%	0%

Unless you tell us otherwise, when you make a partial withdrawal the contingent deferred sales charge is deducted from the remaining Contract Value.

We will not assess the contingent deferred sales charge for:

•	annuity payments;

•	repetitive withdrawals taken over life expectancy;

•	eligible healthcare confinement withdrawals;

•	death benefits; and

•	premium taxes.

We eliminate the contingent deferred sales charge for individual retirement annuity contracts purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us. We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under other circumstances which reduce our sales expense. See “Section 9 - Other Information.”

FREE WITHDRAWAL AMOUNT

Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your Contract Value withdrawn in a Contract Year. We determine whether you have withdrawn more than 10% of the Contract Value at the time of withdrawal. If you take more than one withdrawal in a Contract Year, all previous withdrawals in the

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Contract Year are added to the current Contract Value to determine whether more than 10% of the Contract Value has been withdrawn in that year. In addition, there is no withdrawal charge on the first withdrawal you make in a Contract Year, but the contingent deferred sales charge may apply.

WAIVER OF SURRENDER CHARGES UPON HEALTHCARE CONFINEMENT

If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days (60 or more consecutive days for contracts issued prior to April 30, 2004, if approved in your state) and that your confinement began after your Contract Date. If you are confined to a healthcare facility on the Contract Date, you are not eligible for this waiver of contingent deferred sales changes until after the first Contract Year. Please see your contract for more information.

WITHDRAWAL CHARGE

We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a Contract Year. Unless you tell us otherwise, this charge is deducted from the remaining Contract Value.

We will not deduct this charge for annuity payments, repetitive withdrawals, or if you withdraw the entire Contract Value. See “Section 7 - Access To Your Money” for a discussion of repetitive withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the Sub-account that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of dollar cost averaging, appreciation sweep, interest sweep, or Sub-account rebalancing, it will not be counted as part of your 12 free transfers.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract as stated in your contract.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract. If we choose to deduct these income or other taxes, we will notify you in writing.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios for investment management fees and other operating expenses the Portfolios incur. These expenses are summarized in the fee table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses, which if not accompanying this prospectus, are available upon request.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax advisor about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to Purchase Payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply. For example, contracts by a trust which holds the contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, and contracts held for qualified retirement plans may be able to defer tax on earnings until money is withdrawn from the contract.

DEATH BENEFITS

Neither of the optional death benefits paid under the contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS

Contracts purchased as an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other

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investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. If the contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”). You should consult your tax advisor regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.

You may be able to make a direct transfer or rollover from other qualified plans and contracts to this contract. If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA.

Generally, qualified contracts (except for Roth IRAs) are subject to required minimum distributions. For TSAs and 457 plans you must begin receiving required minimum distributions no later than April 1 of the year following the latter of attainment of age 70 1/2 or the date you sever employment with the employer sponsoring the plan. For IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There may be substantial penalties if you fail to take required minimum distributions. Distributions from a Roth IRA may be deferred until the death of the Owner.

A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. SEP IRAs and SIMPLE IRAs are subject to different rules.

Furthermore, under final regulations issued by the Internal Revenue Service (“IRS”), the value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any guaranteed minimum death benefits provided under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution may be impacted. If you are purchasing a qualified contract, you should consult a tax advisor.

To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. Under some circumstances, you may be able to make “after-tax” Purchase Payments. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

When this contract is issued in connection with a qualified plan, we will amend the contract as necessary to conform to the requirements of the plan. However, you are cautioned that the rights of any person to benefits under the retirement plan may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the contract, unless we consent.

TAX SHELTERED ANNUITIES - 403(B) CONTRACTS

TSAs are available to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. Effective on January 1, 2009, Department of Treasury 403(b) regulations went into effect. The regulations generally require employers offering 403(b) plans to maintain those plans pursuant to a written plan document and to coordinate administration of the plans. Depending on the employer’s written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges. Purchase payments made on a contract may be subject to FICA (social security) tax.

If your contract is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your Purchase Payments to or surrender, withdrawals, transfers or loans from your contract comply with applicable tax requirements before we process those transactions and to decline Purchase Payments or requests that are not in compliance. These transactions cannot be processed until all information required under the tax law is received. By directing Purchase Payments to the contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

As a general matter, all contracts that have received plan contributions after 2004 are required to be included in the 403(b) and subject to your employer’s administration. The rules are complex, and this discussion is not intended as tax advice. The IRS continues to issue guidance and clarification regarding the rules. Some rules may be subject to difference interpretations. You should consult your own tax advisor or your employer to discuss the regulations.

WITHDRAWALS FROM ROTH IRAS AND ROTH TSAS

Qualified distributions from Roth IRA and Roth TSA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA or Roth TSA

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for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual’s death or disability, or, for Roth IRAs only, as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISOR FEES

Withdrawals from non-qualified contracts for the payment of investment advisor fees will be considered taxable distributions from the contract. The IRS has held, however, that the payment of investment advisor fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details.

OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the contract.

The Code generally treats distributions as coming first from earnings (also referred to in the Code as “income on the contract”) and then from Purchase Payments. Non-qualified deferred annuity contracts issued by the same insurer to the same Owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to Purchase Payments are generally not taxed.

In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to Purchase

Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

If the contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the contract could be currently includable in your income.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract. For qualified contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS

For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. However, these same options may not be available to surviving beneficiaries who are “civil union partners,” “domestic partners” or other similar relationships as recognized under the laws of certain states. These options are available only to a person defined as a “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, the administration of spousal rights and the related tax reporting for the contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law is evolving and complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for

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federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

If you exchange part of an existing contract for this contract, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this contract. Subject to certain exceptions, some or all of the amount exchanged into this contract could be includible in your income and subject to the 10% tax described in the “Non-Qualified Contracts” section of this prospectus.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Rev. Proc. 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

A transfer or assignment of ownership of a contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

PARTIAL ANNUITIZATION

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments  as withdrawals for tax purposes.

DIVERSIFICATION/OWNERSHIP

Variable annuity contracts receive tax deferral as long as the Sub-accounts meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. Under this contract, you have the option to invest in a number of Sub-accounts. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of Sub-accounts you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the Owner of the Separate Account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain “eligible rollover distributions” from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. For this purpose, an eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to: (i) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; (ii) distributions for a specified period of 10 years or more; (iii) distributions which are required minimum distributions; (iv) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); (v) hardship distributions; or (vi) corrective distributions. It also does not apply if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or TSA or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens. You should consult your own tax counsel or other tax advisor regarding income tax withholding.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable

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to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

AMERICAN TAXPAYER RELIEF ACT OF 2012

The American Taxpayer Relief Act: (1) permanently provides for a maximum federal estate tax rate, gift tax rate and generation skipping transfer tax rate of 40% with an inflation-adjusted $5 million lifetime unified estate and gift tax exclusion and a $5 million generation skipping transfer exclusion; (2) makes permanent “portability” between spouses which allows the estate of a decedent who is survived by a spouse to permit the surviving spouse to use the decedent’s unused $5 million lifetime exclusion; and (3) extends a number of generation skipping transfer provisions.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted 3.8% Medicare tax on investment income. Thus, in certain circumstances, a tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

•	by taking partial withdrawals during the Accumulation Phase;

•	by surrendering your contract during the Accumulation Phase;

•	by taking repetitive withdrawals (described below);

•	by taking a loan;

•	by receiving payments during the Income Phase (see “Section 2 - Annuity Payments”); or

•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit”).

PARTIAL WITHDRAWALS

During the Accumulation Phase, you can make partial withdrawals from the amount available under your contract by writing to us at our Account Maintenance address. The withdrawal request must be accompanied with all the information we need to process it. Partial withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the Contract Value if less. If you take a partial withdrawal, you must tell us from which investment options we are to take the withdrawal. Once we receive your request, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE. Partial withdrawals are payable within seven calendar days.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire Contract Value, an annual administration maintenance charge. There are situations where all or some of these charges don’t apply. See “Section 5 - Charges and Expenses” for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

SURRENDERING YOUR CONTRACT

You can surrender your contract for its Contract Value at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request at our Account Maintenance address. All benefits will terminate as of the date we receive the required information to process your surrender request. We will determine your surrender value as of the next close of the NYSE after we have received the

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required information to process your request. We will pay you the surrender value within seven calendar days.

The surrender value will be equal to your Contract Value minus any applicable contingent deferred sales charge, withdrawal charge, annual administration maintenance charge, and Loan Amount.

REPETITIVE WITHDRAWALS

Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, semi-annually or annually. The minimum amount for each withdrawal is $500, or the Contract Value if less. You may request repetitive withdrawals by completing the appropriate form and sending it to our Account Maintenance address. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and your Beneficiary.

You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.

Example One:  Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.

Example Two:  Assume that in one year, when the contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.

Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals or otherwise modify or stop these repetitive withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.

If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to repetitive withdrawals.

LOANS

Subject to your TSA employer’s plan, you may take a loan against your Contract Value. Loan charges will apply. See “Section 5 - Charges and Expenses.” You may request a loan from us using your Contract Value as the security for the loan if:

•	your contract is not subject to Title 1 of ERISA;

•	your contract is issued under Section 403(b) of the Code; and

•	you are permitted to take loans under the plan.

You may have only one loan outstanding at any time. The amounts and terms of a loan may be subject to state restrictions, plan requirements, and Section 72(p) of the Code. You should consult a tax advisor before taking a loan.

You must complete a loan application and sign a loan agreement in which you consent to maintain a required minimum collateral balance of at least 175% of the outstanding Loan Amount in the Symetra Fixed Account at all times. If your balance in the Symetra Fixed Account is less than the required minimum collateral balance, we will transfer money from the Sub-accounts (as selected by you on your loan application) to the Symetra Fixed Account to reach the required minimum collateral balance. Any amount allocated to the Symetra Fixed Account as part of the required minimum collateral balance for a loan will not be included for purposes of applying transfer and withdrawal restrictions. Withdrawals and transfers from the Symetra Fixed Account are not allowed to the extent they would cause the value in the Symetra Fixed Account to be less than the required minimum collateral balance.

If a loan is outstanding when you request to switch to the Income Phase, you must repay the loan before annuity payments will begin. The amount available for annuitization will then be the Contract Value after the deduction of the Loan Amount and any loan charges due.

If a loan is outstanding when you die, the Loan Amount plus any charges due at the time of your death will be deducted from the death benefit proceeds prior to making payment to your Beneficiary.

The amount of your scheduled loan payment will be provided to you upon loan issuance. The scheduled loan payment amount is determined by level amortization of the Loan Amount over the repayment period at the loan’s charged rate of interest. Loan payments must be made at least quarterly, but may be made more rapidly, if desired. Payments made in addition to the regularly scheduled payments will be applied first to the interest accrued since the last payment and then to reduce principal. Payments made in addition to regularly scheduled payments

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will not change the amount of future loan payments, but may result in fewer payments.

If a loan payment is more than 90 days past due, the loan is in default. Loans in default will continue to accrue interest on the outstanding Loan Amount until the loan is repaid. Loans in default will have tax consequences. For more information on loans, consult your loan agreement.

Loans taken prior to May 1, 2010 may have different terms. Consult your loan agreement for more information.

WITHDRAWAL RESTRICTIONS ON TSA CONTRACTS

Your right to make withdrawals or surrenders is subject to any restrictions imposed by applicable law or retirement plans.

There are certain restrictions imposed on withdrawals of contracts used as funding vehicles for 403(b) retirement plans (“TSAs”). Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

•	you attain age 59 1/2;

•	you leave your job;

•	you die or become disabled as defined by the Code;

•	you experience a qualifying hardship (applies to contributions only);

•	you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order; or

•	you are a member of the National Guard Reserves, are called to active duty and request a qualified reservist distribution.

Also, for 403(b) contracts, amounts attributable to employer contributions that were made on or after January 1, 2009, are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with tax regulations. Amounts transferred to a 403(b) contract from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

In the case of all qualified contracts, tax penalties may apply to withdrawals. There may also be restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made. However, these restrictions on withdrawals do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM (“TEXAS ORP”)

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

•	terminate employment in all eligible Texas institutions of higher education;

•	retire;

•	attain age 70 1/2; or

•	die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE REQUIREMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire Contract Value and your contract will terminate if, after a withdrawal, the remaining Contract Value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal. We may waive this minimum balance for contracts issued in connection with employer sponsored retirement plans.

Withdrawals, including any charges, reduce the number of Accumulation Units and/or the value of the Symetra Fixed Account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 6 - Taxes.”

SIGNATURE GUARANTEES

As a protection against fraud, we require a signature guarantee for certain transaction requests. When required, we must receive the original signature guarantee and will not accept copies or faxes of the signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notary public cannot provide a signature guarantee. For more information on our signature guarantee requirements, please contact us.

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the GMDB-Annual Reset rider and/or the EEB rider. The death benefit provisions may be different for contracts issued prior to April 30, 2004. Please refer to your contract for variations.

DEATH DURING THE ACCUMULATION PHASE

If any Owner dies during the Accumulation Phase, the death benefit is payable to the:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

If the Owner is a non-natural person (e.g., a corporation or trust), the death of any Annuitant is treated as the death of the

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Owner. Therefore, a joint Annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first Annuitant.

If an Annuitant is not the Owner and dies during the Accumulation Phase, the Owner must designate a new Annuitant. If an Annuitant is not designated within 30 days after we are notified of the Annuitant’s death, the Owner will be named as an Annuitant.

Basic Death Benefit

The basic death benefit is the higher of:

1)	your current Contract Value (as of the date indicated below); or

2)	if you are a sole Owner or the oldest joint Owner, the guaranteed minimum death benefit.

The basic guaranteed minimum death benefit is initially equal to your first Purchase Payment and is immediately increased by additional Purchase Payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The guaranteed minimum death benefit is reset on each 8-year contract anniversary until the oldest Owner attains age 72. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or is “stepped up” to your Contract Value on that date, if higher.

Calculation of Death Benefit

We will determine the amount of and pay the death benefit upon receipt at our Account Maintenance address of the following:

•	proof of death acceptable to us, such as a certified copy of a death certificate;

•	written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment; and

•	any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the guaranteed minimum death benefit exceeds the Contract Value, we will add money to your contract in order to satisfy the guaranteed minimum death benefit. The money added will be allocated to the investment options, in the same manner as Purchase Payments. For limitations on the amount we will add, please see “Limitations on Death Benefit” described below.

Payment of Death Benefit

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, Beneficiaries should notify us of a death as promptly as possible to limit the risk of their decline in benefit value. The amount of the death benefit will include any interest required by state law. In all cases, any outstanding Loan Amount will be deducted from the death benefit proceeds.

Under a non-qualified contract, the death benefit may be paid as:

1)	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

2)	annuity payments made over the Beneficiary’s life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If you entered into a civil union your rights to continue the contract may be limited under federal laws. See “Section 6 - Taxes” for more information. If this spouse is also the oldest joint Owner, the guaranteed minimum death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the Contract Value.

If there is no surviving joint Owner, or the contract is owned by a single Owner, the right to receive the death benefit or to change the payee for remaining annuity payments will pass to the Beneficiary as elected on the contract application (or Beneficiary designated on our records, if changed by you at a later date).

If the age of the Annuitant or contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the Annuitant or contract Owner.

DEATH DURING THE INCOME PHASE

If an Owner dies during the Income Phase, then any amounts paid after an Owner’s death will depend on which annuity option was selected. Under the Payments Based on a Number of Years annuity option, if an Owner dies before the entire Contact Value has been paid out, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and an election of how to take the death benefit payment. If an Owner dies while annuity payments are being paid under another annuity option, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not the Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the payee designated by the Owner. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 2 - Annuity Payments” for more information.

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The right to receive the death benefit under Payments Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

OPTIONAL DEATH BENEFITS

If your contract was purchased between April 30, 2004 and April 30, 2010, you may have elected none, one or both optional benefits available at the time you purchased the contract. The optional death benefits were only available for certain contracts as discussed below.

Guaranteed Minimum Death Benefit - Annual Reset (“GMDB - Annual Reset”).  If you were under age 75 at the issue date of the contract, you may have elected the GMDB - Annual Reset rider. If you elected the GMDB - Annual Reset rider, it will replace the basic guaranteed minimum death benefit described above. If the contract is owned by joint Owners, both Owners must have been under age 75 as of the issue date of the contract to elect this rider. This rider was only available for non-qualified contracts, IRAs, and Roth IRAs. It was not available for TSA and 457 contracts. This benefit was only available between April 30, 2004 and April 30, 2010. If you elected this rider, we will deduct a charge. Once you have elected the benefit, you cannot cancel it, and the 0.20% annual charge will continue to be deducted, even during periods when the GMDB-Annual Reset would provide no benefit.

If you elected this rider, the guaranteed minimum death benefit will be reset annually each contract anniversary until the oldest Owner attains age 75. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or the Contract Value on that date, if higher.

The GMDB - Annual Reset rider terminates and the charge is no longer deducted if:

•	the contract enters the Income Phase prior to your death; or

•	a spouse continues the contract after the death of the sole Owner or oldest joint Owner.

If the surviving spouse is the oldest joint Owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any Owner is misstated so that the Owner would not have been eligible to purchase the benefit, the rider is terminated.

Earnings Enhancement Benefit (“EEB”).  If you were under age 76 on the issue date of the contract, you may have elected the EEB rider. If the contract is owned by joint Owners, both

Owners must have been under age 76 as of the issue date of the contract to elect this rider. The EEB rider was only available for non-qualified contracts and was only available between April 30, 2004 and April 30, 2010. If you elected this rider, we will deduct a charge. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole Owner’s or oldest joint Owner’s death and will be added to the basic or GMDB-Annual Reset death benefit that is described above.

If the oldest Owner was age 69 or under when you purchased your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest Owner was age 70 through 75 when you purchased your contract, the EEB is equal to 25% of the earnings remaining in the contract.

However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the guaranteed minimum death benefit.

For purposes of this benefit, we define “earnings” as the amount by which the Contract Value (when the death benefit is calculated) exceeds the total amount of Purchase Payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before Purchase Payments. If any Purchase Payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the guaranteed minimum death benefit or GMDB-Annual Reset exceeds the Contract Value.

Your earnings for this purpose are limited to a maximum of 250% of the total value of your Purchase Payments, less withdrawals and charges, excluding any Purchase Payments made 12 months prior to the date of death (other than Purchase Payments made during the first Contract Year if death occurs in the first Contract Year) or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:

•	the contract enters the Income Phase prior to your death; or

•	a spouse continues the contract after the death of the sole Owner or oldest joint Owner.

If the surviving spouse is the oldest joint Owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any Owner is misstated so that the Owner would not have been eligible to purchase the benefit, the rider is terminated.

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For examples on how the EEB death benefit works, see Appendix A.

Effects of Ownership Changes.  Certain ownership changes may result in automatic termination of the optional death benefits. If the contract is owned by one Owner, the following ownership changes will result in termination of the rider:

•	A change in ownership to another individual; or

•	A change in ownership to a trust or other entity and the original Owner is not the sole Annuitant; or

•	A second individual is added as an Owner and the new Owner is older than the original Owner.

If the contract is owned by joint Owners, the rider will terminate if a change in ownership results in the oldest Owner no longer being an Owner.

The guaranteed minimum death benefit is always calculated on the life of the oldest original Owner, as shown on the original application for this contract. The amount payable on the death of any Owner other than the oldest original Owner will be the current Contract Value. If the oldest original Owner ceases to be an Owner of the contract, the guaranteed minimum death benefit will be terminated. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

LIMITATION ON DEATH BENEFIT

At most, one guaranteed minimum death benefit or if elected, GMDB - Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, for contracts purchased on or after April 30, 2004, the maximum amount that we will add to your contract in order to satisfy the guaranteed minimum death benefit, (or if selected GMDB - Annual Reset benefit), and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The guaranteed minimum death benefit will only be paid upon the death of the oldest original Owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

9. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. This change of ownership had no effect on your rights as a contract Owner. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We established Symetra Separate Account C (formerly Safeco Separate Account C) (“Separate Account”) under Washington law on September 14, 1993. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended on January 28, 1994.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account, it goes into Symetra Life’s General Account. The General Account is

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made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our contract Owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

Registered representatives who solicit sales of the contracts may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one annuity over another annuity and may favor one annuity provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your contract, please ask your registered representative.

Furthermore, we and SSI offer the contracts through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company’s annuity product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-

related functions. Wholesalers may also provide administrative services to us in connection with the contracts. Some wholesalers may also directly sell the contracts. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Purchase Payments invested in the contract. At the option of the broker-dealer, we may pay lower compensation on Purchase Payments but pay a periodic asset-based commission beginning after the first Contract Year. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 6.5% of Purchase Payments and up to 0.50% annually of the average Contract Value (if asset-based commissions are paid to the broker-dealer). We may also pay additional commission if you choose to receive your Contract Value in the form of an annuity option. We pay a commission of up to 1.25% of the Contract Value applied to purchase a fixed annuitization option. In addition, allowances, and bonuses may be paid to broker-dealers and/or other distributors of the contracts, and we may also provide non-cash compensation in connection with the promotion of the contracts, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we may have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This contract does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account. We may also pay for sales and distribution expenses out of any payments we receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios.

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39

From time to time, we may pay organizations, associations and non-profit organizations fees to endorse or sponsor our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from us. We may also compensate these organizations by our funding of their programs, scholarships, events or awards.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the contract, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges (including the contingent deferred sales charge) or crediting additional Symetra Fixed Account interest. Any reduction of these charges or credit of additional interest will be determined by us after examination of all the relevant factors such as the size and type of group to which sales are to be made, the total amount of Purchase Payments to be received, any prior or existing relationship with us, and other circumstances which would reduce our sales and other expenses.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account C are included in the Statement of Additional Information.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

Services

Purchase of Contracts

Underwriter

Additional Tax Information

Annuity Provisions

Financial Statements

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41

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated May 1, 2013, for this prospectus, please complete this form, detach and mail to:

Symetra Life Insurance Company

P.O. Box 3882

Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Symetra Spinnaker® Variable Annuity at the following address:

Name:

Mailing Address:

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43

APPENDIX A:

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Each example assumes that the GMDB-Annual Reset Rider was not elected.

EXAMPLE 1:

Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the Owner’s 70th birthday. On the day we calculate the death benefit, the Contract Value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$45,000

Total Amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($21,000 x 40%)	=	$8,400

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($45,000+$8,400)	=	$53,400

EXAMPLE 2:

Assume that the contract is purchased prior to the Owner’s 70th birthday with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the Purchase Payment made to the contract. On the day we calculate the death benefit, the Contract Value is $24,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$24,000

Total Amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($24,000 - $24,000)	=	$0.00

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($0 x 40%)	=	$0.00

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($24,000+$0.00)	=	$24,000

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EXAMPLE 3:

Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the Owner’s 70th birthday. On the day we calculate the death benefit, the Contract Value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$91,500

Total Amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($91,500 - $24,000)	=	$67,500

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Maximum Allowable Earnings ($60,000 x 40%)	=	$24,000

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Maximum Allowable Earnings ($91,500+$24,000)	=	$115,500

EXAMPLE 4:

Assume that the contract is purchased prior to the Owner’s 70th birthday with an initial Purchase Payment of $24,000. Assume that there is a $21,000 subsequent Purchase Payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the Contract Value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$91,500

Total Amount of Purchase Payments ($24,000 + $21,000)	=	$45,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($91,500 - $45,000)	=	$46,500

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($46,500 x 40%)	=	$18,600

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($91,500+$18,600)	=	$110,100

EXAMPLE 5:

Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the Owner was age 72. On the day we calculate the death benefit, the Contract Value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$45,000

Total Amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

25% of your Earnings ($21,000 x 25%)	=	$5,250

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 25% of your Earnings ($45,000+$5,250)	=	$50,250

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APPENDIX B

Except for Sub-accounts which were not offered under the contract as of December 31, 2012, the following tables include Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

There are several classes of Accumulation Units under the contract depending on the number of optional benefits you select. The table below shows the Accumulation Unit values and the total number of Accumulation Units outstanding assuming you select no optional benefits.

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
January 25, 1996 value (initial public offering) $7.020
December 31 value	$15.133	$13.727	$13.215	$12.004	$10.542	$13.419	$12.969	$11.997	$11.593	$10.710
December 31 units	606,674	639,154	698,343	773,356	849,896	992,055	1,085,757	1,198,113	1,222,473	1,212,429

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION CLASS II FUND SUB-ACCOUNT
April 28 value (initial public offering)								$9.976
December 31 value	$13.721	$12.958	$11.759	$11.346	$10.437	$10.756	$9.959	$9.943
December 31 units	415,398	387,166	344,817	313,107	287,847	206,078	103,527	82,304

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
January 25, 1996 value (initial public offering) $5.330
December 31 value	$11.116	$9.304	$10.727	$9.602	$7.279	$13.379	$11.493	$9.322	$8.347	$7.365
December 31 units	832,335	917,963	965,851	1,078,617	1,164,670	1,254,258	1,338,300	1,360,594	1,553,840	1,598,479

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE CLASS II FUND SUB-ACCOUNT
April 28 value (initial public offering)								$10.125
December 31 value	$11.376	$9.914	$9.969	$9.124	$7.716	$12.504	$12.855	$10.883
December 31 units	27,095	28,802	29,503	29,480	19,804	16,155	15,954	9,304

AMERICAN CENTURY VP ULTRA® CLASS I SUB-ACCOUNT
May 1 value (initial public offering)										$10.000
December 31 value	$14.514	$12.920	$12.964	$11.325	$8.540	$14.800	$12.403	$13.003	$12.906	$11.826
December 31 units	25,175	30,531	34,271	33,967	32,973	53,466	50,768	34,098	25,283	10,781

AMERICAN CENTURY VP ULTRA® CLASS II SUB-ACCOUNT
March 16, value (initial public offering)						$10.000
December 31 value	$11.791	$10.509	$10.566	$9.251	$6.974	$12.120
December 31 units	11,849	15,598	10,093	11,801	10,560	7,822

AMERICAN CENTURY VP VALUE SUB-ACCOUNT
May 1, 2002 value (initial public offering) $10.000
December 31 value	$15.187	$13.442	$13.494	$12.065	$10.207	$14.137	$15.114	$12.917	$12.471	$11.061
December 31 units	253,833	289,140	286,317	294,076	278,747	298,666	283,849	262,245	160,794	48,090

CALVERT VP SRI BALANCED PORTFOLIO SUB-ACCOUNT (1)
May 1 value (initial public offering)					$10.000
December 31 value	$11.366	$10.431	$10.207	$9.255	$7.926
December 31 units	18,146	16,464	15,944	6,943	305

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	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

CALVERT VP INVESTMENT GRADE PORTFOLIO SUB-ACCOUNT (formerly named the Calvert VP Barclays Capital Aggregate Bond Index Portfolio)
May 1 value (initial public offering)					$10.000
December 31 value	$12.245	$11.960	$11.189	$10.667	$10.343
December 31 units	280,370	205,573	160,893	90,933	26,513

CALVERT VP EAFE INTERNATIONAL PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$7.724	$6.692	$7.792	$7.419	$5.901
December 31 units	8,777	3,708	2,461	3,160	23

CALVERT VP NASDAQ 100 INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$13.166	$11.352	$11.175	$9.474	$6.259
December 31 units	42,594	9,510	10,241	8,298	1,345

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.425	$10.055	$10.741	$8.656	$6.968
December 31 units	79,870	81,327	76,546	74,597	21,303

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.802	$10.231	$10.637	$8.582	$6.395
December 31 units	32,255	33,752	22,419	8,833	1,965

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$16.064	$13.597	$13.734	$10.959	$8.201	$13.959	$13.948	$13.127	$12.193	$10.802
December 31 units	637,915	720,881	786,086	886,723	947,581	1,065,106	1,268,984	1,479,224	1,459,796	1,282,150

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$7.608	$6.890	$6.925	$6.116	$4.637	$7,171	$6.748	$6.266	$6.132	$5.855
December 31 units	434,658	430,441	441,443	474,717	509,371	498,242	406,047	440,102	521,728	520,059

DREFYUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$5.399	$4.736	$5.208	$4.065	$2.614	$4.508	$3.985	$3.874	$3.785	$3.821
December 31 units	462,043	560,576	571,383	586,599	676,538	705,016	740,251	842,303	1,054,164	1,125,418

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$12.472	$11.453	$10.654	$9.369	$7.752	$11.160	$10.564	$9.197	$8.935	$8.626
December 31 units	283,270	315,220	354,607	380,664	414,103	495,944	588,189	688,026	749,658	734,819

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$17.260	$16.360	$15.500	$14.503	$12.794	$13.541	$13.263	$12.903	$12.768	$12.526
December 31 units	230,370	249,731	274,775	298,365	343,626	420,173	441,156	528,321	486,878	381,551

Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
May 1 value (initial public offering)										$10.000
December 31 value	$15.814	$13.888	$13.859	$12.270	$9.872	$15.973	$15.429	$13.581	$13.187	$12.119
December 31 units	718,522	804,234	838,562	864,042	887,114	860,903	772,261	611,054	413,432	163,869

DWS GLOBAL INCOME BUILDER VIP SUB-ACCOUNT (formerly named the DWS Balanced VIP Sub-Account)
February 11, 1994 value (initial public offering) $10.435
December 31 value	$25.507	$22.896	$23.553	$21.475	$17.643	$24.622	$23.818	$21.909	$21.338	$20.322
December 31 units	388,420	426,173	481,191	526,299	604,845	711,397	859,775	1,050,813	1,282,085	1,518,848

DWS CAPITAL GROWTH VIP (CLASS B SHARES) SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.361	$9.088	$9.677	$8.435	$6.763
December 31 units	188,869	201,774	189,238	158,352	66,500

DWS GLOBAL SMALL CAP GROWTH OPPORTUNIES VIP (CLASS B SHARES) SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$9.650	$8.509	$9.597	$7.700	$5.288
December 31 units	10,002	13,541	11,297	5,398	6

DWS GLOBAL GROWTH VIP (CLASS B SHARES) SUB-ACCOUNT (formerly named the DWS Global Thematic VIP Sub-Account)
May 1 value (initial public offering)					$10.000
December 31 value	$8.237	$7.069	$8.401	$7.523	$5.236
December 31 units	6,992	6,792	6,319	3,975	606

DWS INTERNATIONAL VIP SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.948
December 31 value	$16.194	$13.612	$16.566	$16.531	$12.555	$24.587	$21.761	$17.526	$15.299	$13.314
December 31 units	185,377	212,572	246,434	278,102	314,108	359,829	428,469	505,855	603,669	727,804

FEDERATED MANAGED VOLATILITY FUND II SUB-ACCOUNT (formerly named the Federated Capital Income Fund II Sub-Account)
January 25, 1996 value (initial public offering) $11.110
December 31 value	$19.621	$17.524	$16.961	$15.345	$12.131	$15.451	$15.062	$13.208	$12.602	$11.626
December 31 units	53,729	68,096	84,547	102,348	128,347	159,479	182,071	217,177	525,264	285,589

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
January 25, 1996 value (initial public offering) $9.870
December 31 value	$24.228	$21.422	$20.655	$18.257	$12.113	$16.598	$16.276	$14.895	$14.713	$13.508
December 31 units	112,548	125,011	140,735	155,879	176,828	224,049	265,091	330,080	395,158	410,718

FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)										$10.000
December 31 value	$15.456	$13.935	$14.502	$12.871	$10.109	$14.382	$12.628	$11.933	$11.630	$11.183
December 31 units	20,805	24,135	24,976	27,851	27,715	25,325	29,800	35,420	28,191	11,609

FIDELITY VIP CONTRAFUND PORTFOLIO SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$20.308	$17.691	$18.404	$15.922	$11.898	$20.990	$18.103	$16.432	$14.249	$12.514
December 31 units	1,486,095	1,585,800	1,630,277	1,687,798	1,673,409	1,745,798	1,906,667	1,961,581	1,980,636	1,979,136

Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY EQUITY INCOME PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)										$10.000
December 31 value	$16.286	$14.080	$14.140	$12.453	$9.699	$17.152	$17.133	$14.455	$13.846	$12.590
December 31 units	450,282	509,239	539,759	582,965	579,160	567,663	567,597	503,322	357,159	130,138

FIDELITY VIP FREEDOM 2010 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.123	$10.109	$10.295	$9.276	$7.589
December 31 units	1,452	2,983	7,360	5,611	2,395

FIDELITY VIP FREEDOM 2015 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.000	$9.969	$10.161	$9.136	$7.411
December 31 units	27,715	22,005	9,062	5,681	1,194

FIDELITY VIP FREEDOM 2020 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.724	$9.618	$9.876	$8.760	$6.911
December 31 units	133,085	66,388	65,864	59,721	57,127

FIDELITY VIP FREEDOM 2025 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.746	$9.493	$9.858	$8.658	$6.764
December 31 units	25,359	21,069	17,333	14,309	-

FIDELITY VIP FREEDOM 2030 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.326	$9.092	$9.488	$8.302	$6.418
December 31 units	34,414	29,526	19,287	10,484	9,793

FIDELITY VIP FREEDOM INCOME FUND PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.120	$10.613	$10.615	$10.036	$8.878
December 31 units	11,883	21,306	11,015	4,856	5,249

FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$11.640	$9.956	$9.936	$8.772	$6.993	$12.165	$11.003	$9.859	$9.288	$8.903
December 31 units	493,108	559,126	606,112	639,690	686,874	703,862	721,884	786,236	857,308	800,380

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$10.457	$8.866	$8.789	$7.203	$5.008	$11.291	$9.296	$8.939	$8.325	$7.876
December 31 units	284,892	324,445	356,902	404,328	444,895	520,527	599,770	693,573	806,216	911,889

FIDELITY VIP GROWTH SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$7.984	$7.060	$7.144	$5.835	$4.612	$8.853	$7.072	$6.712	$6.433	$6.311
December 31 units	1,443,160	1,559,146	1,692,570	1,877,698	2,057,295	2,191,488	2,440,339	2,610,038	2,755,891	2,605,121

Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY VIP MID CAP PORTFOLIO SUB-ACCOUNT
April 28 value (initial public offering)								$10.046
December 31 value	$15.870	$14.049	$15.981	$12.604	$9.146	$15.358	$13.505	$12.183
December 31 units	492,608	517,354	518,877	505,863	483,002	380,222	273,628	53,498

FIDELITY MONEY MARKET PORTFOLIO SUB-ACCOUNT
December 2 value (initial public offering)									$10.000
December 31 value	$10.429	$10.575	$10.723	$10.866	$10.967	$10.822	$10.457	$10.136	$10.002
December 31 units	906,707	962,395	806,175	868,587	561,227	307,919	161,990	152,317	18,633

FIDELITY VIP OVERSEAS PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$7.838	$6.604	$8.101	$7.281	$5.850
December 31 units	20,491	32,438	24,456	10,887	2,802

FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)								$10.064
December 31 value	$12.743	$11.827	$12.599	$10.996	$8.386	$13.147	$11.663	$11.242
December 31 units	29,145	28,877	24,453	23,397	15,024	11,218	10,031	12,906

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCTION FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.259	$9.021	$9.291	$8.545	$6.653
December 31 units	33,486	36,336	32,920	37,126	16,627

FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 2 value (initial public offering)									$10.000
December 31 value	$14.169	$12.756	$12.634	$11.371	$8.504	$12.260	$11.984	$10.277	$10.257
December 31 units	410,622	427,245	458,228	453,416	455,019	423,710	256,378	159,231	-

FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)								$10.061
December 31 value	$14.939	$12.797	$13.484	$10.664	$8.373	$12.677	$13.170	$11.417
December 31 units	532,193	543,589	508,147	476,485	353,128	269,814	190,410	49,903

FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1, 1999 value (initial public offering) $10.000
December 31 value	$9.305	$8.513	$9.071	$7.208	$5.091	$8.978	$8.185	$7.637	$7.390	$6.723
December 31 units	473,981	528,007	588,542	612,651	619,243	666,231	735,170	1,202,220	693,543	690,155

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
May 1, 1999 value (initial public offering) $10.000
December 31 value	$16.368	$16.292	$15.633	$15.058	$14.812	$13.961	$13.282	$12.948	$12.822	$12.566
December 31 units	677,844	674,140	733,549	757,557	809,465	831,876	741,963	655,012	575,947	492,680

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1, 2002 value (initial public offering) $10.000
December 31 value	$14.019	$12.444	$12.752	$11.630	$9.357	$15.087	$14.787	$12.666	$11.618	$10.461
December 31 units	526,069	566,736	579,325	614,281	607,390	593,186	512,957	425,366	310,569	184,787
Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$22.839	$20.468	$24.668	$21.274	$12.500	$26.803	$21.107	$16.710	$13.298	$10.813
December 31 units	173,671	195,187	214,821	223,664	219,489	222,156	206,618	169,302	84,718	78,718

TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 SUB- ACCOUNT
April 28 value (initial public offering)								$10.013
December 31 value	$18.316	$16.143	$16.514	$14.633	$12.503	$11.938	$10.907	$9.808
December 31 units	554,935	552,458	466,424	356,507	280,417	132,745	45,542	27,212

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1, 2002 value (initial public offering) $10.000
December 31 value	$13.143	$11.010	$12.002	$11.333	$8.766	$15.413	$15.273	$12.715	$11.844	$10.352
December 31 units	485,647	508,787	487,278	491,961	467,717	449,320	408,888	348,066	213,751	103,265

IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$9.859	$8.755	$9.350	$8.230	$6.557
December 31 units	224,681	263,019	255,978	230,416	138,585

IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIDO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.581	$9.684	$9.908	$9.001	$7.637
December 31 units	753,509	761,566	603,700	352,033	34,441

IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIDO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.928	$10.534	$10.357	$9.873	$9.247
December 31 units	43,795	43,488	36,118	26,928	1,733

IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIDO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.160	$9.125	$9.607	$8.556	$6.961
December 31 units	460,582	405,952	337,600	194,864	27,677

IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIDO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.752	$10.109	$10.141	$9.445	$8.454
December 31 units	163,657	169,244	138,604	80,933	11,770

ING GLOBAL RESOURCES PORTFOLIO SUB-ACCOUNT
January 25, 1996 value (initial public offering) $11.330
December 31 value	$32.064	$33.470	$37.361	$31.146	$22.969	$39.480	$30.101	$25.075	$17.800	$16.022
December 31 units	34,982	41,828	46,877	53,544	59,943	75,620	90,613	106,767	110,086	113,256

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO SUB-ACCOUNT
January 25, 1996 value (initial public offering) $10.350
December 31 value	$25.262	$21,469	$26.567	$22.333	$13.166	$27.335	$19.972	$14.872	$11.183	$9.318
December 31 units	54,189	58,443	63,553	77,533	96,211	112,873	131,382	163,469	199,807	220,067

Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES) SUB-ACCOUNT
(formerly Invesco V.I. Capital Appreciation Fund (Series I Shares) Sub-Account as well as Invesco Van Kampen V.I. American Franchise Fund (Series I Shares) Sub-Account)

April 28 value (initial public offering)							$10.000
December 31 value	$8.480	$7.639	$8.412	$7.387	$6.187	$10.910	$9.879
December 31 units	515,725	569,332	593,389	659,799	720,668	805,764	969,657

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) SUB-ACCOUNT
(formerly Invesco V.I. Capital Appreciation Fund (Series II Shares) Sub-Account as well as Invesco Van Kampen V.I. American Franchise Fund (Series II Shares) Sub-Account))

April 28 value (initial public offering)								$10.111
December 31 value	$10.326	$9.330	$10.297	$9.064	$7.614	$13.458	$12.216	$11.680
December 31 units	75,956	77,179	82,274	91,608	89,392	54,717	9,992	544

INVESCO V.I. MID CAP GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT (2)
(formerly Invesco V.I. Capital Development Fund (Series I Shares) Sub-Account as well as Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares) Sub-Account)

May 1 value (initial public offering)										$10.000
December 31 value	$17.270	$15.636	$17.079	$14.581	$10.386	$19.883	$18.192	$15.833	$14.648	$12.861
December 31 units	7,411	11,295	14,045	15,819	18,107	17,778	17,782	22,168	15,515	8,319

INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES) SUB-ACCOUNT
(formerly Invesco V.I. Capital Development Fund (Series II Shares) Sub-Account as well as Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares) Sub-Account)

March 15 value (initial public offering)							$10.000
December 31 value	$9.922	$8.994	$9.846	$8.428	$6.019	$11.546	$10.592
December 31 units	48,749	58,799	65,612	70,993	64,180	63,423	49,390

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES) SUB-ACCOUNT
May 1 value (initial public offering)										$10.000
December 31 value	$17.250	$14.470	$14.116	$13.595	$10.798	$15.342	$13.910	$13.404	$12.568	$11.849
December 31 units	18,163	20,636	29,199	32,450	37,141	47,088	55,602	59,566	59,786	20,213

INVESCO V.I. GLOBAL REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$28.738	$22.747	$24.673	$21.292	$16.416	$30.077	$32.292	$22.963	$20.384	$15.135
December 31 units	217,325	239,437	280,705	314,516	317,660	397,922	506,920	565,687	565,997	458,860

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES I SHARES) SUB ACCOUNT (2)
May 1 value (initial public offering)										$10.000
December 31 value	$23.871	$20.954	$22.785	$20.473	$15.351	$26.112	$23.084	$18.255	$15.697	$12.837
December 31 units	71,600	78,985	86,709	91,769	95,612	97,719	97,993	77,117	27,750	5,724

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB ACCOUNT
March 15 value (initial public offering)							$10.000
December 31 value	$11.977	$10.539	$11.491	$10.348	$7.778	$13.268	$11.757
December 31 units	987,146	923,445	808,161	718,970	608,320	363,701	96,051

INVESCO V.I. SMALL CAP EQUITY FUND (SERIES II SHARES) SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.703	$10.442	$10.695	$8.459	$7.095
December 31 units	23,279	18,925	9,538	5,936	1,409

Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY SUB-ACCOUNT
May 1 value (initial public offering)				$12.121
December 31 value	$18.603	$15.583	$17.846	$16.888
December 31 units	351,777	379,282	366,320	392,727

JPMORGAN INSURANCE TRUST MID CAP VALUE SUB-ACCOUNT
May 1 value (initial public offering)				$11.744
December 31 value	$22.044	$18.572	$18.435	$15.143
December 31 units	271,715	278,788	276,981	286,908

JPMORGAN INUSRANCE TRUST U.S.EQUITY SUB-ACCOUNT
May 1 value (initial public offering)				$5.822
December 31 value	$9.701	$8.363	$8.642	$7.716
December 31 units	162,380	174,543	184,815	205,475

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$10.360	$9.331	$9.763	$8.324	$6.518
December 31 units	5,868	7,920	6,848	5,719	5,076

NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value	$11.146	$10.083	$10.199	$8.033	$6.202
December 31 units	52,287	48,429	47,005	43,714	23,828

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO SUB-ACCOUNT (formerly Neuberger Berman AMT Regency Portfolio Sub-Account)
May 1 value (initial public offering)					$10.000
December 31 value	$10.420	$9.159	$9.955	$8.013	$5.560
December 31 units	2,457	2,923	3,431	2,069	-

PIMCO ALL ASSET PORTFOLIO - ADVISOR CLASS SHARES SUB-ACCOUNT
April 28 value (initial public offering)								$10.008
December 31 value	$14.439	$12.754	$12.689	$11.387	$9.510	$11.469	$10.751	$10.427
December 31 units	53,789	54,753	48,204	36,300	22,161	14,588	17,780	11,226

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 28 value (initial public offering)								$9.920
December 31 value	$11.439	$11.007	$12.075	$9.833	$7.046	$12.712	$10.461	$10.947
December 31 units	336,826	303,371	296,982	298,984	239,853	192,212	145,969	86,327

PIONEER BOND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $16.217
December 31 value	$37.623	$35.086	$33.709	$31.294	$26.980	$27.535	$26.205	$25.381	$25.080	$24.561
December 31 units	96,259	105,581	117,620	132,369	153,308	187,451	217,260	250,370	327,632	394,317

PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)									$10.000
December 31 value	$17.713	$16.087	$21.358	$18.734	$10.917	$26.553	$18.904	$14.147	$10.425
December 31 units	170,589	160,921	163,437	159,022	140,560	129,290	96,275	21,555	3,147

Spinnaker Prospectus

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)									$10.000
December 31 value	$13.002	$11.990	$11.496	$9.778	$8.706	$12.700	$12.810	$10.637	$10.222
December 31 units	546,121	501,568	403,502	344,220	271,283	242,577	147,363	480,888	47,848

PIONEER FUND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $24.528
December 31 value	$56.937	$52.378	$55.504	$48.511	$39.293	$60.622	$58.560	$50.915	$48.628	$45.793
December 31 units	598,723	676,661	745,640	845,050	963,940	1,130,394	1,341,636	1,564,272	2,039,802	2,331,666

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT (formerly Pioneer Growth Opportunities VCT Portfolio Sub-Account)
February 11, 1994 value (initial public offering) $13.910
December 31 value	$51.817	$49.100	$50.943	$42.971	$30.144	$47.389	$49.990	$48.006	$45.629	$37.828
December 31 units	656,462	744,757	812,286	921,763	1,023,845	1,210,224	1,473,487	1,788,116	2,264,792	2,497,956

PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)								$10.000
December 31 value	$14.451	$12.661	$13.104	$11.292	$7.145	$11.272	$10.825	$10.141
December 31 units	138,212	133,960	120,210	104,662	93,574	71,285	19,265	8,138

PIONEER MID CAP VALUE VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.073
December 31 value	$25.471	$23.248	$24.983	$21.431	$17.306	$26.423	$25.381	$22.859	$21.487	$18.911
December 31 units	275,923	316,792	353,698	399,310	454,540	538,761	633,805	741,101	952,685	1,105,214

PIONEER REAL ESTATE SHARES VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
April 28 value (initial public offering)							$10.000
December 31 value	$11.995	$10.478	$9.681	$7.638	$5.888	$9.685	$12.141
December 31 units	297,173	290,812	281,497	282,324	213,271	158,789	61,478

PIONEER STRATEGIC INCOME VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)									$10.120
December 31 value	$15.032	$13.709	$13.687	$12.460	$9.774	$11.228	$10.725	$10.237	$10.129
December 31 units	551,664	496,790	375,694	276,227	198,836	130,537	38,174	25,365	-

The table below shows the Accumulation Unit values and the total number of Accumulation Units outstanding for those Sub-accounts which had assets invested in the optional benefits under the contract as of December 31, 2012. There are no contracts issued with both the GMDB and EEB elected.

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES) SUB-ACCOUNT (2)
March 15, 2006 value (initial public offering) $10.000
2006			$10.580	42
2007			$11.515	115
2008			$5.994	213
2009			$8.380	311
2010			$9.776	311
2011			$8.916	311
2012			$9.821	311

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

INVESCO V.I. GLOBAL REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT (2)
April 30, 2004 value (initial public offering) $10.000
2005	$22.887	2
2006	$32.120	25
2007	$29.857	25
2008	$16.264	25
2009	$21.051	24
2010	$24.346	24
2011	$22.401	24
2012	$28.243	24

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES I SHARES) SUB -ACCOUNT (2)
April 30, 2004 value (initial public offering) $10.000
2005	$18.194	2
2006	$22.961	2
2007	$25.921	2
2008	$15.208	2
2009	$20.242	-
2010	-	-
2011	-	-
2012	-	-

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB-ACCOUNT (2)
March 15, 2006 value (initial public offering) $10.000
2006	$11.739	126	$11.743	40
2007	$13.220	275	$13.232	106
2008	$7.735	527	$7.746	187
2009	$10.270	700	$10.289	266
2010	$11.381	469	$11.408	266
2011	$10.417	530	$10.448	266
2012	$11.816	468	$11.856	266

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$11.957	6	-	-
2006	$12.900	39	$12.917	68
2007	$13.320	36	$13.345	195
2008	$10.444	32	$10.468	334
2009	$11.869	29	$11.903	456
2010	$13.040	29	$13.083	456
2011	$13.518	29	$13.570	456
2012	$14.872	29	$14.937	456

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$11.432	1	$11.448	146
2007	$13.281	36	$13.306	389
2008	$7.212	37	$7.228	687
2009	$9.493	6	$9.520	999
2010	$10.585	8	$10.620	999
2011	$9.163	10	$9.198	999
2012	$10.925	12	$10.972	999

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE CLASS II FUND SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.125
2006	$12.812	26
2007	$12.437	125
2008	$7.660	129
2009	$9.039	134
2010	$9.856	41
2011	$9.782	45
2012	$11.203	48

AMERICAN CENTURY VP ULTRA® CLASS I SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006			$12.353	28
2007			$14.718	79
2008			$8.480	138
2009			$11.229	195
2010			$12.835	195
2011			$12.772	195
2012			$14.327	195

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$10.508	79
2007	$11.078	151
2008	$7.680	223
2009	$9.263	223
2010	$10.513	223
2011	$11.279	223
2012	$12.257	223

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$13.083	5
2006	$13.874	35
2007	$13.857	35
2008	$8.125	35
2009	$10.835	30
2010	$13.552	30
2011	$13.390	30
2012	$15.770	30

DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$13.535	7
2006	$15.347	11	$15.367	87
2007	$15.856	76	$15.885	245
2008	$9.780	125	$9.803	441
2009	$12.132	182	$12.166	637
2010	$13.675	177	$13.721	637
2011	$13.677	224	$13.729	637
2012	$15.542	172	$15.609	637

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2010	$20.382	302
2011	$21.095	301
2012	$23.811	299

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

FIDELITY VIP CONTRAFUND INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	-	-
2006	$18.006	95
2007	$20.836	202
2008	$11.787	243
2009	$15.743	197
2010	$18.160	196
2011	$17.421	195
2012	$19.959	193

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2004	$6.424	422
2005	$6.686	421
2006	$7.034	416
2007	$8.789	412
2008	$4.569	409
2009	$5.769	405
2010	$7.050	405
2011	-	-
2012

FIDELITY EQUITY-INCOME PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$14.406	5
2006	$17.042	8	$17.064	37
2007	$17.026	12	$17.058	103
2008	$9.609	17	$9.631	192
2009	$12.313	19	$12.348	284
2010	$13.953	25	$14.000	284
2011	$13.865	30	$13.919	284
2012	$16.006	35	$16.076	284

FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	-	-
2006	$10.945	3
2007	$12.076	8
2008	$6.928	13
2009	$8.673	20
2010	$9.805	27
2011	$9.804	32
2012	$11.440	37

FIDELITY MID-CAP PORTFOLIO SERVICE CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.046
2006	$13.460	58
2007	$15.276	65
2008	$9.079	73
2009	$12.487	84
2010	$15.800	92
2011	$13.862	99
2012	$15.628	106

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

FIDELITY MONEY MARKET PORTFOLIO SERVICE CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2005	$10.115	220
2006	$10.414	806
2007	$10.756	214	$10.772	-
2008	$10.878	211	$10.900	-
2009	$10.756	343	$10.784	172
2010	$10.593	129	$10.625	167
2011	$10.427	23	$10.464	161
2012	$10.262	20	$10.303	156

FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2005	$10.255	650
2006	$11.934	678
2007	$12.185	883
2008	$8.435	879
2009	$11.256	751
2010	$12.481	30
2011	$12.577	31
2012	$13.942	33

FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.061
2006	$13.126	81
2007	$12.609	167
2008	$8.312	231
2009	$10.565	236
2010	$13.332	239
2011	$12.627	242
2012	$14.711	244

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006			$13.229	103
2007	$13.859	-	$13.885	299
2008			$14.709	485
2009			$14.931	622
2010			$15.478	622
2011			$16.106	622
2012			$16.157	622

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2010	$24.341	275
2011	$20.156	275
2012	$22.447	275

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2004	$11.828	96
2005	$12.673	659
2006	$15.192	659
2007	$15.301	659
2008	$8.685	659
2009	$11.205	659
2010	$11.843	96
2011	$10.842	-
2012	-	-

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2004	$11.603	238
2005	$12.624	802
2006	$14.708	802
2007	$14.977	802
2008	$9.269	802
2009	$11.499	802
2010	$12.583	238
2011	$12.255	-
2012	-	-

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$16.863	8
2006	$20.254	30
2007	$21.791	30
2008	$12.576	30
2009	$16.698	22
2010	$17.609	22
2011	$15.346	22
2012	$18.283	22

JPMORGAN INSURANCE TRUST MID CAP VALUE SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$18.122	19	$18.146	34
2007	$18.271	111	$18.304	96
2008	$12.009	116	$12.037	174
2009	$14.972	122	$15.014	249
2010	$18.190	58	$18.251	249
2011	$18.289	62	$18.359	249
2012	$21.665	65	$21.759	249

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 28, 2005 value (initial public offering) $9.920
2005	$10.933	3
2006	$10.426	3	$10.435	32
2007	$12.644	3	$12.661	93
2008	$6.994	3	$7.007	150
2009	$9.742	-	$9.764	217
2010	-	-	$11.972	217
2011	-	-	$10.898	217
2012	-	-	$11.308	217

PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006	$18.826	661
2007	$26.390	682
2008	$10.828	682
2009	$18.545	682
2010	$21.099	397
2011	$15.861	399
2012	$17.429	401

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006	$12.757	26
2007	$12.622	57
2008	$8.635	62
2009	$9.679	65
2010	$11.357	69
2011	$11.822	72
2012	$12.793	74

PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2007	$11.203	20
2008	$7.087	19
2009	$11.178	-
2010	$12.946	492
2011	$12.483	492
2012	$14.219	492

PIONEER REAL ESTATE VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.000
2006			$12.129	30
2007	$9.652	77	$9.661	88
2008	$5.856	77	$5.864	170
2009	$7.582	77	$7.596	267
2010	$9.591	-	$9.613	267
2011			$10.389	267
2012			$11.875	267

(1)	On or about April 30, 2011 the Calvert VP Balanced Index Portfolio was merged into the Calvert VP SRI Balanced Portfolio. Information shown in this table for years prior to 2011 is for the Calvert VP Balanced Index Portfolio.

(2)	Due to an administrative error, prior to March 15, 2006 instead of purchasing Series II shares of Invesco V.I. International Growth Fund and Invesco Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), we were purchasing and redeeming Series I shares of Invesco V.I. International Growth Fund and Invesco V.I. Mid Cap Growth Fund. Due to this error, the December 31 value and units were previously shown for years 2003 through 2005 under the Series II shares of the Funds, however, the information has now been reported under Series I shares.

Spinnaker Prospectus

SPINNAKER® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, P.O. Box 305156 Nashville, TN 37230-5156.

This SAI and the prospectus are both dated May 1, 2013.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957, and formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.

Accumulation Units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the Purchase Payments made under the contract.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Symetra Separate Account C as of December 31, 2012, and for each of the two years in the period ended December 31, 2012, appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst  & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).

UNDERWRITER

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2012, 2011, and 2010, SSI received $3,623,917, $3,997,272, and $3,981,163, in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

2

ADDITIONAL TAX INFORMATION

Note

The following description is based upon Symetra Life’s understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this SAI or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended, (“the Code”) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment, the recipient is taxed as if earnings are withdrawn first before the cost basis of the contract is withdrawn. The cost basis is generally the amount of non-deductible Purchase Payments which for qualified contracts may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Qualified Contracts

1.

The following describes contracts offered to individual contract Owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity (“IRA”) or Roth Individual Retirement Annuity (“Roth IRA”), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus. There are generally maximum amounts that can be contributed each year to IRAs. IRA Owners age 50 or older may be able to make additional “catch-up” Purchase Payments each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Generally, rollovers and direct transfers will not be subject to such limitations. Purchase payments (except for rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 59 1/2.

a.	Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See IRS Publication 590 for additional details. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or

3

SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.	Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

2.	The following describes contracts offered to participants of employer-sponsored retirement plans. Owners, Annuitants and Beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Symetra Life’s administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Symetra Life in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.	Roth TSAs

Section 402A of the Code permits an employee to designate their contributions to their TSAs as Roth TSA contributions if Roth TSA contributions are permitted by the employer. Many of the federal rules pertaining to Roth TSAs have not yet been finalized. The IRS has not issued guidance regarding issues that may arise with respect to allocation of contract income, expenses, gains and losses. It has also not issued guidance with regards to the allocation of certain charges for guarantees under annuity contracts. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Roth TSA. Roth TSA contributions are includable in gross income and are subject to the TSA limits discussed above. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth TSA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

4

b.	Deferred Compensation Plans (457 Plans)

Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees’ gross income until distributed from the plan. Generally, because contributions are on a before-tax basis, withdrawals are subject to income tax. Your employer may allow loans under governmental Section 457 plans. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax Treatment of Withdrawals - Qualified Contracts

In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities and Roth Tax Sheltered annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner reaches age 59 1/2 ; (b) distributions following the death or disability of the Owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her designated Beneficiary; (d) distributions made to the Owner who has separated from service after he or she has attained age 55; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed Owner; (h) distributions made to pay qualified higher education expenses; (i) distributions made to an Owner for first home purchases; (j) distributions due to an IRS levy; (k) “qualified reservist distributions” as defined by the Code; and (l) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA or Roth TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Such distributions (including distributions from Roth TSAs) must include the present value of any optional benefits you have purchased under the contract and must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. Generally, if you die before required minimum distributions have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your Beneficiary by December 31st of the year after your death. If your spouse is your Beneficiary and your contract permits, your spouse may delay the start of required minimum distribution until December 31 of the year in which you would have reached age 70 1/2. Or, if your spouse is your sole Beneficiary and the contract is an IRA, then he or she may elect to rollover the death proceeds into his or her own IRA (or a Roth IRA and pay tax on the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Your spouse may also be able to rollover the death proceeds into the spouse’s eligible retirement plan. Your plan may also offer non-spouse rollovers beginning in 2010. Contact your retirement plan for details.

Non-spouse Beneficiaries may be able to rollover death proceeds to inherited IRAs. If you die after required distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code.

5

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts (such as the contracts) meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

Symetra Life intends that all Portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. If the contract Owner is deemed to have “investor control” over the underlying portfolios, then the contract Owner could be taxed currently on income and gains under the contract.

The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (“IRS”) in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.

We believe that the design of our contracts and the relationship between our contracts and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

6

Due to the uncertainty in this area, Symetra Life reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ANNUITY PROVISIONS

Annuity Unit Value

The value of an Annuity Unit for each Sub-account on any date varies to reflect the investment experience of the Sub-account, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by Symetra Life, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit for each Sub-account, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the Accumulation Unit value of a Sub-account on successive days when the NYSE is open for regular trading. The Net Investment Factor for any Sub-account for any valuation day is determined by taking the Accumulation Unit value of the Sub-account as of the current valuation day, and dividing it by the Accumulation Unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the Annuity Unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments

The amount of the first annuity payment is based on the annuity option selected, the annuity purchase rate, the age and sex of the Annuitant, the investment performance of the Sub-accounts you selected, and the Annuity Date. The amount of the first payment is the sum of the payments from each Sub-account. We use the Variable Annuity Purchase Rate Table to determine the variable annuity payment based on the value of each Sub-account. We determine the value (after deduction for premium taxes, if applicable) on the 15th day of the preceding month. The Variable Annuity Purchase Rate Table is contained in the contract and is guaranteed for the duration of the contract.

The number of Annuity Units attributed to a Sub-account is the amount of the first annuity payment attributable to that Sub-account, divided by the value of the applicable Annuity Unit for that Sub-account. This determination is made as of the 15th day of the month preceding the Annuity Date. The number of Annuity Units attributed to the variable annuity payment each month remains constant unless the Owner changes Sub-account elections. The value of an Annuity Unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each Sub-account, which are determined by multiplying the number of Annuity Units credited for that Sub-account by the Annuity Unit value of that Sub-account as of the 15th day of the month preceding the annuity payment. If the NYSE is closed on that date, the calculation will be made on the next Business Day. If premium taxes are required by state law, these taxes will be deducted before they annuity payment is calculated.

To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an Annuitant with an adjusted age 63, where an Owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The “Life Annuity with Guaranteed Period” option is described in the prospectus).

(1)	Assumed number of Accumulation Units in a Sub-account on maturity date	25,000
(2)	Assumed value of an Accumulation Unit in a Sub-account at maturity	$12.50
(3)	Cash value of contract at maturity, (1) x (2)	$312,500
(4)	Consideration required to purchase $1 of monthly annuity from Variable Annuity Purchase Rate Table	$200.20
(5)	Amount of first payment from a Sub-account, (3) divided by (4)	$1,560.94
(6)	Assumed value of Annuity Unit in a Sub-account at maturity	$13.00
(7)	Number of Annuity Units attributed to a Sub-account, (5) divided by (6)	120.072

7

The $312,500 value at maturity provides a first payment from the Sub-account of $1,560.94, and payments thereafter of the varying dollar value of 120.072 Annuity Units. The amount of subsequent payments from the Sub-account is determined by multiplying 120.072 units by the value of an Annuity Unit in the Sub-account on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the Sub-account will be 120.072 multiplied by $13.25, or $1,590.95.

However, the value of the Annuity Unit depends on the investment experience of the Sub-account. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $12.75 the succeeding monthly payment would then be 120.072 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in one Sub-account. If there are Annuity Units in two or more Sub-accounts, the annuity payment from each Sub-account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-accounts.

Payments Based on a Number of Years

This option is designed so that payments from the contract will meet the IRS definition of “amounts received as an annuity” and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as “an amount received as an annuity,” the following requirements must be met:

Fixed Payments

•

The amount of each payment must be determinable on the Annuity Date for the specified term. We calculate Payments Based on a Number of Years by amortizing the Contract Value on the Annuity Date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract Owner, but not less than 5 years nor more than the number of years to the Annuitant’s age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

•	If the contract earns more than the contract’s minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

Variable Payments

•

Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the Annuity Date for the term specified by the Owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the Contract Value on the Annuity Date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year Contract Value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the Sub-accounts to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the Annuitant or at full surrender of the contract. The refund equals the full value of the undistributed Accumulation Units (and fixed account value, if any).

8

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

•	Accumulation Unit values for all Sub-accounts on the annuity starting date equal $100,000;

•	Assumed investment return is 4%; and

•	Contract Owner A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, contract Owner A’s first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Contract Owner A’s second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A’s third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the Accumulation Units are exhausted.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

9

Annual Report

December 31, 2012

Symetra Separate Account C

Symetra Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account C ("Separate Account") comprised of the sub-accounts described in Note 1, as of December 31, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account C at December 31, 2012, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 30, 2013

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,432,037	$7,473,786	$9,628,462	$695	$365,391
Shares Owned	1,538,536	649,756	1,146,698	93	40,358
Investments, at Fair Value	$10,969,757	$7,816,584	$10,240,014	$823	$432,243
Total Assets	10,969,757	7,816,584	10,240,014	823	432,243
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$10,969,757	$7,816,584	$10,240,014	$823	$432,243
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets		$-		$823
Accumulation Units Outstanding		-		72
Accumulation Unit Value		$-		$11.480
Spinnaker & Mainsail
Net Assets	$9,180,633	$5,699,837	$9,252,393		$308,241
Accumulation Units Outstanding	606,674	415,398	832,335		27,095
Accumulation Unit Value	$15.133	$13.721	$11.116		$11.376
Spinnaker Advisor
Net Assets	$1,749,187	$2,070,661	$902,120		$123,502
Accumulation Units Outstanding	134,605	151,488	100,627		10,898
Accumulation Unit Value	$12.995	$13.669	$8.965		$11.333
Spinnaker Choice
Net Assets	$32,717	$46,086	$74,417		$-
Accumulation Units Outstanding	2,352	3,398	5,046		-
Accumulation Unit Value	$13.910	$13.564	$14.748		$-
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker with EEB
Net Assets	$6,808	$-	$10,962		$-
Accumulation Units Outstanding	456	-	999		-
Accumulation Unit Value	$14.937	$-	$10.972		$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$412	$-	$122		$500
Accumulation Units Outstanding	29	-	12		48
Accumulation Unit Value	$14.872	$-	$10.925		$11.203

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
ASSETS:
Investments in Underlying:
Investments, at Cost	$316,271	$145,979	$3,418,324	$389	$307
Shares Owned	38,066	13,779	630,400	14	11
Investments, at Fair Value	$411,109	$146,751	$4,110,212	$410	$335
Total Assets	411,109	146,751	4,110,212	410	335
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$411,109	$146,751	$4,110,212	$410	$335
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets				$410	$335
Accumulation Units Outstanding				34	25
Accumulation Unit Value				$12.193	$13.179
Spinnaker & Mainsail
Net Assets	$365,398	$139,707	$3,854,866
Accumulation Units Outstanding	25,175	11,849	253,833
Accumulation Unit Value	$14.514	$11.791	$15.187
Spinnaker Advisor
Net Assets	$33,980	$7,044	$241,493
Accumulation Units Outstanding	2,352	599	15,987
Accumulation Unit Value	$14.444	$11.757	$15.106
Spinnaker Choice
Net Assets	$2,211		$13,853
Accumulation Units Outstanding	187		1,054
Accumulation Unit Value	$11.822		$13.139
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$6,721
Accumulation Units Outstanding	578
Accumulation Unit Value	$11.619
Spinnaker with EEB
Net Assets	$2,799	$-	$-
Accumulation Units Outstanding	195	-	-
Accumulation Unit Value	$14.327	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets		$-	$-
Accumulation Units Outstanding		-	-
Accumulation Unit Value		$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,778,680	$168,974	$681,103	$920,655	$406,684
Shares Owned	68,349	2,287	19,976	17,261	5,749
Investments, at Fair Value	$3,831,627	$167,387	$650,579	$1,081,949	$437,203
Total Assets	3,831,627	167,387	650,579	1,081,949	437,203
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,831,627	$167,387	$650,579	$1,081,949	$437,203
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets	$3,433,030	$67,798	$560,806	$912,493	$380,688
Accumulation Units Outstanding	280,370	8,777	42,594	79,870	32,255
Accumulation Unit Value	$12.245	$7.724	$13.166	$11.425	$11.802
Spinnaker Advisor
Net Assets	$398,597	$99,589	$89,773	$169,456	$56,515
Accumulation Units Outstanding	32,629	12,923	6,834	14,867	4,800
Accumulation Unit Value	$12.216	$7.706	$13.136	$11.398	$11.775
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	CALVERT SOCIAL BALANCED	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$192,359	$2,359	$3,486,455	$9,593,460	$4,356,879
Shares Owned	108,271	231	101,889	829,605	390,714
Investments, at Fair Value	$206,688	$2,740	$4,123,496	$13,008,215	$4,837,030
Total Assets	206,688	2,740	4,123,496	13,008,215	4,837,030
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$206,688	$2,740	$4,123,496	$13,008,215	$4,837,030
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	CALVERT SOCIAL BALANCED	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets	$-	$2,740
Accumulation Units Outstanding	-	205
Accumulation Unit Value	$-	$13.395
Spinnaker & Mainsail
Net Assets	$206,253		$3,532,816	$10,235,892	$3,976,262
Accumulation Units Outstanding	18,146		283,270	637,915	230,370
Accumulation Unit Value	$11.366		$12.472	$16.046	$17.260
Spinnaker Advisor
Net Assets	$435		$582,841	$2,749,169	$860,768
Accumulation Units Outstanding	38		49,091	185,680	51,690
Accumulation Unit Value	$11.340		$11.873	$14.806	$16.652
Spinnaker Choice
Net Assets			$5,199	$22,745
Accumulation Units Outstanding			366	1,544
Accumulation Unit Value			$14.188	$14.729
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-		$2,640	$409
Accumulation Units Outstanding	-		223	30
Accumulation Unit Value	$-		$12.257	$15.770

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,005,255	$11,970,854	$2,392,116	$1,785,606	$291
Shares Owned	111,460	461,148	231,304	99,274	25
Investments, at Fair Value	$3,704,921	$14,710,641	$3,201,246	$2,113,563	$321
Total Assets	3,704,921	14,710,641	3,201,246	2,113,563	321
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,704,921	$14,710,641	$3,201,246	$2,113,563	$321
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets				$726	$321
Accumulation Units Outstanding				58	25
Accumulation Unit Value				$12.558	$13.030
Spinnaker & Mainsail
Net Assets	$3,306,802	$11,362,503	$2,494,788	$1,956,861
Accumulation Units Outstanding	434,658	718,522	462,043	188,869
Accumulation Unit Value	$7.608	$15.814	$5.399	$10.361
Spinnaker Advisor
Net Assets	$379,020	$3,285,456	$706,458	$155,976
Accumulation Units Outstanding	53,070	208,767	144,612	15,089
Accumulation Unit Value	$7.142	$15.737	$4.885	$10.337
Spinnaker Choice
Net Assets	$19,099	$50,081	$-
Accumulation Units Outstanding	1,487	3,892	-
Accumulation Unit Value	$12.846	$12.868	$-
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets		$-	$-
Accumulation Units Outstanding		-	-
Accumulation Unit Value		$-	$-
Spinnaker with EEB
Net Assets	$-	$9,937	$-	$-
Accumulation Units Outstanding	-	637	-	-
Accumulation Unit Value	$-	$15.609	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-	$2,664	$-	$-
Accumulation Units Outstanding	-	172	-	-
Accumulation Unit Value	$-	$15.542	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	DWS GLOBAL INCOME BUILDER VIP A1	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,162,574	$103,262	$49,747	$4,037,929	$344,014
Shares Owned	456,107	7,856	6,226	381,056	28,310
Investments, at Fair Value	$10,900,926	$106,199	$57,591	$3,033,203	$383,874
Total Assets	10,900,926	106,199	57,591	3,033,203	383,874
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$10,900,926	$106,199	$57,591	$3,033,203	$383,874
Focus Tier I
Net Assets					$43,766
Accumulation Units Outstanding					3,725
Accumulation Unit Value					$11.749
Focus Tier I with GMDB
Net Assets					$49,770
Accumulation Units Outstanding					4,256
Accumulation Unit Value					$11.694
Focus Tier II
Net Assets					$73,262
Accumulation Units Outstanding					6,221
Accumulation Unit Value					$11.776
Focus Tier II with GMDB
Net Assets					$17,277
Accumulation Units Outstanding					1,474
Accumulation Unit Value					$11.721
Focus Tier III
Net Assets					$82,153
Accumulation Units Outstanding					6,944
Accumulation Unit Value					$11.831
Focus Tier III with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier IV
Net Assets					$117,646
Accumulation Units Outstanding					9,897
Accumulation Unit Value					$11.887
Focus Tier IV with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier V
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

Sub-Accounts
	DWS GLOBAL INCOME BUILDER VIP A1	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Focus Tier V with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Passport Group Tier I
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Passport Group Tier II
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Spinnaker & Mainsail
Net Assets	$9,907,434	$96,523	$57,591	$3,001,919
Accumulation Units Outstanding	388,420	10,002	6,992	185,377
Accumulation Unit Value	$25.507	$9.650	$8.237	$16.194
Spinnaker Advisor
Net Assets	$993,492	$9,676	$-	$31,284
Accumulation Units Outstanding	93,658	1,005	-	4,120
Accumulation Unit Value	$10.608	$9.628	$-	$7.593
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,637,946	$950,934	$314,106	$27,544,267	$2,767
Shares Owned	419,988	111,361	23,150	1,242,704	115
Investments, at Fair Value	$3,011,313	$1,064,602	$351,187	$32,857,086	$3,010
Total Assets	3,011,313	1,064,602	351,187	32,857,086	3,010
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,011,313	$1,064,602	$351,187	$32,857,086	$3,010
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets					$3,010
Accumulation Units Outstanding					232
Accumulation Unit Value					$12.950
Spinnaker & Mainsail
Net Assets	$2,726,763	$1,054,233	$321,562	$30,179,429
Accumulation Units Outstanding	112,548	53,729	20,805	1,486,095
Accumulation Unit Value	$24.228	$19.621	$15.456	$20.308
Spinnaker Advisor
Net Assets	$260,472	$5,963	$29,625	$2,442,846
Accumulation Units Outstanding	13,163	511	1,926	121,922
Accumulation Unit Value	$19.789	$11.679	$15.381	$20.036
Spinnaker Choice
Net Assets	$16,949	$4,406		$230,950
Accumulation Units Outstanding	973	263		14,767
Accumulation Unit Value	$17.418	$16.776		$15.639
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Spinnaker with EEB
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$7,129			$3,861
Accumulation Units Outstanding	299			193
Accumulation Unit Value	$23.811			$19.959

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FIDELITY EQUITY- INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,911,095	$95,998	$321,045	$1,328,659	$371,483
Shares Owned	412,423	9,420	29,759	131,360	36,446
Investments, at Fair Value	$8,223,702	$104,575	$332,408	$1,465,975	$406,010
Total Assets	8,223,702	104,575	332,408	1,465,975	406,010
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$8,223,702	$104,575	$332,408	$1,465,975	$406,010
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	FIDELITY EQUITY- INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets		$-	$-	$-	$18,508
Accumulation Units Outstanding		-	-	-	1,473
Accumulation Unit Value		$-	$-	$-	$12.569
Spinnaker & Mainsail
Net Assets	$7,333,507	$16,153	$304,863	$1,427,175	$272,506
Accumulation Units Outstanding	450,282	1,452	27,715	133,085	25,359
Accumulation Unit Value	$16.286	$11.123	$11.000	$10.724	$10.746
Spinnaker Advisor
Net Assets	$855,442	$88,422	$27,545	$38,800	$114,996
Accumulation Units Outstanding	52,780	7,968	2,510	3,627	10,726
Accumulation Unit Value	$16.208	$11.097	$10.974	$10.699	$10.721
Spinnaker Choice
Net Assets	$29,729
Accumulation Units Outstanding	2,331
Accumulation Unit Value	$12.754
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker with EEB
Net Assets	$4,573	$-	$-	$-	$-
Accumulation Units Outstanding	284	-	-	-	-
Accumulation Unit Value	$16.076	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$451	$-	$-	$-	$-
Accumulation Units Outstanding	35	-	-	-	-
Accumulation Unit Value	$16.006	$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$484,449	$4,043	$144,863	$10,544,229	$5,799,701
Shares Owned	47,586	288	13,973	308,848	479,317
Investments, at Fair Value	$515,361	$3,856	$147,262	$12,987,058	$6,993,207
Total Assets	515,361	3,856	147,262	12,987,058	6,993,207
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$515,361	$3,856	$147,262	$12,987,058	$6,993,207
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets	$-	$3,856	$-
Accumulation Units Outstanding	-	303	-
Accumulation Unit Value	$-	$12.716	$-
Spinnaker & Mainsail
Net Assets	$355,350		$132,135	$11,521,879	$5,739,744
Accumulation Units Outstanding	34,414		11,883	1,443,160	493,108
Accumulation Unit Value	$10.326		$11.120	$7.984	$11.640
Spinnaker Advisor
Net Assets	$160,011		$15,127	$1,450,836	$1,252,811
Accumulation Units Outstanding	15,532		1,363	192,548	111,958
Accumulation Unit Value	$10.302		$11.094	$7.535	$11.190
Spinnaker Choice
Net Assets				$7,331	$279
Accumulation Units Outstanding				579	21
Accumulation Unit Value				$12.662	$13.052
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets				$7,012	$-
Accumulation Units Outstanding				563	-
Accumulation Unit Value				$12.444	$-
Spinnaker with EEB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-		$-		$373
Accumulation Units Outstanding	-		-		37
Accumulation Unit Value	$-		$-		$11.440

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,459,066	$709,223	$8,265,424	$615,142	$162,397
Shares Owned	145,947	5,615	313,663	615,142	10,442
Investments, at Fair Value	$3,181,609	$813,615	$9,403,685	$615,142	$166,526
Total Assets	3,181,609	813,615	9,403,685	615,142	166,526
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,181,609	$813,615	$9,403,685	$615,142	$166,526
Focus Tier I
Net Assets		$135,583		$102,295
Accumulation Units Outstanding		13,969		10,274
Accumulation Unit Value		$9.706		$9.957
Focus Tier I with GMDB
Net Assets		$14,640		$2,067
Accumulation Units Outstanding		1,516		209
Accumulation Unit Value		$9.652		$9.901
Focus Tier II
Net Assets		$273,260		$408,839
Accumulation Units Outstanding		28,076		40,948
Accumulation Unit Value		$9.733		$9.984
Focus Tier II with GMDB
Net Assets		$190,659		$29,005
Accumulation Units Outstanding		19,698		2,921
Accumulation Unit Value		$9.679		$9.929
Focus Tier III
Net Assets		$199,473		$29,418
Accumulation Units Outstanding		20,380		2,930
Accumulation Unit Value		$9.787		$10.040
Focus Tier III with GMDB
Net Assets		$-		$43,518
Accumulation Units Outstanding		-		4,359
Accumulation Unit Value		$-		$9.984
Focus Tier IV
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier IV with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier V
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Focus Tier V with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets	$2,979,105		$7,817,731		$160,614
Accumulation Units Outstanding	284,892		492,608		20,491
Accumulation Unit Value	$10.457		$15.870		$7.838
Spinnaker Advisor
Net Assets	$202,504		$1,532,420		$5,912
Accumulation Units Outstanding	21,823		96,931		756
Accumulation Unit Value	$9.279		$15.809		$7.820
Spinnaker Choice
Net Assets			$51,978
Accumulation Units Outstanding			3,313
Accumulation Unit Value			$15.688
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Spinnaker with EEB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets			$1,556		$-
Accumulation Units Outstanding			106		-
Accumulation Unit Value			$15.628		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
ASSETS:
Investments in Underlying:
Investments, at Cost	$13,249,908	$334,712	$302,922	$6,024,358	$6,801,173
Shares Owned	13,249,908	29,285	40,367	435,809	509,461
Investments, at Fair Value	$13,249,908	$386,848	$343,526	$6,567,661	$9,287,488
Total Assets	13,249,908	386,848	343,526	6,567,661	9,287,488
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$13,249,908	$386,848	$343,526	$6,567,661	$9,287,488
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets	$20,159			$-	$348
Accumulation Units Outstanding	2,093			-	24
Accumulation Unit Value	$9.632			$-	$14.305
Spinnaker & Mainsail
Net Assets	$9,455,851	$371,379	$343,526	$5,818,275	$7,950,272
Accumulation Units Outstanding	906,707	29,145	33,486	410,622	532,193
Accumulation Unit Value	$10.429	$12.743	$10.259	$14.169	$14.939
Spinnaker Advisor
Net Assets	$3,730,137	$14,510	$-	$714,068	$1,302,910
Accumulation Units Outstanding	359,124	1,143	-	50,599	87,552
Accumulation Unit Value	$10.387	$12.694	$-	$14.112	$14.881
Spinnaker Choice
Net Assets	$41,948	$959		$34,872	$30,367
Accumulation Units Outstanding	4,071	76		2,491	2,056
Accumulation Unit Value	$10.303	$12.597		$13.999	$14.768
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$-	$-		$-
Accumulation Units Outstanding	-	-		-
Accumulation Unit Value	$-	$-		$-
Spinnaker with EEB
Net Assets	$1,603	$-	$-	$-	$-
Accumulation Units Outstanding	156	-	-	-	-
Accumulation Unit Value	$10.303	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$210	$-	$-	$446	$3,591
Accumulation Units Outstanding	20	-	-	33	244
Accumulation Unit Value	$10.262	$-	$-	$13.942	$14.711

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$4,280,815	$14,931,234	$388,335	$1,854,673	$1,359,731
Shares Owned	234,823	1,140,098	40,686	228,507	138,880
Investments, at Fair Value	$4,940,694	$15,174,698	$401,969	$2,243,939	$1,413,783
Total Assets	4,940,694	15,174,698	401,969	2,243,939	1,413,783
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$4,940,694	$15,174,698	$401,969	$2,243,939	$1,413,783
Focus Tier I
Net Assets			$93,813		$558,434
Accumulation Units Outstanding			10,170		53,465
Accumulation Unit Value			$9.225		$10.445
Focus Tier I with GMDB
Net Assets			$7,145		$13,932
Accumulation Units Outstanding			779		1,341
Accumulation Unit Value			$9.173		$10.387
Focus Tier II
Net Assets			$113,093		$571,911
Accumulation Units Outstanding			12,226		54,603
Accumulation Unit Value			$9.250		$10.474
Focus Tier II with GMDB
Net Assets			$-		$237,659
Accumulation Units Outstanding			-		22,817
Accumulation Unit Value			$-		$10.416
Focus Tier III
Net Assets			$187,918		$31,847
Accumulation Units Outstanding			20,202		3,024
Accumulation Unit Value			$9.302		$10.533
Focus Tier III with GMDB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier IV
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier IV with GMDB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier V
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Focus Tier V with GMDB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets		$438
Accumulation Units Outstanding		41
Accumulation Unit Value		$10.800
Spinnaker & Mainsail
Net Assets	$4,410,551	$11,095,227		$2,215,115
Accumulation Units Outstanding	473,981	677,844		224,681
Accumulation Unit Value	$9.305	$16.368		$9.859
Spinnaker Advisor
Net Assets	$522,358	$3,994,702		$28,824
Accumulation Units Outstanding	61,473	254,182		2,931
Accumulation Unit Value	$8.497	$15.716		$9.836
Spinnaker Choice
Net Assets	$7,785	$74,289
Accumulation Units Outstanding	581	5,738
Accumulation Unit Value	$13.409	$12.946
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets		$-
Accumulation Units Outstanding		-
Accumulation Unit Value		$-
Spinnaker with EEB
Net Assets	$-	$10,042		$-
Accumulation Units Outstanding	-	622		-
Accumulation Unit Value	$-	$16.157		$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-	$-		$-
Accumulation Units Outstanding	-	-		-
Accumulation Unit Value	$-	$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,267,052	$375,170	$938,245	$724,018	$4,731,100
Shares Owned	836,821	33,837	88,847	75,580	515,357
Investments, at Fair Value	$8,585,782	$380,300	$995,092	$716,490	$4,823,743
Total Assets	8,585,782	380,300	995,092	716,490	4,823,743
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$8,585,782	$380,300	$995,092	$716,490	$4,823,743
Focus Tier I
Net Assets		$122,878		$317,963
Accumulation Units Outstanding		10,661		32,644
Accumulation Unit Value		$11.526		$9.740
Focus Tier I with GMDB
Net Assets		$45,335		$7,171
Accumulation Units Outstanding		3,955		740
Accumulation Unit Value		$11.462		$9.686
Focus Tier II
Net Assets		$72,010		$171,336
Accumulation Units Outstanding		6,230		17,541
Accumulation Unit Value		$11.558		$9.768
Focus Tier II with GMDB
Net Assets		$140,077		$-
Accumulation Units Outstanding		12,187		-
Accumulation Unit Value		$11.494		$-
Focus Tier III
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier III with GMDB
Net Assets		$-		$220,020
Accumulation Units Outstanding		-		22,520
Accumulation Unit Value		$-		$9.768
Focus Tier IV
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier IV with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier V
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Focus Tier V with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets	$7,973,181		$478,601		$4,679,472
Accumulation Units Outstanding	753,509		43,795		460,582
Accumulation Unit Value	$10.581		$10.928		$10.160
Spinnaker Advisor
Net Assets	$612,601		$516,491		$144,271
Accumulation Units Outstanding	58,030		47,373		14,233
Accumulation Unit Value	$10.557		$10.903		$10.136
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO GLOBAL HEALTH CARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$248,595	$1,998,605	$1,295,694	$1,074,354	$293,219
Shares Owned	24,752	191,204	62,206	65,405	20,424
Investments, at Fair Value	$257,687	$2,066,925	$1,164,498	$1,368,925	$428,920
Total Assets	257,687	2,066,925	1,164,498	1,368,925	428,920
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$257,687	$2,066,925	$1,164,498	$1,368,925	$428,920
Focus Tier I
Net Assets	$30,061
Accumulation Units Outstanding	2,751
Accumulation Unit Value	$10.928
Focus Tier I with GMDB
Net Assets	$29,629
Accumulation Units Outstanding	2,726
Accumulation Unit Value	$10.867
Focus Tier II
Net Assets	$179,207
Accumulation Units Outstanding	16,353
Accumulation Unit Value	$10.958
Focus Tier II with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier III
Net Assets	$18,790
Accumulation Units Outstanding	1,705
Accumulation Unit Value	$11.020
Focus Tier III with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier IV
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier IV with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier V
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO GLOBAL HEALTH CARE
Focus Tier V with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets		$1,759,640	$1,121,654	$1,368,925	$313,313
Accumulation Units Outstanding		163,657	34,982	54,189	18,163
Accumulation Unit Value		$10.752	$32.064	$25.262	$17.250
Spinnaker Advisor
Net Assets		$307,285	$42,844		$115,607
Accumulation Units Outstanding		28,646	1,566		6,734
Accumulation Unit Value		$10.727	$27.355		$17.167
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets		$-
Accumulation Units Outstanding		-
Accumulation Unit Value		$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets		$-
Accumulation Units Outstanding		-
Accumulation Unit Value		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,269,128	$1,702,041	$10,720,006	$262,843	$4,491,321
Shares Owned	494,409	63,283	424,234	15,716	123,303
Investments, at Fair Value	$7,648,482	$1,900,420	$12,591,224	$287,763	$4,473,380
Total Assets	7,648,482	1,900,420	12,591,224	287,763	4,473,380
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$7,648,482	$1,900,420	$12,591,224	$287,763	$4,473,380
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets	$6,245,397	$1,709,186	$11,823,484	$272,436	$4,373,350
Accumulation Units Outstanding	217,325	71,600	987,146	23,279	515,725
Accumulation Unit Value	$28.738	$23.871	$11.977	$11.703	$8.480
Spinnaker Advisor
Net Assets	$1,389,655	$150,079	$705,042	$15,327	$100,030
Accumulation Units Outstanding	50,531	6,317	59,065	1,313	11,837
Accumulation Unit Value	$27.501	$23.756	$11.937	$11.676	$8.451
Spinnaker Choice
Net Assets	$9,430	$41,155	$47,327
Accumulation Units Outstanding	490	2,321	3,992
Accumulation Unit Value	$19.230	$17.732	$11.856
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$3,393		$6,692
Accumulation Units Outstanding	180		572
Accumulation Unit Value	$18.900		$11.696
Spinnaker with EEB
Net Assets			$3,151	$-
Accumulation Units Outstanding			266	-
Accumulation Unit Value			$11.856	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$607		$5,528	$-
Accumulation Units Outstanding	24		468	-
Accumulation Unit Value	$28.243		$11.816	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
ASSETS:
Investments in Underlying:
Investments, at Cost	$677,617	$114,945	$385,367	$7,197,917	$5,462,204
Shares Owned	23,255	41,639	129,594	712,006	842,267
Investments, at Fair Value	$826,739	$163,226	$506,706	$7,490,302	$6,881,320
Total Assets	826,739	163,226	506,706	7,490,302	6,881,320
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$826,739	$163,226	$506,706	$7,490,302	$6,881,320
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets	$784,379	$127,994	$483,709	$6,544,020	$5,989,774
Accumulation Units Outstanding	75,956	7,411	48,749	351,777	271,715
Accumulation Unit Value	$10.326	$17.270	$9.922	$18.603	$22.044
Spinnaker Advisor
Net Assets	$27,248	$35,232	$18,875	$910,064	$797,174
Accumulation Units Outstanding	2,649	2,050	1,909	49,158	36,338
Accumulation Unit Value	$10.287	$17.187	$9.888	$18.513	$21.938
Spinnaker Choice
Net Assets	$15,112		$1,078	$35,853	$87,530
Accumulation Units Outstanding	1,480		110	2,606	5,153
Accumulation Unit Value	$10.208		$9.821	$13.760	$16.986
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$-				$-
Accumulation Units Outstanding	-				-
Accumulation Unit Value	$-				$-
Spinnaker with EEB
Net Assets	$-		$3,044		$5,424
Accumulation Units Outstanding	-		311		249
Accumulation Unit Value	$-		$9.821		$21.759
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-		$-	$365	$1,418
Accumulation Units Outstanding	-		-	22	65
Accumulation Unit Value	$-		$-	$18.283	$21.665

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,403,772	$6,983,491	$70,933	$555,970	$35,844
Shares Owned	166,647	458,824	3,805	22,795	2,310
Investments, at Fair Value	$2,939,634	$7,900,942	$77,209	$688,411	$31,021
Total Assets	2,939,634	7,900,942	77,209	688,411	31,021
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,939,634	$7,900,942	$77,209	$688,411	$31,021
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets		$-		$245
Accumulation Units Outstanding		-		17
Accumulation Unit Value		$-		$14.437
Spinnaker & Mainsail
Net Assets	$1,575,302	$7,374,689	$60,791	$582,784	$25,596
Accumulation Units Outstanding	162,380	526,069	5,868	52,287	2,457
Accumulation Unit Value	$9.701	$14.019	$10.360	$11.146	$10.420
Spinnaker Advisor
Net Assets	$1,364,332	$489,236	$16,418	$105,382	$5,425
Accumulation Units Outstanding	145,724	35,086	1,588	9,477	522
Accumulation Unit Value	$9.362	$13.944	$10.336	$11.120	$10.395
Spinnaker Choice
Net Assets		$37,017
Accumulation Units Outstanding		2,844
Accumulation Unit Value		$13.018
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets		$-
Accumulation Units Outstanding		-
Accumulation Unit Value		$-
Spinnaker with EEB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$323	$932,533	$5,185,269	$760,395	$4,107,345
Shares Owned	11	84,002	636,899	64,797	371,597
Investments, at Fair Value	$329	$964,349	$4,541,088	$748,399	$4,269,642
Total Assets	329	964,349	4,541,088	748,399	4,269,642
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$329	$964,349	$4,541,088	$748,399	$4,269,642
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets	$329	$6,291		$748,399
Accumulation Units Outstanding	24	495		63,652
Accumulation Unit Value	$13.739	$12.707		$11.758
Spinnaker & Mainsail
Net Assets		$776,640	$3,852,913		$3,621,506
Accumulation Units Outstanding		53,789	336,826		96,259
Accumulation Unit Value		$14.439	$11.439		$37.623
Spinnaker Advisor
Net Assets		$181,300	$574,150		$648,136
Accumulation Units Outstanding		12,605	50,386		35,257
Accumulation Unit Value		$14.383	$11.395		$18.383
Spinnaker Choice
Net Assets		$118	$111,575
Accumulation Units Outstanding		9	9,867
Accumulation Unit Value		$14.273	$11.308
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Spinnaker with EEB
Net Assets		$-	$2,450
Accumulation Units Outstanding		-	217
Accumulation Unit Value		$-	$11.308
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets		$-	$-
Accumulation Units Outstanding		-	-
Accumulation Unit Value		$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,305,436	$6,827,474	$36,091,402	$32,904,287	$2,166,270
Shares Owned	129,884	348,275	1,640,702	1,452,867	210,862
Investments, at Fair Value	$3,318,492	$7,522,758	$34,290,641	$34,970,515	$2,197,188
Total Assets	3,318,492	7,522,758	34,290,641	34,970,515	2,197,188
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,318,492	$7,522,758	$34,290,641	$34,970,515	$2,197,188
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker & Mainsail
Net Assets	$3,021,596	$7,100,506	$34,089,637	$34,016,020	$1,997,158
Accumulation Units Outstanding	170,589	546,121	598,723	656,462	138,212
Accumulation Unit Value	$17.713	$13.002	$56.937	$51.817	$14.451
Spinnaker Advisor
Net Assets	$262,249	$407,860	$201,004	$954,495	$171,143
Accumulation Units Outstanding	14,866	31,497	22,526	78,597	11,892
Accumulation Unit Value	$17.641	$12.949	$8.923	$12.144	$14.393
Spinnaker Choice
Net Assets	$27,666	$13,520			$21,897
Accumulation Units Outstanding	1,581	1,053			1,534
Accumulation Unit Value	$17.499	$12.845			$14.277
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-
Spinnaker with EEB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$6,981	$872			$6,990
Accumulation Units Outstanding	401	74			492
Accumulation Unit Value	$17.429	$12.793			$14.219

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II
ASSETS:
Investments in Underlying:
Investments, at Cost	$7,234,084	$3,202,880	$9,437,996	$3,743,630	$11,511,162
Shares Owned	414,408	205,772	901,625	429,584	626,052
Investments, at Fair Value	$7,218,987	$4,101,048	$9,683,441	$4,510,649	$12,189,247
Total Assets	7,218,987	4,101,048	9,683,441	4,510,649	12,189,247
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$7,218,987	$4,101,048	$9,683,441	$4,510,649	$12,189,247
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets				$156	$401
Accumulation Units Outstanding				14	32
Accumulation Unit Value				$10.874	$12.483
Spinnaker & Mainsail
Net Assets	$7,028,071	$3,564,438	$8,292,144	$3,966,552	$10,164,417
Accumulation Units Outstanding	275,923	297,173	551,664	173,671	554,935
Accumulation Unit Value	$25.471	$11.995	$15.032	$22.839	$18.316
Spinnaker Advisor
Net Assets	$190,916	$498,095	$1,256,946	$524,974	$1,412,848
Accumulation Units Outstanding	18,941	41,666	83,962	22,258	77,432
Accumulation Unit Value	$10.080	$11.955	$14.971	$23.586	$18.246
Spinnaker Choice
Net Assets		$35,345	$134,351	$12,804	$606,533
Accumulation Units Outstanding		2,976	9,047	621	33,498
Accumulation Unit Value		$11.875	$14.851	$20.624	$18.107
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets		$-	$-	$-	$5,048
Accumulation Units Outstanding		-	-	-	283
Accumulation Unit Value		$-	$-	$-	$17.831
Spinnaker with EEB
Net Assets		$3,170	$-	$-	$-
Accumulation Units Outstanding		267	-	-	-
Accumulation Unit Value		$11.875	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets		$-	$-	$6,163	$-
Accumulation Units Outstanding		-	-	275	-
Accumulation Unit Value		$-	$-	$22.447	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,151,770	$778,870	$833,686	$1,723,610	$1,991,311
Shares Owned	560,292	42,744	110,756	101,886	144,728
Investments, at Fair Value	$6,706,692	$884,812	$922,590	$1,869,616	$2,334,433
Total Assets	6,706,692	884,812	922,590	1,869,616	2,334,433
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,706,692	$884,812	$922,590	$1,869,616	$2,334,433
Focus Tier I
Net Assets		$279,090	$219,650	$350,722	$581,598
Accumulation Units Outstanding		24,179	16,279	38,488	58,015
Accumulation Unit Value		$11.543	$13.493	$9.113	$10.025
Focus Tier I with GMDB
Net Assets		$38,256	$49,855	$69,592	$155,383
Accumulation Units Outstanding		3,333	3,716	7,680	15,587
Accumulation Unit Value		$11.479	$13.418	$9.062	$9.969
Focus Tier II
Net Assets		$223,647	$267,143	$483,427	$582,134
Accumulation Units Outstanding		19,322	19,744	52,903	57,907
Accumulation Unit Value		$11.575	$13.530	$9.138	$10.053
Focus Tier II with GMDB
Net Assets		$232,642	$83,703	$103,215	$144,286
Accumulation Units Outstanding		20,211	6,221	11,358	14,433
Accumulation Unit Value		$11.511	$13.455	$9.087	$9.997
Focus Tier III
Net Assets		$95,617	$246,743	$473,813	$616,122
Accumulation Units Outstanding		8,215	18,135	51,562	60,947
Accumulation Unit Value		$11.640	$13.606	$9.189	$10.109
Focus Tier III with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier IV
Net Assets		$-	$55,496	$385,968	$253,373
Accumulation Units Outstanding		-	4,056	41,769	24,924
Accumulation Unit Value		$-	$13.682	$9.241	$10.166
Focus Tier IV with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier V
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
Focus Tier V with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets		$15,560	$-	$2,879	$1,537
Accumulation Units Outstanding		1,258	-	253	109
Accumulation Unit Value		$12.368	$-	$11.387	$14.124
Spinnaker & Mainsail
Net Assets	$6,383,022
Accumulation Units Outstanding	485,647
Accumulation Unit Value	$13.143
Spinnaker Advisor
Net Assets	$319,547
Accumulation Units Outstanding	24,443
Accumulation Unit Value	$13.073
Spinnaker Choice
Net Assets	$4,123
Accumulation Units Outstanding	335
Accumulation Unit Value	$12.304
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
ASSETS:
Investments in Underlying:
Investments, at Cost	$872,314	$4,288,751	$4,097,072	$179,645
Shares Owned	84,713	357,541	173,366	5,757
Investments, at Fair Value	$1,026,709	$4,454,950	$4,389,594	$194,801
Total Assets	1,026,709	4,454,950	4,389,594	194,801
LIABILITIES:
Total Liabilities	-	-	-	-
NET ASSETS	$1,026,709	$4,454,950	$4,389,594	$194,801
Focus Tier I
Net Assets	$206,470	$760,887	$798,733
Accumulation Units Outstanding	20,896	58,333	81,524
Accumulation Unit Value	$9.881	$13.044	$9.797
Focus Tier I with GMDB
Net Assets	$68,715	$131,759	$182,417
Accumulation Units Outstanding	6,993	10,158	18,723
Accumulation Unit Value	$9.826	$12.971	$9.743
Focus Tier II
Net Assets	$355,477	$728,419	$1,148,249
Accumulation Units Outstanding	35,876	55,688	116,872
Accumulation Unit Value	$9.908	$13.080	$9.825
Focus Tier II with GMDB
Net Assets	$54,575	$566,955	$367,214
Accumulation Units Outstanding	5,539	43,586	37,585
Accumulation Unit Value	$9.853	$13.008	$9.770
Focus Tier III
Net Assets	$203,659	$1,388,010	$1,283,473
Accumulation Units Outstanding	20,440	105,525	129,909
Accumulation Unit Value	$9.964	$13.153	$9.880
Focus Tier III with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Focus Tier IV
Net Assets	$137,382	$872,732	$609,089
Accumulation Units Outstanding	13,711	65,981	61,308
Accumulation Unit Value	$10.020	$13.227	$9.935
Focus Tier IV with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Focus Tier V
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2012

	Sub-Accounts
	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Focus Tier V with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets	$431	$6,188	$419
Accumulation Units Outstanding	27	548	31
Accumulation Unit Value	$15.926	$11.293	$13.314
Spinnaker & Mainsail
Net Assets				$194,801
Accumulation Units Outstanding				3,696
Accumulation Unit Value				$52.703
Spinnaker Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
Investment Income
Dividend Income	$229,438	$189,967	$83,447	$3	$7,760
Mortality and Expense Risk Charge	(140,062)	(94,307)	(123,047)	(10)	(5,707)
Asset-Related Administration Charge	(17,715)	(12,418)	(15,159)	-	(750)
Net Investment Income (Loss)	71,661	83,242	(54,759)	(7)	1,303
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(47,982)	246,045	(425,349)	4	19,786
Realized Capital Gain Distributions Received	-	169,510	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,041,383	(66,691)	2,238,649	121	39,022
Net Gain (Loss) on Investments	993,401	348,864	1,813,300	125	58,808
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,065,062	$432,106	$1,758,541	$118	$60,111
	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Investment Income
Dividend Income	$-	$-	$79,290	$2	$994
Mortality and Expense Risk Charge	(5,673)	(2,419)	(51,945)	(2)	(774)
Asset-Related Administration Charge	(712)	(294)	(6,349)	-	-
Net Investment Income (Loss)	(6,385)	(2,713)	20,996	-	220
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	15,894	38,232	192,298	26	19,578
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	43,333	(17,500)	292,069	(20)	(7,688)
Net Gain (Loss) on Investments	59,227	20,732	484,367	6	11,890
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,842	$18,019	$505,363	$6	$12,110

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
Investment Income
Dividend Income	$5	$3	$-	$60	$58
Mortality and Expense Risk Charge	-	(12)	(40)	(43)	(37)
Asset-Related Administration Charge	-	-	-	-	-
Net Investment Income (Loss)	5	(9)	(40)	17	21
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2)	26	(970)	666	859
Realized Capital Gain Distributions Received	-	-	-	6	-
Net Change in Unrealized Appreciation (Depreciation)	4	(14)	1,270	(421)	(731)
Net Gain (Loss) on Investments	2	12	300	251	128
Net Increase (Decrease) in Net Assets Resulting from Operations	$7	$3	$260	$268	$149
	Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS	CALVERT NASDAQ 100 INDEX
Investment Income
Dividend Income	$-	$-	$85,263	$7,915	$4,463
Mortality and Expense Risk Charge	(6)	(34)	(43,843)	(1,918)	(4,712)
Asset-Related Administration Charge	-	-	(5,492)	(281)	(624)
Net Investment Income (Loss)	(6)	(34)	35,928	5,716	(873)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(62)	(671)	65,708	(1,166)	17,063
Realized Capital Gain Distributions Received	-	-	18,837	-	38,306
Net Change in Unrealized Appreciation (Depreciation)	57	685	(38,512)	17,322	(26,221)
Net Gain (Loss) on Investments	(5)	14	46,033	16,156	29,148
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11)	$(20)	$81,961	$21,872	$28,275

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SOCIAL BALANCED	CALVERT SOCIAL EQUITY[1]	CALVERT SOCIAL MID-CAP GROWTH[1]
Investment Income
Dividend Income	$7,811	$2,544	$2,600	$-	$-
Mortality and Expense Risk Charge	(13,064)	(6,075)	(2,735)	(33)	(43)
Asset-Related Administration Charge	(1,655)	(754)	(329)	(3)	(4)
Net Investment Income (Loss)	(6,908)	(4,285)	(464)	(36)	(47)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	74,441	29,804	7,410	92	(422)
Realized Capital Gain Distributions Received	52,644	10,471	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	11,265	27,852	10,598	597	1,040
Net Gain (Loss) on Investments	138,350	68,127	18,008	689	618
Net Increase (Decrease) in Net Assets Resulting from Operations	$131,442	$63,842	$17,544	$653	$571
	Sub-Accounts
	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Investment Income
Dividend Income	$-	$158,908	$59,635	$150,660	$29,069
Mortality and Expense Risk Charge	(34)	(55,203)	(162,069)	(63,408)	(46,309)
Asset-Related Administration Charge	-	(6,864)	(20,744)	(8,068)	(5,740)
Net Investment Income (Loss)	(34)	96,841	(123,178)	79,184	(22,980)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3	40,713	(258,981)	90,828	37,811
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	397	235,852	2,491,889	101,622	333,936
Net Gain (Loss) on Investments	400	276,565	2,232,908	192,450	371,747
Net Increase (Decrease) in Net Assets Resulting from Operations	$366	$373,406	$2,109,730	$271,634	$348,767

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL INCOME BUILDER VIP A1
Investment Income
Dividend Income	$268,607	$-	$11,341	$73	$170,356
Mortality and Expense Risk Charge	(189,409)	(44,641)	(27,066)	(58)	(136,804)
Asset-Related Administration Charge	(24,420)	(5,752)	(3,315)	-	(16,868)
Net Investment Income (Loss)	54,778	(50,393)	(19,040)	15	16,684
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(194,283)	364,127	166,368	(1,042)	(105,203)
Realized Capital Gain Distributions Received	741,606	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,352,270	161,544	132,606	920	1,266,634
Net Gain (Loss) on Investments	1,899,593	525,671	298,974	(122)	1,161,431
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,954,371	$475,278	$279,934	$(107)	$1,178,115
	Sub-Accounts
	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED HIGH INCOME BOND
Investment Income
Dividend Income	$566	$551	$66,394	$3,232	$230,968
Mortality and Expense Risk Charge	(1,393)	(662)	(37,883)	(3,564)	(38,475)
Asset-Related Administration Charge	(172)	(80)	(4,559)	(1,049)	(4,721)
Net Investment Income (Loss)	(999)	(191)	23,952	(1,381)	187,772
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,893	307	(408,744)	6,209	(52,449)
Realized Capital Gain Distributions Received	7,245	-	-	86	-
Net Change in Unrealized Appreciation (Depreciation)	3,566	7,938	910,090	44,819	237,110
Net Gain (Loss) on Investments	13,704	8,245	501,346	51,114	184,661
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,705	$8,054	$525,298	$49,733	$372,433

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II	FIDELITY EQUITY-INCOME
Investment Income
Dividend Income	$34,900	$5,327	$437,764	$33	$250,581
Mortality and Expense Risk Charge	(14,574)	(5,049)	(412,726)	(63)	(106,609)
Asset-Related Administration Charge	(1,700)	(631)	(50,676)	-	(13,255)
Net Investment Income (Loss)	18,626	(353)	(25,638)	(30)	130,717
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	12,512	(3,715)	(818,045)	691	(289,030)
Realized Capital Gain Distributions Received	70,083	2,551	-	-	522,895
Net Change in Unrealized Appreciation (Depreciation)	28,142	42,474	5,319,372	(148)	868,863
Net Gain (Loss) on Investments	110,737	41,310	4,501,327	543	1,102,728
Net Increase (Decrease) in Net Assets Resulting from Operations	$129,363	$40,957	$4,475,689	$513	$1,233,445
	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II
Investment Income
Dividend Income	$1,705	$5,754	$25,850	$6,397	$9,575
Mortality and Expense Risk Charge	(1,284)	(3,667)	(12,838)	(5,434)	(6,620)
Asset-Related Administration Charge	(196)	(456)	(1,564)	(722)	(901)
Net Investment Income (Loss)	225	1,631	11,448	241	2,054
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,356	1,435	24,577	36,427	18,346
Realized Capital Gain Distributions Received	1,466	5,517	14,309	4,503	4,543
Net Change in Unrealized Appreciation (Depreciation)	4,564	20,458	51,816	12,973	42,101
Net Gain (Loss) on Investments	8,386	27,410	90,702	53,903	64,990
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,611	$29,041	$102,150	$54,144	$67,044

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
Investment Income
Dividend Income	$72	$1,781	$78,948	$153,887	$12,946
Mortality and Expense Risk Charge	(44)	(3,340)	(170,905)	(89,678)	(41,220)
Asset-Related Administration Charge	-	(407)	(21,290)	(11,341)	(5,019)
Net Investment Income (Loss)	28	(1,966)	(113,247)	52,868	(33,293)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(10)	4,805	405,921	(223,581)	81,780
Realized Capital Gain Distributions Received	261	2,808	-	3,293	-
Net Change in Unrealized Appreciation (Depreciation)	84	6,405	1,379,100	1,275,785	494,142
Net Gain (Loss) on Investments	335	14,018	1,785,021	1,055,497	575,922
Net Increase (Decrease) in Net Assets Resulting from Operations	$363	$12,052	$1,671,774	$1,108,365	$542,629
	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS
Investment Income
Dividend Income	$16,800	$36,426	$975	$2,725	$1,250
Mortality and Expense Risk Charge	(7,313)	(117,871)	(6,734)	(2,524)	(155,527)
Asset-Related Administration Charge	(2,676)	(14,931)	(2,479)	(305)	(20,100)
Net Investment Income (Loss)	6,811	(96,376)	(8,238)	(104)	(174,377)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	19,926	198,832	-	1,411	-
Realized Capital Gain Distributions Received	9,735	752,041	-	541	-
Net Change in Unrealized Appreciation (Depreciation)	66,755	276,938	-	32,070	-
Net Gain (Loss) on Investments	96,416	1,227,811	-	34,022	-
Net Increase (Decrease) in Net Assets Resulting from Operations	$103,227	$1,131,435	$(8,238)	$33,918	$(174,377)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II
Investment Income
Dividend Income	$-	$9,431	$405,749	$66,825	$-
Mortality and Expense Risk Charge	(4,888)	(4,292)	(80,591)	(107,284)	(64,782)
Asset-Related Administration Charge	(598)	(515)	(9,989)	(13,538)	(7,971)
Net Investment Income (Loss)	(5,486)	4,624	315,169	(53,997)	(72,753)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	20,060	17,685	(168,512)	674,716	(82,715)
Realized Capital Gain Distributions Received	-	-	-	-	364,701
Net Change in Unrealized Appreciation (Depreciation)	13,615	21,509	524,227	724,821	251,957
Net Gain (Loss) on Investments	33,675	39,194	355,715	1,399,537	533,943
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,189	$43,818	$670,884	$1,345,540	$461,190
	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II
Investment Income
Dividend Income	$428,711	$5,282	$26,228	$23,183	$123,293
Mortality and Expense Risk Charge	(199,650)	(3,794)	(28,409)	(14,048)	(107,448)
Asset-Related Administration Charge	(26,175)	(1,347)	(3,497)	(5,377)	(13,331)
Net Investment Income (Loss)	202,886	141	(5,678)	3,758	2,514
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	182,679	19,058	240,529	7,442	503,457
Realized Capital Gain Distributions Received	-	66	374	58,756	354,661
Net Change in Unrealized Appreciation (Depreciation)	(310,267)	30,274	44,695	61,007	(103,165)
Net Gain (Loss) on Investments	(127,588)	49,398	285,598	127,205	754,953
Net Increase (Decrease) in Net Assets Resulting from Operations	$75,298	$49,539	$279,920	$130,963	$757,467

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I
Investment Income
Dividend Income	$5,923	$13,536	$10,260	$58,942	$4,667
Mortality and Expense Risk Charge	(4,618)	(12,268)	(6,498)	(54,072)	(2,406)
Asset-Related Administration Charge	(1,616)	(1,720)	(2,418)	(6,551)	(894)
Net Investment Income (Loss)	(311)	(452)	1,344	(1,681)	1,367
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	12,194	8,411	40,819	76,319	1,881
Realized Capital Gain Distributions Received	7,061	18,301	51,421	349,293	7,784
Net Change in Unrealized Appreciation (Depreciation)	487	8,954	(20,820)	28,553	5,464
Net Gain (Loss) on Investments	19,742	35,666	71,420	454,165	15,129
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,431	$35,214	$72,764	$452,484	$16,496
	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL APPRECIATION II1
Investment Income
Dividend Income	$31,903	$10,142	$-	$-	$-
Mortality and Expense Risk Charge	(25,420)	(17,005)	(16,624)	(20,413)	(3,419)
Asset-Related Administration Charge	(3,234)	(1,994)	(2,003)	(2,494)	(415)
Net Investment Income (Loss)	3,249	(8,857)	(18,627)	(22,907)	(3,834)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	73,513	(15,053)	63,081	(19,696)	6,545
Realized Capital Gain Distributions Received	59,772	-	32,944	-	-
Net Change in Unrealized Appreciation (Depreciation)	(8,255)	(34,462)	140,719	621,064	(78,738)
Net Gain (Loss) on Investments	125,030	(49,515)	236,744	601,368	(72,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	$128,279	$(58,372)	$218,117	$578,461	$(76,027)

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I
Investment Income
Dividend Income	$-	$-	$-	$39,886	$28,014
Mortality and Expense Risk Charge	(872)	(2,362)	(5,369)	(91,195)	(24,052)
Asset-Related Administration Charge	(110)	(288)	(698)	(11,576)	(2,958)
Net Investment Income (Loss)	(982)	(2,650)	(6,067)	(62,885)	1,004
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(18,664)	25,224	(554)	(695,830)	16,782
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(9,818)	(119,246)	81,244	2,438,017	228,062
Net Gain (Loss) on Investments	(28,482)	(94,022)	80,690	1,742,187	244,844
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,464)	$(96,672)	$74,623	$1,679,302	$245,848
	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1	INVESCO VAN KAMPEN MID CAP GROWTH I1
Investment Income
Dividend Income	$155,552	$-	$-	$-	$-
Mortality and Expense Risk Charge	(146,792)	(3,603)	(39,179)	(7,069)	(1,372)
Asset-Related Administration Charge	(18,010)	(454)	(4,723)	(861)	(176)
Net Investment Income (Loss)	(9,250)	(4,057)	(43,902)	(7,930)	(1,548)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	330,644	24,817	(14,679)	18,653	4,343
Realized Capital Gain Distributions Received	-	-	-	-	51
Net Change in Unrealized Appreciation (Depreciation)	1,185,201	14,083	(17,940)	149,123	48,283
Net Gain (Loss) on Investments	1,515,845	38,900	(32,619)	167,776	52,677
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,506,595	$34,843	$(76,521)	$159,846	$51,129

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES
Investment Income
Dividend Income	$-	$156,340	$68,037	$48,142	$159,615
Mortality and Expense Risk Charge	(4,272)	(92,231)	(83,038)	(38,521)	(98,800)
Asset-Related Administration Charge	(522)	(11,419)	(10,260)	(5,276)	(12,058)
Net Investment Income (Loss)	(4,794)	52,690	(25,261)	4,345	48,757
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	34,142	(348,413)	167,634	94,606	(346,779)
Realized Capital Gain Distributions Received	155	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	121,341	1,588,432	966,364	347,063	1,232,668
Net Gain (Loss) on Investments	155,638	1,240,019	1,133,998	441,669	885,889
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,844	$1,292,709	$1,108,737	$446,014	$934,646
	Sub-Accounts
	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1	NEUBERGER BERMAN GENESIS ADVISOR	PIMCO ALL ASSET PORTFOLIO ADVISOR
Investment Income
Dividend Income	$157	$-	$216	$1	$45,578
Mortality and Expense Risk Charge	(1,249)	(8,051)	(450)	(35)	(11,672)
Asset-Related Administration Charge	(156)	(1,009)	(59)	-	(1,489)
Net Investment Income (Loss)	(1,248)	(9,060)	(293)	(34)	32,417
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,986	50,418	(8,750)	618	12,692
Realized Capital Gain Distributions Received	817	-	14,375	23	-
Net Change in Unrealized Appreciation (Depreciation)	7,348	18,901	(2,664)	(627)	70,014
Net Gain (Loss) on Investments	11,151	69,319	2,961	14	82,706
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,903	$60,259	$2,668	$(20)	$115,123

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II
Investment Income
Dividend Income	$127,679	$6,778	$200,823	$6,632	$272,927
Mortality and Expense Risk Charge	(57,834)	(3,264)	(53,352)	(40,189)	(89,600)
Asset-Related Administration Charge	(7,254)	-	(6,844)	(5,013)	(11,009)
Net Investment Income (Loss)	62,591	3,514	140,627	(38,570)	172,318
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,776	7,369	62,761	165,474	523,124
Realized Capital Gain Distributions Received	152,499	14,039	294,366	98,094	-
Net Change in Unrealized Appreciation (Depreciation)	(37,586)	(169)	(195,315)	91,590	(148,496)
Net Gain (Loss) on Investments	116,689	21,239	161,812	355,158	374,628
Net Increase (Decrease) in Net Assets Resulting from Operations	$179,280	$24,753	$302,439	$316,588	$546,946
	Sub-Accounts
	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II
Investment Income
Dividend Income	$555,706	$-	$111,790	$77,261	$86,517
Mortality and Expense Risk Charge	(448,077)	(471,988)	(25,713)	(95,281)	(50,296)
Asset-Related Administration Charge	(53,920)	(57,171)	(3,343)	(11,504)	(6,366)
Net Investment Income (Loss)	53,709	(529,159)	82,734	(29,524)	29,855
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(729,362)	717,272	83,598	(74,557)	610,590
Realized Capital Gain Distributions Received	1,196,531	-	89,350	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,482,174	1,945,362	25,708	806,646	(114,782)
Net Gain (Loss) on Investments	2,949,343	2,662,634	198,656	732,089	495,808
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,003,052	$2,133,475	$281,390	$702,565	$525,663

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Investment Income
Dividend Income	$417,989	$60,774	$732,277	$129,246	$21,894
Mortality and Expense Risk Charge	(109,266)	(55,549)	(145,626)	(78,651)	(8,184)
Asset-Related Administration Charge	(13,911)	(6,965)	(18,087)	(9,582)	(2,988)
Net Investment Income (Loss)	294,812	(1,740)	568,564	41,013	10,722
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	154,707	(120,242)	222,416	(526,115)	12,913
Realized Capital Gain Distributions Received	78,319	-	18,385	-	-
Net Change in Unrealized Appreciation (Depreciation)	275,035	620,773	640,696	1,592,501	62,555
Net Gain (Loss) on Investments	508,061	500,531	881,497	1,066,386	75,468
Net Increase (Decrease) in Net Assets Resulting from Operations	$802,873	$498,791	$1,450,061	$1,107,399	$86,190
	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Investment Income
Dividend Income	$55,107	$36,506	$26,041	$19,626	$123,572
Mortality and Expense Risk Charge	(13,429)	(17,223)	(22,144)	(9,689)	(44,762)
Asset-Related Administration Charge	(4,196)	(5,495)	(7,551)	(3,277)	(13,453)
Net Investment Income (Loss)	37,482	13,788	(3,654)	6,660	65,357
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	70,046	85,396	221,870	72,514	45,979
Realized Capital Gain Distributions Received	-	-	67,001	34,112	40,950
Net Change in Unrealized Appreciation (Depreciation)	32,582	203,437	18,846	32,207	(29,747)
Net Gain (Loss) on Investments	102,628	288,833	307,717	138,833	57,182
Net Increase (Decrease) in Net Assets Resulting from Operations	$140,110	$302,621	$304,063	$145,493	$122,539

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Investment Income
Dividend Income	$70,283	$604
Mortality and Expense Risk Charge	(41,148)	(2,813)
Asset-Related Administration Charge	(13,597)	(337)
Net Investment Income (Loss)	15,538	(2,546)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	262,753	26,811
Realized Capital Gain Distributions Received	274,234	11,460
Net Change in Unrealized Appreciation (Depreciation)	23,905	2,372
Net Gain (Loss) on Investments	560,892	40,643
Net Increase (Decrease) in Net Assets Resulting from Operations	$576,430	$38,097

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at January 1, 2011	$11,214,998	$5,475,128	$11,536,479	$322	$509,592
Increase in Net Assets from Operations
Net Investment Income (Loss)	53,833	162,398	(493)	(2)	119
Net Realized Gains (Losses)	(258,121)	281,081	(108,919)	(6)	34,554
Net Change in Unrealized Appreciation (Depreciation)	620,700	147,422	(1,321,939)	(48)	(34,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	416,412	590,901	(1,431,351)	(56)	405
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-		-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	2,453	-	140	-
Spinnaker & Mainsail	764,754	2,093,766	753,121	-	70,795
Spinnaker Advisor	54,130	204,432	36,354	-	2,804
Spinnaker Choice	786	1,897	14,056	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	18	-	36
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(523)	-	-	-
Spinnaker & Mainsail	(1,546,551)	(1,577,412)	(1,275,589)	-	(76,449)
Spinnaker Advisor	(296,265)	(341,503)	(133,776)	-	(28,941)
Spinnaker Choice	(15,358)	(82,459)	(6,073)	-	(86,614)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(29)	-	-	-
Spinnaker & Mainsail	(15,291)	(1,520)	(4,699)	-	(147)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,053,795)	299,102	(616,588)	140	(118,516)
Total Increase (Decrease) in Net Assets	(637,383)	890,003	(2,047,939)	84	(118,111)
Net Assets at December 31, 2011	$10,577,615	$6,365,131	$9,488,540	$406	$391,481
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at December 31, 2011	$10,577,615	$6,365,131	$9,488,540	$406	$391,481
Increase in Net Assets from Operations
Net Investment Income (Loss)	71,661	83,242	(54,759)	(7)	1,303
Net Realized Gains (Losses)	(47,982)	415,555	(425,349)	4	19,786
Net Change in Unrealized Appreciation (Depreciation)	1,041,383	(66,691)	2,238,649	121	39,022
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,062	432,106	1,758,541	118	60,111
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	5,951	-	299	-
Spinnaker & Mainsail	1,260,241	1,931,921	577,143	-	50,228
Spinnaker Advisor	162,983	973,947	56,945	-	29,392
Spinnaker Choice	482	2,553	520	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	18	-	36
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(19,137)	-	-	-
Spinnaker & Mainsail	(1,720,329)	(1,569,698)	(1,449,183)	-	(69,946)
Spinnaker Advisor	(352,131)	(301,353)	(179,709)	-	(28,990)
Spinnaker Choice	(10,341)	(3,369)	(8,833)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(3)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II	AMERICAN CENTURY LARGE COMPANY VALUE II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	6	-	-	-
Spinnaker & Mainsail	(13,825)	(1,474)	(3,968)	-	(66)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(672,920)	1,019,347	(1,007,067)	299	(19,349)
Total Increase (Decrease) in Net Assets	392,142	1,451,453	751,474	417	40,762
Net Assets at December 31, 2012	$10,969,757	$7,816,584	$10,240,014	$823	$432,243

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Net Assets at January 1, 2011	$493,901	$112,110	$4,231,480	$79	$142,906
Increase in Net Assets from Operations
Net Investment Income (Loss)	(6,677)	(2,003)	25,202	(2)	1,663
Net Realized Gains (Losses)	(15,069)	(83)	(205,068)	(15)	487
Net Change in Unrealized Appreciation (Depreciation)	22,643	(1,261)	153,911	11	1,128
Net Increase (Decrease) in Net Assets Resulting from Operations	897	(3,347)	(25,955)	(6)	3,278
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	189	42,158
Spinnaker & Mainsail	43,096	73,299	1,183,787	-	-
Spinnaker Advisor	-	81	25,191	-	-
Spinnaker Choice	-	-	368	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	23	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	(3,475)
Spinnaker & Mainsail	(93,544)	(12,681)	(1,136,295)	-	-
Spinnaker Advisor	(8,020)	-	(73,701)	-	-
Spinnaker Choice	-	-	(157)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(6)	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(91)	(29)	(528)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(58,542)	60,670	(1,335)	189	38,683
Total Increase (Decrease) in Net Assets	(57,645)	57,323	(27,290)	183	41,961
Net Assets at December 31, 2011	$436,256	$169,433	$4,204,190	$262	$184,867

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Net Assets at December 31, 2011	$436,256	$169,433	$4,204,190	$262	$184,867
Increase in Net Assets from Operations
Net Investment Income (Loss)	(6,385)	(2,713)	20,996	-	220
Net Realized Gains (Losses)	15,894	38,232	192,298	26	19,578
Net Change in Unrealized Appreciation (Depreciation)	43,333	(17,500)	292,069	(20)	(7,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,842	18,019	505,363	6	12,110
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	162	9,534
Spinnaker & Mainsail	38,521	230,695	384,385	-	-
Spinnaker Advisor	-	859	34,613	-	-
Spinnaker Choice	-	-	3	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	23	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(430)	(206,511)
Spinnaker & Mainsail	(115,429)	(272,226)	(890,381)	-	-
Spinnaker Advisor	(1,076)	-	(127,291)	-	-
Spinnaker Choice	-	-	(248)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(28)	(29)	(422)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(77,989)	(40,701)	(599,341)	(268)	(196,977)
Total Increase (Decrease) in Net Assets	(25,147)	(22,682)	(93,978)	(262)	(184,867)
Net Assets at December 31, 2012	$411,109	$146,751	$4,110,212	$-	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
Net Assets at January 1, 2011	$26	$690	$5,517	$5,556	$4,411
Increase in Net Assets from Operations
Net Investment Income (Loss)	4	18	24	51	62
Net Realized Gains (Losses)	-	11	667	5	1
Net Change in Unrealized Appreciation (Depreciation)	(5)	(12)	(1,642)	(229)	221
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	17	(951)	(173)	284
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	3,898	105	8,373	1,155	779
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(3,838)	(663)	(7,219)	(125)	(91)
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	60	(558)	1,154	1,030	688
Total Increase (Decrease) in Net Assets	59	(541)	203	857	972
Net Assets at December 31, 2011	$85	$149	$5,720	$6,413	$5,383

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
Net Assets at December 31, 2011	$85	$149	$5,720	$6,413	$5,383
Increase in Net Assets from Operations
Net Investment Income (Loss)	5	(9)	(40)	17	21
Net Realized Gains (Losses)	(2)	26	(970)	672	859
Net Change in Unrealized Appreciation (Depreciation)	4	(14)	1,270	(421)	(731)
Net Increase (Decrease) in Net Assets Resulting from Operations	7	3	260	268	149
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	54	90	691	3,135	2,533
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(146)	(242)	(6,671)	(9,406)	(7,730)
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(92)	(152)	(5,980)	(6,271)	(5,197)
Total Increase (Decrease) in Net Assets	(85)	(149)	(5,720)	(6,003)	(5,048)
Net Assets at December 31, 2012	$-	$-	$-	$410	$335

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	BLACKROCK GLOBAL ALLOCATION III[1]	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS
Net Assets at January 1, 2011	$-	$70	$1,469	$2,184,387	$104,302
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3)	2	12	31,647	585
Net Realized Gains (Losses)	159	(8)	306	59,161	(277)
Net Change in Unrealized Appreciation (Depreciation)	-	(64)	(721)	92,062	(21,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	156	(70)	(403)	182,870	(21,362)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	3,790	694	13,251	-	-
Spinnaker & Mainsail	-	-	-	1,028,145	11,558
Spinnaker Advisor	-	-	-	138,887	35,172
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(3,946)	-	(8,729)	-	-
Spinnaker & Mainsail	-	-	-	(508,330)	(2,096)
Spinnaker Advisor	-	-	-	(87,355)	(2,576)
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	BLACKROCK GLOBAL ALLOCATION III[1]	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	-	(12,867)	(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(156)	694	4,522	558,480	42,028
Total Increase (Decrease) in Net Assets	-	624	4,119	741,350	20,666
Net Assets at December 31, 2011	$-	$694	$5,588	$2,925,737	$124,968

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	BLACKROCK GLOBAL ALLOCATION III[1]	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS
Net Assets at December 31, 2011	$-	$694	$5,588	$2,925,737	$124,968
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	(6)	(34)	35,928	5,716
Net Realized Gains (Losses)	-	(62)	(671)	84,545	(1,166)
Net Change in Unrealized Appreciation (Depreciation)	-	57	685	(38,512)	17,322
Net Increase (Decrease) in Net Assets Resulting from Operations	-	(11)	(20)	81,961	21,872
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	494	324	-	-
Spinnaker & Mainsail	-	-	-	1,473,966	43,461
Spinnaker Advisor	-	-	-	90,195	4,299
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(1,177)	(5,892)	-	-
Spinnaker & Mainsail	-	-	-	(556,615)	(7,847)
Spinnaker Advisor	-	-	-	(169,536)	(19,336)
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	BLACKROCK GLOBAL ALLOCATION III[1]	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX	CALVERT EAFE INTERNATIONAL INDEX F CLASS
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	-	(14,081)	(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	(683)	(5,568)	823,929	20,547
Total Increase (Decrease) in Net Assets	-	(694)	(5,588)	905,890	42,419
Net Assets at December 31, 2012	$-	$-	$-	$3,831,627	$167,387

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SOCIAL BALANCED	CALVERT SOCIAL EQUITY[1]
Net Assets at January 1, 2011	$114,440	$962,596	$238,527	$5,720	$5,660
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,781)	(10,899)	(3,226)	721	(84)
Net Realized Gains (Losses)	23,553	106,855	17,627	1,199	1,051
Net Change in Unrealized Appreciation (Depreciation)	(18,569)	(151,071)	(32,834)	3,384	(1,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,203	(55,115)	(18,433)	5,304	(184)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	18,104	7,002
Spinnaker & Mainsail	77,487	176,449	240,397	176,232	-
Spinnaker Advisor	128,469	61,404	45,242	4,652	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(15,517)	(6,052)
Spinnaker & Mainsail	(86,377)	(138,206)	(118,838)	(9,689)	-
Spinnaker Advisor	(102,924)	(8,907)	-	(4,420)	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SOCIAL BALANCED	CALVERT SOCIAL EQUITY[1]
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(31)	-	(88)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	16,624	90,740	166,713	169,362	950
Total Increase (Decrease) in Net Assets	19,827	35,625	148,280	174,666	766
Net Assets at December 31, 2011	$134,267	$998,221	$386,807	$180,386	$6,426

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SOCIAL BALANCED	CALVERT SOCIAL EQUITY[1]
Net Assets at December 31, 2011	$134,267	$998,221	$386,807	$180,386	$6,426
Increase in Net Assets from Operations
Net Investment Income (Loss)	(873)	(6,908)	(4,285)	(464)	(36)
Net Realized Gains (Losses)	55,369	127,085	40,275	7,410	92
Net Change in Unrealized Appreciation (Depreciation)	(26,221)	11,265	27,852	10,598	597
Net Increase (Decrease) in Net Assets Resulting from Operations	28,275	131,442	63,842	17,544	653
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	1,139	405
Spinnaker & Mainsail	480,476	112,433	141,461	77,809	-
Spinnaker Advisor	124,363	20,083	12,646	27,182	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(10,138)	(7,484)
Spinnaker & Mainsail	(44,471)	(126,140)	(163,007)	(59,453)	-
Spinnaker Advisor	(72,091)	(54,078)	(4,407)	(27,514)	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT NASDAQ 100 INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS	CALVERT S&P MIDCAP 400 INDEX F CLASS	CALVERT SOCIAL BALANCED	CALVERT SOCIAL EQUITY[1]
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(240)	(12)	(139)	(267)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	488,037	(47,714)	(13,446)	8,758	(7,079)
Total Increase (Decrease) in Net Assets	516,312	83,728	50,396	26,302	(6,426)
Net Assets at December 31, 2012	$650,579	$1,081,949	$437,203	$206,688	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at January 1, 2011	$5,090	$-	$4,530,850	$13,728,882	$5,374,485
Increase in Net Assets from Operations
Net Investment Income (Loss)	(79)	(13)	12,546	(117,718)	120,049
Net Realized Gains (Losses)	1,911	(1)	(96)	(520,588)	56,171
Net Change in Unrealized Appreciation (Depreciation)	(1,794)	(17)	302,680	620,510	116,207
Net Increase (Decrease) in Net Assets Resulting from Operations	38	(31)	315,130	(17,796)	292,427
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	6,935	2,004	-	-	-
Spinnaker & Mainsail	-	-	179,047	884,444	445,833
Spinnaker Advisor	-	-	22,296	71,975	21,032
Spinnaker Choice	-	-	-	1,487	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(5,738)	-	-	-	-
Spinnaker & Mainsail	-	-	(610,164)	(1,863,129)	(850,142)
Spinnaker Advisor	-	-	(155,181)	(428,275)	(248,077)
Spinnaker Choice	-	-	(9,373)	(12,357)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	(1,054)	(2,038)	(3,257)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,197	2,004	(574,429)	(1,347,893)	(634,611)
Total Increase (Decrease) in Net Assets	1,235	1,973	(259,299)	(1,365,689)	(342,184)
Net Assets at December 31, 2011	$6,325	$1,973	$4,271,551	$12,363,193	$5,032,301

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at December 31, 2011	$6,325	$1,973	$4,271,551	$12,363,193	$5,032,301
Increase in Net Assets from Operations
Net Investment Income (Loss)	(47)	(34)	96,841	(123,178)	79,184
Net Realized Gains (Losses)	(422)	3	40,713	(258,981)	90,828
Net Change in Unrealized Appreciation (Depreciation)	1,040	397	235,852	2,491,889	101,622
Net Increase (Decrease) in Net Assets Resulting from Operations	571	366	373,406	2,109,730	271,634
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	555	401	-	-	-
Spinnaker & Mainsail	-	-	147,699	506,841	442,608
Spinnaker Advisor	-	-	11,218	149,384	35,387
Spinnaker Choice	-	-	-	336	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(7,451)	-	-	-	-
Spinnaker & Mainsail	-	-	(538,390)	(1,738,409)	(770,907)
Spinnaker Advisor	-	-	(140,771)	(375,844)	(170,755)
Spinnaker Choice	-	-	-	(5,316)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE OPPORTUNITY CLASS 1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	(1,217)	(1,700)	(3,238)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(6,896)	401	(521,461)	(1,464,708)	(466,905)
Total Increase (Decrease) in Net Assets	(6,325)	767	(148,055)	645,022	(195,271)
Net Assets at December 31, 2012	$-	$2,740	$4,123,496	$13,008,215	$4,837,030

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B
Net Assets at January 1, 2011	$3,539,117	$15,619,410	$3,897,268	$1,993,052	$4,613
Increase in Net Assets from Operations
Net Investment Income (Loss)	(18,422)	24,867	(52,634)	(19,372)	(40)
Net Realized Gains (Losses)	8,091	(666,141)	184,958	135,758	1,031
Net Change in Unrealized Appreciation (Depreciation)	(18,458)	737,083	(467,878)	(225,988)	(1,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,789)	95,809	(335,554)	(109,602)	(687)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	1,754	8,653
Spinnaker & Mainsail	374,816	1,480,890	592,879	446,647	-
Spinnaker Advisor	16,164	173,675	21,457	12,308	-
Spinnaker Choice	1,282	1,535	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	89	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	757	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(203)	(4,101)
Spinnaker & Mainsail	(441,838)	(1,986,815)	(658,010)	(343,502)	-
Spinnaker Advisor	(107,561)	(979,338)	(51,126)	(11,660)	-
Spinnaker Choice	(1,698)	(2,751)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(228)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	(109)	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,349)	(4,187)	(1,120)	(6)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(160,184)	(1,316,482)	(95,920)	105,338	4,552
Total Increase (Decrease) in Net Assets	(188,973)	(1,220,673)	(431,474)	(4,264)	3,865
Net Assets at December 31, 2011	$3,350,144	$14,398,737	$3,465,794	$1,988,788	$8,478

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B
Net Assets at December 31, 2011	$3,350,144	$14,398,737	$3,465,794	$1,988,788	$8,478
Increase in Net Assets from Operations
Net Investment Income (Loss)	(22,980)	54,778	(50,393)	(19,040)	15
Net Realized Gains (Losses)	37,811	547,323	364,127	166,368	(1,042)
Net Change in Unrealized Appreciation (Depreciation)	333,936	1,352,270	161,544	132,606	920
Net Increase (Decrease) in Net Assets Resulting from Operations	348,767	1,954,371	475,278	279,934	(107)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	5,642	2,459
Spinnaker & Mainsail	296,643	1,044,942	306,203	339,612	-
Spinnaker Advisor	10,159	277,516	93,032	8,069	-
Spinnaker Choice	623	220	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	1	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	708	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(16,809)	(10,509)
Spinnaker & Mainsail	(264,387)	(2,355,907)	(825,562)	(475,572)	-
Spinnaker Advisor	(33,263)	(592,411)	(312,475)	(16,066)	-
Spinnaker Choice	(2,426)	(6,578)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(6,036)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	(1,387)	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS CAPITAL GROWTH VIP B	DWS DREMAN SMALL MID CAP VALUE B
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,339)	(3,535)	(1,024)	(35)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	6,010	(1,642,467)	(739,826)	(155,159)	(8,050)
Total Increase (Decrease) in Net Assets	354,777	311,904	(264,548)	124,775	(8,157)
Net Assets at December 31, 2012	$3,704,921	$14,710,641	$3,201,246	$2,113,563	$321

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	DWS GLOBAL INCOME BUILDER VIP A1	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Net Assets at January 1, 2011	$12,564,759	$116,042	$53,088	$4,136,860	$245,872
Increase in Net Assets from Operations
Net Investment Income (Loss)	23,948	34	(619)	15,346	(1,553)
Net Realized Gains (Losses)	(226,679)	7,754	1,629	(459,574)	12,051
Net Change in Unrealized Appreciation (Depreciation)	(122,590)	(22,648)	(10,479)	(222,347)	(32,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	(325,321)	(14,860)	(9,469)	(666,575)	(22,069)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	22,967
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	53,515
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	68,121
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	41,515
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	333,257	44,081	8,613	117,902	-
Spinnaker Advisor	24,594	6,303	-	4,858	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	(6,628)
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	(16,761)
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	(47,639)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,597,016)	(23,907)	(4,221)	(646,770)	-
Spinnaker Advisor	(260,487)	(3,900)	-	(761)	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	DWS GLOBAL INCOME BUILDER VIP A1	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	(14)
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(15,619)	(30)	-	(3,794)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,515,271)	22,547	4,392	(528,565)	115,076
Total Increase (Decrease) in Net Assets	(1,840,592)	7,687	(5,077)	(1,195,140)	93,007
Net Assets at December 31, 2011	$10,724,167	$123,729	$48,011	$2,941,720	$338,879

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	DWS GLOBAL INCOME BUILDER VIP A1	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Net Assets at December 31, 2011	$10,724,167	$123,729	$48,011	$2,941,720	$338,879
Increase in Net Assets from Operations
Net Investment Income (Loss)	16,684	(999)	(191)	23,952	(1,381)
Net Realized Gains (Losses)	(105,203)	10,138	307	(408,744)	6,295
Net Change in Unrealized Appreciation (Depreciation)	1,266,634	3,566	7,938	910,090	44,819
Net Increase (Decrease) in Net Assets Resulting from Operations	1,178,115	12,705	8,054	525,298	49,733
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	5,752
Focus Tier I with GMDB	-	-	-	-	2,000
Focus Tier II	-	-	-	-	13,580
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	19,033
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	8,112
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	263,258	18,293	1,933	70,077	-
Spinnaker Advisor	29,179	3,487	-	3,065	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	(14,445)
Focus Tier I with GMDB	-	-	-	-	(2,064)
Focus Tier II	-	-	-	-	(23,136)
Focus Tier II with GMDB	-	-	-	-	(1,802)
Focus Tier III	-	-	-	-	(11,768)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,172,756)	(48,570)	(407)	(475,029)	-
Spinnaker Advisor	(106,322)	(3,445)	-	(28,444)	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	DWS GLOBAL INCOME BUILDER VIP A1	DWS GLOBAL SMALL CAP GROWTH B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(14,715)	-	-	(3,484)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,001,356)	(30,235)	1,526	(433,815)	(4,738)
Total Increase (Decrease) in Net Assets	176,759	(17,530)	9,580	91,483	44,995
Net Assets at December 31, 2012	$10,900,926	$106,199	$57,591	$3,033,203	$383,874

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Net Assets at January 1, 2011	$3,460,744	$1,463,212	$480,592	$32,927,449	$4,314
Increase in Net Assets from Operations
Net Investment Income (Loss)	243,089	37,207	1,531	(124,832)	(16)
Net Realized Gains (Losses)	(63,344)	(61,996)	(6,620)	(1,602,833)	7
Net Change in Unrealized Appreciation (Depreciation)	(63,900)	70,550	(13,822)	517,227	(210)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,845	45,761	(18,911)	(1,210,438)	(219)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	1,848
Spinnaker & Mainsail	80,747	50,111	26,888	3,229,322	-
Spinnaker Advisor	4,368	116	-	354,899	-
Spinnaker Choice	-	-	-	16,718	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	76	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	36	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	(69)
Spinnaker & Mainsail	(408,265)	(333,501)	(38,073)	(4,064,120)	-
Spinnaker Advisor	(257,938)	(6,755)	(57,924)	(447,575)	-
Spinnaker Choice	-	(12,831)	-	(50,848)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(153)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	(30)	-	-	(60)	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(3,329)	(2,159)	(218)	(22,297)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(584,447)	(305,019)	(69,327)	(984,002)	1,779
Total Increase (Decrease) in Net Assets	(468,602)	(259,258)	(88,238)	(2,194,440)	1,560
Net Assets at December 31, 2011	$2,992,142	$1,203,954	$392,354	$30,733,009	$5,874

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Net Assets at December 31, 2011	$2,992,142	$1,203,954	$392,354	$30,733,009	$5,874
Increase in Net Assets from Operations
Net Investment Income (Loss)	187,772	18,626	(353)	(25,638)	(30)
Net Realized Gains (Losses)	(52,449)	82,595	(1,164)	(818,045)	691
Net Change in Unrealized Appreciation (Depreciation)	237,110	28,142	42,474	5,319,372	(148)
Net Increase (Decrease) in Net Assets Resulting from Operations	372,433	129,363	40,957	4,475,689	513
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	2,292
Spinnaker & Mainsail	142,509	16,940	19,304	2,782,527	-
Spinnaker Advisor	5,031	-	2,118	302,714	-
Spinnaker Choice	-	-	-	73,792	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	1	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	36	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	(5,669)
Spinnaker & Mainsail	(426,457)	(282,720)	(69,000)	(4,728,443)	-
Spinnaker Advisor	(71,277)	(1,020)	(34,328)	(659,775)	-
Spinnaker Choice	-	(30)	-	(100,201)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(4,496)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	(30)	-	-	(63)	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(3,038)	(1,885)	(218)	(17,704)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(353,262)	(268,715)	(82,124)	(2,351,612)	(3,377)
Total Increase (Decrease) in Net Assets	19,171	(139,352)	(41,167)	2,124,077	(2,864)
Net Assets at December 31, 2012	$3,011,313	$1,064,602	$351,187	$32,857,086	$3,010

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY EQUITY- INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Net Assets at January 1, 2011	$8,753,566	$136,395	$104,634	$660,895	$314,647
Increase in Net Assets from Operations
Net Investment Income (Loss)	92,643	(372)	2,852	3,550	2,391
Net Realized Gains (Losses)	(660,566)	6,691	13,798	16,600	25,074
Net Change in Unrealized Appreciation (Depreciation)	557,452	(8,117)	(23,063)	(37,432)	(43,936)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,471)	(1,798)	(6,413)	(17,282)	(16,471)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	8,250
Spinnaker & Mainsail	801,639	2,075	205,580	62,985	123,073
Spinnaker Advisor	188,735	320	52,275	-	72,924
Spinnaker Choice	1,075	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	72	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,255,006)	(47,600)	(73,612)	(57,834)	(88,386)
Spinnaker Advisor	(248,488)	(28,851)	(7,027)	-	-
Spinnaker Choice	(47,313)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY EQUITY- INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(868)	(31)	(58)	(90)	(209)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(560,154)	(74,087)	177,158	5,061	115,652
Total Increase (Decrease) in Net Assets	(570,625)	(75,885)	170,745	(12,221)	99,181
Net Assets at December 31, 2011	$8,182,941	$60,510	$275,379	$648,674	$413,828

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY EQUITY- INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Net Assets at December 31, 2011	$8,182,941	$60,510	$275,379	$648,674	$413,828
Increase in Net Assets from Operations
Net Investment Income (Loss)	130,717	225	1,631	11,448	241
Net Realized Gains (Losses)	233,865	3,822	6,952	38,886	40,930
Net Change in Unrealized Appreciation (Depreciation)	868,863	4,564	20,458	51,816	12,973
Net Increase (Decrease) in Net Assets Resulting from Operations	1,233,445	8,611	29,041	102,150	54,144
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	9,000
Spinnaker & Mainsail	699,053	4,295	76,796	760,945	58,509
Spinnaker Advisor	86,454	52,568	13,150	57,904	800
Spinnaker Choice	3,473	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	72	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,615,737)	(20,149)	(15,795)	(70,492)	(14,234)
Spinnaker Advisor	(353,563)	(1,229)	(46,073)	(33,026)	(115,828)
Spinnaker Choice	(11,796)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY EQUITY- INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(640)	(31)	(90)	(180)	(209)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,192,684)	35,454	27,988	715,151	(61,962)
Total Increase (Decrease) in Net Assets	40,761	44,065	57,029	817,301	(7,818)
Net Assets at December 31, 2012	$8,223,702	$104,575	$332,408	$1,465,975	$406,010

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Net Assets at January 1, 2011	$243,974	$-	$122,017	$13,911,115	$7,288,080
Increase in Net Assets from Operations
Net Investment Income (Loss)	3,641	26	1,789	(143,172)	25,525
Net Realized Gains (Losses)	14,245	141	858	196,633	(214,498)
Net Change in Unrealized Appreciation (Depreciation)	(48,410)	(271)	(2,653)	(171,111)	199,639
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,524)	(104)	(6)	(117,650)	10,666
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	1,797	-	-	-
Spinnaker & Mainsail	138,586	-	115,802	726,124	491,464
Spinnaker Advisor	213,761	-	10,453	63,721	29,076
Spinnaker Choice	-	-	-	471	393
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	47	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	54
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(41,422)	-	(6,499)	(1,704,972)	(954,495)
Spinnaker Advisor	-	-	(5,328)	(192,655)	(124,799)
Spinnaker Choice	-	-	-	(427)	(48)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(6)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(2,897)	-
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(749)	-	(30)	(5,769)	(3,072)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	310,176	1,797	114,398	(1,116,363)	(561,427)
Total Increase (Decrease) in Net Assets	279,652	1,693	114,392	(1,234,013)	(550,761)
Net Assets at December 31, 2011	$523,626	$1,693	$236,409	$12,677,102	$6,737,319

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Net Assets at December 31, 2011	$523,626	$1,693	$236,409	$12,677,102	$6,737,319
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,054	28	(1,966)	(113,247)	52,868
Net Realized Gains (Losses)	22,889	251	7,613	405,921	(220,288)
Net Change in Unrealized Appreciation (Depreciation)	42,101	84	6,405	1,379,100	1,275,785
Net Increase (Decrease) in Net Assets Resulting from Operations	67,044	363	12,052	1,671,774	1,108,365
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	1,800	-	-	-
Spinnaker & Mainsail	78,758	-	57,967	636,859	747,069
Spinnaker Advisor	1,050	-	4,424	182,656	27,492
Spinnaker Choice	-	-	-	230	139
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	46	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	54
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(29,787)	-	(163,355)	(1,566,158)	(1,493,547)
Spinnaker Advisor	(124,551)	-	(146)	(605,374)	(127,579)
Spinnaker Choice	-	-	-	(4,082)	(3,326)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM FUNDS 2050 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(779)	-	(89)	(5,995)	(2,779)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(75,309)	1,800	(101,199)	(1,361,818)	(852,477)
Total Increase (Decrease) in Net Assets	(8,265)	2,163	(89,147)	309,956	255,888
Net Assets at December 31, 2012	$515,361	$3,856	$147,262	$12,987,058	$6,993,207

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Net Assets at January 1, 2011	$3,317,143	$531,256	$10,207,115	$1,020,216	$200,791
Increase in Net Assets from Operations
Net Investment Income (Loss)	(41,361)	6,180	(133,954)	(9,264)	(332)
Net Realized Gains (Losses)	16,771	27,517	142,502	-	1,912
Net Change in Unrealized Appreciation (Depreciation)	62,944	(39,946)	(1,236,763)	-	(49,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,354	(6,249)	(1,228,215)	(9,264)	(48,358)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	113,935	-	761,764	-
Focus Tier I with GMDB	-	-	-	74,997	-
Focus Tier II	-	133,304	-	482,218	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	94,326	-	908,442	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	137,125	-	1,488,092	-	78,086
Spinnaker Advisor	8,403	-	180,294	-	2,147
Spinnaker Choice	-	-	383	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	108	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	(71,205)	-	(772,009)	-
Focus Tier I with GMDB	-	-	-	(157,299)	-
Focus Tier II	-	(67,876)	-	(489,122)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	(6,192)	-	(599,237)	-
Focus Tier III with GMDB	-	-	-	(299,864)	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(430,429)	-	(1,504,036)	-	(14,520)
Spinnaker Advisor	(21,261)	-	(269,537)	-	-
Spinnaker Choice	-	-	(15,085)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Contract Maintenance Charges
Focus Tier I	$-	$(50)	$-	$(320)	$-
Focus Tier I with GMDB	-	(11)	-	(121)	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(2,852)	-	(574)	-	(33)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(309,014)	196,231	(120,355)	(90,551)	65,680
Total Increase (Decrease) in Net Assets	(270,660)	189,982	(1,348,570)	(99,815)	17,322
Net Assets at December 31, 2011	$3,046,483	$721,238	$8,858,545	$920,401	$218,113

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Net Assets at December 31, 2011	$3,046,483	$721,238	$8,858,545	$920,401	$218,113
Increase in Net Assets from Operations
Net Investment Income (Loss)	(33,293)	6,811	(96,376)	(8,238)	(104)
Net Realized Gains (Losses)	81,780	29,661	950,873	-	1,952
Net Change in Unrealized Appreciation (Depreciation)	494,142	66,755	276,938	-	32,070
Net Increase (Decrease) in Net Assets Resulting from Operations	542,629	103,227	1,131,435	(8,238)	33,918
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	11,642	-
Focus Tier I with GMDB	-	1,000	-	-	-
Focus Tier II	-	62,658	-	84,319	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	28,453	-	-	-
Focus Tier III with GMDB	-	-	-	43,600	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	99,130	-	891,083	-	21,164
Spinnaker Advisor	4,879	-	217,554	-	1,273
Spinnaker Choice	-	-	21,043	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	108	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	(69,509)	-	(97,635)	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	(33,415)	-	(13,502)	-
Focus Tier II with GMDB	-	-	-	(46,836)	-
Focus Tier III	-	-	-	(278,213)	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(506,357)	-	(1,272,122)	-	(107,823)
Spinnaker Advisor	(2,627)	-	(421,220)	-	(86)
Spinnaker Choice	-	-	(21,954)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	(3)	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Contract Maintenance Charges
Focus Tier I	$-	$(37)	$-	$(360)	$-
Focus Tier I with GMDB	-	-	-	(36)	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(2,528)	-	(784)	-	(33)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(407,503)	(10,850)	(586,295)	(297,021)	(85,505)
Total Increase (Decrease) in Net Assets	135,126	92,377	545,140	(305,259)	(51,587)
Net Assets at December 31, 2012	$3,181,609	$813,615	$9,403,685	$615,142	$166,526

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Net Assets at January 1, 2011	$10,748,505	$329,686	$305,855	$6,784,598	$8,274,976
Increase in Net Assets from Operations
Net Investment Income (Loss)	(182,581)	(4,952)	(4,433)	291,279	(57,327)
Net Realized Gains (Losses)	-	2,337	20,753	(232,338)	112,625
Net Change in Unrealized Appreciation (Depreciation)	-	(22,983)	(24,574)	8,136	(402,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	(182,581)	(25,598)	(8,254)	67,077	(347,191)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	45,119	-	-	21,429	863
Spinnaker & Mainsail	9,949,237	98,639	84,965	619,762	1,423,629
Spinnaker Advisor	3,106,464	4,523	-	53,545	160,441
Spinnaker Choice	179,061	49	-	2,204	1,136
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	85	-	219	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	36	36
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(40,305)	-	-	(677)	(94)
Spinnaker & Mainsail	(8,225,612)	(41,139)	(54,787)	(1,004,610)	(1,036,615)
Spinnaker Advisor	(1,598,886)	(6,174)	-	(111,164)	(219,563)
Spinnaker Choice	(104,445)	(139)	-	(55,670)	(4,008)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(137)	-	(8,198)	-
Spinnaker with EEB	(60)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	(1,120)	-	-	(30)	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(48,679)	(5)	-	(10,409)	(1,229)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	3,260,774	55,702	30,178	(493,563)	324,596
Total Increase (Decrease) in Net Assets	3,078,193	30,104	21,924	(426,486)	(22,595)
Net Assets at December 31, 2011	$13,826,698	$359,790	$327,779	$6,358,112	$8,252,381

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Net Assets at December 31, 2011	$13,826,698	$359,790	$327,779	$6,358,112	$8,252,381
Increase in Net Assets from Operations
Net Investment Income (Loss)	(174,377)	(5,486)	4,624	315,169	(53,997)
Net Realized Gains (Losses)	-	20,060	17,685	(168,512)	674,716
Net Change in Unrealized Appreciation (Depreciation)	-	13,615	21,509	524,227	724,821
Net Increase (Decrease) in Net Assets Resulting from Operations	(174,377)	28,189	43,818	670,884	1,345,540
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	51,139	-	-	4,859	2,550
Spinnaker & Mainsail	5,184,413	74,136	50,296	684,671	1,120,002
Spinnaker Advisor	2,072,846	313	-	100,660	195,034
Spinnaker Choice	45,409	47	-	1,900	644
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	244	-	225	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	36	36
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(40,054)	-	-	(102,381)	(7,336)
Spinnaker & Mainsail	(5,727,676)	(71,037)	(78,358)	(887,383)	(1,272,855)
Spinnaker Advisor	(1,814,198)	(222)	-	(227,774)	(340,289)
Spinnaker Choice	(129,742)	(160)	-	(19,644)	(7,333)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(4,415)	-	(5,925)	-
Spinnaker with EEB	(60)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	(30)	-	-	(2)	(3)
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(44,460)	(37)	(9)	(10,577)	(883)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(402,413)	(1,131)	(28,071)	(461,335)	(310,433)
Total Increase (Decrease) in Net Assets	(576,790)	27,058	15,747	209,549	1,035,107
Net Assets at December 31, 2012	$13,249,908	$386,848	$343,526	$6,567,661	$9,287,488

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Net Assets at January 1, 2011	$5,993,186	$17,279,427	$484,279	$2,420,005	$1,605,626
Increase in Net Assets from Operations
Net Investment Income (Loss)	(79,587)	294,867	(2,412)	(10,054)	(4,000)
Net Realized Gains (Losses)	(32,781)	229,845	76,609	32,488	132,179
Net Change in Unrealized Appreciation (Depreciation)	(225,527)	167,935	(109,853)	(183,604)	(160,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	(337,895)	692,647	(35,656)	(161,170)	(32,240)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	80,234	-	750,289
Focus Tier I with GMDB	-	-	6,980	-	13,586
Focus Tier II	-	-	153,509	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	209,014	-	662,399
Focus Tier III with GMDB	-	-	-	-	74,966
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	12,783	-	-	-
Spinnaker & Mainsail	424,093	2,090,540	-	424,629	-
Spinnaker Advisor	16,209	879,154	-	45	-
Spinnaker Choice	1,117	484,052	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	(194,912)	-	(594,576)
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	(299,207)	-	(127,799)
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	(8,639)	-	(944,420)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(8,299)	-	-	-
Spinnaker & Mainsail	(973,347)	(3,029,710)	-	(355,033)	-
Spinnaker Advisor	(99,943)	(1,422,269)	-	-	-
Spinnaker Choice	(19,083)	(995,840)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Contract Maintenance Charges
Focus Tier I	$-	$-	$(83)	$-	$(201)
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(2,761)	(19,718)	-	(714)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(653,715)	(2,009,307)	(53,104)	68,927	(165,756)
Total Increase (Decrease) in Net Assets	(991,610)	(1,316,660)	(88,760)	(92,243)	(197,996)
Net Assets at December 31, 2011	$5,001,576	$15,962,767	$395,519	$2,327,762	$1,407,630

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Net Assets at December 31, 2011	$5,001,576	$15,962,767	$395,519	$2,327,762	$1,407,630
Increase in Net Assets from Operations
Net Investment Income (Loss)	(72,753)	202,886	141	(5,678)	3,758
Net Realized Gains (Losses)	281,986	182,679	19,124	240,903	66,198
Net Change in Unrealized Appreciation (Depreciation)	251,957	(310,267)	30,274	44,695	61,007
Net Increase (Decrease) in Net Assets Resulting from Operations	461,190	75,298	49,539	279,920	130,963
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	12,483	-	683
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	104,578	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	3,535	-	-	-
Spinnaker & Mainsail	237,113	2,129,029	-	293,378	-
Spinnaker Advisor	7,046	730,137	-	35	-
Spinnaker Choice	819	19,479	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	(104,578)	-	(22,207)
Focus Tier I with GMDB	-	-	(253)	-	(500)
Focus Tier II	-	-	(36,426)	-	(23,106)
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	(18,814)	-	-
Focus Tier III with GMDB	-	-	-	-	(79,481)
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(14,615)	-	-	-
Spinnaker & Mainsail	(734,039)	(2,053,271)	-	(656,612)	-
Spinnaker Advisor	(25,047)	(1,637,176)	-	(4)	-
Spinnaker Choice	(5,591)	(22,911)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Contract Maintenance Charges
Focus Tier I	$-	$-	$(40)	$-	$(199)
Focus Tier I with GMDB	-	-	(39)	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(2,373)	(17,574)	-	(540)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(522,072)	(863,367)	(43,089)	(363,743)	(124,810)
Total Increase (Decrease) in Net Assets	(60,882)	(788,069)	6,450	(83,823)	6,153
Net Assets at December 31, 2012	$4,940,694	$15,174,698	$401,969	$2,243,939	$1,413,783

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Net Assets at January 1, 2011	$6,561,471	$521,428	$684,563	$603,512	$3,375,333
Increase in Net Assets from Operations
Net Investment Income (Loss)	(21,645)	393	(303)	(626)	(5,410)
Net Realized Gains (Losses)	324,520	19,280	30,687	14,276	107,023
Net Change in Unrealized Appreciation (Depreciation)	(489,081)	(8,762)	(17,313)	(44,320)	(307,092)
Net Increase (Decrease) in Net Assets Resulting from Operations	(186,206)	10,911	13,071	(30,670)	(205,479)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	32,603	-	15,489	-
Focus Tier I with GMDB	-	20,605	-	6,980	-
Focus Tier II	-	2,185	-	144,589	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	74,475	-	-	-
Focus Tier III with GMDB	-	74,966	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	2,066,759	-	103,814	-	971,039
Spinnaker Advisor	11,187	-	192,872	-	3,500
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	(78,526)	-	(125,530)	-
Focus Tier I with GMDB	-	(2,994)	-	-	-
Focus Tier II	-	(17,809)	-	(2,064)	-
Focus Tier II with GMDB	-	(14,465)	-	-	-
Focus Tier III	-	(74,522)	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(496,881)	-	(26,178)	-	(307,675)
Spinnaker Advisor	(14,609)	-	(13,180)	-	(2,773)
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Contract Maintenance Charges
Focus Tier I	$-	$(40)	$-	$(293)	$-
Focus Tier I with GMDB	-	(82)	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(3,451)	-	(241)	-	(2,129)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,563,005	16,396	257,087	39,171	661,962
Total Increase (Decrease) in Net Assets	1,376,799	27,307	270,158	8,501	456,483
Net Assets at December 31, 2011	$7,938,270	$548,735	$954,721	$612,013	$3,831,816

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Net Assets at December 31, 2011	$7,938,270	$548,735	$954,721	$612,013	$3,831,816
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,514	(311)	(452)	1,344	(1,681)
Net Realized Gains (Losses)	858,118	19,255	26,712	92,240	425,612
Net Change in Unrealized Appreciation (Depreciation)	(103,165)	487	8,954	(20,820)	28,553
Net Increase (Decrease) in Net Assets Resulting from Operations	757,467	19,431	35,214	72,764	452,484
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	39,183	-	32,989	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	2,533	-	1,170	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	214,573	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	2,053,861	-	46,937	-	1,074,853
Spinnaker Advisor	65,905	-	2,949	-	3,125
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	(2,313)	-	-	-
Focus Tier I with GMDB	-	(10,201)	-	(254)	-
Focus Tier II	-	(122,620)	-	(1,952)	-
Focus Tier II with GMDB	-	(14,835)	-	(214,573)	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	(79,453)	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(2,154,638)	-	(43,102)	-	(535,256)
Spinnaker Advisor	(71,080)	-	(1,386)	-	(835)
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Contract Maintenance Charges
Focus Tier I	$-	$(80)	$-	$(240)	$-
Focus Tier I with GMDB	-	(80)	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(4,003)	-	(241)	-	(2,444)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(109,955)	(187,866)	5,157	31,713	539,443
Total Increase (Decrease) in Net Assets	647,512	(168,435)	40,371	104,477	991,927
Net Assets at December 31, 2012	$8,585,782	$380,300	$995,092	$716,490	$4,823,743

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Net Assets at January 1, 2011	$245,770	$1,633,987	$1,811,583	$1,688,455	$5,208,857
Increase in Net Assets from Operations
Net Investment Income (Loss)	(696)	(9,768)	(14,572)	(5,457)	(62,480)
Net Realized Gains (Losses)	4,501	61,459	(14,692)	129,428	(71,712)
Net Change in Unrealized Appreciation (Depreciation)	(3,967)	(61,158)	(161,026)	(440,016)	(327,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	(162)	(9,467)	(190,290)	(316,045)	(461,261)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	20,987	-	-	-	-
Focus Tier II	1,641	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	418,901	41,159	48,967	244,388
Spinnaker Advisor	-	33,738	999	-	7,829
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	(238)	-	-	-	-
Focus Tier II	(13,746)	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	(104,797)	(207,000)	(166,274)	(443,749)
Spinnaker Advisor	-	(1,930)	(9,949)	-	(12,570)
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Contract Maintenance Charges
Focus Tier I	$(40)	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	(510)	(1,167)	(454)	(1,439)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	8,604	345,402	(175,958)	(117,761)	(205,541)
Total Increase (Decrease) in Net Assets	8,442	335,935	(366,248)	(433,806)	(666,802)
Net Assets at December 31, 2011	$254,212	$1,969,922	$1,445,335	$1,254,649	$4,542,055

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Net Assets at December 31, 2011	$254,212	$1,969,922	$1,445,335	$1,254,649	$4,542,055
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,367	3,249	(8,857)	(18,627)	(22,907)
Net Realized Gains (Losses)	9,665	133,285	(15,053)	96,025	(19,696)
Net Change in Unrealized Appreciation (Depreciation)	5,464	(8,255)	(34,462)	140,719	621,064
Net Increase (Decrease) in Net Assets Resulting from Operations	16,496	128,279	(58,372)	218,117	578,461
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	964	-	-	-	-
Focus Tier I with GMDB	260	-	-	-	-
Focus Tier II	20,759	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	18,656	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	406,632	16,617	24,496	71,688
Spinnaker Advisor	-	65,943	9,872	-	114,027
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	(801)	-	-	-	-
Focus Tier II	(52,780)	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	(467,743)	(238,078)	(127,863)	(4,980,285)
Spinnaker Advisor	-	(35,613)	(10,105)	-	(325,454)
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Contract Maintenance Charges
Focus Tier I	$(40)	$-	$-	$-	$-
Focus Tier I with GMDB	(39)	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	(495)	(771)	(474)	(492)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(13,021)	(31,276)	(222,465)	(103,841)	(5,120,516)
Total Increase (Decrease) in Net Assets	3,475	97,003	(280,837)	114,276	(4,542,055)
Net Assets at December 31, 2012	$257,687	$2,066,925	$1,164,498	$1,368,925	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE
Net Assets at January 1, 2011	$900,786	$263,659	$673,164	$514,702	$8,385,970
Increase in Net Assets from Operations
Net Investment Income (Loss)	(11,948)	(3,449)	(8,610)	(6,897)	174,639
Net Realized Gains (Losses)	(28,644)	(22,632)	(33,613)	(31,879)	(1,579,046)
Net Change in Unrealized Appreciation (Depreciation)	(37,277)	8,045	(4,654)	58,777	819,946
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,869)	(18,036)	(46,877)	20,001	(584,461)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	129,641	9,297	89,796	19,269	449,164
Spinnaker Advisor	2,456	5,922	261	1,580	66,054
Spinnaker Choice	147	-	-	-	763
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	93	-	-	-	12
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(183,144)	(56,922)	(162,609)	(150,428)	(1,453,418)
Spinnaker Advisor	(11,563)	-	(681)	(9,288)	(171,630)
Spinnaker Choice	(72)	-	(183)	-	(230)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(41)	-	-	-	(3)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(93)	(61)	120	-	(1,147)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(62,576)	(41,764)	(73,296)	(138,867)	(1,110,435)
Total Increase (Decrease) in Net Assets	(140,445)	(59,800)	(120,173)	(118,866)	(1,694,896)
Net Assets at December 31, 2011	$760,341	$203,859	$552,991	$395,836	$6,691,074

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE
Net Assets at December 31, 2011	$760,341	$203,859	$552,991	$395,836	$6,691,074
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,834)	(982)	(2,650)	(6,067)	(62,885)
Net Realized Gains (Losses)	6,545	(18,664)	25,224	(554)	(695,830)
Net Change in Unrealized Appreciation (Depreciation)	(78,738)	(9,818)	(119,246)	81,244	2,438,017
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,027)	(29,464)	(96,672)	74,623	1,679,302
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	38,987	2,893	15,551	10,393	256,645
Spinnaker Advisor	290	2,099	101	7,125	101,513
Spinnaker Choice	-	-	-	-	151
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	5	-	-	-	11
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(684,823)	(154,189)	(448,993)	(51,589)	(825,949)
Spinnaker Advisor	(20,733)	(25,169)	(18,151)	(7,468)	(252,364)
Spinnaker Choice	(14,962)	-	(1,990)	-	(962)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(3,078)	-	-	-	-
Spinnaker with EEB	-	-	(2,832)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE	INVESCO GLOBAL REAL ESTATE
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	(29)	(5)	-	(939)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(684,314)	(174,395)	(456,319)	(41,539)	(721,894)
Total Increase (Decrease) in Net Assets	(760,341)	(203,859)	(552,991)	33,084	957,408
Net Assets at December 31, 2012	$-	$-	$-	$428,920	$7,648,482

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1
Net Assets at January 1, 2011	$2,218,917	$10,383,777	$118,594	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	3,185	(28,451)	(3,161)	-	-
Net Realized Gains (Losses)	38,975	(88,796)	20,208	-	-
Net Change in Unrealized Appreciation (Depreciation)	(208,161)	(774,304)	(24,776)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(166,001)	(891,551)	(7,729)	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	142,567	2,653,810	150,539	-	-
Spinnaker Advisor	15,241	224,941	66,339	-	-
Spinnaker Choice	1,352	2,989	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	23	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	721	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(315,840)	(1,402,956)	(43,254)	-	-
Spinnaker Advisor	(20,705)	(251,992)	(5,598)	-	-
Spinnaker Choice	(1,832)	(28,398)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(6)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	(49)	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(64)	(140)	(60)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(179,281)	1,198,943	167,966	-	-
Total Increase (Decrease) in Net Assets	(345,282)	307,392	160,237	-	-
Net Assets at December 31, 2011	$1,873,635	$10,691,169	$278,831	$-	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1
Net Assets at December 31, 2011	$1,873,635	$10,691,169	$278,831	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,004	(9,250)	(4,057)	(43,902)	(7,930)
Net Realized Gains (Losses)	16,782	330,644	24,817	(14,679)	18,653
Net Change in Unrealized Appreciation (Depreciation)	228,062	1,185,201	14,083	(17,940)	149,123
Net Increase (Decrease) in Net Assets Resulting from Operations	245,848	1,506,595	34,843	(76,521)	159,846
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	104,777	2,159,208	78,408	4,954,675	729,458
Spinnaker Advisor	20,113	82,093	20,991	153,640	21,875
Spinnaker Choice	34,413	1,218	-	-	41,132
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	23	-	-	10,302
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	672	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(270,229)	(1,456,805)	(29,123)	(494,901)	(96,994)
Spinnaker Advisor	(66,249)	(388,647)	(95,678)	(62,333)	(906)
Spinnaker Choice	(41,819)	(2,885)	-	-	(26,055)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(10,017)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	(1,284)	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY II	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN AMERICAN FRANCHISE II1
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(69)	(133)	(509)	(1,180)	(1,902)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(219,063)	393,460	(25,911)	4,549,901	666,893
Total Increase (Decrease) in Net Assets	26,785	1,900,055	8,932	4,473,380	826,739
Net Assets at December 31, 2012	$1,900,420	$12,591,224	$287,763	$4,473,380	$826,739

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Net Assets at January 1, 2011	$-	$-	$7,674,142	$5,979,657	$3,274,472
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	30,488	(6,071)	(6,375)
Net Realized Gains (Losses)	-	-	(205,630)	32,266	40,232
Net Change in Unrealized Appreciation (Depreciation)	-	-	(734,846)	33,416	(127,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(909,988)	59,611	(93,508)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	1,011,018	795,805	62,583
Spinnaker Advisor	-	-	76,008	105,502	36,513
Spinnaker Choice	-	-	2,018	13,406	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	72	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	(861,608)	(777,289)	(149,478)
Spinnaker Advisor	-	-	(92,027)	(91,839)	(234,185)
Spinnaker Choice	-	-	(4,542)	(5,580)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	(32)	(10)	(1,415)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	130,835	40,067	(285,982)
Total Increase (Decrease) in Net Assets	-	-	(779,153)	99,678	(379,490)
Net Assets at December 31, 2011	$-	$-	$6,894,989	$6,079,335	$2,894,982

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Net Assets at December 31, 2011	$-	$-	$6,894,989	$6,079,335	$2,894,982
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,548)	(4,794)	52,690	(25,261)	4,345
Net Realized Gains (Losses)	4,394	34,297	(348,413)	167,634	94,606
Net Change in Unrealized Appreciation (Depreciation)	48,283	121,341	1,588,432	966,364	347,063
Net Increase (Decrease) in Net Assets Resulting from Operations	51,129	150,844	1,292,709	1,108,737	446,014
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	96,603	470,214	647,266	817,790	58,914
Spinnaker Advisor	28,132	16,647	70,751	54,114	141,237
Spinnaker Choice	-	4,841	965	3,049	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	8,982	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	72	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(12,608)	(133,129)	(1,131,121)	(956,437)	(173,053)
Spinnaker Advisor	-	(1,508)	(283,674)	(215,288)	(426,939)
Spinnaker Choice	-	(3,503)	(1,521)	(9,527)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	(6,142)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(3)	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(30)	(540)	(62)	(522)	(1,521)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	112,097	355,862	(697,396)	(306,752)	(401,362)
Total Increase (Decrease) in Net Assets	163,226	506,706	595,313	801,985	44,652
Net Assets at December 31, 2012	$163,226	$506,706	$7,490,302	$6,881,320	$2,939,634

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1	NEUBERGER BERMAN GENESIS ADVISOR
Net Assets at January 1, 2011	$8,306,561	$85,333	$540,848	$36,828	$4,530
Increase in Net Assets from Operations
Net Investment Income (Loss)	77,180	(1,175)	(7,512)	(389)	27
Net Realized Gains (Losses)	(441,855)	4,991	52,811	5,337	214
Net Change in Unrealized Appreciation (Depreciation)	171,190	(12,933)	(46,627)	(7,508)	(93)
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,485)	(9,117)	(1,328)	(2,560)	148
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	20,729	-	627	-	779
Spinnaker & Mainsail	822,113	66,727	120,544	24,513	-
Spinnaker Advisor	11,244	1,253	5,563	1,383	-
Spinnaker Choice	4,287	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(653)	-	(70)	-	(91)
Spinnaker & Mainsail	(982,590)	(51,425)	(110,878)	(29,685)	-
Spinnaker Advisor	(193,987)	-	(3,730)	-	-
Spinnaker Choice	(22,100)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(6,947)	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	(3,066)	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1	NEUBERGER BERMAN GENESIS ADVISOR
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(3,204)	(28)	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(354,174)	16,527	12,056	(3,789)	688
Total Increase (Decrease) in Net Assets	(547,659)	7,410	10,728	(6,349)	836
Net Assets at December 31, 2011	$7,758,902	$92,743	$551,576	$30,479	$5,366

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1	NEUBERGER BERMAN GENESIS ADVISOR
Net Assets at December 31, 2011	$7,758,902	$92,743	$551,576	$30,479	$5,366
Increase in Net Assets from Operations
Net Investment Income (Loss)	48,757	(1,248)	(9,060)	(293)	(34)
Net Realized Gains (Losses)	(346,779)	3,803	50,418	5,625	641
Net Change in Unrealized Appreciation (Depreciation)	1,232,668	7,348	18,901	(2,664)	(627)
Net Increase (Decrease) in Net Assets Resulting from Operations	934,646	9,903	60,259	2,668	(20)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	4,675	-	2,031	-	2,524
Spinnaker & Mainsail	663,293	13,293	136,656	1,006	-
Spinnaker Advisor	20,828	965	43,292	29,445	-
Spinnaker Choice	3,274	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(94,257)	-	(6,091)	-	(7,541)
Spinnaker & Mainsail	(1,200,736)	(34,011)	(95,958)	(5,681)	-
Spinnaker Advisor	(169,940)	(5,359)	(3,354)	(26,896)	-
Spinnaker Choice	(16,926)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE CLASS S1	NEUBERGER BERMAN GENESIS ADVISOR
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(2,817)	(325)	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(792,606)	(25,437)	76,576	(2,126)	(5,017)
Total Increase (Decrease) in Net Assets	142,040	(15,534)	136,835	542	(5,037)
Net Assets at December 31, 2012	$7,900,942	$77,209	$688,411	$31,021	$329

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Net Assets at January 1, 2011	$775,145	$4,327,308	$247,329	$4,878,824	$5,049,858
Increase in Net Assets from Operations
Net Investment Income (Loss)	53,212	580,518	3,568	173,653	(58,992)
Net Realized Gains (Losses)	35,713	(47,816)	2,742	88,706	338,107
Net Change in Unrealized Appreciation (Depreciation)	(83,931)	(949,891)	(259)	(67,050)	(1,304,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,994	(417,189)	6,051	195,309	(1,025,800)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	3,001	-	79,118	-	-
Spinnaker & Mainsail	219,283	832,048	-	161,001	695,213
Spinnaker Advisor	132,331	182,456	-	24,348	70,028
Spinnaker Choice	-	157,601	-	-	169
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	74	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	36
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	(38,306)	-	-
Spinnaker & Mainsail	(133,591)	(742,489)	-	(570,867)	(767,767)
Spinnaker Advisor	(126,231)	(105,615)	-	(287,471)	(886,905)
Spinnaker Choice	(6)	(80,073)	-	-	(14,497)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(163)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(484)	(573)	-	(7,489)	(857)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	94,303	243,266	40,812	(680,478)	(904,580)
Total Increase (Decrease) in Net Assets	99,297	(173,923)	46,863	(485,169)	(1,930,380)
Net Assets at December 31, 2011	$874,442	$4,153,385	$294,192	$4,393,655	$3,119,478

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Net Assets at December 31, 2011	$874,442	$4,153,385	$294,192	$4,393,655	$3,119,478
Increase in Net Assets from Operations
Net Investment Income (Loss)	32,417	62,591	3,514	140,627	(38,570)
Net Realized Gains (Losses)	12,692	154,275	21,408	357,127	263,568
Net Change in Unrealized Appreciation (Depreciation)	70,014	(37,586)	(169)	(195,315)	91,590
Net Increase (Decrease) in Net Assets Resulting from Operations	115,123	179,280	24,753	302,439	316,588
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	1,847	-	1,427,672	-	-
Spinnaker & Mainsail	247,299	843,402	-	95,508	590,665
Spinnaker Advisor	58,776	73,881	-	28,917	58,912
Spinnaker Choice	-	4,384	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	346	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	36
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	(998,218)	-	-
Spinnaker & Mainsail	(260,099)	(471,562)	-	(427,059)	(433,002)
Spinnaker Advisor	(72,583)	(185,242)	-	(117,102)	(330,995)
Spinnaker Choice	(6)	(53,158)	-	-	(2,491)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(3,006)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(3)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(450)	(622)	-	(6,716)	(696)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(25,216)	208,423	429,454	(426,452)	(117,574)
Total Increase (Decrease) in Net Assets	89,907	387,703	454,207	(124,013)	199,014
Net Assets at December 31, 2012	$964,349	$4,541,088	$748,399	$4,269,642	$3,318,492

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I
Net Assets at January 1, 2011	$5,169,118	$41,781,386	$42,589,998	$1,997,785	$9,133,858
Increase in Net Assets from Operations
Net Investment Income (Loss)	40,125	56,788	(575,383)	76,564	(49,758)
Net Realized Gains (Losses)	64,424	1,755,440	511,102	212,416	(97,812)
Net Change in Unrealized Appreciation (Depreciation)	133,836	(3,984,852)	(1,294,289)	(343,778)	(442,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	238,385	(2,172,624)	(1,358,570)	(54,798)	(590,543)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	2,330,089	1,168,638	966,096	691,750	266,995
Spinnaker Advisor	183,302	26,204	51,426	68,719	3,653
Spinnaker Choice	893	-	-	87,258	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	36	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,161,878)	(4,926,096)	(4,442,077)	(524,010)	(1,165,519)
Spinnaker Advisor	(149,904)	(64,709)	(163,786)	(66,306)	(18,000)
Spinnaker Choice	(39,394)	-	-	(151,650)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(10,406)	(33,135)	(14,027)	(1,125)	(2,630)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,152,738	(3,829,098)	(3,602,368)	104,636	(915,501)
Total Increase (Decrease) in Net Assets	1,391,123	(6,001,722)	(4,960,938)	49,838	(1,506,044)
Net Assets at December 31, 2011	$6,560,241	$35,779,664	$37,629,060	$2,047,623	$7,627,814

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I
Net Assets at December 31, 2011	$6,560,241	$35,779,664	$37,629,060	$2,047,623	$7,627,814
Increase in Net Assets from Operations
Net Investment Income (Loss)	172,318	53,709	(529,159)	82,734	(29,524)
Net Realized Gains (Losses)	523,124	467,169	717,272	172,948	(74,557)
Net Change in Unrealized Appreciation (Depreciation)	(148,496)	2,482,174	1,945,362	25,708	806,646
Net Increase (Decrease) in Net Assets Resulting from Operations	546,946	3,003,052	2,133,475	281,390	702,565
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	1,765,722	1,002,781	808,470	732,080	278,066
Spinnaker Advisor	313,015	12,165	94,707	61,251	8,810
Spinnaker Choice	172	-	-	39,261	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	36	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(1,188,226)	(5,306,846)	(5,419,295)	(670,449)	(1,292,703)
Spinnaker Advisor	(463,889)	(170,555)	(263,056)	(208,265)	(103,346)
Spinnaker Choice	(1,397)	-	-	(84,641)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	(3)	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(9,859)	(29,620)	(12,846)	(1,062)	(2,219)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	415,571	(4,492,075)	(4,792,020)	(131,825)	(1,111,392)
Total Increase (Decrease) in Net Assets	962,517	(1,489,023)	(2,658,545)	149,565	(408,827)
Net Assets at December 31, 2012	$7,522,758	$34,290,641	$34,970,515	$2,197,188	$7,218,987

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II
Net Assets at January 1, 2011	$3,425,969	$6,178,618	$6,075,223	$9,089,353	$6,240,683
Increase in Net Assets from Operations
Net Investment Income (Loss)	29,800	260,775	(23,785)	449,163	(1,559)
Net Realized Gains (Losses)	355,622	92,813	(496,236)	263,581	(274,774)
Net Change in Unrealized Appreciation (Depreciation)	(99,412)	(370,190)	(431,942)	(978,687)	(270,926)
Net Increase (Decrease) in Net Assets Resulting from Operations	286,010	(16,602)	(951,963)	(265,943)	(547,259)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	390	974	-
Spinnaker & Mainsail	729,206	2,392,403	738,145	2,413,754	971,743
Spinnaker Advisor	86,603	508,064	56,341	581,047	13,613
Spinnaker Choice	163	28,969	419,754	477,572	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	452	12	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	(45)	(105)	-
Spinnaker & Mainsail	(643,910)	(706,445)	(1,208,765)	(973,702)	(696,926)
Spinnaker Advisor	(161,256)	(316,578)	(141,623)	(417,831)	(38,549)
Spinnaker Choice	(24,171)	(11,565)	(426,056)	(30,119)	(13,440)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(98)	(4)	(6,731)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(1,170)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(224)	(5,072)	(409)	(6,295)	(799)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(13,589)	1,889,776	(561,914)	2,045,303	227,741
Total Increase (Decrease) in Net Assets	272,421	1,873,174	(1,513,877)	1,779,360	(319,518)
Net Assets at December 31, 2011	$3,698,390	$8,051,792	$4,561,346	$10,868,713	$5,921,165

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II
Net Assets at December 31, 2011	$3,698,390	$8,051,792	$4,561,346	$10,868,713	$5,921,165
Increase in Net Assets from Operations
Net Investment Income (Loss)	29,855	294,812	(1,740)	568,564	41,013
Net Realized Gains (Losses)	610,590	233,026	(120,242)	240,801	(526,115)
Net Change in Unrealized Appreciation (Depreciation)	(114,782)	275,035	620,773	640,696	1,592,501
Net Increase (Decrease) in Net Assets Resulting from Operations	525,663	802,873	498,791	1,450,061	1,107,399
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	1,059	2,794	-
Spinnaker & Mainsail	722,196	1,882,267	291,586	1,672,747	636,398
Spinnaker Advisor	340,114	440,541	82,194	160,525	14,063
Spinnaker Choice	169	46,735	2,607	1,452	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	224	11	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	(3,122)	(8,497)	-
Spinnaker & Mainsail	(639,601)	(1,083,564)	(763,602)	(1,622,441)	(904,179)
Spinnaker Advisor	(541,969)	(448,473)	(152,252)	(311,625)	(52,631)
Spinnaker Choice	(3,727)	(2,566)	(4,930)	(19,143)	(14,929)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(2,935)	(30)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II
Contract Maintenance Charges
Focus Tier I	$-	$-	$-	$-	$-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	(187)	(6,164)	(317)	(5,320)	(594)
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(123,005)	828,776	(549,488)	(129,527)	(321,872)
Total Increase (Decrease) in Net Assets	402,658	1,631,649	(50,697)	1,320,534	785,527
Net Assets at December 31, 2012	$4,101,048	$9,683,441	$4,510,649	$12,189,247	$6,706,692

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX
Net Assets at January 1, 2011	$702,909	$999,077	$1,818,649	$2,202,473	$772,752
Increase in Net Assets from Operations
Net Investment Income (Loss)	7,697	55,748	5,088	(7,307)	2,069
Net Realized Gains (Losses)	6,236	41,212	48,469	197,412	74,220
Net Change in Unrealized Appreciation (Depreciation)	4,647	(43,390)	(337,671)	(274,467)	(27,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,580	53,570	(284,114)	(84,362)	48,912
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	96,041	10,076	74,034	91,361	99,596
Focus Tier I with GMDB	28,588	15,158	117	14,991	14,991
Focus Tier II	105,555	81,349	80,856	132,470	77,651
Focus Tier II with GMDB	-	10,830	30,286	51,532	5,474
Focus Tier III	907	91,161	183,291	242,797	97,151
Focus Tier III with GMDB	-	74,966	-	-	-
Focus Tier IV	-	-	120,003	34,959	31,469
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	11,511	2,669	4,777	12,572	12,620
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	(59,089)	(20,221)	(94,258)	(111,277)	(34,948)
Focus Tier I with GMDB	(1,461)	(12,349)	(30,358)	(53,578)	(7,048)
Focus Tier II	(45,824)	(142,390)	(110,197)	(273,903)	(79,631)
Focus Tier II with GMDB	-	(916)	(2,472)	(3,749)	-
Focus Tier III	(60,285)	(155,558)	(138,065)	(86,706)	(101,414)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(39,428)	(2,453)	(9,548)	(7,922)	(7,836)
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX
Contract Maintenance Charges
Focus Tier I	$(26)	$(17)	$(1,139)	$(17)	$(18)
Focus Tier I with GMDB	(9)	-	(121)	(44)	(21)
Focus Tier II	-	-	(40)	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	36,480	(47,695)	107,166	43,486	108,036
Total Increase (Decrease) in Net Assets	55,060	5,875	(176,948)	(40,876)	156,948
Net Assets at December 31, 2011	$757,969	$1,004,952	$1,641,701	$2,161,597	$929,700

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX
Net Assets at December 31, 2011	$757,969	$1,004,952	$1,641,701	$2,161,597	$929,700
Increase in Net Assets from Operations
Net Investment Income (Loss)	10,722	37,482	13,788	(3,654)	6,660
Net Realized Gains (Losses)	12,913	70,046	85,396	288,871	106,626
Net Change in Unrealized Appreciation (Depreciation)	62,555	32,582	203,437	18,846	32,207
Net Increase (Decrease) in Net Assets Resulting from Operations	86,190	140,110	302,621	304,063	145,493
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	87,902	25,695	14,669	31,442	6,160
Focus Tier I with GMDB	-	2,000	19,616	24,949	2,000
Focus Tier II	145,784	31,837	87,842	60,514	53,936
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	85,999	160,483	134,971	46,009
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	54,112	63,207	157,503	50,523
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	5,318	1,361,024	9,634	562	3,469
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	(170,428)	(44,575)	(83,778)	(113,377)	(71,020)
Focus Tier I with GMDB	(676)	(137)	(4,443)	(5,331)	(1,372)
Focus Tier II	(25,211)	(203,289)	(248,593)	(225,914)	(58,729)
Focus Tier II with GMDB	-	(2,561)	(23,650)	(28,885)	(2,366)
Focus Tier III	-	(61,501)	(40,914)	(163,778)	(62,139)
Focus Tier III with GMDB	-	(87,340)	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(1,933)	(1,383,736)	(27,371)	(3,871)	(14,862)
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX
Contract Maintenance Charges
Focus Tier I	$(65)	$-	$(1,288)	$(12)	$(11)
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V	(38)	-	(120)	-	(82)
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	40,653	(222,472)	(74,706)	(131,227)	(48,484)
Total Increase (Decrease) in Net Assets	126,843	(82,362)	227,915	172,836	97,009
Net Assets at December 31, 2012	$884,812	$922,590	$1,869,616	$2,334,433	$1,026,709

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at January 1, 2011	$4,009,669	$3,859,629	$315,562
Increase in Net Assets from Operations
Net Investment Income (Loss)	86,743	3,274	(3,885)
Net Realized Gains (Losses)	98,927	246,052	59,693
Net Change in Unrealized Appreciation (Depreciation)	87,277	(276,813)	(63,248)
Net Increase (Decrease) in Net Assets Resulting from Operations	272,947	(27,487)	(7,440)
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	75,332	137,100	-
Focus Tier I with GMDB	1,171	14,991	-
Focus Tier II	224,002	139,703	-
Focus Tier II with GMDB	57,399	57,739	-
Focus Tier III	568,423	355,760	-
Focus Tier III with GMDB	74,966	-	-
Focus Tier IV	293,524	160,168	-
Focus Tier IV with GMDB	-	-	-
Focus Tier V	-	-	-
Focus Tier V with GMDB	-	-	-
Passport Group Tier I	-	-	-
Passport Group Tier II	3,690	16,635	-
Spinnaker & Mainsail	-	-	9,109
Spinnaker Advisor	-	-	-
Spinnaker Choice	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-
Spinnaker Choice with EEB	-	-	-
Spinnaker Choice with GMDB	-	-	-
Spinnaker with EEB	-	-	-
Spinnaker with EEB & GMDB	-	-	-
Spinnaker with GMDB	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	(104,567)	(156,446)	-
Focus Tier I with GMDB	(57,398)	(59,865)	-
Focus Tier II	(443,134)	(314,168)	-
Focus Tier II with GMDB	(5,878)	(6,465)	-
Focus Tier III	(405,119)	(188,045)	-
Focus Tier III with GMDB	-	-	-
Focus Tier IV	-	-	-
Focus Tier IV with GMDB	-	-	-
Focus Tier V	-	-	-
Focus Tier V with GMDB	-	-	-
Passport Group Tier I	-	-	-
Passport Group Tier II	(61)	(58,105)	-
Spinnaker & Mainsail	-	-	(87,742)
Spinnaker Advisor	-	-	-
Spinnaker Choice	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-
Spinnaker Choice with EEB	-	-	-
Spinnaker Choice with GMDB	-	-	-
Spinnaker with EEB	-	-	-
Spinnaker with EEB & GMDB	-	-	-
Spinnaker with GMDB	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Contract Maintenance Charges
Focus Tier I	$(38)	$(148)	$-
Focus Tier I with GMDB	-	(10)	-
Focus Tier II	-	-	-
Focus Tier II with GMDB	-	-	-
Focus Tier III	-	-	-
Focus Tier III with GMDB	-	-	-
Focus Tier IV	-	-	-
Focus Tier IV with GMDB	-	-	-
Focus Tier V	-	-	-
Focus Tier V with GMDB	-	-	-
Passport Group Tier I	-	-	-
Passport Group Tier II	-	-	-
Spinnaker & Mainsail	-	-	(180)
Spinnaker Advisor	-	-	-
Spinnaker Choice	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-
Spinnaker Choice with EEB	-	-	-
Spinnaker Choice with GMDB	-	-	-
Spinnaker with EEB	-	-	-
Spinnaker with EEB & GMDB	-	-	-
Spinnaker with GMDB	-	-	-
Increase (Decrease) from Contract Transactions	282,312	98,844	(78,813)
Total Increase (Decrease) in Net Assets	555,259	71,357	(86,253)
Net Assets at December 31, 2011	$4,564,928	$3,930,986	$229,309

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at December 31, 2011	$4,564,928	$3,930,986	$229,309
Increase in Net Assets from Operations
Net Investment Income (Loss)	65,357	15,538	(2,546)
Net Realized Gains (Losses)	86,929	536,987	38,271
Net Change in Unrealized Appreciation (Depreciation)	(29,747)	23,905	2,372
Net Increase (Decrease) in Net Assets Resulting from Operations	122,539	576,430	38,097
Contract Transactions
Contract Purchase Payments and Transfers In
Focus Tier I	67,914	44,311	-
Focus Tier I with GMDB	21,202	26,743	-
Focus Tier II	49,575	211,816	-
Focus Tier II with GMDB	2,296	2,506	-
Focus Tier III	258,367	464,418	-
Focus Tier III with GMDB	-	-	-
Focus Tier IV	191,720	191,884	-
Focus Tier IV with GMDB	-	-	-
Focus Tier V	-	-	-
Focus Tier V with GMDB	-	-	-
Passport Group Tier I	-	-	-
Passport Group Tier II	3,637	3,679	-
Spinnaker & Mainsail	-	-	2,607
Spinnaker Advisor	-	-	-
Spinnaker Choice	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-
Spinnaker Choice with EEB	-	-	-
Spinnaker Choice with GMDB	-	-	-
Spinnaker with EEB	-	-	-
Spinnaker with EEB & GMDB	-	-	-
Spinnaker with GMDB	-	-	-
Contract Terminations, Transfers Out
Focus Tier I	(129,588)	(212,574)	-
Focus Tier I with GMDB	(7,254)	(12,643)	-
Focus Tier II	(385,714)	(584,714)	-
Focus Tier II with GMDB	(49,880)	(57,288)	-
Focus Tier III	(167,530)	(181,203)	-
Focus Tier III with GMDB	(81,825)	-	-
Focus Tier IV	-	-	-
Focus Tier IV with GMDB	-	-	-
Focus Tier V	-	-	-
Focus Tier V with GMDB	-	-	-
Passport Group Tier I	-	-	-
Passport Group Tier II	(5,437)	(14,665)	-
Spinnaker & Mainsail	-	-	(75,091)
Spinnaker Advisor	-	-	-
Spinnaker Choice	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-
Spinnaker Choice with EEB	-	-	-
Spinnaker Choice with GMDB	-	-	-
Spinnaker with EEB	-	-	-
Spinnaker with EEB & GMDB	-	-	-
Spinnaker with GMDB	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2012

Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Contract Maintenance Charges
Focus Tier I	$-	$(92)	$-
Focus Tier I with GMDB	-	-	-
Focus Tier II	-	-	-
Focus Tier II with GMDB	-	-	-
Focus Tier III	-	-	-
Focus Tier III with GMDB	-	-	-
Focus Tier IV	-	-	-
Focus Tier IV with GMDB	-	-	-
Focus Tier V	-	-	-
Focus Tier V with GMDB	-	-	-
Passport Group Tier I	-	-	-
Passport Group Tier II	-	-	-
Spinnaker & Mainsail	-	-	(121)
Spinnaker Advisor	-	-	-
Spinnaker Choice	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-
Spinnaker Choice with EEB	-	-	-
Spinnaker Choice with GMDB	-	-	-
Spinnaker with EEB	-	-	-
Spinnaker with EEB & GMDB	-	-	-
Spinnaker with GMDB	-	-	-
Increase (Decrease) from Contract Transactions	(232,517)	(117,822)	(72,605)
Total Increase (Decrease) in Net Assets	(109,978)	458,608	(34,508)
Net Assets at December 31, 2012	$4,454,950	$4,389,594	$194,801

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account C (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century Inflation Protection II	VP Inflation Protection Class II Fund
American Century International	VP International Fund
American Century International II	VP International Class II Fund
American Century Large Company Value II	VP Large Company Value Class II Fund
American Century Ultra I	VP Ultra Class I Fund
American Century Ultra II	VP Ultra Class II Fund
American Century Value	VP Value Fund
BlackRock Variable Series Fund, Inc.
BlackRock Global Allocation III[9]	BlackRock Global Allocation V.I. Fund, Class III
BlackRock Global Opportunities III[7]	BlackRock Global Opportunities V.I. Fund, Class III
BlackRock Large Cap Value III[7]	BlackRock Large Cap Value V.I. Fund, Class III
Calvert Variable Series, Inc.
Calvert Barclays Aggregate Bond Index	Calvert VP Barclays Capital Aggregate Bond Index Portfolio
Calvert EAFE International Index F Class	Calvert VP EAFE International Index Portfolio — Class F
Calvert Nasdaq 100 Index	Calvert VP Nasdaq — 100 Index Portfolio
Calvert Russell 2000 Small Cap Index F Class	Calvert VP Russell 2000 Small Cap Index Portfolio — Class F
Calvert S&P MidCap 400 Index F Class	Calvert VP S&P MidCap 400 Index Portfolio — Class F
Calvert Social Balanced	Calvert VP Social Balanced Portfolio
Calvert Social Equity[7]	Calvert VP Social Equity Portfolio
Calvert Social Mid-Cap Growth[7]	Calvert VP Social Mid-Cap Growth Portfolio
Columbia Funds Variable Insurance Trust
Columbia Mid Cap Value Opportunity Class 1	Columbia Variable Portfolio Mid Cap Value Opportunity Fund
Class 1
Dreyfus Variable Investment Fund
Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares
Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares
Dreyfus Investment Portfolios
Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares
Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares
DWS Variable Series I and II
DWS Capital Growth VIP B	DWS Capital Growth VIP — Class B Shares
DWS Dreman Small Mid Cap Value B	DWS Dreman Small Mid Cap Value Fund — Class B Shares
DWS Global Income Builder VIP A5	DWS Global Income Builder VIP — Class A Shares
DWS Global Small Cap Growth B Share	DWS Global Small Cap Growth VIP — Class B Shares
DWS Global Thematic B Share	DWS Global Thematic VIP — Class B Shares
DWS International VIP A	DWS International VIP — Class A Shares
DWS Investments VIT Funds
DWS Small Cap Index A Share	DWS Small Cap Index VIP — Class A Shares
Federated Insurance Series
Federated High Income Bond	Federated High Income Bond Fund II
Federated Managed Volatility II	Federated Managed Volatility Fund II
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class
Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class
Fidelity Contrafund II	VIP Contrafund® Portfolio — Service Class 2
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Freedom Funds 2010 II	VIP Freedom Funds 2010 Portfolio — Service Class 2
Fidelity Freedom Funds 2015 II	VIP Freedom Funds 2015 Portfolio — Service Class 2
Fidelity Freedom Funds 2020 II	VIP Freedom Funds 2020 Portfolio — Service Class 2
Fidelity Freedom Funds 2025 II	VIP Freedom Funds 2025 Portfolio — Service Class 2
Fidelity Freedom Funds 2030 II	VIP Freedom Funds 2030 Portfolio — Service Class 2
Fidelity Freedom Funds 2035 II8	VIP Freedom 2035 Portfolio — Service Class 2
Fidelity Freedom Funds 2040 II8	VIP Freedom 2040 Portfolio — Service Class 2
Fidelity Freedom Funds 2045 II8	VIP Freedom 2045 Portfolio — Service Class 2
Fidelity Freedom Funds 2050 II	VIP Freedom 2050 Portfolio — Service Class 2
Fidelity Freedom Income Fund II	VIP Freedom Income Portfolio — Service Class 2
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Index 500	VIP Index 500 Portfolio — Initial Class
Fidelity Mid Cap Advisor II	VIP Mid Cap Portfolio — Service Class II
Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class
Fidelity Overseas II	VIP Overseas Portfolio — Service Class 2
Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2
Franklin Founding Allocation Fund Class II	Franklin Templeton VIP Founding Funds Allocation Fund — Class2
Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2
Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2
Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2
Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Financial Investors Variable Insurance Trust
Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio — Class I
Ibbotson Aggressive Growth Class II	Ibbotson Aggressive Growth ETF Asset Alloc. Portfolio — Class II
Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation Portfolio — Class I
Ibbotson Balanced Class II	Ibbotson Balanced ETF Asset Allocation Portfolio — Class II
Ibbotson Conservative Class I	Ibbotson Conservative ETF Asset Allocation Portfolio — Class I
Ibbotson Conservative Class II	Ibbotson Conservative ETF Asset Allocation Portfolio — Class II
Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation Portfolio — Class I
Ibbotson Growth Class II	Ibbotson Growth ETF Asset Allocation Portfolio — Class II
Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class I
Ibbotson Income and Growth Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class II
ING Investors Trust
ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio
ING VP Natural Resource Trust
ING Global Resources	ING VP Natural Resources Portfolio
AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)
Invesco Capital Appreciation I1	Invesco V.I. Capital Appreciation Fund (Series I shares)
Invesco Capital Appreciation II2	Invesco V.I. Capital Appreciation Fund (Series II shares)
Invesco Capital Development Series I3	Invesco V.I. Capital Development Fund (Series I shares)
Invesco Capital Development Series II4	Invesco V.I. Capital Development Fund (Series II shares)
Invesco Global Health Care	Invesco V.I. Global Health Care Fund (Series I shares)
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)
Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)
Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)
Invesco Small Cap Equity II	Invesco V.I. Small Cap Equity Fund (Series II shares)
Invesco Van Kampen American Franchise I1	Invesco Van Kampen V.I. American Franchise Fund (Series I Shares)
Invesco Van Kampen American Franchise II2	Invesco Van Kampen V.I. American Franchise Fund (Series II Shares)
Invesco Van Kampen Mid Cap Growth I3	Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares)
Invesco Van Kampen Mid Cap Growth II4	Invesco Van Kampen V.I. Mid Cap Growth Fund (Series II Shares)
JP Morgan Insurance Trust
JP Morgan Insurance Trust International Equity I	JP Morgan Insurance Trust International Equity Portfolio
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities	Mutual Shares Securities Fund — Class 2
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Class S	Neuberger Berman AMT Guardian Portfolio — Class S
Neuberger Berman AMT Mid Cap Growth Class S	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Neuberger Berman AMT Mid Cap Intrinsic Value	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio —
Class S6	Class S
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares
PIMCO Commodity Fund Admin	PIMCO CommodityRealReturn® Strategy Portfolio —
Administrative Class Shares
PIMCO Total Return Portfolio Advisor	PIMCO Total Return Portfolio — Advisor Class Shares

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2
Templeton Global Bond Securities II	Templeton Global Bond Securities Fund — Class 2
Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2
Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio
Wanger Advisors Trust
Wanger USA	Wanger USA
Retail Mutual Funds available to the public outside of variable annuity contracts:
American Funds (R4 Shares)
American Funds AMCAP[7]	American Funds AMCAP Fund
American Funds American Balanced[7]	American Funds American Balanced Fund
American Funds American High-Income Trust[7]	American Funds American High-Income Trust Fund
American Funds Capital World Bond[7]	American Funds Capital World Bond Fund
American Funds EuroPacific Growth[7]	American Funds EuroPacific Growth Fund
American Funds The Investment Company of America	American Funds The Investment Company of America
American Funds Washington Mutual Investors	American Funds Washington Mutual Investors Fund
Neuberger Berman Advisers Management Trust
Neuberger Berman Genesis Advisor	Neuberger Berman Genesis Fund — Advisor Class

  1  Invesco Capital Appreciation I was reorganized with Invesco Van Kampen American Franchise I on April 30, 2012.

  2  Invesco Capital Appreciation II was reorganized with Invesco Van Kampen American Franchise II on April 30, 2012.

  3  Invesco Capital Development I was reorganized with Invesco Van Kampen American Mid Cap Growth I on April 30, 2012.

  4  Invesco Capital Development II was reorganized with Invesco Van Kampen American Mid Cap Growth II on April 30, 2012.

  5  DWS Global Income Builder VIP A was known as DWS Balance VIP A prior to May 1, 2012.

  6  Neuberger Berman AMT Mid Cap Intrinsic Value Class S was known as Neuberger Berman AMT Regency Portfolio Class S prior to May 1, 2012.

  7  There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2012.

  8  There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2012.

  9  There was activity in the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2011 and December 31, 2012.

Symetra Separate Account C

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB") for certain products. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these expenses. These charges are included in net investment income (loss) in the accompanying Statements of Operations. Symetra Life also deducts annual contract maintenance charges which are reflected as a contract maintenance charge in the accompanying Statements of Changes in Net Assets. The table below describes the fees and expenses charged by product.

Annual Periodic Charges	Mortality and expense risk[1]	Asset-related administrative [1]	Optional (GMDB)	Optional (EEB)	Contract Maintenance
Spinnaker & Mainsail	1.25%	0.15%	0.20%	0.15%	$30
Spinnaker Advisor	1.25%	0.20%	Not Available	Not Available	$30
Spinnaker Choice	1.40%	0.15%	0.20%	0.15%	No Charge
Focus	1.10%	0.40%	0.10%	Not Available	$40
Retirement Passport	1.25%	No Charge	Not Available	Not Available	$30
Retirement Passport — Calvert sub accounts	1.25%	0.10%	Not Available	Not Available	$30
Retirement Passport — Vanguard sub accounts	1.25%	0.25%	Not Available	Not Available	$30

  1  As a percentage of average daily net assets of each sub-account deducted daily.

Symetra Separate Account C

Notes to Financial Statements

3.  EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

The Retirement Passport product may allow the owner of the policy to take a loan against their account value. A loan application charge of $50 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance at the time the loan is approved. An annual loan maintenance charge of $35 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance. These charges are reflected as transfers out in the accompanying Statements of Changes in Net Assets.

4.  INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2012. The table also summarizes underlying investment information for each sub-account as of December 31, 2012.

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Century Balanced	$1,653,149	$2,254,409	$9,432,037	$10,969,757	1,538,536	$7.13
American Century Inflation Protection II	3,275,084	2,002,984	7,473,786	7,816,584	649,756	12.03
American Century International	718,074	1,779,901	9,628,462	10,240,014	1,146,698	8.93
American Century International II	303	10	695	823	93	8.92
American Century Large Company Value II	87,421	105,469	365,391	432,243	40,358	10.71
American Century Ultra I	38,545	122,919	316,271	411,109	38,066	10.80
American Century Ultra II	231,582	274,998	145,979	146,751	13,779	10.65
American Century Value	498,291	1,076,636	3,418,324	4,110,212	630,400	6.52
American Funds AMCAP[1]	164	432	-	-	-	21.58
American Funds American Balanced[1]	10,528	207,285	-	-	-	20.37
American Funds American High-Income Trust[1]	59	146	-	-	-	11.36
American Funds Capital World Bond[1]	93	252	-	-	-	21.19
American Funds EuroPacific Growth[1]	691	6,711	-	-	-	40.48
American Funds The Investment Company of America	3,201	9,449	389	410	14	30.11
American Funds Washington Mutual Investors	2,599	7,774	307	335	11	31.10
BlackRock Global Opportunities III[1]	494	1,182	-	-	-	13.86
BlackRock Large Cap Value III[1]	324	5,927	-	-	-	10.66
Calvert Barclays Aggregate Bond Index	1,668,291	789,598	3,778,680	3,831,627	68,349	56.06
Calvert EAFE International Index F Class	55,720	29,458	168,974	167,387	2,287	73.19
Calvert Nasdaq 100 Index	647,617	122,147	681,103	650,579	19,976	32.57
Calvert Russell 2000 Small Cap Index F Class	192,985	194,963	920,655	1,081,949	17,261	62.68
Calvert S&P MidCap 400 Index F Class	167,134	174,393	406,684	437,203	5,749	76.04
Calvert Social Balanced	108,730	100,436	192,359	206,688	108,271	1.91
Calvert Social Equity[1]	405	7,520	-	-	-	21.37
Calvert Social Mid-Cap Growth[1]	555	7,497	-	-	-	32.66
Columbia Mid Cap Value Opportunity Class 1	400	34	2,359	2,740	231	11.91

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Dreyfus Appreciation	$317,860	$742,482	$3,486,455	$4,123,496	101,889	$40.47
Dreyfus MidCap Stock	716,203	2,304,092	9,593,460	13,008,215	829,605	15.68
Dreyfus Quality Bond	628,655	1,016,376	4,356,879	4,837,030	390,714	12.38
Dreyfus Socially Responsible	336,515	353,483	3,005,255	3,704,921	111,460	33.24
Dreyfus Stock Index	2,333,669	3,179,753	11,970,854	14,710,641	461,148	31.90
Dreyfus Technology Growth	399,235	1,189,454	2,392,116	3,201,246	231,304	13.84
DWS Capital Growth VIP B	364,678	538,877	1,785,606	2,113,563	99,274	21.29
DWS Dreman Small Mid Cap Value B	2,532	10,566	291	321	25	12.78
DWS Global Income Builder VIP A1	462,793	1,447,464	10,162,574	10,900,926	456,107	23.90
DWS Global Small Cap Growth B Share	29,606	53,595	103,262	106,199	7,856	13.52
DWS Global Thematic B Share	2,485	1,152	49,747	57,591	6,226	9.25
DWS International VIP A	139,536	549,400	4,037,929	3,033,203	381,056	7.96
DWS Small Cap Index A Share	51,799	57,834	344,014	383,874	28,310	13.56
Federated High Income Bond	378,512	544,002	2,637,946	3,011,313	419,988	7.17
Federated Managed Volatility II	121,923	301,928	950,934	1,064,602	111,361	9.56
Fidelity Asset Manager	29,300	109,226	314,106	351,187	23,150	15.17
Fidelity Contrafund	3,596,899	5,974,151	27,544,267	32,857,086	1,242,704	26.44
Fidelity Contrafund II	2,326	5,731	2,767	3,010	115	26.00
Fidelity Equity-Income	1,562,539	2,101,611	6,911,095	8,223,702	412,423	19.94
Fidelity Freedom Funds 2010 II	60,038	22,890	95,998	104,575	9,420	11.10
Fidelity Freedom Funds 2015 II	101,217	66,083	321,045	332,408	29,759	11.17
Fidelity Freedom Funds 2020 II	859,019	118,109	1,328,659	1,465,975	131,360	11.16
Fidelity Freedom Funds 2025 II	79,211	136,432	371,483	406,010	36,446	11.14
Fidelity Freedom Funds 2030 II	93,928	162,639	484,449	515,361	47,586	10.83
Fidelity Freedom Funds 2050 II	2,133	44	4,043	3,856	288	13.39
Fidelity Freedom Income Fund II	66,980	167,339	144,863	147,262	13,973	10.54
Fidelity Growth	898,808	2,373,875	10,544,229	12,987,058	308,848	42.05
Fidelity Growth & Income	931,938	1,728,254	5,799,701	6,993,207	479,317	14.59
Fidelity Growth Opportunities	116,956	557,749	2,459,066	3,181,609	145,947	21.80
Fidelity Index 500	119,007	113,312	709,223	813,615	5,615	144.92
Fidelity Mid Cap Advisor II	1,918,274	1,848,905	8,265,424	9,403,685	313,663	29.98
Fidelity Money Market Fund	140,574	445,836	615,142	615,142	615,142	1.00
Fidelity Overseas II	25,715	110,782	162,397	166,526	10,442	15.95
Fidelity VIP Money Market Service Class	7,355,792	7,932,583	13,249,908	13,249,908	13,249,908	1.00
Franklin Flex Cap Growth Securities	74,740	81,353	334,712	386,848	29,285	13.21
Franklin Founding Allocation Fund Class II	59,727	83,173	302,922	343,526	40,367	8.51
Franklin Income Securities Fund Class II	1,198,116	1,344,282	6,024,358	6,567,661	435,809	15.07
Franklin Small Cap Value Fund II	1,385,342	1,749,773	6,801,173	9,287,488	509,461	18.23
Franklin Small-Mid Cap Growth II	609,705	839,831	4,280,815	4,940,694	234,823	21.04
Franklin U.S. Government II	3,310,902	3,971,385	14,931,234	15,174,698	1,140,098	13.31
Ibbotson Aggressive Growth Class I	122,535	165,418	388,335	401,969	40,686	9.88
Ibbotson Aggressive Growth Class II	320,682	689,730	1,854,673	2,243,939	228,507	9.82
Ibbotson Balanced Class I	82,693	144,989	1,359,731	1,413,783	138,880	10.18
Ibbotson Balanced Class II	2,600,495	2,353,274	8,267,052	8,585,782	836,821	10.26
Ibbotson Conservative Class I	54,701	235,815	375,170	380,300	33,837	11.24
Ibbotson Conservative Class II	81,722	58,714	938,245	995,092	88,847	11.20
Ibbotson Growth Class I	310,416	225,938	724,018	716,490	75,580	9.48
Ibbotson Growth Class II	1,486,213	599,159	4,731,100	4,823,743	515,357	9.36
Ibbotson Income and Growth Class I	53,105	56,975	248,595	257,687	24,752	10.41

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Ibbotson Income and Growth Class II	$564,516	$532,769	$1,998,605	$2,066,925	191,204	$10.81
ING Global Resources	36,633	267,955	1,295,694	1,164,498	62,206	18.72
ING JP Morgan Emerging Markets Equity I	57,510	147,033	1,074,354	1,368,925	65,405	20.93
Invesco Capital Appreciation I1	185,715	5,329,138	-	-	-	-
Invesco Capital Appreciation II1	39,282	727,431	-	-	-	-
Invesco Capital Development Series I1	4,992	180,369	-	-	-	-
Invesco Capital Development Series II1	15,652	474,621	-	-	-	-
Invesco Global Health Care	17,518	65,123	293,219	428,920	20,424	21.00
Invesco Global Real Estate	398,233	1,183,010	5,269,128	7,648,482	494,409	15.47
Invesco International Growth I	187,317	405,375	1,702,041	1,900,420	63,283	30.03
Invesco International Growth II	2,398,772	2,014,563	10,720,006	12,591,224	424,234	29.68
Invesco Small Cap Equity II	99,406	129,374	262,843	287,763	15,716	18.31
Invesco Van Kampen American Franchise I1	5,108,315	602,316	4,491,321	4,473,380	123,303	36.28
Invesco Van Kampen American Franchise II1	802,799	143,836	677,617	826,739	23,255	35.55
Invesco Van Kampen Mid Cap Growth I1	124,788	14,186	114,945	163,226	41,639	3.92
Invesco Van Kampen Mid Cap Growth II1	500,845	149,622	385,367	506,706	129,594	3.91
JP Morgan Insurance Trust International Equity I	875,347	1,520,056	7,197,917	7,490,302	712,006	10.52
JP Morgan Insurance Trust Mid Cap Value I	943,108	1,275,123	5,462,204	6,881,320	842,267	8.17
JP Morgan Insurance Trust U.S. Equity I	248,297	645,317	2,403,772	2,939,634	166,647	17.64
Mutual Shares Securities	851,687	1,595,537	6,983,491	7,900,942	458,824	17.22
Neuberger Berman AMT Guardian Class S	15,237	41,106	70,933	77,209	3,805	20.29
Neuberger Berman AMT Mid Cap Growth Class S	181,990	114,471	555,970	688,411	22,795	30.20
Neuberger Berman AMT Mid Cap Intrinsic Value Class S1	45,057	33,101	35,844	31,021	2,310	13.43
Neuberger Berman Genesis Advisor	2,556	7,585	323	329	11	27.55
PIMCO All Asset Portfolio Advisor	353,514	346,311	932,533	964,349	84,002	11.48
PIMCO Commodity Fund Admin	1,202,253	778,743	5,185,269	4,541,088	636,899	7.13
PIMCO Total Return Portfolio Advisor	1,448,532	1,001,523	760,395	748,399	64,797	11.55
Pioneer Bond VCT Class I	620,480	611,938	4,107,345	4,269,642	371,597	11.49
Pioneer Emerging Markets VCT Class II	754,352	812,404	3,305,436	3,318,492	129,884	25.55
Pioneer Equity Income VCT Class II	2,351,889	1,764,002	6,827,474	7,522,758	348,275	21.60
Pioneer Fund VCT Class I	2,767,245	6,009,081	36,091,402	34,290,641	1,640,702	20.90
Pioneer Growth Opportunities VCT Class I	903,231	6,224,412	32,904,287	34,970,515	1,452,867	24.07
Pioneer High Yield VCT Class II	1,034,808	994,554	2,166,270	2,197,188	210,862	10.42
Pioneer Mid Cap Value VCT Class I	364,144	1,505,063	7,234,084	7,218,987	414,408	17.42
Pioneer Real Estate VCT Class II	1,149,018	1,242,168	3,202,880	4,101,048	205,772	19.93
Pioneer Strategic Income VCT Class II	2,867,815	1,665,909	9,437,996	9,683,441	901,625	10.74
Templeton Developing Markets II	438,648	989,876	3,743,630	4,510,649	429,584	10.50
Templeton Global Bond Securities II	2,588,232	2,130,810	11,511,162	12,189,247	626,052	19.47
Templeton Growth Securities II	779,709	1,060,567	6,151,770	6,706,692	560,292	11.97
Vanguard Balanced	260,944	209,570	778,870	884,812	42,744	20.70
Vanguard High Yield Bond	1,616,003	1,800,990	833,686	922,590	110,756	8.33

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Vanguard International	$391,964	$452,886	$1,723,610	$1,869,616	101,886	$18.35
Vanguard Mid-Cap Index	502,993	570,873	1,991,311	2,334,433	144,728	16.13
Vanguard REIT Index	215,846	223,558	872,314	1,026,709	84,713	12.12
Vanguard Total Bond Market Index	759,237	885,446	4,288,751	4,454,950	357,541	12.46
Vanguard Total Stock Market Index	1,289,908	1,117,955	4,097,072	4,389,594	173,366	25.32
Wanger USA	14,671	78,361	179,645	194,801	5,757	33.84

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

  2  Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2012, and 2011 were as follows:

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier I
DWS Small Cap Index A Share	511	(1,251)	(740)	2,221	(565)	1,656
Fidelity Index 500	-	(7,144)	(7,144)	13,845	(8,278)	5,567
Fidelity Money Market Fund	1,163	(9,797)	(8,634)	74,971	(75,985)	(1,014)
Ibbotson Aggressive Growth Class I	1,456	(11,420)	(9,964)	9,176	(22,430)	(13,254)
Ibbotson Balanced Class I	69	(2,254)	(2,185)	75,277	(59,376)	15,901
Ibbotson Conservative Class I	3,400	(207)	3,193	2,948	(7,188)	(4,240)
Ibbotson Growth Class I	3,490	(25)	3,465	1,629	(13,634)	(12,005)
Ibbotson Income and Growth Class I	91	(4)	87	-	(3)	(3)
Vanguard Balanced	7,970	(15,194)	(7,224)	9,626	(5,636)	3,990
Vanguard High Yield Bond	2,048	(3,489)	(1,441)	851	(1,726)	(875)
Vanguard International	1,774	(9,969)	(8,195)	9,237	(10,868)	(1,631)
Vanguard Mid-Cap Index	3,336	(11,859)	(8,523)	10,353	(11,813)	(1,460)
Vanguard REIT Index	679	(7,403)	(6,724)	12,264	(4,253)	8,011
Vanguard Total Bond Market Index	5,263	(10,031)	(4,768)	6,189	(8,542)	(2,353)
Vanguard Total Stock Market Index	4,773	(22,578)	(17,805)	16,235	(17,856)	(1,621)
Focus Tier I with GMDB
Fidelity Index 500	109	-	109	-	(1)	(1)
Fidelity Money Market Fund	-	(4)	(4)	7,395	(15,568)	(8,173)
Ibbotson Aggressive Growth Class I	-	(32)	(32)	811	-	811
Ibbotson Balanced Class I	-	(49)	(49)	1,390	-	1,390
Ibbotson Conservative Class I	-	(909)	(909)	1,859	(279)	1,580
Ibbotson Growth Class I	-	(27)	(27)	767	-	767
Ibbotson Income and Growth Class I	24	(78)	(54)	2,024	(23)	2,001
Vanguard Balanced	-	(63)	(63)	2,750	(144)	2,606
Vanguard High Yield Bond	157	(11)	146	1,301	(1,048)	253
Vanguard International	2,511	(562)	1,949	14	(3,217)	(3,203)
Vanguard Mid-Cap Index	2,687	(566)	2,121	1,539	(5,444)	(3,905)
Vanguard REIT Index	206	(148)	58	1,793	(808)	985
Vanguard Total Bond Market Index	1,656	(558)	1,098	93	(4,725)	(4,632)
Vanguard Total Stock Market Index	2,959	(1,331)	1,628	1,653	(6,549)	(4,896)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier II
DWS Small Cap Index A Share	1,170	(2,014)	(844)	4,698	(1,488)	3,210
Fidelity Index 500	6,349	(3,477)	2,872	15,076	(8,490)	6,586
Fidelity Money Market Fund	8,360	(1,346)	7,014	47,337	(48,037)	(700)
Ibbotson Aggressive Growth Class I	11,384	(4,073)	7,311	17,209	(34,530)	(17,321)
Ibbotson Balanced Class I	-	(2,297)	(2,297)	-	(13,154)	(13,154)
Ibbotson Conservative Class I	227	(10,790)	(10,563)	199	(1,630)	(1,431)
Ibbotson Growth Class I	135	(217)	(82)	15,734	(223)	15,511
Ibbotson Income and Growth Class I	1,945	(4,943)	(2,998)	156	(1,329)	(1,173)
Vanguard Balanced	12,951	(2,267)	10,684	9,836	(4,259)	5,577
Vanguard High Yield Bond	2,479	(15,705)	(13,226)	6,911	(12,081)	(5,170)
Vanguard International	10,186	(28,117)	(17,931)	8,613	(12,599)	(3,986)
Vanguard Mid-Cap Index	6,159	(22,901)	(16,742)	13,536	(29,458)	(15,922)
Vanguard REIT Index	5,572	(5,986)	(414)	8,967	(9,693)	(726)
Vanguard Total Bond Market Index	3,812	(29,713)	(25,901)	18,099	(35,717)	(17,618)
Vanguard Total Stock Market Index	21,827	(59,787)	(37,960)	15,244	(35,947)	(20,703)
Focus Tier II with GMDB
DWS Small Cap Index A Share	-	(164)	(164)	-	-	-
Fidelity Money Market Fund	-	(4,707)	(4,707)	-	-	-
Ibbotson Conservative Class I	-	(1,325)	(1,325)	-	(1,307)	(1,307)
Ibbotson Growth Class I	-	(22,642)	(22,642)	-	-	-
Vanguard High Yield Bond	-	(201)	(201)	917	(78)	839
Vanguard International	-	(3,010)	(3,010)	3,187	(309)	2,878
Vanguard Mid-Cap Index	-	(3,086)	(3,086)	5,191	(426)	4,765
Vanguard REIT Index	-	(238)	(238)	617	-	617
Vanguard Total Bond Market Index	181	(3,860)	(3,679)	4,714	(469)	4,245
Vanguard Total Stock Market Index	286	(6,131)	(5,845)	6,282	(765)	5,517
Focus Tier III
DWS Small Cap Index A Share	1,644	(1,086)	558	6,109	(4,557)	1,552
Fidelity Index 500	2,907	-	2,907	10,412	(695)	9,717
Fidelity Money Market Fund	-	(27,445)	(27,445)	89,013	(58,638)	30,375
Ibbotson Aggressive Growth Class I	-	(2,206)	(2,206)	23,479	(1,071)	22,408
Ibbotson Balanced Class I	-	-	-	65,881	(95,312)	(29,431)
Ibbotson Conservative Class I	-	-	-	6,792	(6,792)	-
Ibbotson Income and Growth Class I	1,705	-	1,705	-	-	-
Vanguard Balanced	-	-	-	86	(5,822)	(5,736)
Vanguard High Yield Bond	6,435	(4,663)	1,772	7,626	(13,343)	(5,717)
Vanguard International	18,158	(4,743)	13,415	20,065	(17,416)	2,649
Vanguard Mid-Cap Index	13,578	(16,676)	(3,098)	25,053	(9,428)	15,625
Vanguard REIT Index	4,597	(6,490)	(1,893)	11,190	(12,289)	(1,099)
Vanguard Total Bond Market Index	19,749	(12,725)	7,024	46,608	(32,274)	14,334
Vanguard Total Stock Market Index	47,009	(18,444)	28,565	39,894	(21,599)	18,295
Focus Tier III with GMDB
Fidelity Money Market Fund	4,359	-	4,359	-	(29,340)	(29,340)
Ibbotson Balanced Class I	-	(7,692)	(7,692)	7,692	-	7,692
Ibbotson Conservative Class I	-	(6,895)	(6,895)	6,895	-	6,895
Ibbotson Growth Class I	22,520	-	22,520	-	-	-
Vanguard High Yield Bond	-	(6,549)	(6,549)	6,549	-	6,549
Vanguard Total Bond Market Index	-	(6,260)	(6,260)	6,260	-	6,260

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier IV
DWS Small Cap Index A Share	743	-	743	3,962	-	3,962
Vanguard High Yield Bond	4,056	-	4,056	-	-	-
Vanguard International	7,413	-	7,413	15,410	-	15,410
Vanguard Mid-Cap Index	15,914	-	15,914	3,907	-	3,907
Vanguard REIT Index	5,203	-	5,203	3,615	-	3,615
Vanguard Total Bond Market Index	14,552	-	14,552	22,977	-	22,977
Vanguard Total Stock Market Index	19,512	-	19,512	18,422	-	18,422
Passport Group Tier II
American Century Inflation Protection II	505	(1,618)	(1,113)	229	(53)	176
American Century International II	30	-	30	13	-	13
American Funds AMCAP[1]	13	(36)	(23)	16	-	16
American Funds American Balanced[1]	790	(16,931)	(16,141)	3,659	(310)	3,349
American Funds American High-Income Trust[1]	4	(11)	(7)	323	(318)	5
American Funds Capital World Bond[1]	8	(22)	(14)	10	(63)	(53)
American Funds EuroPacific Growth[1]	71	(700)	(629)	756	(644)	112
American Funds The Investment Company of America	280	(846)	(566)	105	(11)	94
American Funds Washington Mutual Investors	208	(637)	(429)	68	(9)	59
BlackRock Global Allocation III[1]	-	-	-	352	(352)	-
BlackRock Global Opportunities III[1]	49	(122)	(73)	66	-	66
BlackRock Large Cap Value III[1]	29	(555)	(526)	1,122	(732)	390
Calvert Social Balanced	94	(832)	(738)	1,539	(1,314)	225
Calvert Social Equity[1]	33	(594)	(561)	555	(475)	80
Calvert Social Mid-Cap Growth	37	(501)	(464)	454	(369)	85
Columbia Mid Cap Value Opportunity Class 1	33	-	33	172	-	172
DWS Capital Growth VIP B	470	(1,425)	(955)	152	(18)	134
DWS Dreman Small Mid Cap Value B	207	(910)	(703)	661	(300)	361
Fidelity Contrafund II	191	(479)	(288)	158	(6)	152
Fidelity Freedom Funds 2025 II	751	-	751	722	-	722
Fidelity Freedom Funds 2050 II	149	-	149	154	-	154
Fidelity VIP Money Market Service Class	5,286	(4,146)	1,140	4,578	(4,089)	489
Franklin Income Securities Fund Class II	409	(8,620)	(8,211)	1,834	(60)	1,774
Franklin Small Cap Value Fund II	205	(612)	(407)	69	(7)	62
Franklin U.S. Government II	328	(1,354)	(1,026)	1,240	(806)	434
Mutual Shares Securities	406	(8,180)	(7,774)	1,824	(62)	1,762
Neuberger Berman AMT Mid Cap Growth Class S	144	(439)	(295)	47	(5)	42
Neuberger Berman Genesis Advisor	196	(595)	(399)	61	(7)	54
PIMCO All Asset Portfolio Advisor	154	-	154	266	-	266
PIMCO Total Return Portfolio Advisor	124,282	(87,690)	36,592	7,371	(3,565)	3,806
Templeton Developing Markets II	111	(334)	(223)	36	(4)	32
Templeton Global Bond Securities II	250	(759)	(509)	86	(9)	77
Vanguard Balanced	448	(164)	284	1,039	(3,529)	(2,490)
Vanguard High Yield Bond	108,587	(108,815)	(228)	226	(208)	18
Vanguard International	984	(2,848)	(1,864)	442	(989)	(547)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Passport Group Tier II (Continued)
Vanguard Mid-Cap Index	42	(308)	(266)	933	(575)	358
Vanguard REIT Index	235	(1,002)	(767)	945	(581)	364
Vanguard Total Bond Market Index	326	(486)	(160)	348	(6)	342
Vanguard Total Stock Market Index	299	(1,211)	(912)	1,385	(4,941)	(3,556)
Spinnaker & Mainsail
American Century Balanced	84,807	(117,287)	(32,480)	56,570	(115,759)	(59,189)
American Century Inflation Protection II	144,217	(115,985)	28,232	168,686	(126,337)	42,349
American Century International	57,645	(143,273)	(85,628)	74,195	(122,083)	(47,888)
American Century Large Company Value II	4,680	(6,387)	(1,707)	7,027	(7,728)	(701)
American Century Ultra I	2,719	(8,075)	(5,356)	3,273	(7,013)	(3,740)
American Century Ultra II	19,365	(23,114)	(3,749)	6,729	(1,224)	5,505
American Century Value	26,576	(61,883)	(35,307)	88,527	(85,704)	2,823
Calvert Balance Index	-	-	-	515	(16,459)	(15,944)
Calvert Barclays Aggregate Bond Index	121,681	(46,884)	74,797	89,249	(44,569)	44,680
Calvert EAFE International Index F Class	6,094	(1,025)	5,069	1,530	(283)	1,247
Calvert Nasdaq 100 Index	36,544	(3,460)	33,084	6,704	(7,435)	(731)
Calvert Russell 2000 Small Cap Index F Class	10,359	(11,816)	(1,457)	17,433	(12,652)	4,781
Calvert S&P MidCap 400 Index F Class	12,684	(14,181)	(1,497)	22,825	(11,492)	11,333
Calvert Social Balanced	7,018	(5,336)	1,682	17,378	(913)	16,465
Dreyfus Appreciation	12,038	(43,988)	(31,950)	16,260	(55,647)	(39,387)
Dreyfus MidCap Stock	33,916	(116,882)	(82,966)	65,978	(131,183)	(65,205)
Dreyfus Quality Bond	26,598	(45,959)	(19,361)	28,291	(53,335)	(25,044)
Dreyfus Socially Responsible	39,343	(35,126)	4,217	53,318	(64,320)	(11,002)
Dreyfus Stock Index	68,824	(154,536)	(85,712)	107,871	(142,199)	(34,328)
Dreyfus Technology Growth	59,166	(157,699)	(98,533)	117,279	(128,086)	(10,807)
DWS Capital Growth VIP B	33,474	(46,379)	(12,905)	48,158	(35,622)	12,536
DWS Global Income Builder VIP A1	10,801	(48,554)	(37,753)	14,218	(69,236)	(55,018)
DWS Global Small Cap Growth B Share	1,998	(5,537)	(3,539)	4,776	(2,532)	2,244
DWS Global Thematic B Share	252	(52)	200	1,072	(599)	473
DWS International VIP A	4,748	(31,943)	(27,195)	7,450	(41,312)	(33,862)
Federated High Income Bond	6,297	(18,760)	(12,463)	3,824	(19,548)	(15,724)
Federated Managed Volatility II	905	(15,272)	(14,367)	2,856	(19,307)	(16,451)
Fidelity Asset Manager	1,298	(4,628)	(3,330)	1,852	(2,693)	(841)
Fidelity Contrafund	142,335	(242,040)	(99,705)	176,442	(220,919)	(44,477)
Fidelity Equity-Income	45,254	(104,211)	(58,957)	57,148	(87,668)	(30,520)
Fidelity Freedom Funds 2010 II	400	(1,931)	(1,531)	202	(4,579)	(4,377)
Fidelity Freedom Funds 2015 II	7,166	(1,456)	5,710	20,435	(7,492)	12,943
Fidelity Freedom Funds 2020 II	73,456	(6,759)	66,697	6,327	(5,803)	524
Fidelity Freedom Funds 2025 II	5,695	(1,405)	4,290	12,946	(9,210)	3,736
Fidelity Freedom Funds 2030 II	8,007	(3,119)	4,888	14,740	(4,501)	10,239
Fidelity Freedom Income Fund II	5,362	(14,785)	(9,423)	10,899	(608)	10,291
Fidelity Growth	81,884	(197,870)	(115,986)	100,585	(234,009)	(133,424)
Fidelity Growth & Income	68,750	(134,768)	(66,018)	49,350	(96,336)	(46,986)
Fidelity Growth Opportunities	9,754	(49,307)	(39,553)	15,090	(47,547)	(32,457)
Fidelity Mid Cap Advisor II	58,386	(83,132)	(24,746)	95,384	(96,907)	(1,523)
Fidelity Overseas II	2,925	(14,872)	(11,947)	9,751	(1,769)	7,982
Fidelity VIP Money Market Service Class	493,684	(549,372)	(55,688)	933,219	(776,999)	156,220

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
Franklin Flex Cap Growth Securities	5,808	(5,540)	268	7,734	(3,310)	4,424
Franklin Founding Allocation Fund Class II	5,255	(8,105)	(2,850)	9,087	(5,671)	3,416
Franklin Income Securities Fund Class II	50,554	(67,177)	(16,623)	48,217	(79,200)	(30,983)
Franklin Small Cap Value Fund II	82,847	(94,243)	(11,396)	114,094	(78,652)	35,442
Franklin Small-Mid Cap Growth II	25,960	(79,986)	(54,026)	47,183	(107,718)	(60,535)
Franklin U.S. Government II	130,171	(126,467)	3,704	131,881	(191,290)	(59,409)
Ibbotson Aggressive Growth Class II	31,326	(69,664)	(38,338)	45,660	(38,619)	7,041
Ibbotson Balanced Class II	202,266	(210,323)	(8,057)	208,530	(50,664)	157,866
Ibbotson Conservative Class II	4,335	(4,028)	307	9,882	(2,512)	7,370
Ibbotson Growth Class II	109,916	(55,286)	54,630	101,916	(33,564)	68,352
Ibbotson Income and Growth Class II	39,114	(44,701)	(5,587)	40,805	(10,165)	30,640
ING Global Resources	516	(7,362)	(6,846)	1,058	(6,107)	(5,049)
ING JP Morgan Emerging Markets Equity I	1,037	(5,291)	(4,254)	2,067	(7,177)	(5,110)
Invesco Capital Appreciation I1	8,505	(577,837)	(569,332)	29,543	(53,600)	(24,057)
Invesco Capital Appreciation II1	3,848	(81,027)	(77,179)	13,209	(18,304)	(5,095)
Invesco Capital Development Series I1	170	(11,465)	(11,295)	548	(3,298)	(2,750)
Invesco Capital Development Series II1	1,587	(60,386)	(58,799)	9,699	(16,512)	(6,813)
Invesco Global Health Care	645	(3,118)	(2,473)	1,288	(9,851)	(8,563)
Invesco Global Real Estate	9,927	(32,039)	(22,112)	18,741	(60,009)	(41,268)
Invesco International Growth I	4,723	(12,108)	(7,385)	6,478	(14,202)	(7,724)
Invesco International Growth II	191,954	(128,253)	63,701	239,500	(124,216)	115,284
Invesco Small Cap Equity II	7,013	(2,659)	4,354	13,690	(4,304)	9,386
Invesco Van Kampen American Franchise I1	575,589	(59,864)	515,725	-	-	-
Invesco Van Kampen American Franchise II1	85,748	(9,792)	75,956	-	-	-
Invesco Van Kampen Mid Cap Growth I1	8,168	(757)	7,411	-	-	-
Invesco Van Kampen Mid Cap Growth II1	62,828	(14,079)	48,749	-	-	-
JP Morgan Insurance Trust International Equity I	38,919	(66,424)	(27,505)	62,133	(49,171)	12,962
JP Morgan Insurance Trust Mid Cap Value I	39,603	(46,676)	(7,073)	43,415	(41,608)	1,807
JP Morgan Insurance Trust U.S. Equity I	6,449	(18,612)	(12,163)	7,351	(17,623)	(10,272)
Mutual Shares Securities	49,786	(90,453)	(40,667)	64,509	(77,098)	(12,589)
Neuberger Berman AMT Guardian Class S	1,327	(3,379)	(2,052)	6,745	(5,673)	1,072
Neuberger Berman AMT Mid Cap Growth Class S	12,543	(8,685)	3,858	11,787	(10,363)	1,424
Neuberger Berman AMT Mid Cap Intrinsic Value Class S1	101	(567)	(466)	2,400	(2,908)	(508)
PIMCO All Asset Portfolio Advisor	18,184	(19,148)	(964)	16,968	(10,419)	6,549
PIMCO Commodity Fund Admin	73,774	(40,319)	33,455	67,802	(61,413)	6,389
Pioneer Bond VCT Class I	2,627	(11,949)	(9,322)	4,679	(16,718)	(12,039)
Pioneer Emerging Markets VCT Class II	35,316	(25,648)	9,668	36,660	(39,176)	(2,516)
Pioneer Equity Income VCT Class II	140,005	(95,452)	44,553	196,433	(98,367)	98,066
Pioneer Fund VCT Class I	18,005	(95,943)	(77,938)	21,360	(90,339)	(68,979)
Pioneer Growth Opportunities VCT Class I	15,333	(103,628)	(88,295)	18,897	(86,426)	(67,529)
Pioneer High Yield VCT Class II	53,680	(49,428)	4,252	53,715	(39,965)	13,750

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
Pioneer Mid Cap Value VCT Class I	11,150	(52,019)	(40,869)	10,717	(47,623)	(36,906)
Pioneer Money Market VCT Class I	-	-	-	5,044	(157,875)	(152,831)
Pioneer Real Estate VCT Class II	62,383	(56,022)	6,361	73,762	(64,447)	9,315
Pioneer Strategic Income VCT Class II	130,494	(75,620)	54,874	172,573	(51,477)	121,096
Templeton Developing Markets II	13,537	(35,053)	(21,516)	31,928	(51,562)	(19,634)
Templeton Global Bond Securities II	97,162	(94,685)	2,477	144,513	(58,479)	86,034
Templeton Growth Securities II	53,531	(76,671)	(23,140)	80,160	(58,651)	21,509
Wanger USA	53	(1,506)	(1,453)	185	(1,779)	(1,594)
Spinnaker Advisor
American Century Balanced	13,050	(27,546)	(14,496)	4,658	(25,283)	(20,625)
American Century Inflation Protection II	73,747	(22,325)	51,422	16,805	(26,838)	(10,033)
American Century International	7,021	(21,975)	(14,954)	4,419	(15,012)	(10,593)
American Century Large Company Value II	2,754	(2,537)	217	291	(2,824)	(2,533)
American Century Ultra I	-	(83)	(83)	-	(594)	(594)
American Century Ultra II	73	-	73	7	-	7
American Century Value	2,392	(9,200)	(6,808)	1,917	(5,571)	(3,654)
Calvert Balance Index	-	-	-	-	(428)	(428)
Calvert Barclays Aggregate Bond Index	7,471	(13,970)	(6,499)	12,224	(7,476)	4,748
Calvert EAFE International Index F Class	609	(2,682)	(2,073)	4,429	(375)	4,054
Calvert Nasdaq 100 Index	9,715	(5,203)	4,512	10,947	(8,625)	2,322
Calvert Russell 2000 Small Cap Index F Class	1,851	(4,969)	(3,118)	5,757	(860)	4,897
Calvert S&P MidCap 400 Index F Class	1,127	(390)	737	4,059	-	4,059
Calvert Social Balanced	2,493	(2,469)	24	443	(428)	15
Dreyfus Appreciation	961	(11,763)	(10,802)	2,130	(14,771)	(12,641)
Dreyfus MidCap Stock	10,784	(27,143)	(16,359)	5,978	(32,317)	(26,339)
Dreyfus Quality Bond	2,186	(10,449)	(8,263)	1,374	(15,942)	(14,568)
Dreyfus Socially Responsible	1,435	(4,805)	(3,370)	2,462	(17,145)	(14,683)
Dreyfus Stock Index	18,306	(38,204)	(19,898)	12,752	(68,743)	(55,991)
Dreyfus Technology Growth	19,629	(64,144)	(44,515)	4,658	(10,896)	(6,238)
DWS Capital Growth VIP B	800	(1,566)	(766)	1,393	(1,223)	170
DWS Global Income Builder VIP A1	2,873	(10,643)	(7,770)	2,516	(26,610)	(24,094)
DWS Global Small Cap Growth B Share	395	(392)	3	663	(457)	206
DWS International VIP A	448	(3,857)	(3,409)	656	(125)	531
Federated High Income Bond	272	(3,817)	(3,545)	253	(15,094)	(14,841)
Federated Managed Volatility II	-	(90)	(90)	11	(647)	(636)
Fidelity Asset Manager	145	(2,256)	(2,111)	-	(4,156)	(4,156)
Fidelity Contrafund	15,779	(33,882)	(18,103)	19,416	(24,878)	(5,462)
Fidelity Equity-Income	5,516	(22,274)	(16,758)	13,148	(17,052)	(3,904)
Fidelity Freedom Funds 2010 II	5,072	(112)	4,960	31	(2,919)	(2,888)
Fidelity Freedom Funds 2015 II	1,239	(4,359)	(3,120)	5,065	(672)	4,393
Fidelity Freedom Funds 2020 II	5,665	(3,094)	2,571	-	-	-
Fidelity Freedom Funds 2025 II	79	(11,073)	(10,994)	7,116	-	7,116
Fidelity Freedom Funds 2030 II	107	(12,695)	(12,588)	21,684	-	21,684
Fidelity Freedom Income Fund II	406	(14)	392	987	(497)	490
Fidelity Growth	25,016	(80,501)	(55,485)	9,283	(27,772)	(18,489)
Fidelity Growth & Income	2,563	(12,458)	(9,895)	3,010	(13,158)	(10,148)
Fidelity Growth Opportunities	539	(286)	253	1,045	(2,558)	(1,513)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
Fidelity Mid Cap Advisor II	14,153	(27,352)	(13,199)	11,815	(17,416)	(5,601)
Fidelity Overseas II	175	(12)	163	262	-	262
Fidelity VIP Money Market Service Class	198,762	(172,868)	25,894	292,490	(150,364)	142,126
Franklin Flex Cap Growth Securities	25	(17)	8	356	(518)	(162)
Franklin Income Securities Fund Class II	7,580	(16,812)	(9,232)	4,171	(8,585)	(4,414)
Franklin Small Cap Value Fund II	14,090	(24,970)	(10,880)	12,634	(16,706)	(4,072)
Franklin Small-Mid Cap Growth II	840	(2,941)	(2,101)	1,969	(13,489)	(11,520)
Franklin U.S. Government II	46,440	(104,090)	(57,650)	58,187	(93,131)	(34,944)
Ibbotson Aggressive Growth Class II	4	-	4	5	-	5
Ibbotson Balanced Class II	6,412	(6,776)	(364)	1,127	(1,460)	(333)
Ibbotson Conservative Class II	274	(127)	147	18,462	(1,251)	17,211
Ibbotson Growth Class II	321	(86)	235	369	(304)	65
Ibbotson Income and Growth Class II	6,273	(3,331)	2,942	3,314	(193)	3,121
ING Global Resources	332	(332)	-	32	(332)	(300)
Invesco Capital Appreciation I1	13,674	(38,965)	(25,291)	947	(1,511)	(564)
Invesco Capital Appreciation II1	28	(2,619)	(2,591)	272	(1,179)	(907)
Invesco Capital Development Series I1	120	(1,870)	(1,750)	352	-	352
Invesco Capital Development Series II1	10	(2,217)	(2,207)	30	(77)	(47)
Invesco Global Health Care	452	(466)	(14)	107	(649)	(542)
Invesco Global Real Estate	4,165	(10,241)	(6,076)	2,910	(7,567)	(4,657)
Invesco International Growth I	911	(3,024)	(2,113)	711	(933)	(222)
Invesco International Growth II	7,370	(34,088)	(26,718)	20,071	(22,162)	(2,091)
Invesco Small Cap Equity II	1,868	(8,347)	(6,479)	6,787	(549)	6,238
Invesco Van Kampen American Franchise I1	19,191	(7,354)	11,837	-	-	-
Invesco Van Kampen American Franchise II1	2,739	(90)	2,649	-	-	-
Invesco Van Kampen Mid Cap Growth I1	2,050	-	2,050	-	-	-
Invesco Van Kampen Mid Cap Growth II1	2,065	(156)	1,909	-	-	-
JP Morgan Insurance Trust International Equity I	4,251	(16,490)	(12,239)	5,031	(5,406)	(375)
JP Morgan Insurance Trust Mid Cap Value I	2,724	(10,487)	(7,763)	5,670	(4,903)	767
JP Morgan Insurance Trust U.S. Equity I	16,146	(48,105)	(31,959)	4,388	(27,553)	(23,165)
Mutual Shares Securities	1,579	(13,049)	(11,470)	884	(15,523)	(14,639)
Neuberger Berman AMT Guardian Class S	99	(530)	(431)	127	-	127
Neuberger Berman AMT Mid Cap Growth Class S	3,897	(299)	3,598	548	(356)	192
Neuberger Berman AMT Mid Cap Intrinsic Value Class S1	2,852	(2,735)	117	137	-	137
PIMCO All Asset Portfolio Advisor	4,341	(5,280)	(939)	10,289	(9,588)	701
PIMCO Commodity Fund Admin	6,502	(16,032)	(9,530)	15,272	(8,984)	6,288
Pioneer Bond VCT Class I	1,647	(6,581)	(4,934)	1,434	(16,982)	(15,548)
Pioneer Emerging Markets VCT Class II	3,389	(19,510)	(16,121)	3,626	(42,980)	(39,354)
Pioneer Equity Income VCT Class II	24,818	(37,827)	(13,009)	15,437	(12,793)	2,644
Pioneer Fund VCT Class I	1,397	(19,977)	(18,580)	3,073	(7,214)	(4,141)
Pioneer Growth Opportunities VCT Class I	7,512	(21,102)	(13,590)	4,401	(13,352)	(8,951)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
Pioneer High Yield VCT Class II	4,568	(15,253)	(10,685)	5,219	(5,272)	(53)
Pioneer Mid Cap Value VCT Class I	894	(10,476)	(9,582)	377	(1,842)	(1,465)
Pioneer Money Market VCT Class I	-	-	-	386	(52,618)	(52,232)
Pioneer Real Estate VCT Class II	30,629	(47,759)	(17,130)	8,499	(16,239)	(7,740)
Pioneer Strategic Income VCT Class II	30,347	(31,286)	(939)	36,586	(22,997)	13,589
Templeton Developing Markets II	3,540	(6,930)	(3,390)	2,460	(5,994)	(3,534)
Templeton Global Bond Securities II	9,487	(18,353)	(8,866)	34,803	(25,138)	9,665
Templeton Growth Securities II	1,207	(4,400)	(3,193)	1,170	(3,177)	(2,007)
Spinnaker Choice
American Century Balanced	36	(761)	(725)	63	(1,229)	(1,166)
American Century Inflation Protection II	196	(249)	(53)	163	(7,065)	(6,902)
American Century International	40	(675)	(635)	1,075	(441)	634
American Century Large Company Value II	-	-	-	-	(8,474)	(8,474)
American Century Value	-	(20)	(20)	31	(13)	18
Dreyfus Appreciation	-	-	-	-	(741)	(741)
Dreyfus MidCap Stock	24	(404)	(380)	130	(921)	(791)
Dreyfus Socially Responsible	50	(192)	(142)	123	(142)	(19)
Dreyfus Stock Index	18	(536)	(518)	148	(238)	(90)
Federated Managed Volatility II	-	(2)	(2)	-	(859)	(859)
Fidelity Contrafund	5,124	(6,897)	(1,773)	1,202	(3,655)	(2,453)
Fidelity Equity-Income	286	(989)	(703)	104	(4,455)	(4,351)
Fidelity Growth	19	(332)	(313)	41	(35)	6
Fidelity Growth & Income	12	(279)	(267)	35	(4)	31
Fidelity Mid Cap Advisor II	1,454	(1,526)	(72)	24	(1,025)	(1,001)
Fidelity VIP Money Market Service Class	4,359	(12,439)	(8,080)	16,971	(9,909)	7,062
Franklin Flex Cap Growth Securities	4	(13)	(9)	4	(11)	(7)
Franklin Income Securities Fund Class II	143	(1,422)	(1,279)	173	(4,362)	(4,189)
Franklin Small Cap Value Fund II	49	(567)	(518)	89	(294)	(205)
Franklin Small-Mid Cap Growth II	62	(427)	(365)	86	(1,524)	(1,438)
Franklin U.S. Government II	1,504	(1,769)	(265)	39,031	(80,195)	(41,164)
Invesco Capital Appreciation II1	-	(1,473)	(1,473)	15	(6)	9
Invesco Capital Development Series II1	-	(179)	(179)	-	(19)	(19)
Invesco Global Real Estate	8	(54)	(46)	49	(13)	36
Invesco International Growth I	2,211	(2,625)	(414)	82	(105)	(23)
Invesco International Growth II	111	(255)	(144)	295	(2,745)	(2,450)
Invesco Van Kampen American Franchise II1	4,134	(2,654)	1,480	-	-	-
Invesco Van Kampen Mid Cap Growth II1	483	(373)	110	-	-	-
JP Morgan Insurance Trust International Equity I	80	(116)	(36)	177	(334)	(157)
JP Morgan Insurance Trust Mid Cap Value I	191	(599)	(408)	935	(384)	551
Mutual Shares Securities	265	(1,309)	(1,044)	363	(1,967)	(1,604)
PIMCO All Asset Portfolio Advisor	-	(1)	(1)	-	-	-
PIMCO Commodity Fund Admin	388	(4,470)	(4,082)	13,052	(6,642)	6,410
Pioneer Emerging Markets VCT Class II	-	(151)	(151)	8	(783)	(775)
Pioneer Equity Income VCT Class II	14	(113)	(99)	86	(3,326)	(3,240)
Pioneer High Yield VCT Class II	3,000	(6,339)	(3,339)	6,660	(11,215)	(4,555)
Pioneer Real Estate VCT Class II	15	(327)	(312)	17	(2,514)	(2,497)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice (Continued)
Pioneer Strategic Income VCT Class II	3,194	(178)	3,016	2,107	(843)	1,264
Templeton Developing Markets II	125	(239)	(114)	18,933	(19,110)	(177)
Templeton Global Bond Securities II	86	(1,089)	(1,003)	29,301	(1,831)	27,470
Templeton Growth Securities II	-	(1,284)	(1,284)	-	(1,236)	(1,236)
Spinnaker Choice with GMDB
American Century Ultra I	2	-	2	2	(1)	1
Dreyfus Stock Index	-	(485)	(485)	8	(20)	(12)
Fidelity Contrafund	-	(296)	(296)	5	(10)	(5)
Fidelity Growth	4	(1)	3	4	-	4
Franklin Flex Cap Growth Securities	20	(355)	(335)	7	(12)	(5)
Franklin Income Securities Fund Class II	17	(442)	(425)	17	(628)	(611)
Invesco Capital Appreciation II1	1	(281)	(280)	10	(5)	5
Invesco Global Real Estate	1	-	1	1	-	1
Invesco International Growth II	2	-	2	2	(1)	1
Invesco Van Kampen American Franchise II1	1,027	(1,027)	-	-	-	-
Mutual Shares Securities	-	-	-	-	(564)	(564)
PIMCO Commodity Fund Admin	31	(262)	(231)	6	(13)	(7)
Templeton Developing Markets II	12	(152)	(140)	23	(4)	19
Templeton Global Bond Securities II	1	(2)	(1)	-	-	-
Templeton Growth Securities II	-	-	-	-	(559)	(559)
Spinnaker with EEB
Fidelity VIP Money Market Service Class	-	(5)	(5)	-	(6)	(6)
Invesco Capital Development Series II1	-	(311)	(311)	-	-	-
Invesco Van Kampen Mid Cap Growth II1	967	(656)	311	-	-	-
Spinnaker with GMDB
American Century International	2	-	2	2	-	2
American Century Large Company Value II	3	-	3	4	-	4
Dreyfus Stock Index	47	(99)	(52)	55	(8)	47
Federated High Income Bond	-	(2)	(2)	-	(1)	(1)
Fidelity Contrafund	2	(4)	(2)	2	(3)	(1)
Fidelity Equity-Income	5	-	5	5	-	5
Fidelity Growth	-	-	-	-	(405)	(405)
Fidelity Growth & Income	5	-	5	5	-	5
Fidelity Mid Cap Advisor II	7	-	7	7	-	7
Fidelity VIP Money Market Service Class	-	(3)	(3)	-	(106)	(106)
Franklin Income Securities Fund Class II	2	-	2	3	(2)	1
Franklin Small Cap Value Fund II	2	-	2	3	-	3
Invesco International Growth II	60	(122)	(62)	65	(4)	61
JP Morgan Insurance Trust Mid Cap Value I	3	-	3	4	-	4
Mutual Shares Securities	-	-	-	-	(238)	(238)
Pioneer Emerging Markets VCT Class II	2	-	2	2	-	2
Pioneer Equity Income VCT Class II	2	-	2	3	-	3
Templeton Growth Securities II	-	-	-	-	(96)	(96)

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2012.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Balanced
Spinnaker & Mainsail
2012	$15.133	606,674	$9,180,633	2.06%	1.40%	10.24%
2011	13.727	639,154	8,773,696	1.89%	1.40%	3.87%
2010	13.215	698,343	9,228,896	1.88%	1.40%	10.09%
2009	12.004	773,356	9,283,947	5.29%	1.40%	13.87%
2008	10.542	849,896	8,959,478	2.71%	1.40%	(21.44%)
Spinnaker Advisor
2012	12.995	134,605	1,749,187	2.03%	1.45%	10.19%
2011	11.793	149,101	1,758,484	1.89%	1.45%	3.81%
2010	11.360	169,726	1,928,085	1.84%	1.45%	10.03%
2009	10.324	207,465	2,141,948	5.30%	1.45%	13.81%
2008	9.071	258,636	2,346,031	2.65%	1.45%	(21.48%)
Spinnaker Choice
2012	13.910	2,352	32,717	2.00%	1.55%	10.08%
2011	12.636	3,077	38,885	1.85%	1.55%	3.72%
2010	12.183	4,243	51,697	1.85%	1.55%	9.92%
2009	11.084	5,130	56,864	5.06%	1.55%	13.71%
2008	9.748	6,257	60,994	2.86%	1.55%	(21.56%)
Spinnaker with EEB
2012	14.937	456	6,808	2.08%	1.55%	10.07%
2011	13.570	456	6,182	1.91%	1.55%	3.72%
2010	13.083	456	5,960	1.90%	1.55%	9.91%
2009	11.903	456	5,424	4.97%	1.55%	13.71%
2008	10.468	334	3,496	2.13%	1.55%	(21.56%)
Spinnaker with GMDB
2012	14.872	29	412	2.08%	1.60%	10.02%
2011	13.518	29	368	1.91%	1.60%	3.67%
2010	13.040	29	360	1.88%	1.60%	9.87%
2009	11.869	29	332	5.45%	1.60%	13.64%
2008	10.444	32	326	2.70%	1.60%	(21.59%)
American Century Inflation Protection II
Passport Group Tier II
2012	12.093	-	-	2.44%	1.25%	6.05%
2011	11.403	1,113	12,691	4.04%	1.25%	10.36%
2010	10.333	937	9,675	1.00%	1.25%	3.80%
2009	9.955	-	-	0.00%	1.25%	0.45%
Spinnaker & Mainsail
2012	13.721	415,398	5,699,837	2.45%	1.40%	5.89%
2011	12.958	387,166	5,016,259	4.08%	1.40%	10.20%
2010	11.759	344,817	4,054,137	1.67%	1.40%	3.64%
2009	11.346	313,107	3,552,041	1.81%	1.40%	8.71%
2008	10.437	287,847	3,003,933	4.68%	1.40%	(2.97%)
Spinnaker Advisor
2012	13.669	151,488	2,070,661	2.60%	1.45%	5.84%
2011	12.915	100,066	1,291,916	4.00%	1.45%	10.14%
2010	11.726	110,099	1,290,614	1.68%	1.45%	3.59%
2009	11.320	103,955	1,176,390	1.77%	1.45%	8.67%
2008	10.417	102,959	1,072,338	4.85%	1.45%	(3.03%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Inflation Protection II (Continued)
Spinnaker Choice
2012	$13.564	3,398	$46,086	2.41%	1.55%	5.73%
2011	12.829	3,451	44,265	3.58%	1.55%	10.03%
2010	11.660	10,353	120,702	1.65%	1.55%	3.49%
2009	11.267	5,207	58,657	1.75%	1.55%	8.56%
2008	10.379	5,226	54,238	4.73%	1.55%	(3.12%)
American Century International
Spinnaker & Mainsail
2012	11.116	832,335	9,252,393	0.85%	1.40%	19.48%
2011	9.304	917,963	8,541,282	1.40%	1.40%	(13.27%)
2010	10.727	965,851	10,361,070	2.35%	1.40%	11.72%
2009	9.602	1,078,617	10,356,957	2.05%	1.40%	31.91%
2008	7.279	1,164,670	8,478,208	0.83%	1.40%	(45.59%)
Spinnaker Advisor
2012	8.965	100,627	902,120	0.84%	1.45%	19.41%
2011	7.508	115,581	867,753	1.43%	1.45%	(13.30%)
2010	8.660	126,174	1,092,681	2.33%	1.45%	11.67%
2009	7.755	137,958	1,069,940	2.16%	1.45%	31.84%
2008	5.882	155,256	913,298	0.79%	1.45%	(45.62%)
Spinnaker Choice
2012	14.748	5,046	74,417	0.87%	1.55%	19.29%
2011	12.363	5,681	70,230	1.38%	1.55%	(13.39%)
2010	14.275	5,047	72,038	2.55%	1.55%	11.56%
2009	12.796	2,797	35,794	2.14%	1.55%	31.70%
2008	9.716	4,743	46,086	0.67%	1.55%	(45.67%)
Spinnaker with EEB
2012	10.972	999	10,962	0.83%	1.55%	19.29%
2011	9.198	999	9,191	1.39%	1.55%	(13.39%)
2010	10.620	999	10,611	2.28%	1.55%	11.55%
2009	9.520	999	9,509	1.68%	1.55%	31.71%
2008	7.228	687	4,966	0.69%	1.55%	(45.68%)
Spinnaker with GMDB
2012	10.925	12	122	0.79%	1.60%	19.23%
2011	9.163	10	84	1.32%	1.60%	(13.43%)
2010	10.585	8	78	1.98%	1.60%	11.50%
2009	9.493	6	55	3.53%	1.60%	31.63%
2008	7.212	37	267	0.78%	1.60%	(45.70%)
American Century International II
Passport Group Tier II
2012	11.480	72	823	0.54%	1.25%	19.51%
2011	9.606	42	406	1.12%	1.25%	(13.28%)
2010	11.077	29	322	0.00%	1.25%	11.73%
2009	9.914	-	-	0.00%	1.25%	0.86%
American Century Large Company Value II
Spinnaker & Mainsail
2012	11.376	27,095	308,241	1.71%	1.40%	14.75%
2011	9.914	28,802	285,537	1.48%	1.40%	(0.55%)
2010	9.969	29,503	294,104	1.41%	1.40%	9.26%
2009	9.124	29,480	268,979	4.42%	1.40%	18.25%
2008	7.716	19,804	152,810	2.18%	1.40%	(38.29%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Large Company Value II (Continued)
Spinnaker Advisor
2012	$11.333	10,898	$123,502	1.69%	1.45%	14.69%
2011	9.881	10,681	105,544	1.44%	1.45%	(0.59%)
2010	9.940	13,214	131,357	1.38%	1.45%	9.19%
2009	9.103	12,930	117,700	5.93%	1.45%	18.19%
2008	7.702	23,911	184,164	2.36%	1.45%	(38.32%)
Spinnaker with GMDB
2012	11.203	48	500	1.74%	1.60%	14.53%
2011	9.782	45	400	1.49%	1.60%	(0.75%)
2010	9.856	41	375	0.97%	1.60%	9.04%
2009	9.039	134	1,184	5.06%	1.60%	18.00%
2008	7.660	129	972	2.11%	1.60%	(38.41%)
American Century Ultra I
Spinnaker & Mainsail
2012	14.514	25,175	365,398	0.00%	1.40%	12.34%
2011	12.920	30,531	394,487	0.00%	1.40%	(0.34%)
2010	12.964	34,271	444,309	0.51%	1.40%	14.47%
2009	11.325	33,967	384,689	0.28%	1.40%	32.61%
2008	8.540	32,973	281,597	0.00%	1.40%	(42.30%)
Spinnaker Advisor
2012	14.444	2,352	33,980	0.00%	1.45%	12.28%
2011	12.864	2,435	31,320	0.00%	1.45%	(0.39%)
2010	12.914	3,029	39,110	0.49%	1.45%	14.41%
2009	11.287	3,028	34,181	0.28%	1.45%	32.54%
2008	8.516	3,030	25,804	0.00%	1.45%	(42.32%)
Spinnaker Choice
2012	11.822	187	2,211	0.00%	1.55%	12.16%
2011	10.540	187	1,971	0.00%	1.55%	(0.48%)
2010	10.591	187	1,971	0.50%	1.55%	14.30%
2009	9.266	187	1,728	0.28%	1.55%	32.41%
2008	6.998	138	1,307	0.00%	1.55%	(42.38%)
Spinnaker Choice with GMDB
2012	11.619	578	6,721	0.00%	1.75%	11.95%
2011	10.379	576	5,983	0.00%	1.75%	(0.69%)
2010	10.451	575	6,006	0.50%	1.75%	14.07%
2009	9.162	571	5,230	0.28%	1.75%	32.15%
2008	6.933	567	3,924	0.00%	1.75%	(42.50%)
Spinnaker with EEB
2012	14.327	195	2,799	0.00%	1.55%	12.18%
2011	12.772	195	2,495	0.00%	1.55%	(0.49%)
2010	12.835	195	2,505	0.50%	1.55%	14.30%
2009	11.229	195	2,188	0.24%	1.55%	32.42%
2008	8.480	138	1,164	0.00%	1.55%	(42.38%)
American Century Ultra II
Spinnaker & Mainsail
2012	11.791	11,849	139,707	0.00%	1.40%	12.20%
2011	10.509	15,598	163,897	0.00%	1.40%	(0.54%)
2010	10.566	10,093	106,621	0.38%	1.40%	14.21%
2009	9.251	11,801	109,160	0.17%	1.40%	32.65%
2008	6.974	10,560	73,634	0.00%	1.40%	(42.46%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Ultra II (Continued)
Spinnaker Advisor
2012	$11.757	599	$7,044	0.00%	1.45%	12.14%
2011	10.484	526	5,536	0.00%	1.45%	(0.59%)
2010	10.546	519	5,489	0.35%	1.45%	14.16%
2009	9.238	510	4,719	0.17%	1.45%	32.58%
2008	6.968	498	3,473	0.00%	1.45%	(42.48%)
American Century Value
Spinnaker & Mainsail
2012	15.187	253,833	3,854,866	1.92%	1.40%	12.98%
2011	13.442	289,140	3,886,739	2.02%	1.40%	(0.39%)
2010	13.494	286,317	3,863,739	2.21%	1.40%	11.84%
2009	12.065	294,076	3,548,099	5.49%	1.40%	18.20%
2008	10.207	278,747	2,845,379	2.46%	1.40%	(27.80%)
Spinnaker Advisor
2012	15.106	15,987	241,493	1.85%	1.45%	12.93%
2011	13.377	22,795	304,943	2.01%	1.45%	(0.44%)
2010	13.436	26,449	355,379	2.22%	1.45%	11.79%
2009	12.019	26,662	320,448	5.36%	1.45%	18.15%
2008	10.173	23,087	234,883	2.56%	1.45%	(27.84%)
Spinnaker Choice
2012	13.139	1,054	13,853	1.93%	1.55%	12.81%
2011	11.647	1,074	12,508	2.04%	1.55%	(0.54%)
2010	11.710	1,056	12,362	2.23%	1.55%	11.68%
2009	10.485	1,047	10,982	5.51%	1.55%	18.02%
2008	8.884	922	8,193	2.15%	1.55%	(27.91%)
American Funds AMCAP[1]
Passport Group Tier II
2012	13.004	-	-	0.94%	1.25%	14.26%
2011	11.381	23	262	0.39%	1.25%	(0.90%)
2010	11.484	7	79	0.12%	1.25%	12.51%
2009	10.207	-	-	0.00%	1.25%	2.07%
American Funds American Balanced[1]
Passport Group Tier II
2012	12.910	-	-	1.63%	1.25%	12.72%
2011	11.453	16,141	184,867	2.22%	1.25%	2.52%
2010	11.172	12,792	142,906	1.59%	1.25%	11.61%
2009	10.010	-	-	0.00%	1.25%	0.10%
American Funds American High-Income Trust[1]
Passport Group Tier II
2012	13.196	-	-	7.68%	1.25%	13.11%
2011	11.667	7	85	6.18%	1.25%	0.69%
2010	11.587	2	26	4.12%	1.25%	13.52%
2009	10.207	-	-	0.00%	1.25%	2.07%
American Funds Capital World Bond[1]
Passport Group Tier II
2012	11.157	-	-	3.03%	1.25%	6.17%
2011	10.509	14	149	2.91%	1.25%	2.46%
2010	10.257	67	690	3.49%	1.25%	4.65%
2009	9.801	-	-	0.00%	1.25%	1.99%
American Funds EuroPacific Growth[1]
Passport Group Tier II
2012	10.726	-	-	0.00%	1.25%	17.74%
2011	9.110	629	5,720	1.66%	1.25%	(14.68%)
2010	10.678	517	5,517	1.74%	1.25%	8.03%
2009	9.884	-	-	0.00%	1.25%	1.16%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Funds The Investment Company of America
Passport Group Tier II
2012	$12.193	34	$410	1.72%	1.25%	14.17%
2011	10.680	600	6,413	2.10%	1.25%	(3.05%)
2010	11.016	506	5,556	1.89%	1.25%	9.45%
2009	10.065	-	-	0.00%	1.25%	0.65%
American Funds Washington Mutual Investors
Passport Group Tier II
2012	13.179	25	335	2.05%	1.25%	11.08%
2011	11.864	454	5,383	2.49%	1.25%	5.67%
2010	11.227	395	4,411	2.42%	1.25%	11.91%
2009	10.032	-	-	0.00%	1.25%	0.32%
BlackRock Global Opportunities III[1]
Passport Group Tier II
2012	10.683	-	-	0.00%	1.25%	12.86%
2011	9.466	73	694	1.72%	1.25%	(13.62%)
2010	10.958	7	70	1.02%	1.25%	9.56%
2009	10.002	-	-	0.00%	1.25%	0.02%
BlackRock Large Cap Value III[1]
Passport Group Tier II
2012	11.895	-	-	0.00%	1.25%	11.85%
2011	10.635	526	5,588	1.52%	1.25%	(2.32%)
2010	10.888	136	1,469	1.15%	1.25%	7.12%
2009	10.164	-	-	0.00%	1.25%	1.64%
Calvert Barclays Aggregate Bond Index
Spinnaker & Mainsail
2012	12.245	280,370	3,433,030	2.51%	1.40%	2.38%
2011	11.960	205,573	2,458,608	2.63%	1.40%	6.89%
2010	11.189	160,893	1,800,202	2.55%	1.40%	4.89%
2009	10.667	90,933	970,011	7.91%	1.40%	3.13%
2008	10.343	26,513	274,227	3.11%	1.40%	3.43%
Spinnaker Advisor
2012	12.216	32,629	398,597	1.94%	1.45%	2.33%
2011	11.938	39,128	467,129	2.43%	1.45%	6.84%
2010	11.174	34,380	384,185	2.60%	1.45%	4.84%
2009	10.658	14,176	151,118	9.24%	1.45%	3.08%
2008	10.340	1,457	15,072	2.52%	1.45%	3.40%
Calvert EAFE International Index F Class
Spinnaker & Mainsail
2012	7.724	8,777	67,798	5.55%	1.40%	15.42%
2011	6.692	3,708	24,839	2.16%	1.40%	(14.12%)
2010	7.792	2,461	19,202	0.74%	1.40%	5.03%
2009	7.419	3,160	23,478	1.42%	1.40%	25.72%
2008	5.901	23	137	0.00%	1.40%	(40.99%)
Spinnaker Advisor
2012	7.706	12,923	99,589	4.84%	1.45%	15.36%
2011	6.680	14,996	100,129	1.84%	1.45%	(14.15%)
2010	7.781	10,942	85,100	1.72%	1.45%	4.96%
2009	7.413	8,361	61,893	3.75%	1.45%	25.67%
2008	5.899	-	-	0.00%	1.45%	(41.01%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Calvert NASDAQ 100 Index
Spinnaker & Mainsail
2012	$13.166	42,594	$560,806	1.47%	1.40%	15.98%
2011	11.352	9,510	107,959	0.39%	1.40%	1.58%
2010	11.175	10,241	114,440	0.17%	1.40%	17.95%
2009	9.474	8,298	78,617	0.12%	1.40%	51.37%
2008	6.259	1,345	8,416	0.14%	1.40%	(37.41%)
Spinnaker Advisor
2012	13.136	6,834	89,773	0.53%	1.45%	15.92%
2011	11.332	2,322	26,308	0.10%	1.45%	1.54%
2010	11.160	-	-	0.00%	1.45%	17.90%
2009	9.466	802	7,603	0.10%	1.45%	51.29%
2008	6.257	-	-	0.00%	1.45%	(37.43%)
Calvert Russell 2000 Small Cap Index F Class
Spinnaker & Mainsail
2012	11.425	79,870	912,493	0.76%	1.40%	13.63%
2011	10.055	81,327	817,703	0.30%	1.40%	(6.39%)
2010	10.741	76,546	822,181	0.34%	1.40%	24.09%
2009	8.656	74,597	645,726	0.39%	1.40%	24.23%
2008	6.968	21,303	148,448	0.64%	1.40%	(30.32%)
Spinnaker Advisor
2012	11.398	14,867	169,456	0.70%	1.45%	13.57%
2011	10.036	17,985	180,518	0.31%	1.45%	(6.44%)
2010	10.727	13,088	140,415	0.33%	1.45%	24.03%
2009	8.649	16,421	142,036	0.41%	1.45%	24.16%
2008	6.966	3,327	23,183	0.36%	1.45%	(30.34%)
Calvert S&P MidCap 400 Index F Class
Spinnaker & Mainsail
2012	11.802	32,255	380,688	0.51%	1.40%	15.36%
2011	10.231	33,752	345,329	0.45%	1.40%	(3.82%)
2010	10.637	22,419	238,483	0.61%	1.40%	23.95%
2009	8.582	8,833	75,818	0.29%	1.40%	34.20%
2008	6.395	1,965	12,566	0.70%	1.40%	(36.05%)
Spinnaker Advisor
2012	11.775	4,800	56,515	0.65%	1.45%	15.31%
2011	10.212	4,063	41,478	0.51%	1.45%	(3.87%)
2010	10.623	4	44	0.68%	1.45%	23.88%
2009	8.575	-	-	0.00%	1.45%	34.13%
2008	6.393	-	-	0.00%	1.45%	(30.34%)
Calvert Social Balanced
Passport Group Tier II
2012	12.545	-	-	0.00%	1.35%	9.03%
2011	11.506	738	8,493	1.59%	1.35%	3.17%
2010	11.153	513	5,720	1.80%	1.35%	10.88%
2009	10.059	-	-	0.00%	1.35%	0.59%
Spinnaker & Mainsail
2012	11.366	18,146	206,253	1.28%	1.40%	8.96%
2011	10.431	16,464	171,744	1.37%	1.40%	(2.94%)
Spinnaker Advisor
2012	11.340	38	435	0.05%	1.45%	8.92%
2011	10.411	14	149	0.22%	1.45%	(2.98%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Calvert Social Equity[1]
Passport Group Tier II
2012	$13.085	-	$-	0.00%	1.35%	14.40%
2011	11.438	561	6,426	0.00%	1.35%	(2.66%)
2010	11.751	481	5,660	0.06%	1.35%	15.69%
2009	10.157	-	-	0.00%	1.35%	1.57%
Calvert Social Mid-Cap Growth[1]
Passport Group Tier II
2012	15.721	-	-	0.00%	1.35%	15.18%
2011	13.649	464	6,325	0.00%	1.35%	0.96%
2010	13.519	379	5,090	0.00%	1.35%	29.72%
2009	10.422	-	-	0.00%	1.35%	4.22%
Columbia Mid Cap Value Opportunity Class 1
Passport Group Tier II
2012	13.395	205	2,740	0.00%	1.25%	17.15%
2011	11.434	172	1,973	0.00%	1.25%	(17.17%)
Dreyfus Appreciation
Spinnaker & Mainsail
2012	12.472	283,270	3,532,816	3.65%	1.40%	8.90%
2011	11.453	315,220	3,610,545	1.66%	1.40%	7.50%
2010	10.654	354,607	3,778,258	2.18%	1.40%	13.72%
2009	9.369	380,664	3,566,623	2.60%	1.40%	20.86%
2008	7.752	414,103	3,210,400	2.05%	1.40%	(30.54%)
Spinnaker Advisor
2012	11.873	49,091	582,841	3.70%	1.45%	8.84%
2011	10.909	59,893	653,844	1.82%	1.45%	7.45%
2010	10.153	72,534	736,862	2.67%	1.45%	13.66%
2009	8.933	107,809	963,418	2.69%	1.45%	20.80%
2008	7.395	116,735	863,568	1.93%	1.45%	(30.56%)
Spinnaker Choice
2012	14.188	366	5,199	3.64%	1.55%	8.73%
2011	13.049	366	4,779	2.31%	1.55%	7.34%
2010	12.157	1,107	13,489	2.35%	1.55%	13.54%
2009	10.707	1,716	18,402	2.58%	1.55%	20.67%
2008	8.873	1,716	15,243	1.98%	1.55%	(30.63%)
Spinnaker with GMDB
2012	12.257	223	2,640	3.64%	1.60%	8.67%
2011	11.279	223	2,383	1.64%	1.60%	7.29%
2010	10.513	223	2,241	2.05%	1.60%	13.49%
2009	9.263	223	2,000	2.58%	1.60%	20.61%
2008	7.680	223	1,691	2.14%	1.60%	(30.67%)
Dreyfus Midcap Stock
Spinnaker & Mainsail
2012	16.046	637,915	10,235,892	0.46%	1.40%	18.01%
2011	13.597	720,881	9,802,488	0.51%	1.40%	(1.00%)
2010	13.734	786,086	10,796,883	1.00%	1.40%	25.32%
2009	10.959	886,723	9,717,469	1.42%	1.40%	33.63%
2008	8.201	947,581	7,771,281	0.96%	1.40%	(41.25%)
Spinnaker Advisor
2012	14.806	185,680	2,749,169	0.46%	1.45%	17.95%
2011	12.553	202,039	2,536,320	0.52%	1.45%	(1.05%)
2010	12.686	228,378	2,897,316	0.99%	1.45%	25.27%
2009	10.127	254,419	2,576,591	1.47%	1.45%	33.57%
2008	7.582	296,901	2,251,300	0.98%	1.45%	(41.28%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Midcap Stock (Continued)
Spinnaker Choice
2012	$14.729	1,544	$22,745	0.49%	1.55%	17.83%
2011	12.500	1,924	24,045	0.58%	1.55%	(1.15%)
2010	12.645	2,715	34,326	1.01%	1.55%	25.14%
2009	10.105	3,359	33,942	1.56%	1.55%	33.43%
2008	7.573	4,065	30,784	0.95%	1.55%	(41.34%)
Spinnaker with GMDB
2012	15.770	30	409	0.45%	1.60%	17.77%
2011	13.390	30	340	0.58%	1.60%	(1.20%)
2010	13.552	30	357	0.91%	1.60%	25.08%
2009	10.835	30	301	1.49%	1.60%	33.35%
2008	8.125	35	278	0.99%	1.60%	(41.37%)
Dreyfus Quality Bond
Spinnaker & Mainsail
2012	17.260	230,370	3,976,262	2.98%	1.40%	5.50%
2011	16.360	249,731	4,085,542	3.65%	1.40%	5.55%
2010	15.500	274,775	4,258,978	3.89%	1.40%	6.87%
2009	14.503	298,365	4,327,352	4.76%	1.40%	13.36%
2008	12.794	343,626	4,396,440	4.94%	1.40%	(5.52%)
Spinnaker Advisor
2012	16.652	51,690	860,768	2.99%	1.45%	5.45%
2011	15.791	59,953	946,759	3.66%	1.45%	5.49%
2010	14.969	74,521	1,115,507	3.90%	1.45%	6.81%
2009	14.014	85,399	1,196,759	4.78%	1.45%	13.31%
2008	12.368	113,613	1,405,205	4.93%	1.45%	(5.56%)
Dreyfus Socially Responsible
Spinnaker & Mainsail
2012	7.608	434,658	3,306,802	0.78%	1.40%	10.42%
2011	6.890	430,441	2,965,918	0.87%	1.40%	(0.51%)
2010	6.925	441,443	3,056,975	0.86%	1.40%	13.23%
2009	6.116	474,717	2,903,582	0.96%	1.40%	31.90%
2008	4.637	509,371	2,362,065	0.74%	1.40%	(35.34%)
Spinnaker Advisor
2012	7.142	53,070	379,020	0.81%	1.45%	10.37%
2011	6.471	56,440	365,263	0.93%	1.45%	(0.55%)
2010	6.507	71,123	462,818	0.85%	1.45%	13.17%
2009	5.750	71,740	412,528	0.95%	1.45%	31.82%
2008	4.362	56,124	244,814	0.76%	1.45%	(35.37%)
Spinnaker Choice
2012	12.846	1,487	19,099	0.80%	1.55%	10.26%
2011	11.651	1,629	18,963	0.88%	1.55%	(0.65%)
2010	11.727	1,648	19,324	0.84%	1.55%	13.04%
2009	10.374	1,709	17,729	0.93%	1.55%	31.70%
2008	7.877	1,525	12,018	0.49%	1.55%	(35.43%)
Dreyfus Stock Index
Spinnaker & Mainsail
2012	15.814	718,522	11,362,503	1.78%	1.40%	13.87%
2011	13.888	804,234	11,169,592	1.59%	1.40%	0.21%
2010	13.859	838,562	11,621,854	1.57%	1.40%	12.95%
2009	12.270	864,042	10,602,459	1.83%	1.40%	24.29%
2008	9.872	887,114	8,757,992	1.81%	1.40%	(38.20%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Stock Index (Continued)
Spinnaker Advisor
2012	$15.737	208,767	$3,285,456	1.78%	1.45%	13.81%
2011	13.828	228,665	3,162,104	1.54%	1.45%	0.16%
2010	13.806	284,656	3,930,044	1.57%	1.45%	12.89%
2009	12.230	290,567	3,553,621	1.87%	1.45%	24.24%
2008	9.844	307,102	3,023,293	1.72%	1.45%	(38.23%)
Spinnaker Choice
2012	12.868	3,892	50,081	1.79%	1.55%	13.69%
2011	11.318	4,410	49,905	1.59%	1.55%	0.05%
2010	11.312	4,500	50,897	1.45%	1.55%	12.78%
2009	10.030	7,881	79,039	1.77%	1.55%	24.10%
2008	8.082	11,746	94,931	1.76%	1.55%	(38.29%)
Spinnaker Choice with GMDB
2012	12.647	-	-	1.32%	1.75%	13.47%
2011	11.146	485	5,385	1.60%	1.75%	(0.14%)
2010	11.162	497	5,543	1.58%	1.75%	12.55%
2009	9.917	487	4,826	1.84%	1.75%	23.85%
2008	8.007	479	3,842	1.67%	1.75%	(38.41%)
Spinnaker with EEB
2012	15.609	637	9,937	1.81%	1.55%	13.69%
2011	13.729	637	8,729	1.60%	1.55%	0.06%
2010	13.721	637	8,719	1.58%	1.55%	12.78%
2009	12.166	637	7,721	1.89%	1.55%	24.10%
2008	9.803	441	4,304	1.97%	1.55%	(38.29%)
Spinnaker with GMDB
2012	15.542	172	2,664	1.89%	1.60%	13.64%
2011	13.677	224	3,022	1.66%	1.60%	0.01%
2010	13.675	177	2,353	1.56%	1.60%	12.72%
2009	12.132	182	2,162	1.90%	1.60%	24.05%
2008	9.780	125	1,215	1.95%	1.60%	(38.32%)
Dreyfus Technology Growth
Spinnaker & Mainsail
2012	5.399	462,043	2,494,788	0.00%	1.40%	14.00%
2011	4.736	560,576	2,654,981	0.00%	1.40%	(9.06%)
2010	5.208	571,383	2,975,800	0.00%	1.40%	28.12%
2009	4.065	586,599	2,384,397	0.45%	1.40%	55.51%
2008	2.614	676,538	1,768,722	0.00%	1.40%	(42.01%)
Spinnaker Advisor
2012	4.885	144,612	706,458	0.00%	1.45%	13.95%
2011	4.287	189,127	810,813	0.00%	1.45%	(9.12%)
2010	4.717	195,365	921,468	0.00%	1.45%	28.07%
2009	3.683	195,329	719,415	0.40%	1.45%	55.40%
2008	2.370	162,127	384,254	0.00%	1.45%	(42.03%)
DWS Capital Growth VIP B
Passport Group Tier II
2012	12.558	58	726	1.08%	1.25%	14.17%
2011	10.999	1,013	11,132	0.41%	1.25%	(5.94%)
2010	11.693	879	10,270	0.03%	1.25%	14.89%
2009	10.178	-	-	0.00%	1.25%	1.78%
Spinnaker & Mainsail
2012	10.361	188,869	1,956,861	0.52%	1.40%	14.01%
2011	9.088	201,774	1,833,818	0.41%	1.40%	(6.09%)
2010	9.677	189,238	1,831,202	0.57%	1.40%	14.72%
2009	8.435	158,352	1,335,761	0.82%	1.40%	24.72%
2008	6.763	66,500	449,743	0.00%	1.40%	(32.37%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DWS Capital Growth VIP B (Continued)
Spinnaker Advisor
2012	$10.337	15,089	$155,976	0.52%	1.45%	13.94%
2011	9.072	15,855	143,838	0.41%	1.45%	(6.13%)
2010	9.664	15,685	151,580	0.68%	1.45%	14.67%
2009	8.428	21,689	182,803	0.08%	1.45%	24.66%
2008	6.761	635	4,294	0.00%	1.45%	(32.39%)
DWS Dreman Small Mid Cap Value B
Passport Group Tier II
2012	13.030	25	321	1.70%	1.25%	11.97%
2011	11.637	728	8,478	0.72%	1.25%	(7.49%)
2010	12.579	367	4,613	0.04%	1.25%	21.14%
2009	10.384	-	-	0.00%	1.25%	3.84%
DWS Global Income Builder VIP A1
Spinnaker & Mainsail
2012	25.507	388,420	9,907,434	1.56%	1.40%	11.40%
2011	22.896	426,173	9,757,874	1.60%	1.40%	(2.79%)
2010	23.553	481,191	11,333,977	3.16%	1.40%	9.68%
2009	21.475	526,299	11,302,343	3.80%	1.40%	21.72%
2008	17.643	604,845	10,671,728	4.11%	1.40%	(28.34%)
Spinnaker Advisor
2012	10.608	93,658	993,492	1.59%	1.45%	11.35%
2011	9.527	101,428	966,293	1.62%	1.45%	(2.84%)
2010	9.805	125,522	1,230,782	3.20%	1.45%	9.63%
2009	8.944	135,687	1,213,625	4.23%	1.45%	21.65%
2008	7.352	180,353	1,325,993	3.97%	1.45%	(28.38%)
DWS Global Small Cap Growth B Share
Spinnaker & Mainsail
2012	9.650	10,002	96,523	0.52%	1.40%	13.41%
2011	8.509	13,541	115,232	1.42%	1.40%	(11.34%)
2010	9.597	11,297	108,425	0.07%	1.40%	24.64%
2009	7.700	5,398	41,569	0.58%	1.40%	45.61%
2008	5.288	6	33	0.00%	1.40%	(47.12%)
Spinnaker Advisor
2012	9.628	1,005	9,676	0.40%	1.45%	13.35%
2011	8.494	1,002	8,497	1.51%	1.45%	(11.37%)
2010	9.584	796	7,617	0.05%	1.45%	24.56%
2009	7.694	2,032	15,627	0.00%	1.45%	45.53%
2008	5.287	-	-	0.00%	1.45%	(47.13%)
DWS Global Thematic B Share
Spinnaker & Mainsail
2012	8.237	6,992	57,591	1.04%	1.40%	16.52%
2011	7.069	6,792	48,011	0.24%	1.40%	(15.86%)
2010	8.401	6,319	53,088	0.57%	1.40%	11.67%
2009	7.523	3,975	29,906	0.50%	1.40%	41.25%
2008	5.326	606	3,228	0.00%	1.40%	(46.74%)
DWS International VIP A
Spinnaker & Mainsail
2012	16.194	185,377	3,001,919	2.20%	1.40%	18.97%
2011	13.612	212,572	2,893,634	1.83%	1.40%	(17.83%)
2010	16.566	246,434	4,082,440	2.20%	1.40%	0.21%
2009	16.531	278,102	4,597,309	4.41%	1.40%	31.67%
2008	12.555	314,108	3,943,814	1.41%	1.40%	(48.94%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DWS International VIP A (Continued)
Spinnaker Advisor
2012	$7.593	4,120	$31,284	2.27%	1.45%	18.90%
2011	6.386	7,529	48,086	1.79%	1.45%	(17.86%)
2010	7.775	6,998	54,420	2.10%	1.45%	0.15%
2009	7.763	8,783	68,184	3.62%	1.45%	31.60%
2008	5.899	18,104	106,801	1.46%	1.45%	(48.96%)
DWS Small Cap Index A Share
Focus Tier I
2012	11.749	3,725	43,766	0.88%	1.35%	14.69%
2011	10.244	4,465	45,741	0.65%	1.35%	(5.69%)
2010	10.862	2,809	30,514	0.88%	1.35%	24.69%
2009	8.711	713	6,215	0.00%	1.35%	24.87%
2008	6.976	-	-	0.00%	1.35%	(30.24%)
Focus Tier I with GMDB
2012	11.694	4,256	49,770	0.88%	1.45%	14.58%
2011	10.206	4,259	43,470	0.87%	1.45%	(5.79%)
2010	10.833	4,261	46,156	0.76%	1.45%	24.57%
2009	8.696	-	-	0.00%	1.45%	24.75%
2008	6.971	-	-	0.00%	1.45%	(30.29%)
Focus Tier II
2012	11.776	6,221	73,262	0.89%	1.30%	14.74%
2011	10.263	7,065	72,505	0.70%	1.30%	(5.64%)
2010	10.877	3,855	41,929	1.21%	1.30%	24.76%
2009	8.718	5,148	44,877	1.21%	1.30%	24.94%
2008	6.978	1,958	13,666	0.00%	1.30%	(30.22%)
Focus Tier II with GMDB
2012	11.721	1,474	17,277	0.92%	1.40%	14.63%
2011	10.225	1,638	16,749	0.86%	1.40%	(5.74%)
2010	10.848	1,638	17,769	0.32%	1.40%	24.63%
2009	8.704	870	7,574	0.00%	1.40%	24.82%
2008	6.973	-	-	0.00%	1.40%	(30.27%)
Focus Tier III
2012	11.831	6,944	82,153	0.92%	1.20%	14.86%
2011	10.300	6,386	65,782	0.64%	1.20%	(5.56%)
2010	10.906	4,834	52,725	0.48%	1.20%	24.88%
2009	8.733	-	-	0.00%	1.20%	25.06%
2008	6.983	-	-	0.00%	1.20%	(30.22%)
Focus Tier IV
2012	11.887	9,897	117,646	0.85%	1.10%	14.98%
2011	10.338	9,154	94,632	0.86%	1.10%	(5.46%)
2010	10.935	5,192	56,779	0.00%	1.10%	25.01%
2009	8.747	-	-	0.00%	1.10%	25.19%
2008	6.987	-	-	0.00%	1.10%	(30.22%)
Federated High Income Bond
Spinnaker & Mainsail
2012	24.228	112,548	2,726,763	7.55%	1.40%	13.10%
2011	21.422	125,011	2,678,144	8.88%	1.40%	3.71%
2010	20.655	140,735	2,907,138	8.09%	1.40%	13.13%
2009	18.257	155,879	2,846,101	11.35%	1.40%	50.72%
2008	12.113	176,828	2,142,001	10.17%	1.40%	(27.02%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated High Income Bond (Continued)
Spinnaker Advisor
2012	$19.789	13,163	$260,472	8.15%	1.45%	13.04%
2011	17.506	16,708	292,649	9.18%	1.45%	3.66%
2010	16.888	31,549	532,956	8.11%	1.45%	13.08%
2009	14.935	34,396	513,827	11.99%	1.45%	50.66%
2008	9.913	45,687	453,020	10.82%	1.45%	(27.06%)
Spinnaker Choice
2012	17.418	973	16,949	7.35%	1.55%	12.93%
2011	15.424	973	15,007	8.62%	1.55%	3.56%
2010	14.894	973	14,493	7.88%	1.55%	12.96%
2009	13.185	973	12,831	10.97%	1.55%	50.50%
2008	8.761	2,632	23,069	9.72%	1.55%	(27.13%)
Spinnaker with GMDB
2012	23.811	299	7,129	7.37%	1.60%	12.88%
2011	21.095	301	6,342	8.64%	1.60%	3.50%
2010	20.382	302	6,157	7.84%	1.60%	12.91%
2009	18.051	-	-	0.00%	1.60%	50.43%
2008	12.000	-	-	0.00%	1.60%	(27.17%)
Federated Managed Volatility II
Spinnaker & Mainsail
2012	19.621	53,729	1,054,233	3.09%	1.40%	11.97%
2011	17.524	68,096	1,193,702	4.15%	1.40%	3.32%
2010	16.961	84,547	1,434,366	6.14%	1.40%	10.53%
2009	15.345	102,348	1,570,918	6.32%	1.40%	26.49%
2008	12.131	128,347	1,557,295	6.12%	1.40%	(21.49%)
Spinnaker Advisor
2012	11.679	511	5,963	3.07%	1.45%	11.91%
2011	10.436	601	6,279	5.74%	1.45%	3.27%
2010	10.106	1,237	12,499	11.42%	1.45%	10.47%
2009	9.148	5,069	46,375	6.30%	1.45%	26.44%
2008	7.235	5,967	43,163	6.01%	1.45%	(21.53%)
Spinnaker Choice
2012	16.776	263	4,406	2.92%	1.55%	11.80%
2011	15.005	265	3,973	5.85%	1.55%	3.16%
2010	14.545	1,124	16,347	6.40%	1.55%	10.36%
2009	13.179	1,838	24,229	6.03%	1.55%	26.31%
2008	10.434	1,848	19,274	5.68%	1.55%	(21.61%)
Fidelity Asset Manager
Spinnaker & Mainsail
2012	15.456	20,805	321,562	1.40%	1.40%	10.91%
2011	13.935	24,135	336,339	1.89%	1.40%	(3.91%)
2010	14.502	24,976	362,224	1.66%	1.40%	12.67%
2009	12.871	27,851	358,474	2.48%	1.40%	27.32%
2008	10.109	27,715	280,173	2.78%	1.40%	(29.71%)
Spinnaker Advisor
2012	15.381	1,926	29,625	0.83%	1.45%	10.85%
2011	13.875	4,037	56,015	1.17%	1.45%	(3.96%)
2010	14.447	8,193	118,368	1.67%	1.45%	12.62%
2009	12.828	9,158	117,479	2.35%	1.45%	27.25%
2008	10.081	11,889	119,853	2.68%	1.45%	(29.74%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Contrafund
Spinnaker & Mainsail
2012	$20.308	1,486,095	$30,179,429	1.34%	1.40%	14.79%
2011	17.691	1,585,800	28,054,719	1.02%	1.40%	(3.87%)
2010	18.404	1,630,277	30,005,216	1.25%	1.40%	15.59%
2009	15.922	1,687,798	26,874,394	1.44%	1.40%	33.82%
2008	11.898	1,673,409	19,910,794	0.99%	1.40%	(43.32%)
Spinnaker Advisor
2012	20.036	121,922	2,442,846	1.26%	1.45%	14.73%
2011	17.463	140,025	2,445,252	1.00%	1.45%	(3.92%)
2010	18.176	145,487	2,644,465	1.32%	1.45%	15.53%
2009	15.733	135,376	2,129,887	1.56%	1.45%	33.76%
2008	11.762	120,203	1,413,902	1.06%	1.45%	(43.35%)
Spinnaker Choice
2012	15.639	14,767	230,950	1.32%	1.55%	14.62%
2011	13.644	16,540	225,679	0.96%	1.55%	(4.02%)
2010	14.216	18,993	270,013	1.23%	1.55%	15.42%
2009	12.317	19,201	236,507	1.46%	1.55%	33.62%
2008	9.218	16,181	149,163	0.85%	1.55%	(43.40%)
Spinnaker Choice with GMDB
2012	15.370	-	-	0.00%	1.75%	14.39%
2011	13.437	296	3,977	1.04%	1.75%	(4.21%)
2010	14.028	301	4,202	1.29%	1.75%	15.19%
2009	12.178	301	3,650	1.45%	1.75%	33.36%
2008	9.132	298	2,715	1.04%	1.75%	(43.51%)
Spinnaker with GMDB
2012	19.959	193	3,861	1.38%	1.60%	14.57%
2011	17.421	195	3,382	1.03%	1.60%	(4.07%)
2010	18.160	196	3,553	1.29%	1.60%	15.35%
2009	15.743	197	3,087	1.33%	1.60%	33.56%
2008	11.787	243	2,854	1.06%	1.60%	(43.43%)
Fidelity Contrafund II
Passport Group Tier II
2012	12.950	232	3,010	0.71%	1.25%	14.69%
2011	11.291	520	5,874	0.94%	1.25%	(3.99%)
2010	11.760	368	4,314	1.51%	1.25%	15.48%
2009	10.184	-	-	0.00%	1.25%	1.84%
Fidelity Equity-Income
Spinnaker & Mainsail
2012	16.286	450,282	7,333,507	3.01%	1.40%	15.67%
2011	14.080	509,239	7,170,281	2.52%	1.40%	(0.42%)
2010	14.140	539,759	7,632,758	1.82%	1.40%	13.55%
2009	12.453	582,965	7,259,933	2.35%	1.40%	28.39%
2008	9.699	579,160	5,617,326	2.58%	1.40%	(43.45%)
Spinnaker Advisor
2012	16.208	52,780	855,442	2.55%	1.45%	15.61%
2011	14.019	69,538	974,874	2.35%	1.45%	(0.48%)
2010	14.086	73,442	1,034,563	1.87%	1.45%	13.49%
2009	12.412	75,810	940,964	2.32%	1.45%	28.34%
2008	9.671	74,860	724,024	2.25%	1.45%	(43.48%)
Spinnaker Choice
2012	12.754	2,331	29,729	2.90%	1.55%	15.50%
2011	11.042	3,034	33,505	1.45%	1.55%	(0.58%)
2010	11.106	7,385	82,019	2.41%	1.55%	13.37%
2009	9.796	4,708	46,121	2.21%	1.55%	28.20%
2008	7.641	5,300	40,494	2.56%	1.55%	(43.53%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Equity-Income (Continued)
Spinnaker with EEB
2012	$16.076	284	$4,573	3.21%	1.55%	15.50%
2011	13.919	284	3,962	2.58%	1.55%	(0.58%)
2010	14.000	284	3,954	1.88%	1.55%	13.38%
2009	12.348	284	3,495	2.60%	1.55%	28.21%
2008	9.631	192	1,844	3.56%	1.55%	(43.54%)
Spinnaker with GMDB
2012	16.006	35	451	3.48%	1.60%	15.44%
2011	13.865	30	319	2.80%	1.60%	(0.63%)
2010	13.953	25	272	1.74%	1.60%	13.32%
2009	12.313	19	205	2.41%	1.60%	28.14%
2008	9.609	17	162	3.22%	1.60%	(43.56%)
Fidelity Freedom Funds 2010 II
Spinnaker & Mainsail
2012	11.123	1,452	16,153	1.35%	1.40%	10.03%
2011	10.109	2,983	30,158	1.10%	1.40%	(1.81%)
2010	10.295	7,360	75,774	2.31%	1.40%	10.99%
2009	9.276	5,611	52,054	4.16%	1.40%	22.23%
2008	7.589	2,395	18,176	7.05%	1.40%	(24.11%)
Spinnaker Advisor
2012	11.097	7,968	88,422	1.73%	1.45%	9.98%
2011	10.090	3,008	30,352	1.06%	1.45%	(1.86%)
2010	10.281	5,896	60,621	2.12%	1.45%	10.92%
2009	9.269	5,109	47,358	4.27%	1.45%	22.17%
2008	7.587	4,090	31,029	2.90%	1.45%	(24.13%)
Fidelity Freedom Funds 2015 II
Spinnaker & Mainsail
2012	11.000	27,715	304,863	2.03%	1.40%	10.34%
2011	9.969	22,005	219,357	3.12%	1.40%	(1.89%)
2010	10.161	9,062	92,085	2.34%	1.40%	11.22%
2009	9.136	5,681	51,906	4.67%	1.40%	23.28%
2008	7.411	1,194	8,851	3.10%	1.40%	(25.89%)
Spinnaker Advisor
2012	10.974	2,510	27,545	1.49%	1.45%	10.29%
2011	9.950	5,630	56,022	3.17%	1.45%	(1.95%)
2010	10.148	1,237	12,549	1.61%	1.45%	11.16%
2009	9.129	1,559	14,229	4.16%	1.45%	23.23%
2008	7.408	1,008	7,470	3.23%	1.45%	(25.92%)
Fidelity Freedom Funds 2020 II
Spinnaker & Mainsail
2012	10.724	133,085	1,427,175	2.58%	1.40%	11.50%
2011	9.618	66,388	638,544	1.92%	1.40%	(2.61%)
2010	9.876	65,864	650,485	2.13%	1.40%	12.74%
2009	8.760	59,721	523,163	3.31%	1.40%	26.75%
2008	6.911	57,127	394,791	7.06%	1.40%	(30.89%)
Spinnaker Advisor
2012	10.699	3,627	38,800	1.42%	1.45%	11.44%
2011	9.601	1,056	10,130	1.95%	1.45%	(2.66%)
2010	9.863	1,056	10,410	2.04%	1.45%	12.68%
2009	8.753	1,056	9,240	3.07%	1.45%	26.71%
2008	6.908	-	-	0.00%	1.45%	(30.92%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Freedom Funds 2025 II
Passport Group Tier II
2012	$12.569	1,473	$18,508	2.17%	1.25%	13.37%
2011	11.087	722	8,002	3.40%	1.25%	(3.56%)
2010	11.496	-	-	0.00%	1.25%	14.04%
2009	10.081	-	-	0.00%	1.25%	0.81%
Spinnaker & Mainsail
2012	10.746	25,359	272,506	1.79%	1.40%	13.20%
2011	9.493	21,069	200,010	2.03%	1.40%	(3.70%)
2010	9.858	17,333	170,871	2.26%	1.40%	13.86%
2009	8.658	14,309	123,883	4.70%	1.40%	28.00%
2008	6.764	-	-	0.00%	1.40%	(32.36%)
Spinnaker Advisor
2012	10.721	10,726	114,996	1.00%	1.45%	13.14%
2011	9.476	21,720	205,816	2.02%	1.45%	(3.75%)
2010	9.845	14,604	143,776	2.07%	1.45%	13.82%
2009	8.650	14,314	123,826	3.60%	1.45%	27.92%
2008	6.762	3,160	21,368	2.64%	1.45%	(32.38%)
Fidelity Freedom Funds 2030 II
Spinnaker & Mainsail
2012	10.326	34,414	355,350	2.09%	1.40%	13.57%
2011	9.092	29,526	268,439	2.08%	1.40%	(4.17%)
2010	9.488	19,287	182,991	2.23%	1.40%	14.29%
2009	8.302	10,484	87,046	3.48%	1.40%	29.35%
2008	6.418	9,793	62,856	2.56%	1.40%	35.82%
Spinnaker Advisor
2012	10.302	15,532	160,011	1.40%	1.45%	13.52%
2011	9.075	28,120	255,187	2.42%	1.45%	(4.22%)
2010	9.475	6,436	60,983	1.89%	1.45%	14.23%
2009	8.295	5,910	49,024	2.45%	1.45%	29.29%
2008	6.416	-	-	0.00%	1.45%	(35.84%)
Fidelity Freedom Funds 2050 II
Passport Group Tier II
2012	12.716	303	3,856	2.64%	1.25%	15.92%
2011	10.970	154	1,693	3.19%	1.25%	(6.33%)
2010	11.711	-	-	0.00%	1.25%	15.85%
Fidelity Freedom Income Fund II
Spinnaker & Mainsail
2012	11.120	11,883	132,135	0.63%	1.40%	4.78%
2011	10.613	21,306	226,122	2.69%	1.40%	(0.02%)
2010	10.615	11,015	116,922	2.69%	1.40%	5.77%
2009	10.036	4,856	48,742	3.31%	1.40%	13.04%
2008	8.878	5,249	46,604	3.62%	1.40%	11.22%
Spinnaker Advisor
2012	11.094	1,363	15,127	1.40%	1.45%	4.72%
2011	10.594	971	10,287	2.92%	1.45%	(0.07%)
2010	10.601	481	5,095	1.12%	1.45%	5.71%
2009	10.028	383	3,839	6.48%	1.45%	12.99%
2008	8.875	-	-	0.00%	1.45%	(11.25%)
Fidelity Growth
Spinnaker & Mainsail
2012	7.984	1,443,160	11,521,879	0.59%	1.40%	13.09%
2011	7.060	1,559,146	11,007,498	0.36%	1.40%	(1.18%)
2010	7.144	1,692,570	12,093,068	0.28%	1.40%	22.43%
2009	5.835	1,877,698	10,956,116	0.45%	1.40%	26.52%
2008	4.612	2,057,295	9,489,015	0.82%	1.40%	(47.90%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth (Continued)
Spinnaker Advisor
2012	$7.535	192,548	$1,450,836	0.54%	1.45%	13.04%
2011	6.666	248,033	1,653,455	0.36%	1.45%	(1.24%)
2010	6.750	266,522	1,798,955	0.28%	1.45%	22.39%
2009	5.515	285,036	1,571,989	0.44%	1.45%	26.43%
2008	4.362	319,895	1,395,314	0.76%	1.45%	(47.93%)
Spinnaker Choice
2012	12.662	579	7,331	0.49%	1.55%	12.92%
2011	11.213	892	9,987	0.38%	1.55%	(1.34%)
2010	11.365	886	10,055	0.28%	1.55%	22.27%
2009	9.295	914	8,477	0.37%	1.55%	26.31%
2008	7.359	1,363	10,020	0.88%	1.55%	(47.98%)
Spinnaker Choice with GMDB
2012	12.444	563	7,012	0.61%	1.75%	12.70%
2011	11.042	560	6,162	0.38%	1.75%	(1.53%)
2010	11.214	556	6,220	0.29%	1.75%	22.02%
2009	9.190	549	5,040	0.47%	1.75%	26.06%
2008	7.290	548	3,995	0.79%	1.75%	(48.09%)
Fidelity Growth & Income
Spinnaker & Mainsail
2012	11.640	493,108	5,739,744	2.14%	1.40%	16.91%
2011	9.956	559,126	5,566,917	1.77%	1.40%	0.20%
2010	9.936	606,112	6,022,765	0.72%	1.40%	13.27%
2009	8.772	639,690	5,611,489	1.11%	1.40%	25.44%
2008	6.993	686,874	4,803,529	1.22%	1.40%	(42.52%)
Spinnaker Advisor
2012	11.190	111,958	1,252,811	2.22%	1.45%	16.85%
2011	9.576	121,853	1,166,917	1.75%	1.45%	0.15%
2010	9.562	132,001	1,262,216	0.70%	1.45%	13.21%
2009	8.446	150,163	1,268,253	1.04%	1.45%	25.39%
2008	6.736	179,092	1,206,454	1.14%	1.45%	(42.55%)
Spinnaker Choice
2012	13.052	21	279	0.35%	1.55%	16.74%
2011	11.180	288	3,218	1.93%	1.55%	0.04%
2010	11.175	257	2,874	0.15%	1.55%	13.11%
2009	9.880	2,941	29,061	1.06%	1.55%	25.25%
2008	7.888	3,753	29,601	1.45%	1.55%	(42.60%)
Spinnaker with GMDB
2012	11.440	37	373	2.49%	1.60%	16.69%
2011	9.804	32	267	1.99%	1.60%	(0.01%)
2010	9.805	27	225	0.73%	1.60%	13.05%
2009	8.673	20	168	1.59%	1.60%	25.19%
2008	6.928	13	91	2.11%	1.60%	(42.63%)
Fidelity Growth Opportunities
Spinnaker & Mainsail
2012	10.457	284,892	2,979,105	0.39%	1.40%	17.94%
2011	8.866	324,445	2,876,681	0.16%	1.40%	0.88%
2010	8.789	356,902	3,136,926	0.21%	1.40%	22.02%
2009	7.203	404,328	2,912,483	0.47%	1.40%	43.83%
2008	5.008	444,895	2,228,201	0.39%	1.40%	(55.65%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth Opportunities (Continued)
Spinnaker Advisor
2012	$9.279	21,823	$202,504	0.41%	1.45%	17.89%
2011	7.871	21,570	169,802	0.16%	1.45%	0.82%
2010	7.807	23,083	180,217	0.21%	1.45%	21.97%
2009	6.401	24,991	159,990	0.49%	1.45%	43.75%
2008	4.453	24,656	109,803	0.36%	1.45%	(55.67%)
Fidelity Index 500
Focus Tier I
2012	9.706	13,969	135,583	1.60%	1.35%	14.36%
2011	8.487	21,113	179,108	2.72%	1.35%	0.68%
2010	8.430	15,546	130,988	1.84%	1.35%	13.47%
2009	7.429	14,631	108,651	2.83%	1.35%	24.90%
2008	5.948	11,830	70,333	3.93%	1.35%	(37.84%)
Focus Tier I with GMDB
2012	9.652	1,516	14,640	2.24%	1.45%	14.25%
2011	8.448	1,407	11,842	2.02%	1.45%	0.57%
2010	8.400	1,408	11,712	4.47%	1.45%	13.36%
2009	7.410	-	-	0.66%	1.45%	24.79%
2008	5.938	19,718	117,079	2.53%	1.45%	(37.91%)
Focus Tier II
2012	9.733	28,076	273,260	2.52%	1.30%	14.41%
2011	8.507	25,204	214,408	1.94%	1.30%	0.72%
2010	8.446	18,618	157,222	2.10%	1.30%	13.54%
2009	7.439	10,756	79,995	2.83%	1.30%	24.98%
2008	5.952	7,137	42,455	2.63%	1.30%	(37.81%)
Focus Tier II with GMDB
2012	9.679	19,698	190,659	2.15%	1.40%	14.30%
2011	8.468	19,698	166,669	2.00%	1.40%	0.63%
2010	8.415	19,698	165,657	2.00%	1.40%	13.42%
2009	7.419	19,698	146,100	0.00%	1.40%	24.84%
2008	5.943	-	-	0.00%	1.40%	(37.87%)
Focus Tier III
2012	9.787	20,380	199,473	2.15%	1.20%	14.52%
2011	8.546	17,473	149,211	2.88%	1.20%	0.83%
2010	8.476	7,756	65,677	1.65%	1.20%	13.65%
2009	7.458	-	-	0.00%	1.20%	25.09%
2008	5.962	-	-	0.00%	1.20%	(37.75%)
Fidelity Mid Cap Advisor II
Spinnaker & Mainsail
2012	15.870	492,608	7,817,731	0.39%	1.40%	12.96%
2011	14.049	517,354	7,268,183	0.02%	1.40%	(12.09%)
2010	15.981	518,877	8,292,051	0.13%	1.40%	26.79%
2009	12.604	505,863	6,376,168	0.47%	1.40%	37.81%
2008	9.146	483,002	4,417,684	0.24%	1.40%	(40.45%)
Spinnaker Advisor
2012	15.809	96,931	1,532,420	0.37%	1.45%	12.91%
2011	14.002	110,130	1,542,018	0.02%	1.45%	(12.13%)
2010	15.935	115,731	1,844,222	0.13%	1.45%	26.72%
2009	12.575	113,732	1,430,185	0.48%	1.45%	37.75%
2008	9.129	105,314	961,462	0.23%	1.45%	(40.48%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Mid Cap Advisor II (Continued)
Spinnaker Choice
2012	$15.688	3,313	$51,978	0.40%	1.55%	12.79%
2011	13.909	3,385	47,085	0.02%	1.55%	(12.22%)
2010	15.845	4,386	69,493	0.11%	1.55%	26.60%
2009	12.516	5,370	67,209	0.45%	1.55%	37.60%
2008	9.096	6,358	57,831	0.25%	1.55%	(40.54%)
Spinnaker with GMDB
2012	15.628	106	1,556	0.42%	1.60%	12.74%
2011	13.862	99	1,259	0.02%	1.60%	(12.27%)
2010	15.800	92	1,349	0.12%	1.60%	26.53%
2009	12.487	84	996	0.50%	1.60%	37.54%
2008	9.079	73	657	0.23%	1.60%	(40.57%)
Fidelity Money Market Fund
Focus Tier I
2012	9.957	10,274	102,295	0.14%	1.35%	(1.21%)
2011	10.079	18,908	190,544	0.11%	1.35%	(1.23%)
2010	10.204	19,922	203,267	0.18%	1.35%	(1.10%)
2009	10.318	142,108	1,466,211	0.76%	1.35%	(0.63%)
2008	10.383	48,309	501,576	2.83%	1.35%	1.64%
Focus Tier I with GMDB
2012	9.901	209	2,067	0.15%	1.45%	(1.32%)
2011	10.033	213	2,139	0.12%	1.45%	(1.33%)
2010	10.168	8,386	85,276	0.18%	1.45%	(1.20%)
2009	10.291	10,047	103,398	0.62%	1.45%	(0.73%)
2008	10.367	5,569	57,733	2.79%	1.45%	1.55%
Focus Tier II
2012	9.984	40,948	408,839	0.14%	1.30%	(1.17%)
2011	10.102	33,934	342,778	0.11%	1.30%	(1.17%)
2010	10.222	34,634	354,020	0.18%	1.30%	(1.06%)
2009	10.331	38,846	401,297	0.79%	1.30%	(0.58%)
2008	10.391	43,178	448,652	2.99%	1.30%	1.69%
Focus Tier II with GMDB
2012	9.929	2,921	29,005	0.14%	1.40%	(1.26%)
2011	10.056	7,628	76,696	0.11%	1.40%	(1.28%)
2010	10.186	7,628	77,689	0.18%	1.40%	(1.15%)
2009	10.304	7,510	77,386	0.72%	1.40%	(0.68%)
2008	10.375	9,955	103,263	2.94%	1.40%	1.60%
Focus Tier III
2012	10.040	2,930	29,418	0.16%	1.20%	(1.06%)
2011	10.148	30,375	308,244	0.12%	1.20%	(1.08%)
2010	10.259	-	-	0.16%	1.20%	(0.96%)
2009	10.358	25,590	265,051	0.72%	1.20%	(0.48%)
2008	10.408	14,477	150,650	2.65%	1.20%	1.80%
Focus Tier III with GMDB
2012	9.984	4,359	43,518	0.08%	1.30%	(1.17%)
2011	10.102	-	-	0.17%	1.30%	(1.17%)
2010	10.222	29,340	299,964	0.00%	1.30%	(1.06%)
2009	10.331	-	-	0.00%	1.30%	(0.58%)
2008	10.391	-	-	0.00%	1.30%	1.69%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Overseas II
Spinnaker & Mainsail
2012	$7.838	20,491	$160,614	1.33%	1.40%	18.69%
2011	6.604	32,438	214,219	1.26%	1.40%	(18.48%)
2010	8.101	24,456	198,124	1.28%	1.40%	11.26%
2009	7.281	10,887	79,269	4.59%	1.40%	24.46%
2008	5.850	2,802	16,389	7.23%	1.40%	(41.50%)
Spinnaker Advisor
2012	7.820	756	5,912	2.07%	1.45%	18.65%
2011	6.591	593	3,894	1.39%	1.45%	(18.53%)
2010	8.090	331	2,667	0.53%	1.45%	11.20%
2009	7.275	3,830	27,870	2.07%	1.45%	24.40%
2008	5.848	5,051	29,541	3.06%	1.45%	(41.52%)
Fidelity VIP Money Market Service Class
Passport Group Tier II
2012	9.632	2,093	20,159	0.01%	1.25%	(1.24%)
2011	9.753	953	9,292	0.01%	1.25%	(1.23%)
2010	9.874	464	4,578	0.01%	1.25%	(1.17%)
2009	9.991	-	-	0.00%	1.25%	0.00%
Spinnaker & Mainsail
2012	10.429	906,707	9,455,851	0.01%	1.40%	(1.38%)
2011	10.575	962,395	10,177,059	0.01%	1.40%	(1.38%)
2010	10.723	806,175	8,644,011	0.01%	1.40%	(1.32%)
2009	10.866	868,587	9,437,656	0.42%	1.40%	(0.92%)
2008	10.967	561,227	6,154,660	2.67%	1.40%	1.34%
Spinnaker Advisor
2012	10.387	359,124	3,730,137	0.01%	1.45%	(1.43%)
2011	10.538	333,230	3,511,207	0.01%	1.45%	(1.42%)
2010	10.690	191,104	2,042,638	0.01%	1.45%	(1.37%)
2009	10.839	324,504	3,516,840	0.54%	1.45%	(0.97%)
2008	10.945	515,305	5,639,660	2.60%	1.45%	1.29%
Spinnaker Choice
2012	10.303	4,071	41,948	0.01%	1.55%	(1.54%)
2011	10.464	12,151	127,208	0.01%	1.55%	(1.52%)
2010	10.625	5,089	54,138	0.01%	1.55%	(1.47%)
2009	10.784	12,653	136,516	0.50%	1.55%	(1.06%)
2008	10.900	13,378	145,819	2.69%	1.55%	1.19%
Spinnaker with EEB
2012	10.303	156	1,603	0.00%	1.55%	(1.54%)
2011	10.464	161	1,688	0.00%	1.55%	(1.52%)
2010	10.625	167	1,773	0.00%	1.55%	(1.47%)
2009	10.784	172	1,860	0.24%	1.55%	(1.06%)
2008	10.900	-	-	0.00%	1.55%	1.19%
Spinnaker with GMDB
2012	10.262	20	210	0.00%	1.60%	(1.58%)
2011	10.427	23	244	0.00%	1.60%	(1.57%)
2010	10.593	129	1,367	0.00%	1.60%	(1.52%)
2009	10.756	343	3,688	0.40%	1.60%	(1.12%)
2008	10.878	211	2,295	2.73%	1.60%	1.13%
Franklin Flex Cap Growth Securities
Spinnaker & Mainsail
2012	12.743	29,145	371,379	0.00%	1.40%	7.74%
2011	11.827	28,877	341,534	0.00%	1.40%	(6.13%)
2010	12.599	24,453	308,083	0.00%	1.40%	14.58%
2009	10.996	23,397	257,262	0.00%	1.40%	31.12%
2008	8.386	15,024	125,990	0.11%	1.40%	(36.21%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Flex Cap Growth Securities (Continued)
Spinnaker Advisor
2012	$12.694	1,143	$14,510	0.00%	1.45%	7.69%
2011	11.788	1,135	13,385	0.00%	1.45%	(6.17%)
2010	12.563	1,297	16,289	0.00%	1.45%	14.52%
2009	10.970	256	2,817	0.00%	1.45%	31.06%
2008	8.370	2,532	21,198	0.11%	1.45%	(36.25%)
Spinnaker Choice
2012	12.597	76	959	0.00%	1.55%	7.58%
2011	11.709	85	997	0.00%	1.55%	(6.27%)
2010	12.492	92	1,145	0.00%	1.55%	14.41%
2009	10.919	133	1,436	0.00%	1.55%	30.92%
2008	8.340	135	1,121	0.14%	1.55%	(36.31%)
Spinnaker Choice with GMDB
2012	12.405	-	-	0.00%	1.75%	7.37%
2011	11.554	335	3,874	0.00%	1.75%	(6.45%)
2010	12.351	340	4,169	0.00%	1.75%	14.18%
2009	10.817	339	3,652	0.00%	1.75%	30.66%
2008	8.279	325	2,682	0.10%	1.75%	(36.43%)
Franklin Founding Allocation Fund Class II
Spinnaker & Mainsail
2012	10.259	33,486	343,526	2.75%	1.40%	13.72%
2011	9.021	36,336	327,779	0.01%	1.40%	(2.91%)
2010	9.291	32,920	305,855	2.18%	1.40%	8.73%
2009	8.545	37,126	317,255	3.55%	1.40%	28.44%
2008	6.653	16,627	110,624	4.50%	1.40%	(33.47%)
Franklin Income Securities Fund Class II
Passport Group Tier II
2012	12.786	-	-	0.00%	1.25%	11.25%
2011	11.493	8,211	94,370	5.75%	1.25%	1.11%
2010	11.367	6,437	73,166	0.00%	1.25%	11.28%
2009	10.215	-	-	0.00%	1.25%	2.15%
Spinnaker & Mainsail
2012	14.169	410,622	5,818,275	6.32%	1.40%	11.08%
2011	12.756	427,245	5,450,001	5.82%	1.40%	0.97%
2010	12.634	458,228	5,789,391	6.64%	1.40%	11.11%
2009	11.371	453,416	5,155,877	8.16%	1.40%	33.71%
2008	8.504	455,019	3,869,594	5.53%	1.40%	(30.64%)
Spinnaker Advisor
2012	14.112	50,599	714,068	6.62%	1.45%	11.02%
2011	12.711	59,831	760,511	5.65%	1.45%	0.91%
2010	12.596	64,245	809,223	6.40%	1.45%	11.06%
2009	11.342	77,933	883,943	9.53%	1.45%	33.64%
2008	8.487	121,665	1,032,563	5.45%	1.45%	(30.67%)
Spinnaker Choice
2012	13.999	2,491	34,872	6.97%	1.55%	10.92%
2011	12.621	3,770	47,589	5.49%	1.55%	0.81%
2010	12.519	7,959	99,644	6.74%	1.55%	10.93%
2009	11.285	8,234	92,929	11.54%	1.55%	33.52%
2008	8.452	33,208	280,687	5.37%	1.55%	(30.74%)
Spinnaker Choice with GMDB
2012	13.774	-	-	7.18%	1.75%	10.69%
2011	12.444	425	5,277	4.07%	1.75%	0.61%
2010	12.368	1,036	12,805	6.67%	1.75%	10.72%
2009	11.171	1,033	11,532	8.15%	1.75%	33.24%
2008	8.384	1,055	8,845	5.41%	1.75%	(30.88%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Income Securities Fund Class II (Continued)
Spinnaker with GMDB
2012	$13.942	33	$446	6.38%	1.60%	10.85%
2011	12.577	31	364	5.50%	1.60%	0.77%
2010	12.481	30	369	1.32%	1.60%	10.88%
2009	11.256	751	8,444	8.74%	1.60%	33.44%
2008	8.435	879	7,416	5.38%	1.60%	(30.78%)
Franklin Small Cap Value Fund II
Passport Group Tier II
2012	14.305	24	348	1.03%	1.25%	16.91%
2011	12.236	431	5,265	0.70%	1.25%	(4.95%)
2010	12.873	369	4,746	0.45%	1.25%	26.63%
2009	10.166	-	-	0.00%	1.25%	1.66%
Spinnaker & Mainsail
2012	14.939	532,193	7,950,272	0.78%	1.40%	16.74%
2011	12.797	543,589	6,956,270	0.68%	1.40%	(5.09%)
2010	13.484	508,147	6,851,882	0.75%	1.40%	26.44%
2009	10.664	476,485	5,081,373	1.78%	1.40%	27.36%
2008	8.373	353,128	2,956,856	1.14%	1.40%	(33.95%)
Spinnaker Advisor
2012	14.881	87,552	1,302,910	0.80%	1.45%	16.68%
2011	12.754	98,432	1,255,185	0.70%	1.45%	(5.15%)
2010	13.446	102,504	1,378,006	0.74%	1.45%	26.38%
2009	10.639	100,707	1,071,257	1.71%	1.45%	27.29%
2008	8.358	67,599	564,837	1.19%	1.45%	(33.98%)
Spinnaker Choice
2012	14.768	2,056	30,367	0.86%	1.55%	16.57%
2011	12.669	2,574	32,616	0.69%	1.55%	(5.24%)
2010	13.369	2,779	37,159	0.78%	1.55%	26.24%
2009	10.590	3,170	33,567	1.76%	1.55%	27.18%
2008	8.327	2,250	18,739	1.38%	1.55%	(34.05%)
Spinnaker with GMDB
2012	14.711	244	3,591	0.78%	1.60%	16.50%
2011	12.627	242	3,045	0.70%	1.60%	(5.29%)
2010	13.332	239	3,183	0.75%	1.60%	26.19%
2009	10.565	236	2,467	1.64%	1.60%	27.11%
2008	8.312	231	1,909	1.21%	1.60%	(34.08%)
Franklin Small-Mid Cap Growth II
Spinnaker & Mainsail
2012	9.305	473,981	4,410,551	0.00%	1.40%	9.30%
2011	8.513	528,007	4,495,464	0.00%	1.40%	(6.15%)
2010	9.071	588,542	5,339,256	0.00%	1.40%	25.85%
2009	7.208	612,651	4,416,296	0.00%	1.40%	41.58%
2008	5.091	619,243	3,152,869	0.00%	1.40%	(43.29%)
Spinnaker Advisor
2012	8.497	61,473	522,358	0.00%	1.45%	9.24%
2011	7.778	63,574	494,495	0.00%	1.45%	(6.20%)
2010	8.292	75,094	622,689	0.00%	1.45%	25.79%
2009	6.592	74,671	492,239	0.00%	1.45%	41.52%
2008	4.658	88,484	412,199	0.00%	1.45%	(43.33%)
Spinnaker Choice
2012	13.409	581	7,785	0.00%	1.55%	9.14%
2011	12.286	946	11,617	0.00%	1.55%	(6.29%)
2010	13.111	2,384	31,241	0.00%	1.55%	25.66%
2009	10.434	1,450	15,123	0.00%	1.55%	41.38%
2008	7.380	2,081	15,355	0.00%	1.55%	(43.38%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin U.S. Government II
Passport Group Tier II
2012	$10.800	41	$438	2.50%	1.25%	0.61%
2011	10.734	1,067	11,442	3.37%	1.25%	4.38%
2010	10.284	633	6,504	2.04%	1.25%	3.97%
2009	9.891	-	-	0.00%	1.25%	(1.09%)
Spinnaker & Mainsail
2012	16.368	677,844	11,095,227	2.67%	1.40%	0.47%
2011	16.292	674,140	10,983,394	3.19%	1.40%	4.22%
2010	15.633	733,549	11,467,919	3.28%	1.40%	3.82%
2009	15.058	757,557	11,407,489	3.70%	1.40%	1.66%
2008	14.812	809,465	11,989,905	4.97%	1.40%	6.10%
Spinnaker Advisor
2012	15.716	254,182	3,994,702	2.74%	1.45%	0.42%
2011	15.651	311,832	4,880,440	3.17%	1.45%	4.17%
2010	15.025	346,776	5,210,416	3.27%	1.45%	3.76%
2009	14.480	375,668	5,439,571	3.76%	1.45%	1.61%
2008	14.250	373,639	5,324,424	4.73%	1.45%	6.04%
Spinnaker Choice
2012	12.946	5,738	74,289	2.72%	1.55%	0.32%
2011	12.905	6,003	77,475	2.61%	1.55%	4.06%
2010	12.402	47,167	584,965	3.24%	1.55%	3.66%
2009	11.964	48,216	576,834	3.10%	1.55%	1.51%
2008	11.786	38,533	454,134	4.90%	1.55%	5.94%
Spinnaker with EEB
2012	16.157	622	10,042	2.66%	1.55%	0.32%
2011	16.106	622	10,016	3.14%	1.55%	4.06%
2010	15.478	622	9,623	3.24%	1.55%	3.66%
2009	14.931	622	9,277	3.87%	1.55%	1.51%
2008	14.709	485	7,136	4.88%	1.55%	5.93%
Ibbotson Aggressive Growth Class I
Focus Tier I
2012	9.225	10,170	93,813	1.44%	1.35%	12.93%
2011	8.169	20,134	164,361	0.65%	1.35%	(6.13%)
2010	8.702	33,388	290,428	0.46%	1.35%	14.03%
2009	7.631	37,714	287,809	0.63%	1.35%	26.07%
2008	6.053	14,539	88,006	0.55%	1.35%	(37.42%)
Focus Tier I with GMDB
2012	9.173	779	7,145	1.38%	1.45%	12.80%
2011	8.132	811	6,595	1.21%	1.45%	(6.22%)
2010	8.671	-	-	0.00%	1.45%	13.91%
2009	7.612	-	-	0.00%	1.45%	25.96%
2008	6.043	-	-	0.00%	1.45%	(37.49%)
Focus Tier II
2012	9.250	12,226	113,093	0.30%	1.30%	12.97%
2011	8.188	4,915	40,247	0.30%	1.30%	(6.08%)
2010	8.718	22,236	193,851	1.05%	1.30%	14.10%
2009	7.641	1,156	8,832	0.08%	1.30%	26.13%
2008	6.058	11,753	71,199	0.53%	1.30%	(37.39%)
Focus Tier III
2012	9.302	20,202	187,918	1.31%	1.20%	13.09%
2011	8.225	22,408	184,316	2.82%	1.20%	(5.99%)
2010	8.749	-	-	0.00%	1.20%	14.20%
2009	7.661	7,262	55,634	0.43%	1.20%	26.27%
2008	6.067	-	-	0.00%	1.20%	(37.34%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Aggressive Growth Class II
Spinnaker & Mainsail
2012	$9.859	224,681	$2,215,115	1.13%	1.40%	12.61%
2011	8.755	263,019	2,302,182	0.99%	1.40%	(6.36%)
2010	9.350	255,978	2,392,717	0.31%	1.40%	13.61%
2009	8.230	230,416	1,896,121	0.96%	1.40%	25.51%
2008	6.557	138,585	908,658	0.00%	1.40%	(34.43%)
Spinnaker Advisor
2012	9.836	2,931	28,824	1.18%	1.45%	12.55%
2011	8.739	2,927	25,580	0.98%	1.45%	(6.40%)
2010	9.337	2,922	27,288	0.31%	1.45%	13.55%
2009	8.223	2,721	22,374	0.72%	1.45%	25.47%
2008	6.554	-	-	0.00%	1.45%	(34.46%)
Ibbotson Balanced Class I
Focus Tier I
2012	10.445	53,465	558,434	1.68%	1.35%	9.51%
2011	9.538	55,650	530,772	1.18%	1.35%	(1.89%)
2010	9.722	39,749	386,423	0.81%	1.35%	10.35%
2009	8.810	35,160	309,776	0.94%	1.35%	18.13%
2008	7.458	41,613	310,343	2.39%	1.35%	(24.77%)
Focus Tier I with GMDB
2012	10.387	1,341	13,932	1.70%	1.45%	9.41%
2011	9.494	1,390	13,194	1.18%	1.45%	(1.99%)
2010	9.687	-	-	0.00%	1.45%	10.23%
2009	8.788	-	-	0.00%	1.45%	18.02%
2008	7.446	-	-	0.00%	1.45%	(24.84%)
Focus Tier II
2012	10.474	54,603	571,911	1.64%	1.30%	9.56%
2011	9.560	56,900	543,988	0.97%	1.30%	(1.84%)
2010	9.739	70,054	680,548	0.73%	1.30%	10.39%
2009	8.822	68,011	599,979	1.41%	1.30%	18.19%
2008	7.464	21,247	158,585	1.48%	1.30%	(24.73%)
Focus Tier II with GMDB
2012	10.416	22,817	237,659	1.70%	1.40%	9.46%
2011	9.516	22,817	217,132	1.14%	1.40%	(1.95%)
2010	9.705	22,817	221,430	0.78%	1.40%	10.30%
2009	8.799	22,817	200,776	0.91%	1.40%	18.08%
2008	7.452	22,817	170,039	1.34%	1.40%	(24.80%)
Focus Tier III
2012	10.533	3,024	31,847	1.70%	1.20%	9.68%
2011	9.603	3,024	29,042	0.17%	1.20%	(1.75%)
2010	9.774	32,455	317,225	1.26%	1.20%	10.52%
2009	8.844	10,038	88,786	0.36%	1.20%	18.31%
2008	7.475	40,611	303,591	1.65%	1.20%	(24.65%)
Focus Tier III with GMDB
2012	10.474	-	-	0.00%	1.30%	9.56%
2011	9.560	7,692	73,502	1.14%	1.30%	(1.84%)
2010	9.739	-	-	0.00%	1.30%	10.39%
2009	8.822	-	-	0.00%	1.30%	18.19%
2008	7.464	-	-	0.00%	1.30%	(24.73%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Balanced Class II
Spinnaker & Mainsail
2012	$10.581	753,509	$7,973,181	1.43%	1.40%	9.26%
2011	9.684	761,566	7,373,832	1.11%	1.40%	(2.26%)
2010	9.908	603,700	5,980,384	0.86%	1.40%	10.08%
2009	9.001	352,033	3,168,358	1.22%	1.40%	17.86%
2008	7.637	34,441	263,016	0.17%	1.40%	(23.63%)
Spinnaker Advisor
2012	10.557	58,030	612,601	1.40%	1.45%	9.22%
2011	9.666	58,394	564,438	1.00%	1.45%	(2.31%)
2010	9.895	58,727	581,087	0.64%	1.45%	10.03%
2009	8.993	44,075	396,364	0.97%	1.45%	17.80%
2008	7.634	-	-	0.00%	1.45%	(23.66%)
Ibbotson Conservative Class I
Focus Tier I
2012	11.526	10,661	122,878	2.09%	1.35%	4.06%
2011	11.076	7,468	82,721	1.45%	1.35%	2.04%
2010	10.855	11,708	127,101	1.43%	1.35%	5.24%
2009	10.315	4,524	46,672	0.65%	1.35%	7.11%
2008	9.630	4,152	39,983	2.54%	1.35%	(7.12%)
Focus Tier I with GMDB
2012	11.462	3,955	45,335	1.44%	1.45%	3.96%
2011	11.025	4,864	53,636	1.77%	1.45%	1.93%
2010	10.816	3,284	35,535	1.08%	1.45%	5.12%
2009	10.289	4,275	43,989	0.59%	1.45%	7.01%
2008	9.615	4,821	46,358	0.98%	1.45%	(7.21%)
Focus Tier II
2012	11.558	6,230	72,010	1.12%	1.30%	4.12%
2011	11.101	16,793	186,451	1.37%	1.30%	2.08%
2010	10.875	18,224	198,207	1.93%	1.30%	5.30%
2009	10.328	6,992	72,233	0.61%	1.30%	7.17%
2008	9.637	6,964	67,121	0.82%	1.30%	(7.08%)
Focus Tier II with GMDB
2012	11.494	12,187	140,077	1.51%	1.40%	4.01%
2011	11.051	13,512	149,333	1.37%	1.40%	1.98%
2010	10.836	14,818	160,585	1.27%	1.40%	5.18%
2009	10.302	-	-	0.00%	1.40%	7.07%
2008	9.622	-	-	0.00%	1.40%	(7.21%)
Focus Tier III with GMDB
2012	11.558	-	-	0.00%	1.30%	4.12%
2011	11.101	6,895	76,594	1.42%	1.30%	2.08%
2010	10.875	-	-	0.00%	1.30%	5.30%
2009	10.328	-	-	0.00%	1.30%	7.17%
2008	9.637	-	-	0.00%	1.30%	(7.08%)
Ibbotson Conservative Class II
Spinnaker & Mainsail
2012	10.928	43,795	478,601	1.39%	1.40%	3.74%
2011	10.534	43,488	458,128	1.42%	1.40%	1.71%
2010	10.357	36,118	374,086	1.36%	1.40%	4.90%
2009	9.873	26,928	265,858	1.08%	1.40%	6.77%
2008	9.247	1,733	16,024	0.00%	1.40%	(7.53%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Conservative Class II (Continued)
Spinnaker Advisor
2012	$10.903	47,373	$516,491	1.39%	1.45%	3.69%
2011	10.515	47,226	496,593	1.36%	1.45%	1.66%
2010	10.343	30,015	310,477	1.22%	1.45%	4.85%
2009	9.865	29,519	291,217	0.63%	1.45%	6.72%
2008	9.244	-	-	0.00%	1.45%	(7.56%)
Ibbotson Growth Class I
Focus Tier I
2012	9.740	32,644	317,963	1.62%	1.35%	11.72%
2011	8.718	29,179	254,399	1.02%	1.35%	(4.79%)
2010	9.157	41,184	377,147	0.99%	1.35%	12.65%
2009	8.129	29,723	241,608	0.77%	1.35%	23.28%
2008	6.594	31,250	206,075	0.13%	1.35%	(32.23%)
Focus Tier I with GMDB
2012	9.686	740	7,171	1.50%	1.45%	11.60%
2011	8.679	767	6,655	3.18%	1.45%	(4.89%)
2010	9.125	-	-	0.00%	1.45%	12.54%
2009	8.108	-	-	0.00%	1.45%	23.15%
2008	6.584	17,869	117,654	0.13%	1.45%	(32.29%)
Focus Tier II
2012	9.768	17,541	171,336	1.50%	1.30%	11.79%
2011	8.738	17,623	153,998	2.00%	1.30%	(4.75%)
2010	9.174	2,112	19,378	0.74%	1.30%	12.72%
2009	8.139	2,140	17,421	0.68%	1.30%	23.32%
2008	6.600	-	-	0.00%	1.30%	(32.19%)
Focus Tier II with GMDB
2012	9.713	-	-	0.00%	1.40%	11.67%
2011	8.698	22,642	196,961	1.25%	1.40%	(4.85%)
2010	9.141	22,642	206,987	0.77%	1.40%	12.60%
2009	8.118	22,642	183,824	0.00%	1.40%	23.21%
2008	6.589	-	-	0.00%	1.40%	(32.26%)
Focus Tier III with GMDB
2012	9.768	22,520	220,020	1.46%	1.30%	11.79%
2011	8.738	-	-	0.00%	1.30%	(4.75%)
2010	9.174	-	-	0.00%	1.30%	12.72%
2009	8.139	-	-	0.00%	1.30%	23.32%
2008	6.600	-	-	0.00%	1.30%	(32.19%)
Ibbotson Growth Class II
Spinnaker & Mainsail
2012	10.160	460,582	4,679,472	1.37%	1.40%	11.34%
2011	9.125	405,952	3,704,315	1.22%	1.40%	(5.02%)
2010	9.607	337,600	3,241,659	0.85%	1.40%	12.28%
2009	8.556	194,864	1,667,251	1.23%	1.40%	22.91%
2008	6.961	27,677	192,659	0.27%	1.40%	(30.39%)
Spinnaker Advisor
2012	10.136	14,233	144,271	1.29%	1.45%	11.29%
2011	9.108	13,998	127,501	1.13%	1.45%	(5.07%)
2010	9.594	13,933	133,674	0.71%	1.45%	12.22%
2009	8.549	13,336	114,008	0.92%	1.45%	22.87%
2008	6.958	6,499	45,224	0.13%	1.45%	(30.42%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Income and Growth Class I
Focus Tier I
2012	$10.928	2,751	$30,061	1.86%	1.35%	6.73%
2011	10.239	2,664	27,261	1.01%	1.35%	0.01%
2010	10.238	2,667	27,299	0.70%	1.35%	7.58%
2009	9.517	2,671	25,419	1.12%	1.35%	12.20%
2008	8.482	2,676	22,699	5.29%	1.35%	(16.09%)
Focus Tier I with GMDB
2012	10.867	2,726	29,629	1.85%	1.45%	6.62%
2011	10.192	2,780	28,335	1.74%	1.45%	(0.09%)
2010	10.201	779	7,956	0.65%	1.45%	7.47%
2009	9.492	771	7,323	1.16%	1.45%	12.08%
2008	8.469	782	6,627	3.98%	1.45%	(16.17%)
Focus Tier II
2012	10.958	16,353	179,207	1.76%	1.30%	6.77%
2011	10.263	19,351	198,616	0.98%	1.30%	0.07%
2010	10.256	20,524	210,515	0.67%	1.30%	7.63%
2009	9.529	19,709	187,808	1.12%	1.30%	12.25%
2008	8.489	19,163	162,672	3.41%	1.30%	(16.05%)
Focus Tier III
2012	11.020	1,705	18,790	1.81%	1.20%	6.89%
2011	10.310	-	-	0.00%	1.20%	0.17%
2010	10.293	-	-	0.00%	1.20%	7.73%
2009	9.554	-	-	0.00%	1.20%	12.37%
2008	8.502	-	-	0.00%	1.20%	(15.97%)
Ibbotson Income and Growth Class II
Spinnaker & Mainsail
2012	10.752	163,657	1,759,640	1.55%	1.40%	6.36%
2011	10.109	169,244	1,710,587	0.88%	1.40%	(0.32%)
2010	10.141	138,604	1,405,309	0.61%	1.40%	7.37%
2009	9.445	80,933	764,349	1.10%	1.40%	11.72%
2008	8.454	11,770	99,509	0.00%	1.40%	(15.46%)
Spinnaker Advisor
2012	10.727	28,646	307,285	1.58%	1.45%	6.31%
2011	10.090	25,704	259,335	0.89%	1.45%	(0.37%)
2010	10.127	22,583	228,678	0.52%	1.45%	7.31%
2009	9.437	20,275	191,347	1.97%	1.45%	11.65%
2008	8.452	-	-	0.00%	1.45%	(15.48%)
ING Global Resources
Spinnaker & Mainsail
2012	32.064	34,982	1,121,654	0.77%	1.40%	(4.20%)
2011	33.470	41,828	1,400,556	0.55%	1.40%	(10.41%)
2010	37.361	46,877	1,751,996	0.94%	1.40%	19.95%
2009	31.146	53,544	1,668,174	0.31%	1.40%	35.60%
2008	22.969	59,943	1,377,129	1.64%	1.40%	(41.82%)
Spinnaker Advisor
2012	27.355	1,566	42,844	0.76%	1.45%	(4.25%)
2011	28.569	1,566	44,779	0.55%	1.45%	(10.46%)
2010	31.906	1,866	59,587	0.96%	1.45%	19.89%
2009	26.612	2,500	66,564	0.29%	1.45%	35.53%
2008	19.635	4,622	90,768	1.37%	1.45%	(41.85%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
ING JP Morgan Emerging Markets Equity I
Spinnaker & Mainsail
2012	$25.262	54,189	$1,368,925	0.00%	1.40%	17.67%
2011	21.469	58,443	1,254,649	1.12%	1.40%	(19.19%)
2010	26.567	63,553	1,688,455	0.73%	1.40%	18.96%
2009	22.333	77,533	1,731,630	1.59%	1.40%	69.63%
2008	13.166	96,211	1,266,779	2.64%	1.40%	(51.83%)
Invesco Capital Appreciation I1
Spinnaker & Mainsail
2012	8.780	-	-	0.00%	1.40%	14.94%
2011	7.639	569,332	4,349,361	0.15%	1.40%	(9.19%)
2010	8.412	593,389	4,991,823	0.74%	1.40%	13.88%
2009	7.387	659,799	4,873,775	0.64%	1.40%	19.40%
2008	6.187	720,668	4,458,618	0.00%	1.40%	(43.29%)
Spinnaker Advisor
2012	8.754	-	-	0.00%	1.45%	14.91%
2011	7.618	25,291	192,694	0.16%	1.45%	(9.23%)
2010	8.393	25,855	217,034	0.76%	1.45%	13.83%
2009	7.373	25,976	191,560	0.60%	1.45%	19.34%
2008	6.178	32,322	199,728	0.00%	1.45%	(43.33%)
Invesco Capital Appreciation II1
Spinnaker & Mainsail
2012	10.712	-	-	0.00%	1.40%	14.81%
2011	9.330	77,179	720,123	0.00%	1.40%	(9.39%)
2010	10.297	82,274	847,203	0.52%	1.40%	13.60%
2009	9.064	91,608	830,348	0.29%	1.40%	19.04%
2008	7.614	89,392	680,643	0.00%	1.40%	(43.42%)
Spinnaker Advisor
2012	10.675	-	-	0.00%	1.45%	14.80%
2011	9.299	2,591	24,083	0.00%	1.45%	(9.44%)
2010	10.268	3,498	35,905	0.53%	1.45%	13.55%
2009	9.043	3,688	33,338	0.29%	1.45%	18.99%
2008	7.600	3,428	26,043	0.00%	1.45%	(43.45%)
Spinnaker Choice
2012	10.600	-	-	0.00%	1.55%	14.76%
2011	9.237	1,473	13,586	0.00%	1.55%	(9.53%)
2010	10.210	1,464	14,937	0.52%	1.55%	13.44%
2009	9.000	1,550	13,947	0.28%	1.55%	18.86%
2008	7.572	1,516	11,470	0.00%	1.55%	(43.51%)
Spinnaker Choice with GMDB
2012	10.453	-	-	0.00%	1.75%	14.69%
2011	9.114	280	2,549	0.00%	1.75%	(9.71%)
2010	10.094	275	2,741	0.54%	1.75%	13.20%
2009	8.917	272	2,392	0.30%	1.75%	18.62%
2008	7.517	242	1,806	0.00%	1.75%	(43.62%)
Invesco Capital Development Series I1
Spinnaker & Mainsail
2012	17.741	-	-	0.00%	1.40%	13.46%
2011	15.636	11,295	176,612	0.00%	1.40%	(8.45%)
2010	17.079	14,045	239,880	0.00%	1.40%	17.13%
2009	14.581	15,819	230,669	0.00%	1.40%	40.39%
2008	10.386	18,107	188,070	0.00%	1.40%	(47.76%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Capital Development Series I1 (Continued)
Spinnaker Advisor
2012	$17.661	-	$-	0.00%	1.45%	13.44%
2011	15.569	1,750	27,247	0.00%	1.45%	(8.49%)
2010	17.014	1,398	23,779	0.00%	1.45%	17.07%
2009	14.533	3,032	44,065	0.00%	1.45%	40.32%
2008	10.357	3,566	36,929	0.00%	1.45%	(47.79%)
Invesco Capital Development Series II1
Spinnaker & Mainsail
2012	10.193	-	-	0.00%	1.40%	13.33%
2011	8.994	58,799	528,857	0.00%	1.40%	(8.65%)
2010	9.846	65,612	646,066	0.00%	1.40%	16.82%
2009	8.428	70,993	598,385	0.00%	1.40%	40.02%
2008	6.019	64,180	386,334	0.00%	1.40%	(47.87%)
Spinnaker Advisor
2012	10.161	-	-	0.00%	1.45%	13.30%
2011	8.968	2,207	19,780	0.00%	1.45%	(8.70%)
2010	9.823	2,254	22,141	0.00%	1.45%	16.77%
2009	8.412	4,810	40,457	0.00%	1.45%	39.94%
2008	6.011	3,188	19,160	0.00%	1.45%	(47.89%)
Spinnaker Choice
2012	10.099	-	-	0.00%	1.55%	13.27%
2011	8.916	179	1,593	0.00%	1.55%	(8.80%)
2010	9.776	198	1,929	0.00%	1.55%	16.66%
2009	8.380	198	1,641	0.00%	1.55%	39.81%
2008	5.994	198	1,179	0.00%	1.55%	(47.95%)
Spinnaker with EEB
2012	10.099	-	-	0.00%	1.55%	13.27%
2011	8.916	311	2,761	0.00%	1.55%	(8.80%)
2010	9.776	311	3,028	0.00%	1.55%	16.66%
2009	8.380	311	2,595	0.00%	1.55%	39.81%
2008	5.994	213	1,269	0.00%	1.55%	(47.95%)
Invesco Global Health Care
Spinnaker & Mainsail
2012	17.250	18,163	313,313	0.00%	1.40%	19.21%
2011	14.470	20,636	298,613	0.00%	1.40%	2.51%
2010	14.116	29,199	412,182	0.00%	1.40%	3.83%
2009	13.595	32,450	441,169	0.35%	1.40%	25.90%
2008	10.798	37,141	401,076	0.00%	1.40%	(29.62%)
Spinnaker Advisor
2012	17.167	6,734	115,607	0.00%	1.45%	19.16%
2011	14.407	6,748	97,223	0.00%	1.45%	2.45%
2010	14.062	7,290	102,520	0.00%	1.45%	3.78%
2009	13.550	7,409	100,400	0.34%	1.45%	25.84%
2008	10.768	9,573	103,086	0.00%	1.45%	(29.65%)
Invesco Global Real Estate
Spinnaker & Mainsail
2012	28.738	217,325	6,245,397	0.55%	1.40%	26.34%
2011	22.747	239,437	5,446,814	3.62%	1.40%	(7.81%)
2010	24.673	280,705	6,926,184	4.98%	1.40%	15.88%
2009	21.292	314,516	6,696,861	0.00%	1.40%	29.70%
2008	16.416	317,660	5,215,023	5.40%	1.40%	(45.42%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Real Estate (Continued)
Spinnaker Advisor
2012	$27.501	50,531	$1,389,655	0.55%	1.45%	26.27%
2011	21.779	56,607	1,232,942	3.72%	1.45%	(7.85%)
2010	23.635	61,264	1,448,073	5.08%	1.45%	15.82%
2009	20.406	65,825	1,343,307	0.00%	1.45%	29.63%
2008	15.742	85,129	1,340,125	5.30%	1.45%	(45.44%)
Spinnaker Choice
2012	19.230	490	9,430	0.55%	1.55%	26.14%
2011	15.245	536	8,166	3.79%	1.55%	(7.94%)
2010	16.560	500	8,280	5.16%	1.55%	15.71%
2009	14.312	570	8,162	0.00%	1.55%	29.50%
2008	11.052	871	9,628	6.02%	1.55%	(45.50%)
Spinnaker Choice with GMDB
2012	18.900	180	3,393	0.57%	1.75%	25.89%
2011	15.013	179	2,681	3.85%	1.75%	(8.13%)
2010	16.341	178	2,909	5.10%	1.75%	15.48%
2009	14.151	177	2,503	0.00%	1.75%	29.24%
2008	10.949	180	1,964	5.35%	1.75%	(45.61%)
Spinnaker with GMDB
2012	28.243	24	607	0.57%	1.60%	26.08%
2011	22.401	24	471	3.82%	1.60%	(7.99%)
2010	24.346	24	524	5.23%	1.60%	15.65%
2009	21.051	24	465	0.00%	1.60%	29.43%
2008	16.264	25	400	6.01%	1.60%	(45.53%)
Invesco International Growth I
Spinnaker & Mainsail
2012	23.871	71,600	1,709,186	1.47%	1.40%	13.92%
2011	20.954	78,985	1,655,099	1.56%	1.40%	(8.04%)
2010	22.785	86,709	1,975,691	2.32%	1.40%	11.29%
2009	20.473	91,769	1,878,781	1.56%	1.40%	33.37%
2008	15.351	95,612	1,467,770	0.55%	1.40%	(41.21%)
Spinnaker Advisor
2012	23.756	6,317	150,079	1.46%	1.45%	13.86%
2011	20.864	8,430	175,888	1.57%	1.45%	(8.08%)
2010	22.698	8,652	196,390	2.18%	1.45%	11.24%
2009	20.404	11,496	234,572	1.52%	1.45%	33.29%
2008	15.308	13,964	213,766	0.46%	1.45%	(41.24%)
Spinnaker Choice
2012	17.732	2,321	41,155	1.36%	1.55%	13.75%
2011	15.589	2,735	42,648	1.52%	1.55%	(8.17%)
2010	16.976	2,758	46,836	2.35%	1.55%	11.13%
2009	15.276	2,877	43,963	1.58%	1.55%	33.16%
2008	11.472	3,031	34,785	0.57%	1.55%	(41.30%)
Invesco International Growth II
Spinnaker & Mainsail
2012	11.977	987,146	11,823,484	1.34%	1.40%	13.64%
2011	10.539	923,445	9,732,321	1.14%	1.40%	(8.28%)
2010	11.491	808,161	9,286,514	1.90%	1.40%	11.05%
2009	10.348	718,970	7,439,940	1.53%	1.40%	33.04%
2008	7.778	608,320	4,731,707	0.58%	1.40%	(41.38%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco International Growth II (Continued)
Spinnaker Advisor
2012	$11.937	59,065	$705,042	1.14%	1.45%	13.59%
2011	10.509	85,783	901,450	1.15%	1.45%	(8.32%)
2010	11.463	87,874	1,007,330	1.78%	1.45%	10.99%
2009	10.328	84,233	869,993	1.69%	1.45%	32.97%
2008	7.767	51,869	402,888	0.40%	1.45%	(41.41%)
Spinnaker Choice
2012	11.856	3,992	47,327	1.32%	1.55%	13.48%
2011	10.448	4,136	43,228	1.24%	1.55%	(8.42%)
2010	11.408	6,586	75,144	1.87%	1.55%	10.88%
2009	10.289	6,666	68,597	1.40%	1.55%	32.83%
2008	7.746	7,231	56,012	0.25%	1.55%	(41.46%)
Spinnaker Choice with GMDB
2012	11.696	572	6,692	1.31%	1.75%	13.26%
2011	10.327	570	5,885	1.16%	1.75%	(8.60%)
2010	11.299	569	6,456	1.84%	1.75%	10.66%
2009	10.211	565	5,793	1.44%	1.75%	32.58%
2008	7.702	561	4,332	0.47%	1.75%	(41.58%)
Spinnaker with EEB
2012	11.856	266	3,151	1.31%	1.55%	13.48%
2011	10.448	266	2,771	1.16%	1.55%	(8.42%)
2010	11.408	266	2,995	1.83%	1.55%	10.88%
2009	10.289	266	2,693	1.55%	1.55%	32.83%
2008	7.746	187	1,437	0.61%	1.55%	(41.46%)
Spinnaker with GMDB
2012	11.816	468	5,528	1.35%	1.60%	13.43%
2011	10.417	530	5,514	1.13%	1.60%	(8.47%)
2010	11.381	469	5,338	1.40%	1.60%	10.82%
2009	10.270	700	7,186	1.55%	1.60%	32.77%
2008	7.735	527	4,068	0.61%	1.60%	(41.49%)
Invesco Small Cap Equity II
Spinnaker & Mainsail
2012	11.703	23,279	272,436	0.00%	1.40%	12.08%
2011	10.442	18,925	197,618	0.00%	1.40%	(2.37%)
2010	10.695	9,538	102,006	0.00%	1.40%	26.43%
2009	8.459	5,936	50,207	0.18%	1.40%	19.22%
2008	7.095	1,409	9,999	0.00%	1.40%	(29.05%)
Spinnaker Advisor
2012	11.676	1,313	15,327	0.00%	1.45%	12.02%
2011	10.423	7,792	81,213	0.00%	1.45%	(2.41%)
2010	10.680	1,554	16,588	0.00%	1.45%	26.36%
2009	8.452	2,574	21,750	0.16%	1.45%	19.16%
2008	7.093	1,999	14,185	0.00%	1.45%	(29.07%)
Invesco Van Kampen American Franchise I1
Spinnaker & Mainsail
2012	8.480	515,725	4,373,350	0.00%	1.40%	(3.42%)
Spinnaker Advisor
2012	8.451	11,837	100,030	0.00%	1.45%	(3.46%)
Invesco Van Kampen American Franchise II1
Spinnaker & Mainsail
2012	10.326	75,956	784,379	0.00%	1.40%	(3.60%)
Spinnaker Advisor
2012	10.287	2,649	27,248	0.00%	1.45%	(3.63%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Van Kampen American Franchise II1 (Continued)
Spinnaker Choice
2012	$10.208	1,480	$15,112	0.00%	1.55%	(3.70%)
Invesco Van Kampen Mid Cap Growth I1
Spinnaker & Mainsail
2012	17.270	7,411	127,994	0.00%	1.40%	(2.65%)
Spinnaker Advisor
2012	17.187	2,050	35,232	0.00%	1.45%	(2.68%)
Invesco Van Kampen Mid Cap Growth II1
Spinnaker & Mainsail
2012	9.922	48,749	483,709	0.00%	1.40%	(2.66%)
Spinnaker Advisor
2012	9.888	1,909	18,875	0.00%	1.45%	(2.69%)
Spinnaker Choice
2012	9.821	110	1,078	0.00%	1.55%	(2.75%)
Spinnaker with EEB
2012	9.821	311	3,044	0.00%	1.55%	(2.75%)
JP Morgan Insurance Trust International Equity I
Spinnaker & Mainsail
2012	18.603	351,777	6,544,020	2.14%	1.40%	19.38%
2011	15.583	379,282	5,911,395	1.81%	1.40%	(12.68%)
2010	17.846	366,320	6,538,384	0.24%	1.40%	5.67%
2009	16.888	392,727	6,633,450	1.55%	1.40%	39.32%
Spinnaker Advisor
2012	18.513	49,158	910,064	2.21%	1.45%	19.32%
2011	15.516	61,397	952,783	1.82%	1.45%	(12.72%)
2010	17.778	61,772	1,098,332	0.24%	1.45%	5.62%
2009	16.832	62,695	1,055,446	0.24%	1.45%	39.27%
Spinnaker Choice
2012	13.760	2,606	35,853	2.12%	1.55%	19.20%
2011	11.544	2,642	30,511	1.85%	1.55%	(12.81%)
2010	13.240	2,799	37,072	0.25%	1.55%	5.51%
2009	12.549	3,129	39,281	1.37%	1.55%	39.18%
Spinnaker with GMDB
2012	18.283	22	365	2.13%	1.60%	19.14%
2011	15.346	22	300	1.83%	1.60%	(12.85%)
2010	17.609	22	354	0.23%	1.60%	5.46%
2009	16.698	22	347	1.57%	1.60%	39.13%
JP Morgan Insurance Trust Mid Cap Value I
Spinnaker & Mainsail
2012	22.044	271,715	5,989,774	1.03%	1.40%	18.69%
2011	18.572	278,788	5,178,288	1.31%	1.40%	0.74%
2010	18.435	276,981	5,106,767	1.18%	1.40%	21.74%
2009	15.143	286,908	4,345,146	0.00%	1.40%	28.94%
Spinnaker Advisor
2012	21.938	36,338	797,174	1.10%	1.45%	18.64%
2011	18.491	44,101	815,627	1.29%	1.45%	0.69%
2010	18.364	43,334	795,939	1.05%	1.45%	21.68%
2009	15.092	48,086	725,842	0.00%	1.45%	28.89%
Spinnaker Choice
2012	16.986	5,153	87,530	1.05%	1.55%	18.52%
2011	14.332	5,561	79,711	1.27%	1.55%	0.60%
2010	14.247	5,010	71,383	1.21%	1.55%	21.55%
2009	11.721	3,727	43,695	0.00%	1.55%	28.81%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan Insurance Trust Mid Cap Value I (Continued)
Spinnaker with EEB
2012	$21.759	249	$5,424	1.04%	1.55%	18.52%
2011	18.359	249	4,578	1.30%	1.55%	0.59%
2010	18.251	249	4,526	1.17%	1.55%	21.56%
2009	15.014	249	3,725	0.00%	1.55%	28.80%
Spinnaker with GMDB
2012	21.665	65	1,418	1.03%	1.60%	18.46%
2011	18.289	62	1,131	1.28%	1.60%	0.54%
2010	18.190	58	1,042	0.94%	1.60%	21.49%
2009	14.972	122	1,800	0.00%	1.60%	28.76%
JP Morgan Insurance Trust U.S. Equity I
Spinnaker & Mainsail
2012	9.701	162,380	1,575,302	1.49%	1.40%	16.00%
2011	8.363	174,543	1,459,953	1.21%	1.40%	(3.23%)
2010	8.642	184,815	1,597,434	0.89%	1.40%	12.00%
2009	7.716	205,475	1,585,710	0.00%	1.40%	32.51%
Spinnaker Advisor
2012	9.362	145,724	1,364,332	1.70%	1.45%	15.94%
2011	8.075	177,683	1,435,029	1.22%	1.45%	(3.27%)
2010	8.348	200,848	1,677,038	0.92%	1.45%	11.93%
2009	7.458	226,270	1,687,713	0.00%	1.45%	32.48%
Mutual Shares Securities
Passport Group Tier II
2012	12.291	-	-	0.00%	1.25%	12.82%
2011	10.894	7,774	84,690	2.45%	1.25%	(2.27%)
2010	11.147	6,012	67,012	1.04%	1.25%	9.81%
2009	10.151	-	-	0.00%	1.25%	1.51%
Spinnaker & Mainsail
2012	14.019	526,069	7,374,689	2.04%	1.40%	12.66%
2011	12.444	566,736	7,052,663	2.34%	1.40%	(2.42%)
2010	12.752	579,325	7,387,738	1.58%	1.40%	9.65%
2009	11.630	614,281	7,144,093	1.95%	1.40%	24.29%
2008	9.357	607,390	5,683,171	3.05%	1.40%	(37.98%)
Spinnaker Advisor
2012	13.944	35,086	489,236	1.99%	1.45%	12.60%
2011	12.384	46,556	576,559	2.37%	1.45%	(2.47%)
2010	12.697	61,195	776,988	1.66%	1.45%	9.60%
2009	11.585	57,337	664,268	1.93%	1.45%	24.24%
2008	9.325	47,652	444,374	3.09%	1.45%	(38.02%)
Spinnaker Choice
2012	13.018	2,844	37,017	2.26%	1.55%	12.49%
2011	11.573	3,888	44,990	2.43%	1.55%	(2.56%)
2010	11.877	5,492	65,225	1.60%	1.55%	9.49%
2009	10.848	5,235	56,786	2.01%	1.55%	24.10%
2008	8.741	5,071	44,330	3.00%	1.55%	(38.08%)
Neuberger Berman AMT Guardian Class S
Spinnaker & Mainsail
2012	10.360	5,868	60,791	0.16%	1.40%	11.03%
2011	9.331	7,920	73,940	0.33%	1.40%	(4.42%)
2010	9.763	6,848	66,895	0.34%	1.40%	17.29%
2009	8.324	5,719	47,606	1.05%	1.40%	27.71%
2008	6.518	5,076	33,086	1.06%	1.40%	(34.82%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Neuberger Berman AMT Guardian Class S (Continued)
Spinnaker Advisor
2012	$10.336	1,588	$16,418	0.16%	1.45%	10.97%
2011	9.314	2,019	18,803	0.36%	1.45%	(4.47%)
2010	9.750	1,892	18,438	0.11%	1.45%	17.23%
2009	8.317	28	214	1.48%	1.45%	27.64%
2008	6.516	9	61	0.00%	1.45%	(34.84%)
Neuberger Berman AMT Mid Cap Growth Class S
Passport Group Tier II
2012	14.437	17	245	0.00%	1.25%	10.70%
2011	13.041	312	4,064	0.00%	1.25%	(0.99%)
2010	13.171	270	3,540	0.00%	1.25%	27.16%
2009	10.358	-	-	0.00%	1.25%	3.58%
Spinnaker & Mainsail
2012	11.146	52,287	582,784	0.00%	1.40%	10.54%
2011	10.083	48,429	488,351	0.00%	1.40%	(1.14%)
2010	10.199	47,005	479,387	0.00%	1.40%	26.96%
2009	8.033	43,714	351,142	0.00%	1.40%	29.52%
2008	6.202	23,828	147,785	0.00%	1.40%	(37.98%)
Spinnaker Advisor
2012	11.120	9,477	105,382	0.00%	1.45%	10.48%
2011	10.065	5,879	59,161	0.00%	1.45%	(1.18%)
2010	10.185	5,687	57,921	0.00%	1.45%	26.90%
2009	8.026	4,353	34,931	0.00%	1.45%	29.45%
2008	6.200	31	193	0.00%	1.45%	(38.00%)
Neuberger Berman AMT Mid Cap Intrinsic Value Class S1
Spinnaker & Mainsail
2012	10.420	2,457	25,596	0.36%	1.40%	13.77%
2011	9.159	2,923	26,787	0.31%	1.40%	(8.00%)
2010	9.955	3,431	34,174	0.52%	1.40%	24.24%
2009	8.013	2,069	16,575	1.11%	1.40%	44.12%
2008	5.560	-	-	0.00%	1.40%	(44.40%)
Spinnaker Advisor
2012	10.395	522	5,425	1.24%	1.45%	13.71%
2011	9.142	405	3,692	0.43%	1.45%	(8.05%)
2010	9.942	268	2,654	0.34%	1.45%	24.18%
2009	8.006	-	-	0.00%	1.45%	44.04%
2008	5.558	-	-	0.00%	1.45%	(38.00%)
Neuberger Berman Genesis Advisor
Passport Group Tier II
2012	13.739	24	329	0.03%	1.25%	8.16%
2011	12.702	423	5,366	1.78%	1.25%	3.04%
2010	12.327	369	4,530	0.00%	1.25%	19.54%
2009	10.312	-	-	0.00%	1.25%	3.12%
PIMCO All Asset Portfolio Advisor
Passport Group Tier II
2012	12.707	495	6,291	5.23%	1.25%	13.38%
2011	11.207	341	3,819	8.92%	1.25%	0.66%
2010	11.134	75	838	2.75%	1.25%	11.61%
2009	9.976	-	-	0.00%	1.25%	(0.24%)
Spinnaker & Mainsail
2012	14.439	53,789	776,640	4.90%	1.40%	13.21%
2011	12.754	54,753	698,348	7.63%	1.40%	0.51%
2010	12.689	48,204	611,691	6.79%	1.40%	11.43%
2009	11.387	36,300	413,365	6.96%	1.40%	19.74%
2008	9.510	22,161	210,752	6.18%	1.40%	(17.08%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO All Asset Portfolio Advisor (Continued)
Spinnaker Advisor
2012	$14.383	12,605	$181,300	4.87%	1.45%	13.15%
2011	12.712	13,544	172,167	7.17%	1.45%	0.47%
2010	12.653	12,843	162,500	8.65%	1.45%	11.37%
2009	11.361	3,128	35,535	7.08%	1.45%	19.68%
2008	9.493	2,876	27,295	6.15%	1.45%	(17.12%)
Spinnaker Choice
2012	14.273	9	118	4.80%	1.55%	13.04%
2011	12.627	10	108	7.40%	1.55%	0.36%
2010	12.582	10	116	6.42%	1.55%	11.27%
2009	11.308	11	116	6.35%	1.55%	19.56%
2008	9.458	11	103	5.70%	1.55%	(17.20%)
PIMCO Commodity Fund Admin
Spinnaker & Mainsail
2012	11.439	336,826	3,852,913	2.78%	1.40%	3.92%
2011	11.007	303,371	3,339,275	14.15%	1.40%	(8.84%)
2010	12.075	296,982	3,585,988	15.34%	1.40%	22.80%
2009	9.833	298,984	2,939,992	6.14%	1.40%	39.55%
2008	7.046	239,853	1,689,954	4.66%	1.40%	(44.57%)
Spinnaker Advisor
2012	11.395	50,386	574,150	2.73%	1.45%	3.86%
2011	10.971	59,916	657,298	14.29%	1.45%	(8.88%)
2010	12.040	53,628	645,693	15.34%	1.45%	22.73%
2009	9.810	57,481	563,905	6.40%	1.45%	39.49%
2008	7.033	42,197	296,764	4.27%	1.45%	(44.60%)
Spinnaker Choice
2012	11.308	9,867	111,575	2.75%	1.55%	3.76%
2011	10.898	13,949	151,972	14.59%	1.55%	(8.97%)
2010	11.972	7,539	90,216	15.09%	1.55%	22.61%
2009	9.764	8,781	85,709	5.55%	1.55%	39.35%
2008	7.007	14,916	104,492	6.22%	1.55%	(44.66%)
Spinnaker Choice with GMDB
2012	11.136	-	-	2.21%	1.75%	3.56%
2011	10.753	231	2,487	14.13%	1.75%	(9.16%)
2010	11.837	238	2,829	15.39%	1.75%	22.37%
2009	9.673	244	2,380	5.84%	1.75%	39.06%
2008	6.956	257	1,791	4.26%	1.75%	(44.76%)
Spinnaker with EEB
2012	11.308	217	2,450	2.77%	1.55%	3.76%
2011	10.898	217	2,353	14.17%	1.55%	(8.97%)
2010	11.972	217	2,582	0.00%	1.55%	22.61%
2009	9.764	217	2,103	6.41%	1.55%	39.35%
2008	7.007	150	1,044	4.90%	1.55%	(44.66%)
PIMCO Total Return Portfolio Advisor
Passport Group Tier II
2012	11.758	63,652	748,399	2.57%	1.25%	8.14%
2011	10.873	27,060	294,192	2.53%	1.25%	2.23%
2010	10.636	23,254	247,329	1.84%	1.25%	6.67%
2009	9.971	-	-	0.00%	1.25%	(0.29%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Bond VCT Class I
Spinnaker & Mainsail
2012	$37.623	96,259	$3,621,506	4.64%	1.40%	7.23%
2011	35.086	105,581	3,704,285	4.97%	1.40%	4.08%
2010	33.709	117,620	3,960,930	4.95%	1.40%	7.72%
2009	31.294	132,369	4,139,523	5.58%	1.40%	15.99%
2008	26.980	153,308	4,135,066	5.29%	1.40%	(2.02%)
Spinnaker Advisor
2012	18.383	35,257	648,136	4.64%	1.45%	7.18%
2011	17.152	40,191	689,370	4.96%	1.45%	4.03%
2010	16.488	55,739	917,894	4.95%	1.45%	7.67%
2009	15.314	70,179	1,073,878	5.57%	1.45%	15.94%
2008	13.209	81,374	1,074,537	5.29%	1.45%	(2.07%)
Pioneer Emerging Markets VCT Class II
Spinnaker & Mainsail
2012	17.713	170,589	3,021,595	0.20%	1.40%	10.11%
2011	16.087	160,921	2,588,820	0.00%	1.40%	(24.68%)
2010	21.358	163,437	3,490,651	0.32%	1.40%	14.01%
2009	18.734	159,022	2,979,178	0.89%	1.40%	71.60%
2008	10.917	140,560	1,534,542	0.09%	1.40%	(58.89%)
Spinnaker Advisor
2012	17.641	14,866	262,249	0.22%	1.45%	10.04%
2011	16.031	30,987	496,776	0.00%	1.45%	(24.71%)
2010	21.293	70,341	1,497,796	0.34%	1.45%	13.95%
2009	18.687	38,750	724,121	0.86%	1.45%	71.52%
2008	10.895	29,956	326,374	0.08%	1.45%	(58.91%)
Spinnaker Choice
2012	17.499	1,581	27,666	0.21%	1.55%	9.94%
2011	15.917	1,732	27,575	0.00%	1.55%	(24.79%)
2010	21.164	2,507	53,065	0.31%	1.55%	13.83%
2009	18.592	2,510	46,668	0.88%	1.55%	71.34%
2008	10.851	3,406	36,963	0.09%	1.55%	(58.94%)
Spinnaker with GMDB
2012	17.429	401	6,982	0.21%	1.60%	9.89%
2011	15.861	399	6,307	0.00%	1.60%	(24.83%)
2010	21.099	397	8,346	0.34%	1.60%	13.77%
2009	18.545	682	12,626	0.88%	1.60%	71.27%
2008	10.828	682	7,370	0.09%	1.60%	(58.97%)
Pioneer Equity Income VCT Class II
Spinnaker & Mainsail
2012	13.002	546,121	7,100,506	3.86%	1.40%	8.44%
2011	11.990	501,568	6,014,070	2.09%	1.40%	4.30%
2010	11.496	403,502	4,638,610	2.10%	1.40%	17.57%
2009	9.778	344,220	3,365,682	3.12%	1.40%	12.31%
2008	8.706	271,283	2,361,796	2.62%	1.40%	(31.45%)
Spinnaker Advisor
2012	12.949	31,497	407,860	3.39%	1.45%	8.38%
2011	11.948	44,506	531,752	2.00%	1.45%	4.25%
2010	11.461	41,862	479,765	2.16%	1.45%	17.51%
2009	9.753	30,789	300,278	3.16%	1.45%	12.26%
2008	8.688	24,587	213,620	2.49%	1.45%	(31.48%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Equity Income VCT Class II (Continued)
Spinnaker Choice
2012	$12.845	1,053	$13,520	3.79%	1.55%	8.27%
2011	11.864	1,152	13,661	1.60%	1.55%	4.15%
2010	11.391	4,392	50,034	2.07%	1.55%	17.40%
2009	9.703	4,676	45,366	3.10%	1.55%	12.13%
2008	8.653	5,335	46,157	2.49%	1.55%	(31.55%)
Spinnaker with GMDB
2012	12.793	74	872	3.84%	1.60%	8.21%
2011	11.822	72	758	2.05%	1.60%	4.09%
2010	11.357	69	709	2.06%	1.60%	17.34%
2009	9.679	65	592	3.11%	1.60%	12.09%
2008	8.635	62	515	2.65%	1.60%	(31.59%)
Pioneer Fund VCT Class I
Spinnaker & Mainsail
2012	56.937	598,723	34,089,637	1.55%	1.40%	8.70%
2011	52.378	676,661	35,442,051	1.55%	1.40%	(5.63%)
2010	55.504	745,640	41,387,389	1.37%	1.40%	14.42%
2009	48.511	845,050	40,995,646	1.81%	1.40%	23.46%
2008	39.293	963,940	37,877,452	1.82%	1.40%	(35.18%)
Spinnaker Advisor
2012	8.923	22,526	201,004	1.41%	1.45%	8.64%
2011	8.213	41,106	337,613	1.56%	1.45%	(5.67%)
2010	8.707	45,247	393,997	1.38%	1.45%	14.36%
2009	7.614	47,186	359,294	1.83%	1.45%	23.40%
2008	6.170	57,815	356,755	1.83%	1.45%	(35.22%)
Pioneer Growth Opportunities VCT Class I
Spinnaker & Mainsail
2012	51.817	656,462	34,016,020	0.00%	1.40%	5.53%
2011	49.100	744,757	36,567,650	0.00%	1.40%	(3.62%)
2010	50.943	812,286	41,381,227	0.00%	1.40%	18.55%
2009	42.971	921,763	39,610,528	0.00%	1.40%	42.55%
2008	30.144	1,023,845	30,863,857	0.00%	1.40%	(36.39%)
Spinnaker Advisor
2012	12.144	78,597	954,495	0.00%	1.45%	5.48%
2011	11.513	92,187	1,061,410	0.00%	1.45%	(3.66%)
2010	11.951	101,138	1,208,771	0.00%	1.45%	18.49%
2009	10.086	109,326	1,102,721	0.00%	1.45%	42.48%
2008	7.079	135,150	956,754	0.00%	1.45%	(36.42%)
Pioneer High Yield VCT Class II
Spinnaker & Mainsail
2012	14.451	138,212	1,997,158	5.24%	1.40%	14.14%
2011	12.661	133,960	1,696,113	5.07%	1.40%	(3.38%)
2010	13.104	120,210	1,573,788	5.28%	1.40%	16.05%
2009	11.292	104,662	1,180,820	7.70%	1.40%	58.04%
2008	7.145	93,574	669,051	8.30%	1.40%	(36.61%)
Spinnaker Advisor
2012	14.393	11,892	171,143	5.24%	1.45%	14.08%
2011	12.617	22,577	284,605	5.06%	1.45%	(3.43%)
2010	13.065	22,630	295,474	5.29%	1.45%	15.99%
2009	11.264	18,223	205,140	6.81%	1.45%	57.98%
2008	7.130	7,559	53,970	8.06%	1.45%	(36.65%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer High Yield VCT Class II (Continued)
Spinnaker Choice
2012	$14.277	1,534	$21,897	5.27%	1.55%	13.96%
2011	12.528	4,873	60,780	5.05%	1.55%	(3.52%)
2010	12.985	9,428	122,167	5.30%	1.55%	15.87%
2009	11.207	10,755	120,307	8.13%	1.55%	57.82%
2008	7.101	144,013	1,022,461	7.79%	1.55%	(36.71%)
Spinnaker with GMDB
2012	14.219	492	6,990	5.24%	1.60%	13.91%
2011	12.483	492	6,125	5.06%	1.60%	(3.58%)
2010	12.946	492	6,356	5.14%	1.60%	15.82%
2009	11.178	-	-	11.32%	1.60%	57.73%
2008	7.087	19	137	8.22%	1.60%	(36.74%)
Pioneer Mid Cap Value VCT Class I
Spinnaker & Mainsail
2012	25.471	275,923	7,028,071	1.02%	1.40%	9.56%
2011	23.248	316,792	7,365,264	0.82%	1.40%	(6.94%)
2010	24.983	353,698	8,837,064	1.03%	1.40%	16.57%
2009	21.431	399,310	8,557,915	1.55%	1.40%	23.84%
2008	17.306	454,540	7,866,348	1.14%	1.40%	(34.50%)
Spinnaker Advisor
2012	10.080	18,941	190,916	0.96%	1.45%	9.52%
2011	9.204	28,523	262,550	0.82%	1.45%	(6.99%)
2010	9.896	29,988	296,794	1.03%	1.45%	16.52%
2009	8.493	32,975	280,079	1.63%	1.45%	23.77%
2008	6.862	37,307	256,013	1.11%	1.45%	(34.54%)
Pioneer Real Estate VCT Class II
Spinnaker & Mainsail
2012	11.995	297,173	3,564,438	2.18%	1.40%	14.48%
2011	10.478	290,812	3,047,154	2.26%	1.40%	8.23%
2010	9.681	281,497	2,725,170	2.46%	1.40%	26.75%
2009	7.638	282,324	2,156,337	4.54%	1.40%	29.72%
2008	5.888	213,271	1,255,660	4.18%	1.40%	(39.20%)
Spinnaker Advisor
2012	11.955	41,666	498,095	2.02%	1.45%	14.42%
2011	10.448	58,796	614,327	2.21%	1.45%	8.18%
2010	9.658	66,536	642,632	2.40%	1.45%	26.68%
2009	7.624	70,934	540,781	4.51%	1.45%	29.66%
2008	5.880	62,604	368,094	4.10%	1.45%	(39.24%)
Spinnaker Choice
2012	11.875	2,976	35,345	2.14%	1.55%	14.30%
2011	10.389	3,288	34,149	2.04%	1.55%	8.07%
2010	9.613	5,785	55,608	2.49%	1.55%	26.55%
2009	7.596	5,322	40,419	4.52%	1.55%	29.54%
2008	5.864	5,516	32,344	4.55%	1.55%	(39.30%)
Spinnaker with EEB
2012	11.875	267	3,170	2.16%	1.55%	14.30%
2011	10.389	267	2,760	2.25%	1.55%	8.07%
2010	9.613	267	2,559	2.44%	1.55%	26.55%
2009	7.596	267	2,007	4.56%	1.55%	29.54%
2008	5.864	170	988	4.42%	1.55%	(39.30%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Strategic Income VCT Class II
Spinnaker & Mainsail
2012	$15.032	551,664	$8,292,144	4.71%	1.40%	9.65%
2011	13.709	496,790	6,810,598	4.91%	1.40%	0.16%
2010	13.687	375,694	5,141,205	5.31%	1.40%	9.85%
2009	12.460	276,227	3,441,768	7.88%	1.40%	27.48%
2008	9.774	198,836	1,944,023	6.80%	1.40%	(12.95%)
Spinnaker Advisor
2012	14.971	83,962	1,256,946	4.73%	1.45%	9.59%
2011	13.661	84,901	1,159,491	4.91%	1.45%	0.11%
2010	13.646	71,312	972,862	5.33%	1.45%	9.80%
2009	12.428	58,058	721,522	7.98%	1.45%	27.41%
2008	9.754	48,933	477,426	6.91%	1.45%	(13.00%)
Spinnaker Choice
2012	14.851	9,047	134,351	4.69%	1.55%	9.49%
2011	13.564	6,031	81,703	4.90%	1.55%	0.01%
2010	13.563	4,767	64,551	5.32%	1.55%	9.69%
2009	12.365	3,633	44,843	7.85%	1.55%	27.28%
2008	9.715	2,499	24,246	6.80%	1.55%	(13.08%)
Templeton Developing Markets II
Passport Group Tier II
2012	10.874	14	156	1.82%	1.25%	11.75%
2011	9.731	237	2,303	0.97%	1.25%	(16.90%)
2010	11.710	206	2,402	0.99%	1.25%	16.12%
2009	10.084	-	-	0.00%	1.25%	0.84%
Spinnaker & Mainsail
2012	22.839	173,671	3,966,552	1.37%	1.40%	11.58%
2011	20.468	195,187	3,994,935	0.96%	1.40%	(17.03%)
2010	24.668	214,821	5,298,926	1.59%	1.40%	15.95%
2009	21.274	223,664	4,758,030	3.97%	1.40%	70.19%
2008	12.500	219,489	2,743,459	2.74%	1.40%	(53.36%)
Spinnaker Advisor
2012	23.586	22,258	524,974	1.37%	1.45%	11.53%
2011	21.148	25,648	542,413	0.99%	1.45%	(17.07%)
2010	25.500	29,182	744,161	1.55%	1.45%	15.89%
2009	22.003	32,728	720,107	4.31%	1.45%	70.12%
2008	12.934	33,949	439,116	2.35%	1.45%	(53.39%)
Spinnaker Choice
2012	20.624	621	12,804	1.32%	1.55%	11.41%
2011	18.511	735	13,616	0.86%	1.55%	(17.15%)
2010	22.342	912	20,373	1.81%	1.55%	15.78%
2009	19.297	1,229	23,712	6.40%	1.55%	69.94%
2008	11.355	2,271	25,794	2.50%	1.55%	(53.44%)
Spinnaker Choice with GMDB
2012	20.270	-	-	1.50%	1.75%	11.20%
2011	18.229	140	2,555	0.96%	1.75%	(17.31%)
2010	22.046	121	2,686	1.64%	1.75%	15.55%
2009	19.080	128	2,448	4.81%	1.75%	69.60%
2008	11.250	161	1,811	2.63%	1.75%	(53.53%)
Spinnaker with GMDB
2012	22.447	275	6,163	1.38%	1.60%	11.37%
2011	20.156	275	5,524	0.97%	1.60%	(17.19%)
2010	24.341	275	6,675	1.58%	1.60%	15.72%
2009	21.034	-	-	0.00%	1.60%	69.85%
2008	12.384	-	-	0.00%	1.60%	(53.46%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Global Bond Securities II
Passport Group Tier II
2012	$12.483	32	$401	8.66%	1.25%	13.64%
2011	10.985	541	5,925	5.55%	1.25%	(2.10%)
2010	11.221	464	5,196	0.89%	1.25%	13.02%
2009	9.928	-	-	0.00%	1.25%	(0.72%)
Spinnaker & Mainsail
2012	18.316	554,935	10,164,417	6.34%	1.40%	13.46%
2011	16.143	552,458	8,918,425	5.67%	1.40%	(2.25%)
2010	16.514	466,424	7,702,538	1.40%	1.40%	12.85%
2009	14.633	356,507	5,216,618	13.77%	1.40%	17.04%
2008	12.503	280,417	3,506,054	3.43%	1.40%	4.73%
Spinnaker Advisor
2012	18.246	77,432	1,412,848	6.31%	1.45%	13.41%
2011	16.089	86,298	1,388,487	5.22%	1.45%	(2.30%)
2010	16.467	76,633	1,261,919	1.47%	1.45%	12.80%
2009	14.598	57,500	839,397	13.57%	1.45%	16.97%
2008	12.480	36,287	452,866	3.80%	1.45%	4.68%
Spinnaker Choice
2012	18.107	33,498	606,533	6.38%	1.55%	13.30%
2011	15.982	34,501	551,383	5.81%	1.55%	(2.39%)
2010	16.374	7,031	115,099	1.51%	1.55%	12.69%
2009	14.530	5,756	83,609	14.56%	1.55%	16.86%
2008	12.434	6,173	76,734	3.96%	1.55%	4.58%
Spinnaker Choice with GMDB
2012	17.831	283	5,048	6.34%	1.75%	13.07%
2011	15.770	284	4,493	5.56%	1.75%	(2.59%)
2010	16.189	284	4,601	1.43%	1.75%	12.46%
2009	14.395	285	4,095	14.37%	1.75%	16.62%
2008	12.343	286	3,520	3.63%	1.75%	4.36%
Templeton Growth Securities II
Spinnaker & Mainsail
2012	13.143	485,647	6,383,022	2.06%	1.40%	19.37%
2011	11.010	508,787	5,601,655	1.36%	1.40%	(8.27%)
2010	12.002	487,278	5,846,960	1.37%	1.40%	5.90%
2009	11.333	491,961	5,574,153	3.17%	1.40%	29.28%
2008	8.766	467,717	4,099,122	1.77%	1.40%	(43.13%)
Spinnaker Advisor
2012	13.073	24,443	319,547	2.06%	1.45%	19.31%
2011	10.957	27,636	302,796	1.33%	1.45%	(8.31%)
2010	11.950	29,643	354,232	1.34%	1.45%	5.85%
2009	11.290	31,517	355,816	3.20%	1.45%	29.22%
2008	8.737	34,135	298,231	1.80%	1.45%	(43.16%)
Spinnaker Choice
2012	12.304	335	4,123	2.48%	1.55%	19.20%
2011	10.322	1,619	16,714	1.33%	1.55%	(8.40%)
2010	11.269	2,855	32,172	1.36%	1.55%	5.74%
2009	10.657	2,882	30,704	2.92%	1.55%	29.08%
2008	8.256	4,176	34,470	1.78%	1.55%	(43.21%)
Vanguard Balanced
Focus Tier I
2012	11.543	24,179	279,090	2.83%	1.35%	11.05%
2011	10.394	31,403	326,438	2.65%	1.35%	2.30%
2010	10.160	27,413	278,504	2.95%	1.35%	9.53%
2009	9.276	26,972	250,185	3.91%	1.35%	21.25%
2008	7.650	23,163	177,188	3.10%	1.35%	(23.61%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Balanced (Continued)
Focus Tier I with GMDB
2012	$11.479	3,333	$38,256	2.70%	1.45%	10.94%
2011	10.347	3,396	35,106	0.85%	1.45%	2.21%
2010	10.123	790	7,968	1.66%	1.45%	9.41%
2009	9.252	327	3,009	4.42%	1.45%	21.13%
2008	7.638	332	2,533	0.00%	1.45%	(23.69%)
Focus Tier II
2012	11.575	19,322	223,647	1.99%	1.30%	11.11%
2011	10.418	8,638	89,981	1.19%	1.30%	2.36%
2010	10.178	3,061	31,146	3.01%	1.30%	9.58%
2009	9.288	3,006	27,917	1.59%	1.30%	21.32%
2008	7.656	774	5,924	0.00%	1.30%	(23.57%)
Focus Tier II with GMDB
2012	11.511	20,211	232,642	2.70%	1.40%	10.99%
2011	10.371	20,211	209,599	2.60%	1.40%	2.27%
2010	10.141	20,211	204,968	3.38%	1.40%	9.47%
2009	9.264	38,110	353,038	4.53%	1.40%	21.19%
2008	7.644	39,579	302,530	0.00%	1.40%	(23.64%)
Focus Tier III
2012	11.640	8,215	95,617	2.70%	1.20%	11.22%
2011	10.466	8,215	85,978	2.51%	1.20%	2.47%
2010	10.214	13,951	142,502	2.04%	1.20%	9.69%
2009	9.312	8,215	76,492	4.42%	1.20%	21.44%
2008	7.668	8,215	62,991	3.42%	1.20%	(23.50%)
Passport Group Tier II
2012	12.368	1,258	15,560	2.68%	1.50%	10.88%
2011	11.154	974	10,867	2.45%	1.50%	2.16%
2010	10.918	3,464	37,821	0.00%	1.50%	9.37%
2009	9.983	-	-	0.00%	1.50%	(0.17%)
Vanguard High Yield Bond
Focus Tier I
2012	13.493	16,279	219,650	5.48%	1.35%	12.76%
2011	11.966	17,720	212,037	7.40%	1.35%	5.50%
2010	11.342	18,595	210,895	7.17%	1.35%	10.60%
2009	10.255	23,216	238,062	7.51%	1.35%	36.99%
2008	7.486	19,577	146,543	5.52%	1.35%	(22.99%)
Focus Tier I with GMDB
2012	13.418	3,716	49,855	5.35%	1.45%	12.65%
2011	11.911	3,570	42,522	6.23%	1.45%	5.40%
2010	11.301	3,317	37,480	8.10%	1.45%	10.49%
2009	10.228	5,032	51,467	6.07%	1.45%	36.85%
2008	7.474	2,274	16,999	4.89%	1.45%	(23.08%)
Focus Tier II
2012	13.530	19,744	267,143	5.76%	1.30%	12.82%
2011	11.993	32,970	395,418	7.66%	1.30%	5.55%
2010	11.362	38,140	433,347	5.45%	1.30%	10.65%
2009	10.268	21,049	216,127	8.01%	1.30%	37.05%
2008	7.492	24,989	187,204	4.32%	1.30%	(22.95%)
Focus Tier II with GMDB
2012	13.455	6,221	83,703	5.45%	1.40%	12.70%
2011	11.939	6,422	76,673	6.67%	1.40%	5.46%
2010	11.321	5,583	63,212	5.53%	1.40%	10.55%
2009	10.241	2,865	29,339	9.53%	1.40%	36.91%
2008	7.480	4,538	33,940	6.53%	1.40%	(23.04%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard High Yield Bond (Continued)
Focus Tier III
2012	$13.606	18,135	$246,743	5.47%	1.20%	12.93%
2011	12.048	16,363	197,148	4.81%	1.20%	5.66%
2010	11.403	22,080	251,776	8.17%	1.20%	10.77%
2009	10.294	14,260	146,791	7.05%	1.20%	37.20%
2008	7.503	4,078	30,597	0.00%	1.20%	(22.89%)
Focus Tier III with GMDB
2012	13.530	-	-	6.71%	1.30%	12.82%
2011	11.993	6,549	78,439	7.20%	1.30%	5.55%
2010	11.362	-	-	0.00%	1.30%	10.65%
2009	10.268	-	-	0.00%	1.30%	37.05%
2008	7.492	-	-	0.00%	1.30%	(22.95%)
Focus Tier IV
2012	13.682	4,056	55,496	0.00%	1.10%	13.05%
2011	12.103	-	-	0.00%	1.10%	5.76%
2010	11.444	-	-	0.00%	1.10%	10.88%
2009	10.321	-	-	0.00%	1.10%	37.34%
2008	7.515	-	-	0.00%	1.10%	(22.80%)
Passport Group Tier II
2012	13.371	-	-	0.05%	1.50%	12.59%
2011	11.876	228	2,715	4.04%	1.50%	5.35%
2010	11.273	210	2,367	6.48%	1.50%	10.43%
2009	10.208	-	-	0.00%	1.50%	2.08%
Vanguard International
Focus Tier I
2012	9.113	38,488	350,722	2.13%	1.35%	18.54%
2011	7.688	46,683	358,915	1.67%	1.35%	(14.70%)
2010	9.013	48,314	435,446	1.62%	1.35%	14.18%
2009	7.894	45,640	360,285	3.48%	1.35%	40.86%
2008	5.604	39,019	218,655	1.20%	1.35%	(45.66%)
Focus Tier I with GMDB
2012	9.062	7,680	69,592	1.67%	1.45%	18.41%
2011	7.653	5,731	43,863	1.97%	1.45%	(14.79%)
2010	8.981	8,934	80,229	1.18%	1.45%	14.06%
2009	7.874	6,626	52,170	3.36%	1.45%	40.73%
2008	5.595	4,745	26,546	0.63%	1.45%	(45.71%)
Focus Tier II
2012	9.138	52,903	483,427	2.07%	1.30%	18.58%
2011	7.706	70,834	545,853	1.55%	1.30%	(14.65%)
2010	9.029	74,820	675,552	1.63%	1.30%	14.23%
2009	7.904	52,809	417,419	3.54%	1.30%	40.94%
2008	5.608	30,468	170,873	1.54%	1.30%	(45.63%)
Focus Tier II with GMDB
2012	9.087	11,358	103,215	2.29%	1.40%	18.46%
2011	7.671	14,368	110,211	1.39%	1.40%	(14.74%)
2010	8.997	11,490	103,375	1.29%	1.40%	14.12%
2009	7.884	6,365	50,184	2.85%	1.40%	40.81%
2008	5.599	3,215	17,998	2.05%	1.40%	(45.69%)
Focus Tier III
2012	9.189	51,562	473,813	1.96%	1.20%	18.71%
2011	7.741	38,147	295,309	1.46%	1.20%	(14.57%)
2010	9.061	35,498	321,660	1.48%	1.20%	14.33%
2009	7.925	27,006	214,012	3.20%	1.20%	41.09%
2008	5.617	10,424	58,551	0.00%	1.20%	(45.58%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard International (Continued)
Focus Tier IV
2012	$9.241	41,769	$385,968	1.89%	1.10%	18.82%
2011	7.777	34,356	267,183	1.57%	1.10%	(14.48%)
2010	9.094	18,946	172,296	0.00%	1.10%	14.46%
2009	7.945	-	-	0.00%	1.10%	41.22%
2008	5.626	-	-	0.00%	1.10%	(45.52%)
Passport Group Tier II
2012	11.387	253	2,879	4.05%	1.50%	18.34%
2011	9.622	2,117	20,367	1.55%	1.50%	(14.82%)
2010	11.296	2,664	30,091	0.00%	1.50%	14.00%
2009	9.909	-	-	0.00%	1.50%	(0.91%)
Vanguard Mid-Cap Index
Focus Tier I
2012	10.025	58,015	581,598	1.16%	1.35%	14.26%
2011	8.774	66,538	583,790	1.03%	1.35%	(3.35%)
2010	9.078	67,998	617,267	0.99%	1.35%	23.70%
2009	7.339	77,366	567,792	1.54%	1.35%	38.50%
2008	5.299	63,131	334,555	1.14%	1.35%	(42.60%)
Focus Tier I with GMDB
2012	9.969	15,587	155,383	1.02%	1.45%	14.14%
2011	8.734	13,466	117,609	1.10%	1.45%	(3.44%)
2010	9.045	17,371	157,127	0.85%	1.45%	23.57%
2009	7.320	17,624	129,012	1.49%	1.45%	38.35%
2008	5.291	10,567	55,910	0.67%	1.45%	(42.66%)
Focus Tier II
2012	10.053	57,907	582,134	1.18%	1.30%	14.32%
2011	8.794	74,649	656,456	1.03%	1.30%	(3.30%)
2010	9.094	90,571	823,648	0.91%	1.30%	23.74%
2009	7.349	80,542	591,867	1.63%	1.30%	38.56%
2008	5.304	68,527	363,434	0.75%	1.30%	(42.57%)
Focus Tier II with GMDB
2012	9.997	14,433	144,286	1.23%	1.40%	14.20%
2011	8.754	17,519	153,356	0.82%	1.40%	(3.39%)
2010	9.061	12,754	115,575	0.77%	1.40%	23.62%
2009	7.330	6,107	44,769	2.05%	1.40%	38.43%
2008	5.295	10,048	53,206	1.41%	1.40%	(42.63%)
Focus Tier III
2012	10.109	60,947	616,122	1.13%	1.20%	14.43%
2011	8.834	64,045	565,782	0.83%	1.20%	(3.21%)
2010	9.127	48,420	441,902	0.86%	1.20%	23.87%
2009	7.368	46,850	345,172	1.66%	1.20%	38.70%
2008	5.312	25,233	134,039	1.40%	1.20%	(42.51%)
Focus Tier IV
2012	10.166	24,924	253,373	0.77%	1.10%	14.55%
2011	8.875	9,010	79,964	0.99%	1.10%	(3.10%)
2010	9.159	5,103	46,744	0.00%	1.10%	23.99%
2009	7.387	-	-	0.00%	1.10%	38.85%
2008	5.320	-	-	0.00%	1.10%	(42.46%)
Passport Group Tier II
2012	14.124	109	1,537	1.97%	1.50%	14.09%
2011	12.380	375	4,640	1.16%	1.50%	(3.49%)
2010	12.828	17	210	0.00%	1.50%	23.51%
2009	10.386	-	-	0.00%	1.50%	3.86%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard REIT Index
Focus Tier I
2012	$9.881	20,896	$206,470	2.07%	1.35%	15.88%
2011	8.527	27,620	235,505	1.48%	1.35%	6.99%
2010	7.970	19,609	156,273	2.87%	1.35%	26.53%
2009	6.299	23,412	147,456	4.70%	1.35%	27.41%
2008	4.944	19,669	97,233	1.76%	1.35%	(38.08%)
Focus Tier I with GMDB
2012	9.826	6,993	68,715	1.91%	1.45%	15.76%
2011	8.488	6,935	58,864	1.45%	1.45%	6.89%
2010	7.941	5,950	47,258	1.24%	1.45%	26.41%
2009	6.282	2,444	15,361	5.04%	1.45%	27.27%
2008	4.936	1,640	8,096	2.15%	1.45%	(38.15%)
Focus Tier II
2012	9.908	35,876	355,477	1.88%	1.30%	15.94%
2011	8.546	36,290	310,142	1.62%	1.30%	7.04%
2010	7.984	37,016	295,534	2.69%	1.30%	26.59%
2009	6.307	28,953	182,595	4.81%	1.30%	27.49%
2008	4.947	23,542	116,471	1.54%	1.30%	(38.07%)
Focus Tier II with GMDB
2012	9.853	5,539	54,575	1.95%	1.40%	15.82%
2011	8.507	5,777	49,146	1.62%	1.40%	6.93%
2010	7.956	5,160	41,051	2.76%	1.40%	26.49%
2009	6.290	3,979	25,028	2.77%	1.40%	27.33%
2008	4.940	1,806	8,921	3.70%	1.40%	(38.12%)
Focus Tier III
2012	9.964	20,440	203,659	2.04%	1.20%	16.06%
2011	8.585	22,333	191,738	1.41%	1.20%	7.14%
2010	8.013	23,432	187,751	2.04%	1.20%	26.73%
2009	6.323	11,509	72,770	4.74%	1.20%	27.61%
2008	4.955	6,085	30,152	0.00%	1.20%	(38.00%)
Focus Tier IV
2012	10.020	13,711	137,382	1.65%	1.10%	16.17%
2011	8.625	8,508	73,383	1.69%	1.10%	7.26%
2010	8.041	4,893	39,349	0.00%	1.10%	26.85%
2009	6.339	-	-	0.00%	1.10%	27.73%
2008	4.963	-	-	0.00%	1.10%	(37.94%)
Passport Group Tier II
2012	15.926	27	431	4.34%	1.50%	15.71%
2011	13.764	794	10,922	1.82%	1.50%	6.83%
2010	12.884	430	5,535	0.00%	1.50%	26.34%
2009	10.198	-	-	0.00%	1.50%	1.98%
Vanguard Total Bond Market Index
Focus Tier I
2012	13.044	58,333	760,887	2.72%	1.35%	2.63%
2011	12.710	63,101	802,017	3.32%	1.35%	6.21%
2010	11.967	65,454	783,260	3.70%	1.35%	5.08%
2009	11.389	64,371	733,116	3.75%	1.35%	4.52%
2008	10.896	49,981	544,614	2.91%	1.35%	3.81%
Focus Tier I with GMDB
2012	12.971	10,158	131,759	2.46%	1.45%	2.52%
2011	12.652	9,060	114,625	4.00%	1.45%	6.11%
2010	11.924	13,690	163,237	3.45%	1.45%	4.96%
2009	11.360	18,865	214,301	3.82%	1.45%	4.42%
2008	10.879	9,310	101,295	2.00%	1.45%	3.71%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Total Bond Market Index (Continued)
Focus Tier II
2012	$13.080	55,688	$728,419	2.89%	1.30%	2.68%
2011	12.739	81,589	1,039,381	3.40%	1.30%	6.26%
2010	11.988	99,207	1,189,306	3.55%	1.30%	5.12%
2009	11.404	94,180	1,074,000	4.32%	1.30%	4.58%
2008	10.905	102,355	1,116,182	2.03%	1.30%	3.87%
Focus Tier II with GMDB
2012	13.008	43,586	566,955	2.79%	1.40%	2.58%
2011	12.681	47,265	599,379	3.08%	1.40%	6.16%
2010	11.945	43,020	513,901	3.36%	1.40%	5.02%
2009	11.374	25,879	294,369	2.95%	1.40%	4.46%
2008	10.888	11,745	127,882	3.95%	1.40%	3.76%
Focus Tier III
2012	13.153	105,525	1,388,010	2.64%	1.20%	2.77%
2011	12.798	98,501	1,260,593	3.01%	1.20%	6.38%
2010	12.031	84,167	1,012,629	3.64%	1.20%	5.23%
2009	11.433	48,193	551,001	3.76%	1.20%	4.68%
2008	10.922	36,900	403,037	2.39%	1.20%	3.97%
Focus Tier III with GMDB
2012	13.080	-	-	3.32%	1.30%	2.68%
2011	12.739	6,260	79,947	3.25%	1.30%	6.26%
2010	11.988	-	-	0.00%	1.30%	5.12%
2009	11.404	-	-	0.00%	1.30%	4.58%
2008	10.905	-	-	0.00%	1.30%	3.87%
Focus Tier IV
2012	13.227	65,981	872,732	2.47%	1.10%	2.89%
2011	12.856	51,429	661,190	3.22%	1.10%	6.48%
2010	12.074	28,452	343,537	0.00%	1.10%	5.33%
2009	11.463	-	-	0.00%	1.10%	4.79%
2008	10.939	-	-	0.00%	1.10%	4.07%
Passport Group Tier II
2012	11.293	548	6,188	3.40%	1.50%	2.47%
2011	11.021	708	7,796	2.86%	1.50%	6.05%
2010	10.392	366	3,799	0.00%	1.50%	4.92%
2009	9.905	-	-	0.00%	1.50%	(0.95%)
Vanguard Total Stock Market Index
Focus Tier I
2012	9.797	81,524	798,733	1.72%	1.35%	14.76%
2011	8.537	99,329	847,974	1.40%	1.35%	(0.51%)
2010	8.581	100,950	866,288	1.93%	1.35%	15.54%
2009	7.427	99,987	742,620	1.79%	1.35%	26.52%
2008	5.870	82,661	485,189	0.93%	1.35%	(38.12%)
Focus Tier I with GMDB
2012	9.743	18,723	182,417	1.51%	1.45%	14.65%
2011	8.498	17,095	145,272	1.52%	1.45%	(0.62%)
2010	8.551	21,991	188,034	1.76%	1.45%	15.43%
2009	7.408	24,688	182,888	1.70%	1.45%	26.42%
2008	5.860	12,235	71,704	0.62%	1.45%	(38.19%)
Focus Tier II
2012	9.825	116,872	1,148,249	1.66%	1.30%	14.82%
2011	8.557	154,832	1,324,830	1.41%	1.30%	(0.47%)
2010	8.597	175,535	1,509,032	1.87%	1.30%	15.60%
2009	7.437	141,114	1,049,429	1.88%	1.30%	26.61%
2008	5.874	111,431	654,576	0.79%	1.30%	(38.10%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Total Stock Market Index (Continued)
Focus Tier II with GMDB
2012	$9.770	37,585	$367,214	1.74%	1.40%	14.71%
2011	8.517	43,430	369,908	1.27%	1.40%	(0.57%)
2010	8.566	37,913	324,758	1.68%	1.40%	15.48%
2009	7.418	20,976	155,587	1.68%	1.40%	26.48%
2008	5.865	11,676	68,476	1.37%	1.40%	(38.16%)
Focus Tier III
2012	9.880	129,909	1,283,473	1.65%	1.20%	14.94%
2011	8.596	101,344	871,138	1.31%	1.20%	(0.37%)
2010	8.628	83,049	716,514	1.77%	1.20%	15.72%
2009	7.456	61,256	456,727	1.86%	1.20%	26.72%
2008	5.884	34,461	202,754	1.06%	1.20%	(38.02%)
Focus Tier IV
2012	9.935	61,308	609,089	1.45%	1.10%	15.06%
2011	8.635	41,796	360,917	1.36%	1.10%	(0.27%)
2010	8.658	23,374	202,387	0.00%	1.10%	15.83%
2009	7.475	-	-	0.00%	1.10%	26.85%
2008	5.893	-	-	0.00%	1.10%	(37.97%)
Passport Group Tier II
2012	13.314	31	419	3.65%	1.40%	14.60%
2011	11.618	943	10,947	1.37%	1.40%	(0.67%)
2010	11.696	4,499	52,615	0.00%	1.40%	15.37%
2009	10.138	-	-	0.00%	1.40%	1.38%
Wanger USA
Spinnaker & Mainsail
2012	52.703	3,696	194,801	0.27%	1.40%	18.34%
2011	44.534	5,149	229,309	0.00%	1.40%	(4.83%)
2010	46.795	6,743	315,562	0.00%	1.40%	21.64%
2009	38.470	8,453	325,191	0.00%	1.40%	40.25%
2008	27.430	10,298	282,484	0.00%	1.40%	(40.52%)

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges and asset related administration charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.  SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 30, 2013, the date on which the Separate Account's financial statements were available to be issued.

FINANCIAL STATEMENTS – STATUTORY BASIS

Symetra Life Insurance Company

As of December 31, 2012 and 2011

and Each of the Three Years in the Period Ended

December 31, 2012

With Report of Independent Registered Public Accounting Firm

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2012 and 2011

and Each of the Three Years in the Period Ended

December 31, 2012

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company as of December 31, 2012 and 2011, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Department.

/s/ Ernst & Young LLP

Seattle, Washington

April 12, 2013

1

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	As of December 31,
	2012	2011
	(In Millions)
Admitted assets
Cash and invested assets:
Bonds	$16,130.2	$16,190.4
Preferred stocks	97.2	97.8
Common stocks:
Affiliated	157.5	89.0
Nonaffiliated	436.6	377.2
Mortgage loans	2,886.9	2,382.5
Contract loans	67.1	70.0
Cash and short-term investments	27.9	117.1
Limited partnerships	203.4	197.2
Other invested assets	42.8	39.2
Receivables for securities	5.5	5.6

Total cash and invested assets	20,055.1	19,566.0
Investment income, due and accrued	230.9	223.6
Uncollected premiums (net of loading of $(0.7) and $(0.9), respectively)	20.2	20.2
Deferred premiums (net of loading of $(22.9) and $(23.5), respectively)	47.6	48.3
Net deferred tax assets	69.1	91.0
Funds on deposit with reinsurance company	84.5	80.7
Reinsurance recoverables	8.3	8.6
Current federal income taxes recoverable	40.5	2.9
Affiliated receivables	5.5	10.8
Other receivables	9.3	10.5
Separate account assets	4,896.8	4,708.9

Total admitted assets	$25,467.8	$24,771.5

2

	As of December 31,
	2012	2011
	(In Millions, Except per Share Data)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$15,770.3	$15,260.5
Accident and health reserves	6.1	4.8
Policy and contract claims	157.7	163.7
Liability for deposit-type contracts	2,093.1	2,096.1
Unearned premiums and annuity considerations	3.2	3.0

Total policy and contract liabilities	18,030.4	17,528.1
Commissions and agents’ balances, due and accrued	9.4	4.0
General expenses and taxes, due and accrued	44.8	41.6
Transfers to separate accounts	(4.3)	(4.8)
Limited partnership liabilities	34.4	71.5
Secured benefit accounts liabilities	49.8	65.6
Other liabilities	78.5	114.5
Asset valuation reserve	257.9	217.7
Interest maintenance reserve	222.4	234.0
Affiliated payables	12.7	13.2
Separate account liabilities	4,819.2	4,663.3

Total liabilities	23,555.2	22,948.7
Commitments and contingencies (Note 14)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding	5.0	5.0
Gross paid-in and contributed surplus	645.3	639.8
Special surplus funds	—	33.1
Unassigned funds	1,262.3	1,144.9

Total capital and surplus	1,912.6	1,822.8

Total liabilities and capital and surplus	$25,467.8	$24,771.5

See accompanying notes.

3

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2012	2011	2010
	(In Millions)
Premiums and other revenues:
Premiums and annuity considerations	$1,955.3	$2,626.7	$3,012.2
Net investment income	1,053.4	1,052.8	1,005.8
Amortization of interest maintenance reserve	32.8	28.2	22.4
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	8.3	8.4	8.9
Other income	81.3	85.8	66.2

Total premiums and other revenues	3,131.1	3,801.9	4,115.5
Benefits:
Death benefits	103.2	99.5	88.2
Annuity benefits	310.5	311.1	300.9
Surrender and maturity benefits	1,163.0	993.8	818.2
Accident and health and other benefits	485.9	440.3	402.0
Increase in policy reserves	449.5	1,442.1	1,539.8

Total benefits	2,512.1	3,286.8	3,149.1
Insurance expenses and other deductions:
Commissions	121.1	148.8	148.7
General insurance expenses	270.7	228.8	206.0
Net transfers to (from) separate accounts	(59.9)	(83.6)	358.8

Total insurance expenses and other deductions	331.9	294.0	713.5

Gain from operations before federal income taxes and net realized capital gains (losses)	287.1	221.1	252.9
Federal income tax expense	4.9	61.3	58.9

Gain from operations before net realized capital gains (losses)	282.2	159.8	194.0
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve)	(29.9)	(4.0)	0.5

Net income	$252.3	$155.8	$194.5

See accompanying notes.

4

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
	(In Millions)
Balances as of January 1, 2010	$5.0	$422.2	$38.7	$949.6	$1,415.5
Net income	—	—	—	194.5	194.5
Change in net unrealized capital gains	—	—	—	31.0	31.0
Change in net deferred income taxes	—	—	—	(9.0)	(9.0)
Change in nonadmitted assets	—	—	—	24.3	24.3
Change in surplus in separate accounts	—	—	—	(2.0)	(2.0)
Change in reserve on account of change in valuation basis	—	—	—	(10.6)	(10.6)
Change in asset valuation reserve	—	—	—	(61.3)	(61.3)
Change in special surplus funds	—	—	1.4	—	1.4
Correction of errors	—	—	—	(4.7)	(4.7)
Capital contribution from Parent	—	213.2	—	—	213.2
Dividends to Parent	—	—	—	(40.0)	(40.0)

Balances as of December 31, 2010	5.0	635.4	40.1	1,071.8	1,752.3
Net income	—	—	—	155.8	155.8
Change in net unrealized capital gains	—	—	—	0.2	0.2
Change in net deferred income taxes	—	—	—	9.8	9.8
Change in nonadmitted assets	—	—	—	(7.1)	(7.1)
Change in asset valuation reserve	—	—	—	(34.8)	(34.8)
Change in special surplus funds	—	—	(7.0)	—	(7.0)
Correction of errors	—	—	—	1.2	1.2
Capital contribution from Parent	—	4.4	—	—	4.4
Dividends to Parent	—	—	—	(52.0)	(52.0)

Balances as of December 31, 2011	5.0	639.8	33.1	1,144.9	1,822.8
Net income	—	—	—	252.3	252.3
Change in net unrealized capital gains	—	—	—	40.5	40.5
Change in net deferred income taxes	—	—	—	(7.1)	(7.1)
Change in nonadmitted assets	—	—	—	2.9	2.9
Change in reserve on account of change in valuation basis				(89.3)	(89.3)
Change in asset valuation reserve	—	—	—	(40.2)	(40.2)
Change in special surplus funds	—	—	(33.1)	33.1	—
Correction of errors	—	—	—	5.2	5.2
Capital contribution from Parent	—	5.5	—	—	5.5
Dividends to Parent	—	—	—	(80.0)	(80.0)

Balances as of December 31, 2012	$5.0	$645.3	$—	$1,262.3	$1,912.6

See accompanying notes.

5

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2012	2011	2010
	(In Millions)
Operating activities
Premiums and annuity considerations collected	$1,955.9	$2,620.7	$3,017.2
Net investment income received	1,080.1	1,049.0	969.1
Other income	56.1	54.9	74.9

Total cash provided by operating activities	3,092.1	3,724.6	4,061.2
Benefits and loss-related payments	(2,067.3)	(1,832.2)	(1,611.2)
Transfers (to) from separate accounts	60.4	84.5	(367.1)
Commissions, other expenses and taxes paid	(366.9)	(365.9)	(333.7)
Federal income taxes paid	(46.5)	(74.6)	(45.6)

Total cash used in operating activities	(2,420.3)	(2,188.2)	(2,357.6)

Net cash provided by (used in) operating activities	671.8	1,536.4	1,703.6
Investing activities
Investments sold, matured or repaid:
Bonds	2,618.7	2,340.6	2,114.3
Stocks	152.9	126.7	55.7
Mortgage loans	241.6	151.9	75.2
Limited partnerships and other invested assets	—	0.4	0.2

Total investments sold, matured or repaid	3,013.2	2,619.6	2,245.4
Cost of investments acquired:
Bonds	(2,555.8)	(2,822.8)	(3,280.0)
Stocks	(229.2)	(325.7)	(52.0)
Mortgage loans	(747.2)	(892.7)	(541.1)
Limited partnerships and other invested assets	(26.8)	(24.5)	(53.3)

Total cost of investments acquired	(3,559.0)	(4,065.7)	(3,926.4)
Miscellaneous proceeds (applications), net	(36.9)	8.9	27.8
Decrease in contract loans, net	3.3	2.5	2.4

Net cash provided by (used in) investing activities	(579.4)	(1,434.7)	(1,650.8)
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	(24.4)	(98.0)	(114.9)
Net transfers (to) from Parent, subsidiaries and affiliates	4.8	(6.3)	10.8
Capital contribution from Parent	—	—	210.7
Dividends to Parent	(80.0)	(52.0)	(40.0)
Other cash provided (used)	(82.0)	3.4	(2.9)

Net cash provided by (used in) provided by financing activities	(181.6)	(152.9)	63.7

Net increase (decrease) in cash and short-term investments	(89.2)	(51.2)	116.5
Cash and short-term investments, beginning of year	117.1	168.3	51.8

Cash and short-term investments, end of year	$27.9	$117.1	$168.3

6

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2012	2011	2010
		(In Millions)
Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds – exchanges	$84.9	$208.2	$65.8
Mortgage loans – refinances	25.4	8.7	21.3
Deposit contract liability – valuation reserve	21.4	—	—
Bond interest converted to principal	15.7	21.9	35.2
Stocks – exchanges	12.0	11.9	13.4
Investments in limited partnerships	10.3	40.7	21.2
Share-based compensation and other – capital contribution from Parent	5.5	4.4	2.5
Bonds and stocks – bonds converted to stocks	2.4	1.5	40.8
Stocks – spin-offs	2.0	3.5	—
Bonds and other invested assets – bonds converted to other invested assets	1.4	0.5	—
Contract loans – interest converted to principal	0.4	1.2	—
Mortgage loans and real estate – mortgage converted to real estate	—	—	1.7
Stocks and other invested assets – warrants converted to stock	—	—	0.7

See accompanying notes.

7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2012

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers products and services that include retirement, group insurance products and life insurance products marketed through benefits consultants, financial institutions and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as a percentage of 2012 premium include fixed deferred annuities (55.0%), medical stop-loss insurance (25.3%), individual life insurance (6.8%), variable deferred annuities (4.4%) and single premium immediate annuities (4.1%). Four financial institutions accounted for 82.5% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2012. Three financial institutions accounted for 49.6% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2011. Two financial institutions accounted for 25.2% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2010. No other financial institutions accounted for more than 10% of fixed deferred annuity sales. Fixed deferred annuity sales represent premiums on new policies net of first year policy lapses and/or surrenders.

The Company has two wholly owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York. The Company is a wholly owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. See Note 15 for additional ownership information.

Subsequent events have been considered through April 12, 2013, the date the financial statements were available to be issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the state of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

8

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The preparation of financial statements in conformity with statutory accounting principles (SAP) requires the Company to make estimates that affect the amounts reported in the financial statements and disclosed in the accompanying notes. The most significant estimates include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the determination of liabilities for policy and contract claims; and the admissibility of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.

Certain reclassifications have been made to prior year financial information to conform to the current period presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized as revenue and considered earned when due, while amounts received for universal life policies and annuity contracts are credited to policyholder account balances and reflected as liabilities rather than premium income when received.

The Company estimates accrued retrospective premiums for certain group health insurance policies in accordance with the terms of each contract and records it as an adjustment to earned premium. The contracts call for additional premium to be paid or refunded if claims experience exceeds or falls below a stated percentage of premiums. For the years ended December 31, 2012, 2011 and 2010, the amount of net premiums written by the Company that are subject to

9

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

retrospective rating features was $30.2, or 5.5%, $26.6, or 5.5% and $17.2, or 4.1% respectively, of the total net premiums written on the Company’s group health business. The impact of retrospective premium adjustments recorded on earned premium was not material for the years ended December 31, 2012, 2011 and 2010.

The Company does not use managing general agents. Direct premiums written through third-party administrators totaled $27.4, $25.1 and $34.4 for the years ended December 31, 2012, 2011 and 2010, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred.

Under GAAP, the Company defers costs that are directly related to the successful acquisition of new or the renewal of existing insurance contracts. These primarily include commissions, distribution costs directly related to production, third-party underwriting costs and the portion of salaries and benefits related to employee time spent on processing successful new and renewal contracts. The deferral is limited to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred. The Company amortizes acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. Immediate annuity acquisition costs are amortized using a constant yield approach and traditional individual life insurance policy acquisition costs are amortized over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities.

Under GAAP, sales inducements offered on certain deferred annuity contracts and universal life policies are deferred and amortized into interest credited using the same methodology and assumptions used to amortize deferred acquisition costs (DAC).

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds in or near default, reported values reflect the lower of amortized cost or fair value.

10

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are reported at amortized cost using the retrospective methodology consistently applied by type of security, except for those in or near default, which are reported at the lower of amortized cost or fair value. The retrospective methodology changes both the yield and the asset balance so that the expected future cash flows produce a return on the investment equal to the return now expected over the life of the investment as measured from the date of acquisition.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.

Perpetual preferred stocks that have characteristics of equity securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are recorded directly to unassigned funds, net of related deferred income taxes.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, the Company classifies its investments in fixed maturities (bonds, surplus notes and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) as available-for-sale and carries them at fair value with unrealized gains (losses) recorded directly to accumulated other comprehensive income (AOCI), net of related DAC, sales inducements and deferred income taxes. Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity. Changes in the carrying value of subsidiaries are recorded directly to unassigned surplus. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

11

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company determines the carrying value of both its affiliated mutual funds and the common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method.

The Company reports interest and dividends earned including prepayment fees or interest-related make whole payments in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.

Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

GAAP requires other-than-temporary impairments for all debt securities that the Company intends to sell or for debt securities the Company determines it will more likely than not be required to sell before recovery of its amortized cost basis. For these securities, the impairment is the difference between the Company’s book value (amortized cost) and the fair value. If a security is determined to be other-than-temporarily impaired due to credit losses, but is not intended to be sold, the amount of the impairment (i.e., the difference between book and fair value) is separated into the amount due to credit losses and the amount due to other factors (such as market interest rates or liquidity). The portion due to credit losses based on recovery value is recorded in earnings as a realized loss, and the remainder is recorded in AOCI. Common stocks are recorded at fair value with the impact of changes in fair value recorded in net realized investment gains (losses). Therefore OTTI is not recorded for common stocks under GAAP.

12

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company carries mortgage loans on real estate at outstanding principal balances less any recognized impairment. The maximum percentage of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages was 75.1% and 75.0% for loans funded during the years ended December 31, 2012 and 2011, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value.

The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees and costs are recorded in income upon receipt.

Under GAAP, mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan.

Contract loans are carried at unpaid principal balance, including accrued interest that is 90 days or more past due. Contract loans are secured and are not granted for amounts in excess of the accumulated cash surrender value of the contract. Under GAAP, contract loans are carried at unpaid principal balance.

Cash and short-term investments consist of demand bank deposits and other short-term highly liquid investments with maturities of one year or less at the time of purchase. They are carried at cost or amortized cost, which approximates fair value. Under GAAP, cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with maturities of three months or less at the time of purchase and are reported at cost. As of December 31, 2012 and 2011, cash and short-term investments of $24.6 and $111.2, respectively, were held at one highly rated financial institution.

13

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments in limited partnerships consist of investments in affordable housing projects, state tax credit funds and other types of assets that provide tax benefits (collectively, “tax credit investments”) and are carried at amortized cost. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in net investment income. A liability is recorded for future equity contributions at the present value of the future contributions, which are considered unconditional and legally binding. Under GAAP, the annual amortization of tax credit investments is based on the proportion of tax deductions received in the current year to total estimated tax deductions allocated overall.

Included in other invested assets and other liabilities are derivatives which consist primarily of Standard and Poor’s (S&P) 500 index options, interest rate swaps, foreign currency swaps, futures and foreign currency forwards. The accounting for changes in fair value of derivative instruments depends on whether it has been designated and qualifies for hedge accounting. If a derivative instrument does not qualify, or is not designated for hedge accounting, it is recognized at fair value with the changes in its fair value recorded as unrealized gains (losses) in surplus.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. The maximum length of time over which the Company hedges its exposure to the variability in future cash flows for forecasted transactions is 10 years. When a derivative is designed as a cash flow hedge and is determined to be highly effective, it is recorded in a manner consistent with the hedged item. Interest rate and foreign currency swaps qualify for hedge accounting and are recognized at amortized cost on the balance sheet. All other derivatives are stated at fair value and the changes in fair value are a component of surplus.

Under GAAP, derivative instruments are recorded at fair value. The accounting for changes in fair value on derivatives not designated in a cash flow hedge are recorded in the statements of income within net realized investment gains (losses). The accounting for changes in fair value on derivatives which qualify for hedge accounting treatment are bifurcated with the effective portion recorded as a component of AOCI and the ineffective portion recorded in the statements of income within net realized investment gains (losses).

14

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Net realized capital gains (losses) are determined on a specific-identification basis. A portion of net realized capital gains (losses) are transferred to the Interest Maintenance Reserve (IMR). See IMR discussion below for a further description.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds. Nonadmitted assets are comprised principally of certain receivables for securities, certain DTAs, fixed assets, software, certain accounts and notes receivable and intangible assets from acquisitions. Under GAAP, such assets are included in the balance sheets.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and the reserves for policy and contract liabilities are reported net of reinsured amounts. Under GAAP, future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets.

Benefit Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, the reserves required by the Department, subject to a minimum equal to the guaranteed policy cash values.

15

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formula. In the determination of tabular interest on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as the change in reserves minus premiums plus benefits. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life

16

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns, historical experience and includes a provision for adverse deviation. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and bank owned life insurance (BOLI) products equals the net amount at risk, which is the face amount of the policy, less the account value. The IBNR claim liability does not include a provision for adverse deviation.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

Interest Maintenance Reserve

The IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of bonds. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses in five-year bands. Under GAAP, realized investment gains (losses) are reported in the statements of income in the period in which the assets are sold and no such reserve is recorded.

Federal Income Taxes

The Company is a member of a group filing a consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by each respective company’s board of directors. The allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

17

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted subject to admissibility tests. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is more likely than not that future tax profits will be available. A valuation allowance is established when it is more likely than not the deferred tax assets cannot be realized. Changes in deferred taxes are reported in the statements of income.

Loss/Claim Adjustment Expense

The liability balance for unpaid accident and health loss/claim adjustment expense as of December 31, 2012 and 2011 was $1.2 and $1.1, respectively, and is included in accident and health reserves. The Company incurred $2.8 and paid $2.7 of loss/claim adjustment expense in the current year, of which $0.9 was attributable to insured or covered events of prior years. For the year ended December 31, 2011, $2.7 of loss/claim adjustment expense was incurred and $2.6 was paid, of which $0.7 was attributable to insured or covered events of prior years. The Company did not take into account estimated subrogation in its determination of the liability for unpaid claims or losses.

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity, variable life and variable universal life policyholders. The assets of these separate accounts consist of mutual funds and are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

18

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company also administers separate accounts for BOLI policyholders. The assets of these accounts include bonds, short term investments, surplus notes and mortgage loans. Bonds and surplus notes are held at amortized cost and mortgage loans are held at their outstanding principal loan balance less any recognized impairment. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth, sixth or eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets reported on the balance sheets consist of the fair value of the mutual funds invested on behalf of the Company’s variable annuity and universal life policyholders. Separate account liabilities are equal to separate account assets and primarily represent the policyholder’s account balance in the separate account. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue. BOLI assets are not considered separate account assets and liabilities under GAAP as the Company directs the investment activity and retains the investment risk.

19

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

The following tables present a reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP.

	Net Income
	Year Ended December 31,
	2012	2011(1)	2010(1)
Statutory-basis amounts, as reported	$252.3	$155.8	$194.5
Add (deduct) adjustments:
Investments	23.8	(29.9)	3.9
Reserves	(15.3)	56.2	(25.6)
Policy acquisition costs	(1.4)	26.8	52.5
Federal income taxes	(54.4)	(14.4)	(26.5)
Intangible assets and goodwill	3.4	5.6	5.6
Other, net	2.6	(1.2)	(4.8)

	(41.3)	43.1	5.1

GAAP-basis amounts	$211.0	$198.9	$199.6

	Total Capital and Surplus
	As of December 31,
	2012	2011(1)	2010(1)
Statutory-basis amounts, as reported	$1,912.6	$1,822.8	$1,752.3
Add (deduct) adjustments:
Investments	2,748.3	2,233.7	1,431.7
Reserves	(544.5)	(660.1)	(800.2)
Policy acquisition costs	150.3	180.4	208.0
Federal income taxes	(570.2)	(391.9)	(132.3)
Intangible assets and goodwill	2.9	(0.5)	(6.0)
Nonadmitted assets and other, net	80.8	112.5	107.5

	1,867.6	1,474.1	808.7

GAAP-basis amounts	$3,780.2	$3,296.9	$2,561.0

(1)

On January 1, 2012, the Company retrospectively adopted a new accounting standard related to the deferral of policy acquisition costs for GAAP. The GAAP information for 2011 and 2010 has been updated to reflect the restated amounts.

20

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Accounting Changes and Correction of Errors

During 2012, the Company discovered an error in the calculation and reporting of reserves on its fixed indexed annuity (FIA) product. The Company made a correction to decrease life and annuity reserves by $6.3 and recorded an increase in surplus of $5.2, net of taxes.

During 2011, the Company discovered an error relating to accrued commissions on two of the Company’s deferred annuity products. The Company made a correction to decrease the liability accrued for these commissions to $0 and recorded an increase in surplus of $2.8, net of tax.

During 2011, the Company discovered an error in the calculation of the deferred premium asset. The Company made a correction to decrease the deferred premium asset and recorded a decrease in surplus of $1.6.

During 2010, the Company discovered an error in the calculation and reporting of reserves on three of its life insurance products. The Company made a correction to increase life and annuity reserves by $3.7 and recorded a decrease in surplus of $3.5, net of taxes.

During 2010, the Company discovered an error in the reporting of annual amortization of limited partnership investments in affordable housing projects. In the prior year, net investment income and net income were overstated and change in net unrealized capital gains (losses) less capital gains tax was understated by $10.9. Additionally, the Company’s AVR was understated by $2.6. The Company made a correction to increase the AVR reserve and recorded a decrease in surplus of $2.6.

During 2010, the Company discovered errors in prior years’ reporting of surplus from the separate account statement included in unassigned funds and the reporting of net gain from operations in the separate account. During 2010, the Company made a correction to increase separate account liabilities and recorded a decrease in surplus of $2.0.

21

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

During 2010, the Company discovered an error in the reporting of mortgage loan origination fees. Mortgage loan origination fees were recorded as a deferred liability and amortized to investment income over the life of the loan. SAP states that nonrefundable fees other than points shall be recorded in income upon receipt. During 2010, the Company recorded a correction to remove the deferred liability as of December 31, 2009 and recorded an increase in surplus of $1.4, net of tax.

New Accounting Pronouncements

The Company adopted Statement of Statutory Accounting Principles (SSAP) No. 101 as of January 1, 2012. This SSAP establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. Additionally, the eligibility test under SSAP No. 10R, Income Taxes-A Temporary Replacement of SSAP No. 10, is eliminated and the admissibility limitation is altered. Upon adoption the Company recorded an adjustment to reclassify $33.1 of additional deferred tax assets from special surplus funds to unassigned funds. There was no cumulative effect adjustment as a result of adopting SSAP No. 101 and no material impact on the Company’s assets, liabilities, surplus or income.

2. Investments

The following tables summarize the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in bonds.

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2012:
U.S. government and agencies	$233.7	$3.6	$(0.8)	$236.5
Foreign governments and agencies	9.7	2.9	(0.1)	12.5
States, territories and possessions	5.4	1.0	—	6.4
Political subdivisions	22.7	4.1	—	26.8
Special revenue and assessments	689.7	49.6	(0.4)	738.9
Industrial and miscellaneous	12,217.3	1,842.8	(19.6)	14,040.5
Hybrid securities	320.4	19.0	(7.7)	331.7
Mortgage-backed/asset-backed securities	2,631.3	318.1	(1.2)	2,948.2

Total bonds	$16,130.2	$2,241.1	$(29.8)	$18,341.5

22

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2011:
U.S. government and agencies	$55.6	$4.2	$—	$59.8
Foreign governments and agencies	11.3	3.2	(0.4)	14.1
States, territories and possessions	5.4	0.8	—	6.2
Political subdivisions	194.1	20.2	(0.2)	214.1
Special revenue and assessments	370.8	25.1	(0.6)	395.3
Industrial and miscellaneous	11,728.0	1,517.9	(94.2)	13,151.7
Hybrid securities	449.7	6.9	(31.7)	424.9
Mortgage-backed/asset-backed securities	3,375.5	312.5	(18.4)	3,669.6

Total bonds	$16,190.4	$1,890.8	$(145.5)	$17,935.7

The following tables summarize gross unrealized losses and fair values of the Company’s bonds, aggregated by investment category, and presents separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2012:
U.S. government and agencies	$190.9	$(0.8)	1	$—	$—	—
Foreign governments and agencies	—	—	—	0.7	(0.1)	1
Special revenue and assessments	31.6	(0.3)	9	5.5	(0.1)	3
Industrial and miscellaneous	284.5	(4.6)	65	150.6	(15.0)	48
Hybrid securities	24.0	(0.1)	4	53.4	(7.6)	6
Mortgage-backed/asset-backed securities	23.8	(0.2)	8	22.7	(1.0)	9

Total bonds	$554.8	$(6.0)	87	$232.9	$(23.8)	67

23

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2011:
Foreign governments and agencies	$0.6	$(0.4)	1	$—	$—	—
Political subdivisions	—	—	—	8.5	(0.2)	4
Special revenue and assessments	18.2	(0.2)	2	17.1	(0.4)	4
Industrial and miscellaneous	633.2	(34.9)	174	279.9	(59.3)	37
Hybrid securities	59.1	(1.7)	7	183.3	(30.0)	19
Mortgage-backed/asset-backed securities	102.3	(2.1)	14	145.8	(16.3)	23

Total bonds	$813.4	$(39.3)	198	$634.6	$(106.2)	87

The Company reviewed all of its investments with unrealized losses at the end of 2012 and 2011 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary and the Company did not intend to sell these securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2012 and 2011, the Company had $8.8 and $38.3, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds.

Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and sector-related credit spreads since the securities were acquired.

As of December 31, 2012 and 2011, the Company held below-investment-grade bonds, based on NAIC ratings, with fair values of $1,199.8 and $1,418.2, respectively, and book/adjusted carrying value of $1,137.9 and $1,459.7, respectively. These holdings amounted to 6.5% and 7.9% of the Company’s investments in bonds at fair value as of December 31, 2012 and 2011, respectively.

Industries that represented more than 10% of the total fair value of below-investment-grade bonds as of December 31, 2012, were financial institutions at 26.7%, consumer discretionary at 12.0%, energy at 11.6%, materials at 11.0% and industrials at 10.5%. As of December 31, 2011, the industries were financials at 23.1%, materials at 16.8% and industrials at 13.3%.

24

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

As of December 31, 2012 and 2011, the majority of the Company’s mortgage-backed securities were classified as prime. The Company classified certain mortgage-backed securities as Alt-A based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, as each has an overall collateral credit quality between prime and subprime.

	As of December 31, 2012		As of December 31, 2011
	Fair Value	% of Total	Fair Value	% of Total
Agency mortgage-backed securities	$1,256.6	49.6%	$1,920.0	59.8%
Non-agency mortgage-backed securities:
Residential mortgage-backed securities:
Prime	189.8	7.5	210.5	6.5
Alt-A	73.3	2.9	79.3	2.5

Total residential mortgage-backed securities	263.1	10.4	289.8	9.0
Commercial mortgage-backed securities:
AAA	971.9	38.4	959.1	29.9
Below AAA	41.3	1.6	41.0	1.3

Total non-agency commercial mortgage-backed securities	1,013.2	40.0	1,000.1	31.2

Total non-agency mortgage-backed securities	1,276.3	50.4	1,289.9	40.2

Total mortgage-backed securities	$2,532.9	100.0%	$3,209.9	100.0%

Of the securities classified as Alt-A, 86.8% and 60.1% had an NAIC rating of 1, as of December 31, 2012 and 2011, respectively. The Company had no securities classified as subprime as of December 31, 2012 or 2011.

The Company’s investments in asset-backed securities had fair values of $415.3 and $459.7 as of December 31, 2012 and 2011, respectively.

25

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the contractual years to maturity of bonds as of December 31, 2012. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$323.9	$331.4
Over one through five	3,157.0	3,431.4
Over five through ten	6,338.5	7,139.4
Over ten	3,679.5	4,491.1
Mortgage-backed/asset-backed securities	2,631.3	2,948.2

Total bonds	$16,130.2	$18,341.5

The book/adjusted carrying value of certain bonds on deposit with state regulatory authorities was $5.6 as of December 31, 2012 and 2011.

The following table summarizes the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in preferred stocks.

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2012:
Industrial and miscellaneous	$97.2	$3.7	$(6.0)	$94.9

Total preferred stocks	$97.2	$3.7	$(6.0)	$94.9

Preferred stocks as of December 31, 2011:
Industrial and miscellaneous	$97.8	$3.2	$(12.3)	$88.7

Total preferred stocks	$97.8	$3.2	$(12.3)	$88.7

26

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the cost, gross unrealized gains (losses) and fair value of investments in common stocks.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2012:
Affiliated	$122.3	$35.2	$—	$157.5
Nonaffiliated	370.1	72.3	(5.8)	436.6

Total common stocks	$492.4	$107.5	$(5.8)	$594.1

Common stocks as of December 31, 2011:
Affiliated	$73.2	$15.9	$(0.1)	$89.0
Nonaffiliated	344.0	45.8	(12.6)	377.2

Total common stocks	$417.2	$61.7	$(12.7)	$466.2

As of December 31, 2012, financial institutions, industrials and consumer staples industries represented 17.4%, 15.2% and 12.8%, respectively, of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

As of December 31, 2011, financial institutions, industrials, consumer staples industries and U.S. federal government obligations represented 17.7%, 15.3%, 12.9% and 10.7%, respectively of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds, common stocks and preferred stocks as of December 31, 2012 or 2011.

27

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following tables summarize the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Preferred stocks as of December 31, 2012:
Industrial and miscellaneous	$—	$—	—	$58.4	$(6.0)	2

Total preferred stocks	$—	$—	—	$58.4	$(6.0)	2

Preferred stocks as of December 31, 2011:
Industrial and miscellaneous	$24.5	$(0.6)	1	$38.9	$(11.7)	2

Total preferred stocks	$24.5	$(0.6)	1	$38.9	$(11.7)	2

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Common stocks as of December 31, 2012:
Unaffiliated	$68.7	$(3.8)	46	$7.9	$(2.0)	16

Total common stocks	$68.8	$(3.8)	48	$7.9	$(2.0)	16

Common stocks as of December 31, 2011:
Affiliated	$1.3	$(0.1)	1	$—	$—	—
Unaffiliated	111.9	(12.0)	47	2.3	(0.6)	11

Total common stocks	$113.2	$(12.1)	48	$2.3	$(0.6)	11

The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for bonds, whether expected future cash flows indicate a credit loss exists.

28

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

While all securities are monitored for impairment, the Company’s experience indicates that securities for which the cost or amortized cost exceeds fair value by less than 20% do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•

The Company’s intent to sell the security or whether it is more likely than not the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayments or call notifications and the Company’s liquidity needs.

Based on the analysis, bonds and preferred stocks are considered other-than-temporarily impaired generally when the Company concludes it will be unable to collect all contractual amounts due or a decision has been made to sell the security prior to maturity at an amount below the carrying value. Common stocks are considered other-than-temporarily impaired

29

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

generally when the fair value has declined and remained below cost by 20% or more for at least six months. For OTTI on preferred stocks, common stocks and bonds other than loan-backed and structured securities, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value.

Loan-backed and structured securities are considered other-than-temporarily impaired when the Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at estimated recovery value which is determined to be the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Expected cash flows from the security, including potential variability of prepayments;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios;

•	Average cumulative collateral loss, vintage year and level of subordination; and

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment.

30

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

During 2012, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $44.2. The largest OTTI charges were from investments in the utilities industry totaling $22.6, or 51.2%; in the energy industry, totaling $7.2, or 16.4%; and in the consumer staples industry totaling $6.2, or 14.1%. During 2011, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $22.7. The largest OTTI charges were from investments in the utilities industry totaling $7.0, or 30.7%; in the financial institution industry, totaling $5.0, or 22.2%; and in the materials industry totaling $4.8 or 21.2%. During 2010, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $33.0. The largest OTTI charges were from investments in the industrial industry totaling $14.3 or 43.2% and in the financial institution industry, totaling $9.1 or 27.5%.

The Company did not recognize any OTTI charges due to its intent to sell loan-backed or structured securities for the years ended December 31, 2012, 2011 or 2010.

31

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes loan-backed and structured securities with a prior OTTI charge that are held by the Company as of December 31, 2012.

CUSIP	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Financial Statement Date When Reported
02149DAJ8	$16.4	$2.2	$14.2	$11.5	9/30/2009
12545CAD2	14.4	1.5	12.9	10.3	9/30/2009
12613YAB5	6.3	0.2	6.1	3.8	9/30/2009
126694W46	13.4	0.8	12.6	8.7	9/30/2009
126694W79	16.1	1.5	14.6	6.6	9/30/2009
126694X52	8.1	0.4	7.7	4.7	9/30/2009
46630UAC8	12.9	1.3	11.6	9.5	9/30/2009
02149DAJ8	13.7	0.7	13.0	10.6	12/31/2009
12667F6C4	9.3	0.2	9.1	4.4	12/31/2009
9292272X3	2.3	0.1	2.2	1.7	12/31/2009
12545CAD2	12.9	0.3	12.6	10.6	3/31/2010
126694X52	7.6	0.1	7.5	5.1	3/31/2010
32056FAA0	3.0	0.3	2.7	2.8	3/31/2010
362636AM4	11.9	0.2	11.7	9.0	3/31/2010
12545CAD2	12.6	0.4	12.2	11.3	6/30/2010
12545CAD2	12.3	0.3	12.0	11.7	9/30/2010
126694X52	7.5	0.1	7.4	5.7	9/30/2010
12613YAB5	10.6	0.6	10.0	7.6	12/31/2010
126694JT6	24.1	0.3	23.8	20.6	12/31/2010
126694W79	14.6	0.1	14.5	8.1	12/31/2010
16162YAE5	10.1	0.2	9.9	8.6	12/31/2010
74957EAR8	21.5	0.7	20.8	19.1	12/31/2010
74957EAR8	17.4	0.6	16.8	15.6	6/30/2011
12545CAD2	12.1	2.0	10.1	11.4	12/31/2011
46630UAC8	2.9	0.3	2.6	2.6	12/31/2011
65537YAE0	0.7	0.3	0.4	0.6	12/31/2011
12667F6C4	9.2	0.2	9.0	7.7	3/31/2012
94984HAD7	8.8	0.3	8.5	8.6	3/31/2012
126694W46	11.1	0.2	10.9	9.9	6/30/2012
126694W79	13.1	0.3	12.8	12.1	6/30/2012
126694X52	6.6	0.2	6.4	6.0	6/30/2012
65537YAE0	0.5	0.2	0.3	0.5	6/30/2012
12667F6C4	9.0	0.3	8.7	8.6	9/30/2012

Total		$17.4

32

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the Company’s net investment income.

	Year Ended December 31,
	2012	2011	2010
Income:
Bonds	$923.7	$942.9	$933.3
Preferred stocks	5.5	6.6	5.3
Common stocks	13.0	8.7	3.0
Mortgage loans	161.0	128.7	88.6
Contract loans	3.8	3.4	4.3
Cash and short-term investments	0.3	0.1	0.1
Limited partnerships	(30.8)	(15.9)	(10.4)
All other invested assets	5.0	4.3	2.8
Other interest income	—	0.3	0.1

Total investment income	1,081.5	1,079.1	1,027.1

Expenses:
Investment expenses	27.8	26.0	20.9
Investment taxes, licenses and fees and other deductions, excluding federal income taxes	0.3	0.3	0.4

Total investment expenses	28.1	26.3	21.3

Net investment income	$1,053.4	$1,052.8	$1,005.8

There were two bonds with fair values and book/adjusted carrying values totaling $0.3 that did not produce income for the year ended December 31, 2012. There were four bonds with fair values totaling $0.6 and book/adjusted carrying values totaling $0.3 that did not produce income for the year ended December 31, 2011. There were five bonds with fair values totaling $5.3 and book/adjusted carrying values totaling $5.1 that did not produce income for the year ended December 31, 2010.

33

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the proceeds from sales and dispositions other than sales of investments in bonds and the related realized capital gains (losses) on bonds and other invested assets.

	Year Ended December 31,
	2012	2011	2010
Bonds:
Proceeds from sales	$1,363.9	$1,018.9	$671.8
Proceeds from dispositions other than sales(1)	1,254.8	1,321.7	1,442.5

Total bonds	$2,618.7	$2,340.6	$2,114.3

Bonds:
Gross realized capital gains on sales	$45.0	$39.3	$37.0
Gross realized capital losses on sales	(22.1)	(3.3)	(6.7)

Net realized capital gains on sales	22.9	36.0	30.3
Other:
Net gains on dispositions other than sales(1)	6.6	24.4	11.1
Impairments	(30.1)	(17.8)	(26.2)

Total realized capital gains (losses) on bonds	(0.6)	42.6	15.2

Preferred stocks	0.3	—	—
Common stocks	9.8	3.1	10.9
Impairments – preferred and common stocks	(14.1)	(4.9)	(6.8)
Mortgage loans	(1.2)	(0.2)	—
Limited partnerships	—	—	(4.3)
Other invested assets	1.1	(1.8)	0.6

Realized capital gains (losses) before federal income taxes and transfer to IMR	(4.7)	38.8	15.6
Amount transferred to IMR	(21.2)	(31.4)	(12.9)
Federal income tax expense	(4.0)	(11.4)	(2.2)

Net realized capital gains (losses)	$(29.9)	$(4.0)	$0.5

(1)	Includes calls, maturities, paydowns and redemptions.

34

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

Mortgage Loans

As of December 31, 2012 and 2011, the Company’s investment portfolio included $2,886.9 and $2,382.5, respectively, of mortgage loan investments constituting approximately 11.3% and 9.6%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, office building and industrial sectors. The loan-to-value (LTV) ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan. In the year of funding, LTV ratios are calculated using independent appraisals performed by Member of the Appraisal Institute (MAI) designated appraisers. The weighted average LTV ratio was 55.0% and 57.6% for loans funded during 2012 and 2011, respectively. Subsequent to the year of funding, LTV ratios are updated annually using internal valuations based on the property income and market capitalization rates. The weighted average LTV ratio for the Company’s entire mortgage loan portfolio was 55.9% and 57.1% as of December 31, 2012 and 2011, respectively.

The following table presents the Company’s mortgage loan concentration by state.

	As of December 31,
	2012		2011
	Carrying Value	% of Total Mortgage Loans	Carrying Value	% of Total Mortgage Loans
California	$791.8	27.4%	$751.1	31.5%
Washington	303.4	10.5	301.7	12.7
Texas	335.3	11.6	252.6	10.6

No other states represented more than 10% of the Company’s mortgage loan portfolio as of December 31, 2012 or 2011. Mortgage loans in California are located primarily in the Los Angeles area.

As of December 31, 2012 and 2011, there were no non-performing loans. The maximum and minimum lending rates for mortgage loans issued during 2012 were 6.2% and 4.2%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2011 were 7.4% and 4.7%, respectively.

35

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

As of December 31, 2012 and 2011, there were no loans with interest more than 180 days past due. As of December 31, 2012 the Company had an investment in one restructured loan with a total carrying value of $1.1. As of December 31, 2011 the Company had investments in two restructured loans with a total carrying value of $8.0. One of the restructured loans with a book value of $6.2 was impaired without an allowance for credit losses in both 2012 and 2011 and was sold to the Parent in 2012 at fair value with no resulting gain or loss. The average recorded investment in impaired loans was $2.5 and $2.1 as of December 31, 2012 and 2011.

During 2012, the Company reduced interest rates between 0.5% and 3.7% on 17 outstanding mortgage loans with a total carrying value of $35.9. During 2011, the Company reduced interest rates between 0.6% and 2.1% on three outstanding mortgage loans with a total carrying value of $11.7.

As of December 31, 2012 and 2011, there were no taxes, assessments or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

36

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

Limited Partnerships

The following table presents the Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2012.

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	10 Years	16 Years
Boston Financial Institutional Tax Credits XXX	7 Years	15 Years
Centerline Corporate Partners XXX, LP	9 Years	10 Years
PNC MultiFamily Capital Institutional Fund XXXV	8 Years	12 Years
Centerline Corporate Partners XXI, LP	5 Years	6 Years
Centerline Corporate Partners XXXV, LP	11 Years	12 Years
USA Institutional Tax Credit Fund LXXII, LP	10 Years	13 Years
USA Tax Credit Stimulus Fund LP	10 Years	14 Years
Alliant Tax Credit Fund 60	11 Years	14 Years
Countryside Corporate Tax Credits XIX LP	11 Years	13 Years
Sterling Corporate Tax Credit Fund 51	10 Years	14 Years
Hunt Capital Partners Tax Credit Fund 2011-1	11 Years	16 Years
Hunt Capital Partners Tax Credit Fund 2011-2, LP	7 Years	8 Years
Countryside Corporate Tax Credits XX LP	11 Years	14 Years
Hunt Capital Partners Tax Credit Fund 2012-1	6 Years	11 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

37

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table presents the Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2011.

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	11 Years	14 Years
Boston Financial Institutional Tax Credits XXX	8 Years	14 Years
Centerline Corporate Partners XXX, LP	10 Years	11 Years
PNC MultiFamily Capital Institutional Fund XXXV	9 Years	13 Years
Centerline Corporate Partners XXI, LP	6 Years	7 Years
Centerline Corporate Partners XXXV, LP	12 Years	13 Years
USA Institutional Tax Credit Fund LXXII, LP	11 Years	14 Years
USA Tax Credit Stimulus Fund LP	11 Years	15 Years
Alliant Tax Credit Fund 60	11 Years	15 Years
Countryside Corporate Tax Credits XIX LP	12 Years	14 Years
Sterling Corporate Tax Credit Fund 51	11 Years	15 Years
Hunt Capital Partners Tax Credit Fund 2011-1	12 Years	17 Years
Hunt Capital Partners Tax Credit Fund 2011-2, LP	8 Years	9 Years
Countryside Corporate Tax Credits XX LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 14 – Commitments and Contingencies.

3. Derivative Financial Instruments

Derivatives are instruments whose values are derived from underlying instruments, indices or rates; have a notional amount; and can be net settled. The Company is exposed to various risks relating to its ongoing business operations, primarily equity market risk, interest rate risk, and foreign currency exchange risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments, primarily options, interest rate swaps, foreign currency swaps and foreign currency forwards. The Company has established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities.

38

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

3. Derivative Financial Instruments (continued)

Interest Rate Swaps

The Company uses interest rate swaps to manage risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These derivatives are designated and qualify as cash flow hedges.

Foreign Currency Swaps

The Company uses foreign currency swaps to hedge the foreign exchange risk related to its investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future. The Company uses foreign currency swaps to convert the cash flow of foreign currency securities into U.S. dollars. These derivatives are designated and qualify as cash flow hedges.

Foreign Currency Forwards

The Company uses foreign currency forward contracts to manage risks from changes in currency values of investments held which are denominated in foreign currencies and to alter the currency exposures arising from mismatches between such foreign currencies and the U.S. dollar. Forward contracts are customized commitments, requiring no cash exchanged at the outset of the contract, that exchange one currency for another at a specified date in the future at a specified exchange rate which is settled in cash. These derivatives are not designated for hedge accounting.

Options and Futures

The Company has a closed block of FIA that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In 2011, the Company began offering a FIA product that credits the policyholder’s accounts based on movements in the S&P 500 or a

39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

3. Derivative Financial Instruments (continued)

commodities-based index. In connection with these products, the Company has a hedging program with the objective to hedge the exposure to changes in the these indexes. The program consists of buying and selling the S&P 500 and commodities-based index options and regulated exchange traded futures. Although the Company uses index options and futures to hedge the equity return component of the FIA, they do not qualify for hedge accounting.

Collateral Arrangements

The Company obtains or posts collateral based on daily market valuations in accordance with the terms of credit support annexes negotiated as part of the master agreements entered into with most counterparties. The credit support annex requires that either cash and/or U.S. Treasury securities serve as collateral to secure that portion of its anticipated obligation in excess of a specified threshold. However, because the Company has entered into such agreements with investment-grade counterparties, non-performance is not anticipated.

The following tables present the notional amount, carrying amount, fair value, unrealized and realized gains (losses) of the Company’s derivative assets and liabilities.

	As of December 31, 2012
	Notional	Carrying Amount	Fair Value	Unrealized Gains/(Losses)	Realized Gains/(Losses)
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$97.1	$—	$9.8	$—	$—
Foreign currency swaps	112.8	(2.0)	(4.3)	(2.0)	—

Total derivatives designated as hedges	209.9	(2.0)	5.5	(2.0)	—
Derivatives not designated as hedges:
Hedging other:
Options	213.7	5.0	5.0	(0.3)	1.1
Foreign currency forwards	125.2	(0.2)	(0.2)	(0.2)	0.1
Futures	0.2	—	—	—	—

Total derivatives not designated as hedges	339.1	4.8	4.8	(0.5)	1.2

Total derivatives	$549.0	$2.8	$10.3	$(2.5)	$1.2

40

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

3. Derivative Financial Instruments (continued)

	As of December 31, 2011
	Notional	Carrying Amount	Fair Value	Unrealized Gains/(Losses)	Realized Gains/(Losses)
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$97.1	$—	$7.8	$—	$—

Total derivatives designated as hedges	97.1	—	7.8	—	—
Derivatives not designated as hedges:
Hedging other:
Options	53.5	2.3	2.3	0.3	(2.0)
Foreign currency forwards	8.3	0.3	0.3	0.3	0.2

Total derivatives not designated as hedges	61.8	2.6	2.6	0.6	(1.8)

Total derivatives	$158.9	$2.6	$10.4	$0.6	$(1.8)

The following table summarizes the notional amount of the Company’s derivatives with off-balance sheet risk.

	Assets		Liabilities
	2012	2011	2012	2011
Derivatives:
Interest rate swaps	$97.1	$97.1	$—	$—
Foreign currency swaps	—	—	112.8	—
Options	213.7	53.5	—	—
Futures	—	—	0.2	—
Forwards	57.6	5.0	67.6	3.3

Total derivatives	$368.4	$155.6	$180.6	$3.3

4. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments measured and reported at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

41

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arm’s-length transaction between a willing buyer and seller in possession of the same information. The Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level within which a fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets and financial instruments not carried at fair value, but disclosed at fair value are categorized as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical instruments. This level primarily consists of exchange-traded common and preferred stocks and cash and short-term investments.

•

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•

This level includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace. Financial instruments in this category primarily include certain bonds and preferred stocks.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this category may also utilize non-binding broker quotes. This category primarily consists of annuity and deposit contracts and mortgage loans.

42

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The following tables present the financial instruments carried at fair value under the valuation hierarchy, as described above.

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$0.3	$—	$0.3
Mortgage-backed/asset-backed securities	—	8.6	—	8.6

Total bonds	—	8.9	—	8.9
Common stocks:
Nonaffiliated	436.4	—	0.2	436.6
Affiliated	62.1	—	—	62.1

Total common stocks	498.5	—	0.2	498.7
Other invested assets	–	1.3	5.0	6.3
Variable separate account assets	807.5	—	—	807.5

Total assets at fair value	$1,306.0	$10.2	$5.2	$1,321.4

Liabilities at fair value
Derivatives	—	0.1	—	0.1

Total liabilities at fair value	$—	$0.1	$—	$0.1

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$0.4	$0.9	$1.3
Hybrid securities	—	7.6	—	7.6

Total bonds	—	8.0	0.9	8.9
Common stocks:
Nonaffiliated	376.6	—	0.6	377.2
Affiliated	5.0	—	—	5.0

Total common stocks	381.6	—	0.6	382.2
Other invested assets	—	0.3	2.3	2.6
Variable separate account assets	795.6	—	—	795.6

Total assets at fair value	$1,177.2	$8.3	$3.8	$1,189.3

43

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The Company has no liabilities accounted for at fair value as of December 31, 2011.

For bonds reported and measured at fair value, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third-party independent pricing services to assist management in determining the fair value of its Level 2 bonds. Prices received from the pricing services are not adjusted, and multiple prices for these securities are not obtained. The pricing services provide prices where observable inputs are available. The significant inputs for security evaluations include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. Because many corporate securities do not trade on a daily basis, evaluated pricing applications apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. If sufficient objectively verifiable information about a security’s valuation is not available, the pricing services will not provide a valuation for the security until they are able to obtain such information.

In situations where the Company is unable to obtain sufficient market-observable information to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placement securities and other securities that the pricing services are unable to price.

44

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The following tables present additional information about assets measured at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value.

	As of December 31, 2012
	Balance as of January 1	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances, Sales, and Settlements	Balance as of December 31
Bonds:
Industrial and miscellaneous	$0.9	$—	$—	$0.1	$(1.0)	$—

Total bonds	0.9	—	—	0.1	(1.0)	—
Common stocks:
Nonaffiliated	0.6	(0.4)	—	—	—	0.2

Total common stocks	0.6	(0.4)	—	—	—	0.2
Other invested assets	2.3	—	1.0	(0.6)	2.3	5.0

Total	$3.8	$(0.4)	$1.0	$(0.5)	$1.3	$5.2

Included in net purchases, issuances, sales and settlements are bond settlements of ($1.0) and other invested asset purchases and sales of $5.4 and ($3.1), respectively.

45

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

Transfers into and/or out of Level 1, 2 and 3 are reported at the value as of the beginning of the period in which the transfer occurs. There were no assets held which were transferred between Level 1 and Level 2 for the year ended December 31, 2012. Transfers from Level 3 into Level 2 relate to securities now priced by the Company’s pricing services using observable market data within the valuation.

	As of December 31, 2011
	Balance as of January 1	Transfers Into Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances, Sales, and Settlements	Balance as of December 31
Bonds:
Industrial and miscellaneous	$—	$—	$—	$(0.1)	$1.0	$0.9
Mortgage-backed/asset-backed securities	10.6	—	(1.7)	1.9	(10.8)	—

Total bonds	10.6	—	(1.7)	1.8	(9.8)	0.9
Common stocks:
Nonaffiliated	0.6	1.5	0.3	(1.1)	(0.7)	0.6

Total common stocks	0.6	1.5	0.3	(1.1)	(0.7)	0.6
Other invested assets	1.8	—	(2.0)	0.5	2.0	2.3

Total	$13.0	$1.5	$(3.4)	$1.2	$(8.5)	$3.8

Included in net purchases, issuances, sales and settlements are bonds, common stocks and other invested asset settlements of $1.0, ($0.5) and $0.5, respectively; mortgage-backed/asset-backed securities, common stocks and other invested asset sales of ($10.8), ($0.2) and ($0.4), respectively; and other invested asset purchases of $1.9.

There were no assets held which were transferred between Level 1 and Level 2 for the year ended December 31, 2011. The transfers into Level 3 were related to investments no longer priced by the Company’s pricing services.

46

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The following tables summarize the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	As of December 31, 2012
Type of Financial Instrument	Book/Adjusted Carrying Values	Fair Value	Level 1	Level 2	Level 3	Not Practicable (Book/Adjusted Carrying Value)
Financial instruments – assets
Bonds:
U.S. government and agencies	$233.7	$236.5	$—	$236.5	$—	$—
Foreign governments and agencies	9.7	12.5	—	12.5	—	—
States, territories, and possessions	5.4	6.4	—	6.4	—	—
Political subdivisions	22.7	26.8	—	26.8	—	—
Special revenue and assessments	689.7	738.9	—	738.9	—	—
Industrial and miscellaneous	12,217.3	14,040.5	—	14,018.8	21.7	—
Hybrid securities	320.4	331.7	—	314.5	17.2	—
Mortgage-backed/asset-backed securities	2,631.3	2,948.2	—	2,876.6	71.6	—

Total bonds	16,130.2	18,341.5	—	18,231.0	110.5	—
Preferred stocks:
Industrial and miscellaneous	97.2	94.9	—	89.9	5.0	—

Total preferred stocks	97.2	94.9	—	89.9	5.0	—
Common stocks:
Nonaffiliated	436.6	436.6	436.4	—	0.2	—
Affiliated (excluding subsidiaries)	62.1	62.1	62.1	—	—	—

Total common stocks	498.7	498.7	498.5	—	0.2	—
Mortgage loans	2,886.9	3,138.6	—	—	3,138.6	—
Limited partnerships	203.4	208.2	—	208.2	—	—
Cash and short-term investments	27.9	27.9	27.9	—	—	—
Contract loans	67.1	—	—	—	—	67.1
Other invested assets	41.2	56.3	—	51.3	5.0	—
Separate account financial instruments	4,861.5	5,301.6	854.3	4,288.8	158.5	—

Total assets	$24,814.1	$27,667.7	$1,380.7	$22,869.2	$3,417.8	$67.1

Financial instruments – liabilities
Annuity and deposit contracts	$15,738.8	$18,428.7	$—	$—	$18,428.7	$—
Derivatives	2.7	5.0	—	5.0	—	—

Total liabilities	$15,741.5	$18,433.7	$—	$5.0	$18,428.7	$—

47

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

	As of December 31, 2011
Type of Financial Instrument	Book/Adjusted Carrying Values	Fair Value	Level 1	Level 2	Level 3	Not Practicable (Book/Adjusted Carrying Value)
Financial instruments – assets
Bonds:
U.S. government and agencies	$55.6	$59.8	$—	$59.8	$—	$—
Foreign governments and agencies	11.3	14.1	—	14.1	—	—
States, territories, and possessions	5.4	6.2	—	6.2	—	—
Political subdivisions	194.1	214.1	—	214.1	—	—
Special revenue and assessments	370.8	395.3	—	395.3	—	—
Industrial and miscellaneous	11,728.0	13,151.7	—	13,063.3	88.4	—
Hybrid securities	449.7	424.9	—	424.9	—	—
Mortgage-backed/asset-backed securities	3,375.5	3,669.6	—	3,578.0	91.6	—

Total bonds	16,190.4	17,935.7	—	17,755.7	180.0	—
Preferred stocks:
Industrial and miscellaneous	97.8	88.7	—	83.7	5.0	—

Total preferred stocks	97.8	88.7	—	83.7	5.0	—
Common stocks:
Nonaffiliated	377.2	377.2	376.6	—	0.6	—
Affiliated (excluding subsidiaries)	5.0	5.0	5.0	—	—	—

Total common stocks	382.2	382.2	381.6	—	0.6	—
Mortgage loans	2,382.5	2,534.3	—	—	2,534.3	—
Limited partnerships	197.2	202.5	—	202.5	—	—
Cash and short-term investments	117.1	117.1	117.1	—	—	—
Contract loans	70.0	—	—	—	—	70.0
Other invested assets	37.5	51.1	—	48.8	2.3	—
Separate account financial instruments	4,673.0	5,014.9	835.5	4,089.7	89.7	—

Total assets	$24,147.7	$26,326.5	$1,334.2	$22,180.4	$2,811.9	$70.0

Financial instruments – liabilities
Annuity and deposit contracts	$15,293.0	$17,222.9	$—	$—	$17,222.9	$—

Total liabilities	$15,293.0	$17,222.9	$—	$—	$17,222.9	$—

48

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, other invested assets and separate account assets were determined based on the fair value hierarchy.

The fair value of the Company’s mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

Carrying value is a reasonable estimate of fair value for cash and short-term investments.

Investments in limited partnerships associated with tax credit investments are carried at amortized cost. Fair value was estimated based on the discounted cash flows over the remaining life of the tax credits, using the original internal rate of return of each investment.

The Company’s contract loans have varying interest rates ranging from 2.5% to 8.0% and do not have stated maturity dates or payment terms. Cash flow projections are not available and would require significant amounts of judgment and estimation and would not be practical given the immateriality of these assets.

The Company reports annuities and deposit-type contracts at carrying value and estimates the fair value of these contracts using an income approach based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a nonperformance risk spread.

5. Premium and Annuity Considerations Deferred and Uncollected

The following table presents the Company’s deferred and uncollected life insurance premiums and annuity considerations.

	As of December 31, 2012		As of December 31, 2011
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$0.7	$0.2	$0.7	$0.2
Ordinary – renewal	20.3	44.4	20.6	45.5
Group life	0.1	0.1	(0.4)	(0.4)

Total	$21.1	$44.7	$20.9	$45.3

49

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders to the extent that counterparties to ceded reinsurance contracts do not meet their contractual obligations. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers, 99.4% and 99.5% was with reinsurers rated A- or higher by A.M. Best as of December 31, 2012 and 2011, respectively. The Company had no reserve for uncollectible reinsurance in 2012 or 2011. None of the Company’s reinsurance contracts exclude certified terrorist acts.

The Company has catastrophic loss coverage for its group life, individual life and aggregate medical stop-loss business.

For the individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $0.5 on business issued prior to 2012 and to $1.0 on business issued in 2012. In addition, all BOLI business is reinsured on an excess share basis. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to individual life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 90%, as specified in the reinsurance contracts.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force. The Company also has reinsurance agreements where the Company retains 60% of the risk and that limit the maximum claim to $1.2 per individual.

The Company reinsured its exposure to specific medical stop-loss claims in excess of $1.1 on all policies not underwritten by Medical Risk Managers, Inc. (MRM), a wholly owned subsidiary of the Company’s Parent.

50

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

6. Reinsurance (continued)

For aggregate medical stop-loss business, the Company has 100% reinsurance coverage on all policies not underwritten by MRM, for the portion of aggregate losses above $1.0 and up to $10.0. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $0.5. If the specific excess loss deductible is greater than $0.5, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9.0 for each policy. The Company’s medical stop-loss business underwritten by MRM is reinsured 40% for the portion of aggregate losses up to $2.0.

The Company reinsures nearly 100% of its group long-term and short-term disability business on business issued before April 1, 2012. For business issued after April 1, 2012, the Company retains 60% of the short-term disability risk up to a stated weekly benefit maximum and 10% of the long-term disability risk up to a stated monthly benefit maximum. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $386.0 and $373.1 as of December 31, 2012 and 2011, respectively.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2012, 2011 or 2010. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2012, 2011 and 2010, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

51

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

6. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2012	2011	2010
Premiums and annuity considerations
Direct:
Accident and health	$557.5	$445.2	$427.8
Life insurance	208.9	215.6	638.1
Annuity	1,243.3	1,974.4	2,006.4

Total direct premiums	2,009.7	2,635.2	3,072.3
Assumed:
Accident and health	16.5	53.5	0.5
Life insurance	0.1	0.2	0.2
Annuity	—	—	—

Total assumed premiums	16.6	53.7	0.7

Ceded:
Accident and health	(23.4)	(16.5)	(12.8)
Life insurance	(46.6)	(44.8)	(47.1)
Annuity	(1.0)	(0.9)	(0.9)

Total ceded premiums	(71.0)	(62.2)	(60.8)

Net premiums and annuity considerations	$1,955.3	$2,626.7	$3,012.2

Ceded reinsurance reduced the Company’s claims by $63.1, $52.8 and $46.1 for the years ended December 31, 2012, 2011 and 2010, respectively.

On July 1, 2011, the Company entered into a reinsurance transaction with American United Life Insurance Company (AUL) to assume AUL’s medical stop-loss business, which increased the assumed accident and health premiums in 2012 and 2011.

52

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves

The following tables present the Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities.

	As of December 31, 2012
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$302.7	$—	$302.7	1.8%
At book value less surrender charge of 5% or more	5,741.0	—	5,741.0	34.1
At fair value	—	719.1	719.1	4.3

Total with adjustment or at fair value	6,043.7	719.1	6,762.8	40.2
At book value without adjustment (minimal or no charge or adjustment)	4,010.5	—	4,010.5	23.8
Not subject to discretionary withdrawal	6,066.2	—	6,066.2	36.0

Total gross annuity actuarial reserves and liability for deposit-type contracts	16,120.4	719.1	16,839.5	100.0%

Reinsurance ceded	(4.7)	—	(4.7)

Total net annuity actuarial reserves and liability for deposit-type contracts	$16,115.7	$719.1	$16,834.8

	As of December 31, 2011
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$360.7	$—	$360.7	2.2%
At book value less surrender charge of 5% or more	6,243.9	—	6,243.9	38.2
At fair value	—	709.4	709.4	4.3

Total with adjustment or at fair value	6,604.6	709.4	7,314.0	44.7
At book value without adjustment (minimal or no charge or adjustment)	3,023.8	—	3,023.8	18.5
Not subject to discretionary withdrawal	6,010.3	—	6,010.3	36.8

Total gross annuity actuarial reserves and liability for deposit-type contracts	15,638.7	709.4	16,348.1	100.0%

Reinsurance ceded	(4.9)	—	(4.9)

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,633.8	$709.4	$16,343.2

53

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves (continued)

The following table provides a reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	As of December 31,
	2012	2011
Annuity reserves	$14,022.5	$13,537.6
Liability for deposit-type contracts	2,093.1	2,096.1
Separate account annuity reserves	715.2	705.5
Other	4.0	4.0

Total net annuity actuarial reserves and liability for deposit-type contracts	$16,834.8	$16,343.2

As of December 31, 2012 and 2011, the Company had $2,569.2 and $2,459.2, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $26.0 and $25.6 as of December 31, 2012 and 2011, respectively, and were included in life and annuity reserves.

As a result of cash flow testing as of December 31, 2012 and 2011, and as a response to the potential impact on statutory capital during a prolonged period of low interest rates, the Company established a $25.0 and $60.0, respectively, cash flow testing reserve for the Company’s individual annuity products.

The Company released the $60.0 cash flow testing reserve in the first quarter of 2012 and established a permanent reserve of $60.0. In the third quarter of 2012, this reserve increased by $29.3. The permanent valuation reserve of $89.3 increased individual annuity reserves by $67.9 and deposit contract reserves by $21.4. This resulted in a net increase of $54.3 of which the permanent valuation reserve of $89.3 is reflected in the statements of changes in capital and surplus and is offset by the change in the cash flow testing reserve of ($35.0) which is reflected in the statements of income.

54

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves (continued)

During 2010, the Company adopted the free partial withdrawal provision in the calculation of the CARVM reserves in accordance with Actuarial Guideline XXXIII for its fixed deferred annuity policies issued prior to January 1, 2009. This resulted in a $10.6 reserve increase and is reflected in the statements of changes in capital and surplus.

The Company issues variable annuities with GMDB. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2012.

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$—	$49.8	$49.8	$49.8
Group VA	85.1	167.2	252.3	252.4
Focus	(0.1)	20.0	19.9	20.8
Spinnaker Advisor	17.9	50.0	67.9	66.7
Spinnaker	242.6	382.6	625.2	626.1
Spinnaker Plus	45.1	19.8	64.9	64.4
Other	10.7	21.5	32.2	32.2

Total	$401.3	$710.9	$1,112.2	$1,112.4

The total net amount at risk on this block is approximately $3.8 as of December 31, 2012, of which approximately $3.0 is reinsured. Over 94% of the net amount at risk on the individual contracts is reinsured.

55

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves (continued)

The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2011.

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$—	$52.1	$52.1	$52.1
Group VA	84.6	177.9	262.5	262.5
Focus	(0.1)	19.2	19.1	20.1
Spinnaker Advisor	16.1	51.2	67.3	66.0
Spinnaker	243.3	364.4	607.7	609.3
Spinnaker Plus	48.5	21.8	70.3	70.0
All other	11.7	22.7	34.4	34.4

Total	$404.1	$709.3	$1,113.4	$1,114.4

The total net amount at risk on this block is approximately $13.0 as of December 31, 2011, of which approximately $11.0 is reinsured. Over 92% of the net amount at risk on the individual contracts is reinsured.

In accordance with AG XLIII, the minimum reserves are calculated based on a stochastic analysis using prudent estimate assumptions, or the standard scenario amount, if higher. The standard scenario amount is a single-scenario formulaic reserve calculation. The Company’s AG XLIII reserves are equal to the standard scenario amount as of December 31, 2012 and 2011.

56

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverable.

	Year Ended December 31,
	2012	2011(1)	2010(1)
Policy and contract claims liability, beginning of the year	$163.7	$111.7	$114.0
Assumed related to AUL transaction	—	37.0	—
Add provision for claims, net of reinsurance, occurring in:
Current year	475.5	419.0	361.0
Prior years	(11.5)	(13.0)	(2.4)

Net incurred losses during the year	464.0	406.0	358.6
Deduct payments for claims, net of reinsurance, occurring in:
Current year	326.7	301.8	282.0
Prior years	143.3	89.2	78.9

Net claim payments during the current year	470.0	391.0	360.9

Policy and contract claims liability, end of year	$157.7	$163.7	$111.7

(1)

In 2012, the Company refined its methodology for identifying the incurred date of medical stop-loss claims. The information for 2011 and 2010 has been updated to reflect this refined methodology, and there was no impact to the total claims incurred or paid in either year.

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the years ended December 31, 2012 and 2011, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for medical stop-loss claims offset by higher than expected individual life claims. For the year ended December 31, 2010, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for medical stop-loss claims and lower than expected individual life claims.

57

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

9. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the state of Washington, the Company is required to maintain minimum capital of $2.4 and additional unassigned funds of $2.4. Life and health insurance companies are also subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to the Company. As of December 31, 2012 and 2011, the Company met the minimum capital and surplus and RBC requirements.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval by the Department. The restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2013 is $282.2.

On March 29, 2013, the company paid an ordinary dividend of $30.0 to its Parent.

During 2012, the Company paid ordinary dividends of $80.0 to its Parent as follows:

Payment Date	Ordinary
March 29, 2012	$20.0
May 31, 2012	20.0
September 6, 2012	20.0
December 6, 2012	20.0

Total dividends	$80.0

During 2011, the Company paid ordinary dividends of $52.0 to its Parent as follows:

Payment Date	Ordinary
March 4, 2011	$20.0
June 23, 2011	4.0
September 9, 2011	14.0
December 9, 2011	14.0

Total dividends	$52.0

58

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

During 2010, the Company paid ordinary dividends of $40.0 to its Parent as follows:

Payment Date	Ordinary
September 3, 2010	$20.0
November 19, 2010	20.0

Total dividends	$40.0

The Company paid no extraordinary dividends for the years ended December 31, 2012, 2011 or 2010.

The Company provided the required notification for all dividend payments.

During the year ended December 31, 2012, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in amounts of $3.9 and $1.6, respectively. These amounts are recorded as general insurance expenses in the statements of income.

During the year ended December 31, 2011, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in amounts of $3.0 and $1.4, respectively. These amounts are recorded as general insurance expenses in the statements of income.

During the year ended December 31, 2010, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in the amounts of $2.1 and $0.4, respectively. These amounts are recorded as general insurance expenses on the statements of income.

On January 27, 2010, the Parent completed an initial public offering (IPO) and received net proceeds of approximately $282.5. On January 29, 2010, the Company received a cash capital contribution from its Parent of $210.7 from the Parent’s net IPO proceeds.

59

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

The following table shows the cumulative increase (reduction) of unassigned funds related to the following items:

	As of December 31,
	2012	2011
Unrealized gains	$100.2	$43.9
Nonadmitted assets	(60.8)	(63.7)
Asset valuation reserve	(257.9)	(217.7)

10. Income Taxes

The components of the DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2012
	Ordinary	Capital	Total
Gross DTAs	$139.8	$31.9	$171.7
DTAs nonadmitted	(12.8)	—	(12.8)

Subtotal admitted DTAs	127.0	31.9	158.9
DTLs	(62.6)	(27.2)	(89.8)

Net admitted DTAs	$64.4	$4.7	$69.1

	As of December 31, 2011
	Ordinary	Capital	Total
Gross DTAs	$144.4	$30.8	$175.2
DTAs nonadmitted	(3.6)	(11.3)	(14.9)

Subtotal admitted DTAs	140.8	19.5	160.3
DTLs	(69.3)	—	(69.3)

Net admitted DTAs	$71.5	$19.5	$91.0

	Change
	Ordinary	Capital	Total
Gross DTAs	$(4.6)	$1.1	$(3.5)
DTAs nonadmitted	(9.2)	11.3	2.1

Subtotal admitted DTAs	(13.8)	12.4	(1.4)
DTLs	6.7	(27.2)	(20.5)

Net admitted DTAs	$(7.1)	$(14.8)	$(21.9)

60

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The admission calculation components as of December 31 are as follows:

	December 31, 2012
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$64.4	$15.8	$80.2
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	—	3.6	3.6
(2) Adjusted gross DTAs allowed per limitation threshold	XXXXX	XXXXX	313.5
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	—	3.6	3.6
Adjusted gross DTAs offset by gross DTLs	62.6	12.5	75.1

DTAs admitted	$127.0	$31.9	$158.9

	December 31, 2011
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$71.5	$11.4	$82.9
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	—	8.1	8.1
(2) Adjusted gross DTAs allowed per limitation threshold	XXXXX	XXXXX	260.8
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	—	8.1	8.1
Adjusted gross DTAs offset by gross DTLs	69.3	—	69.3

DTAs admitted	$140.8	$19.5	$160.3

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$(7.1)	$4.4	$(2.7)
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	—	(4.5)	(4.5)
(2) Adjusted gross DTAs allowed per limitation threshold	XXXXX	XXXXX	52.7
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	—	(4.5)	(4.5)
Adjusted gross DTAs offset by gross DTLs	(6.7)	12.5	5.8

DTAs admitted	$(13.8)	$12.4	$(1.4)

61

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The ratio percentage used to determine the recovery period and limitation threshold amount was 936% and 904% as of December 31, 2012 and 2011, respectively. The amount of adjusted capital and surplus used to determine recovery period and limitation threshold amounts were $2,090.2 and $2,009.6 as of December 31, 2012 and 2011, respectively. The results of this calculation component enable the Company to admit DTAs expected to reverse within three years, if not previously admitted as a carryback.

The calculations above have not been impacted by tax-planning strategies and do not include the use of reinsurance.

The Company has no DTLs which have not been recognized as of December 31, 2012 or 2011.

The Components of current income tax expense are as follows:

	Year Ended December 31,
	2012	2011	2010
Federal income tax	$4.9	$61.3	$58.9
Federal income tax on net capital gains	4.0	11.4	2.2

Federal income taxes incurred	$8.9	$72.7	$61.1

62

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The main components of deferred tax amounts are as follows:

	As of December 31,
	2012	2011	Change
Assets
Ordinary:
Policyholder reserves	$45.6	$57.6	$(12.0)
Investments	12.2	9.9	2.3
Deferred acquisition costs	57.6	57.1	0.5
Fixed assets	2.9	9.1	(6.2)
Compensation and benefit accruals	1.3	1.1	0.2
Nonadmitted items	16.8	7.0	9.8
Other	3.4	2.6	0.8

Total ordinary DTAs	139.8	144.4	(4.6)
Total ordinary DTAs – nonadmitted	12.8	3.6	9.2

Net admitted ordinary DTAs	127.0	140.8	(13.8)
Capital:
Investments	31.9	30.8	1.1
Capital DTAs – nonadmitted	—	11.3	(11.3)

Net admitted capital DTAs	31.9	19.5	12.4

Net admitted DTAs	$158.9	$160.3	$(1.4)

Liabilities
Ordinary:
Investments	$38.3	$44.7	$(6.4)
Deferred and uncollected premiums	15.6	16.0	(0.4)
Policyholder reserves	7.2	7.0	0.2
Other	1.5	1.6	(0.1)

Subtotal	62.6	69.3	(6.7)
Capital:
Investments	27.2	—	27.2

Subtotal	27.2	—	27.2

Total DTLs	$89.8	$69.3	$20.5

Net DTAs/DTLs	$69.1	$91.0	$(21.9)

Net change in DTA/DTL			$(24.0)
Surplus adjustments:
Tax effect of change in unrealized capital gains/(losses)			15.7
Tax effect of change in nonadmitted assets			(9.7)
Adjustments to prior year net DTAs			7.5

Adjusted change in net deferred income taxes			$(10.5)

63

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2012 or 2011.

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the net gain from operations before federal income taxes and the realized capital gains (losses) and the actual tax provision are as follows:

	Year Ended December 31,
	2012	2011	2010
Ordinary income tax at federal statutory rate (35%)	$100.4	$77.4	$88.5
Capital income tax (benefit) at federal statutory rate (35%)	(1.6)	13.6	5.5

Total expected income tax expense	98.8	91.0	94.0
Significant statutory to tax adjustments on current taxes:
Dividends received deduction	(1.1)	(1.4)	(1.0)
Tax exempt income	(0.1)	(0.1)	(0.1)
Tax credits	(33.1)	(16.6)	(10.9)
Permanent items and other adjustments	0.1	(0.1)	0.2
Change in IMR	(12.2)	(9.7)	(8.0)
Prior year adjustments	(1.7)	(1.7)	(1.0)
Change in reserve valuation	(31.3)	—	—
Amount allocated to cumulative adjustment	—	(1.5)	—

Total federal income tax expense	$19.4	$59.9	$73.2

Federal and foreign taxes incurred	$8.9	$72.7	$61.1
Change in net deferred income taxes	10.5	(12.8)	12.1

Total statutory income tax expense	$19.4	$59.9	$73.2

The Company’s federal income tax return is consolidated with its subsidiaries, First Symetra National Life Insurance Company of New York and Symetra National Life Insurance Company. The Company had no net operating loss or capital loss carryforward amounts as of December 31, 2012, 2011 or 2010.

64

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$6.6	$62.3	$60.4
Capital gain	4.0	11.8	—

The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date for the years ended December 31, 2012 or 2011.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2008.

11. Employee Benefit Plans

The Company sponsors a defined contribution 401(k) plan for all eligible employees that includes matching of a participant’s contributions up to 6% of eligible compensation. The expense for the matching contributions was $5.3, $4.6 and $4.1 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company participates in the Parent’s two share-based compensation plans: the Symetra Financial Corporation Equity Plan, amended and restated on March 4, 2011 (the Equity Plan) and the Symetra Financial Corporation Employee Stock Purchase Plan, amended and restated on May 11, 2010 (the Stock Purchase Plan).

Under the Equity Plan, the Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent’s board of directors.

65

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

11. Employee Benefit Plans (continued)

During 2012, 2011 and 2010, the Parent granted performance units to various members of management under the Equity Plan. The value of each performance unit is determined at the discretion of the Parent’s board of directors based on the achievement of a growth target. These are accounted for as liability awards as the Company intends to or is required to settle such awards in cash. The Company recognized $4.7, $2.6 and $1.5 in expense related to performance units granted during 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Parent granted restricted stock to various members of management under the Equity Plan. The Company recognized $3.4, $2.0 and $2.2 in expense related to restricted stock for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recognized $0.5, $1.0, and $0 in expenses related to stock options for the years ended December 31, 2012, 2011 and 2010, respectively, related to options granted in 2010. No options were granted in 2012 or 2011.

Under the Stock Purchase Plan, eligible employees may purchase shares of the Parent’s stock on quarterly purchase dates at an amount equal to 85% of the closing market price of the common stock. Compensation cost for employees is recognized for each three-month period between purchase dates, and is equal to the fair value of the discount received on the purchase of shares. The Company recognized $0.2, $0.2 and $0.1 in expense related to the Stock Purchase Plan for the years ended December 31, 2012, 2011 and 2010.

The Company has no legal obligation for benefits under either the Equity Plan or Stock Purchase Plan.

12. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for the Company’s variable annuity, variable life, variable universal life and fixed BOLI products. In accordance with Department procedures for approving items within the separate accounts, the separate account classification for the Company’s products are supported by the Washington State Insurance code.

66

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

In accordance with the Company’s separate account products, the assets are legally insulated from the general account, preventing such assets from being generally available to satisfy claims resulting from the general account. The Company allows interest income above the required policy account values within the fixed BOLI separate account. The amount accumulated over and above the required policy account values is not considered to be legally insulated.

Separate account assets as of December 31, 2012 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable life and universal life	$84.4	$—	$84.4
Variable annuities	723.1	—	723.1
Fixed BOLI	4,004.3	85.0	4,089.3

Total	$4,811.8	$85.0	$4,896.8

Had the Company’s fixed BOLI assets been reported at fair value as of December 31, 2012, the fair value and net unrealized gains would have been $4,447.3 and $440.1, respectively.

Separate account assets as of December 31, 2011 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable life and universal life	$82.0	$—	$82.0
Variable annuities	713.6	—	713.6
Fixed BOLI	3,852.3	61.0	3,913.3

Total	$4,647.9	$61.0	$4,708.9

Had the Company’s fixed BOLI assets been reported at fair value as of December 31, 2011, the fair value and net unrealized gains would have been $4,179.5 and $341.9, respectively.

As of December 31, 2012 and 2011, short-term investments of $46.7 and $38.9, respectively, relating to the Fixed BOLI product were held at one highly rated financial institution.

67

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

In accordance with contract provisions relating to the Company’s separate account products, some separate account liabilities are guaranteed by the general account. As of December 31, 2012, the risk charges paid by the separate account to compensate the general account for the risk taken were not material. As of December 31, 2012 and 2011, the Company has a maximum guarantee for separate account liabilities of $3.8 and $13.2, respectively, which is related primarily to the Company’s variable annuity products. As of December 31, 2012 and 2011, the Company paid $0.9 and $0.9, respectively, toward separate account guarantees.

The Company does not engage in securities lending transactions within the separate account.

The following table provides premium and reserve information for the separate accounts of the Company for the year ended December 31, 2012.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2012	$20.0	$—	$69.6	$89.6

Reserves as of December 31, 2012:
For accounts with assets at:
Fair value	$—	$—	$803.2	$803.2
Amortized cost	1,965.3	2,039.0	—	4,004.3

Total reserves	$1,965.3	$2,039.0	$803.2	$4,807.5

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$575.1	$—	$—	$575.1
At fair value	—	—	803.2	803.2
At book value without fair value adjustment and with current surrender charge less than 5%	1,390.2	2,039.0	—	3,429.2

Total reserves	$1,965.3	$2,039.0	$803.2	$4,807.5

68

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

The following table provides premium and reserve information for the separate accounts of the Company for the year ended December 31, 2011.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2011	$—	$—	$71.4	$71.4

Reserves as of December 31, 2011:
For accounts with assets at:
Fair value	$—	$—	$790.8	$790.8
Amortized cost	1,924.7	1,927.6	—	3,852.3

Total reserves	$1,924.7	$1,927.6	$790.8	$4,643.1

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$557.0	$—	$—	$557.0
At fair value	—	—	790.8	790.8
At book value without fair value adjustment and with current surrender charge less than 5%	1,367.7	1,927.6	—	3,295.3

Total reserves	$1,924.7	$1,927.6	$790.8	$4,643.1

The following table provides premium information for the separate accounts of the Company for the year ended December 31, 2010.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2010	$460.3	$—	$76.9	$537.2

69

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

The following table provides a reconciliation of amounts transferred to and from the separate accounts.

	Year Ended December 31,
	2012	2011	2010
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$151.3	$146.2	$616.3
Transfers from separate accounts	(211.2)	(229.8)	(257.5)

Net transfers to (from) separate accounts	$(59.9)	$(83.6)	$358.8

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(59.9)	$(83.6)	$358.8

13. Related-Party Transactions

The following transactions were entered into by the Company with related parties and affiliates. Non-insurance transactions involving less than 0.5% of the Company’s admitted assets are omitted, with the exception of cost allocation transactions, which are discussed separately. Dividends and capital contributions between Parent and subsidiaries are disclosed in Note 10.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd. White Mountains Insurance Group, Ltd. is a related party who beneficially owns 26,887,872 shares or 21.0% of the Parent’s common stock. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $15.2, $14.8 and $13.3 for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, amounts due to WMA were $3.8 and $3.8, respectively.

Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $26.1, $47.1 and $43.6 during the years ended December 31, 2012, 2011 and 2010, respectively. The Company issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2012, 2011 and 2010, the Company paid $25.4, $47.1 and $43.6, respectively, to SABSCO related to the commutation endorsements.

70

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

13. Related-Party Transactions (continued)

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide to and receive from each other certain general services (related to sharing common management, personnel and facilities) and to share the expense. These expenses include charges for rent, corporate overhead, data processing systems, payroll, benefits and other miscellaneous charges and are included in investment and general insurance expenses in the statements of income. The Company was charged rent expense of $5.7 for each of the years ended December 31, 2012, 2011 and 2010, respectively, incurred on its behalf by the Parent.

It is the Company’s policy to settle amounts due to affiliated companies within 30 days except for amounts due related to performance unit awards granted under the Equity Plan which are settled under the terms of the Equity Plan (See Note 11). Other operating expenses and intercompany cost allocations due from and to the Parent, subsidiaries and affiliates was a net payable of $7.2 and $2.4 as of December 31, 2012 and 2011, respectively.

14. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium tax offsets and are included in general expenses and taxes, due and accrued in the balance sheets. As of December 31, 2012, the Company had liabilities of $9.2 for estimated guaranty fund assessments, with a related asset for premium tax offsets of $5.1. As of December 31, 2011, the Company had liabilities for estimated guaranty fund assessments of $9.8, with a related asset for premium tax offsets of $6.0. Premium tax offsets are available for a period of five to twenty years.

71

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

14. Commitments and Contingencies (continued)

Investment in Limited Partnerships

As of December 31, 2012, the Company was invested in limited partnership interests related to tax credit investments. The Company unconditionally committed to provide capital contributions totaling $296.2, of which $34.0 was related to partnerships entered into during the year ended December 31, 2012. Capital contributions of $255.6 were paid as of December 31, 2012, with the remaining expected cash capital contributions as follows:

Expected Cash Capital Contributions
Year:
2013	$34.9
2014	5.1
2015	—
Thereafter	0.6

Total expected capital contributions	$40.6

Unclaimed Property Inquiries

During late 2012, the Company received notice of an audit on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of abandoned or unclaimed money or property. Also in late 2012, the Company received notice regarding a market conduct examination focused on its life insurance and annuity claims settlement practices, including practices related to handling of unclaimed property. The audit and examination have not yet started. The Company believes it is reasonably possible that the audit and examination activity could result in payments of interest, fines or penalties. The Company is not currently able to estimate the loss or range of loss of these matters.

72

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

14. Commitments and Contingencies (continued)

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2012, will have a material adverse effect on its financial condition, future operating results, or liquidity.

Leases

The Company has office space and certain equipment under leases that expire at various dates through 2017. The Company accounts for these leases as operating leases. Certain leases include renewal options. Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Minimum Rentals
Year:
2013	$2.4
2014	2.1
2015	1.6
2016	1.0
2017 and thereafter	3.2

Total lease commitments	$10.3

Rent expense was $7.6, $7.0 and $6.5 for the years ended December 31, 2012, 2011 and 2010, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

73

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

14. Commitments and Contingencies (continued)

Other Commitments

The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10.6 to $11.4 for five years. The Company incurred service fee expenses of $13.6, $12.3 and $12.1 for the years ended December 31, 2012, 2011, and 2010, respectively.

As of December 31, 2012 and 2011 unfunded mortgage loan commitments were $60.3 and $102.3, respectively.

The Company had no other material commitments or contingencies as of December 31, 2012 or 2011.

74

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2012.

Name	FEIN	NAIC #	Domicile	Beneficial Ownership
Symetra Financial Corporation	20-0978027		DE	21.0	%†**	White Mountains Insurance Group, Ltd.*
				21.0	%†**	Berkshire Hathaway Inc.*
				58.0	%†	Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Investment Management, Inc.	36-4715812		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

*	General Reinsurance Corporation is the direct owner of 21%, including exercisable warrants. General Reinsurance Corporation’s ultimate controlling person, Berkshire Hathaway, Inc., has filed a Disclaimer of Control with the reporting person’s domiciliary jurisdiction. White Mountains Insurance Group, Ltd. is the beneficial owner of 21%, including exercisable warrants. No direct owner whose ultimate controlling person is White Mountains Insurance Group, Ltd. has ownership of 10% or greater.
**	Includes warrants exercisable for common shares.
†	As of February 20, 2013

75

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and have issued our report thereon dated April 12, 2013 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 12, 2013

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

Year Ended December 31, 2012

(All amounts in millions unless otherwise stated)

	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Fixed maturities:
Bonds:
United States government and government agencies and authorities	$233.7	$236.5	$233.7
States, municipalities, and political subdivisions	$717.8	$772.1	$717.8
Foreign governments	$9.7	$12.5	$9.7
Public utilities	$1,362.1	$1,622.4	$1,362.1
Convertibles and bonds with warrants attached	$71.1	$75.2	$71.1
All other corporate bonds	$10,941.2	$12,473.0	$10,940.8
Mortgage-backed securities	$2,611.9	$2,923.5	$2,611.8
Redeemable preferred stock	$50.4	$45.8	$50.4

Total fixed maturities	$15,997.9	$18,161.0	$15,997.4
Marketable Equity securities:
Common stock:
Public utilities	$17.2	$19.2	$19.2
Banks, trusts and insurance companies	$185.2	$218.8	$218.8
Industrial, miscellaneous, and all other	$165.1	$195.1	$195.1
Nonredeemable preferred stocks	$46.7	$49.1	$46.8

Total marketable equity securities	$414.3	$482.2	$479.9
Mortgage loans	$2,886.9	$3,138.6	$2,886.9
Policy loans	$67.1	$67.1	$67.1
Other long-term investments	$246.0	$261.1	$243.5
Short-term investments	$63.3	$63.3	$63.3

Total other	$3,263.3	$3,530.1	$3,260.8

Total Investments*	$19,675.5	$22,173.3	$19,738.1

*	Excludes Cash of ($35.4) and receivables for securities of $5.5.
*	Includes Derivatives liability

Symetra Life Insurance Company

Schedule IV - Reinsurance

(All amounts in millions unless otherwise stated)

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2012
Life insurance in-force	55,846.6	24,126.2	215.1	31,720.4	0.7%
For the year ended December 31, 2011
Life insurance in-force	54,178.3	23,357.6	219.8	30,820.7	0.7%
For the year ended December 31, 2010
Life insurance in-force	54,859.9	23,857.1	204.2	31,002.8	0.7%

Symetra Life Insurance Company

Schedule VI - Supplemental Information Concerning Insurance Operations

(All amounts in millions unless otherwise stated)

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2012
Benefits	$155.0	$2.8	$1.0	$559.6	$21.0	$368.6	$112.2
Deferred Annuities	9,974.1	—	119.8	1,161.4	513.3	1,523.2	74.3
Income Annuities	4,078.1	—	1,968.0	81.0	428.3	423.7	19.7
Life	1,726.9	0.4	4.3	153.3	93.3	196.6	57.7
Other					(2.5)	—	6.80

	$15,934.1	$3.2	$2,093.1	$1,955.3	$1,053.4	$2,512.1	$270.7

Year ended December 31, 2011
Benefits	$157.2	$2.7	$0.8	$489.6	$17.3	$309.4	$90.6
Deferred Annuities	9,575.8		119.6	1,854.1	495.6	2,180.0	67.4
Income Annuities	4,026.1		1,975.4	119.5	430.7	550.8	20.8
Life	1,669.9	0.3	0.3	163.5	94.1	246.6	50.0
Other					15.1	—	—

	$15,429.0	$3.0	$2,096.1	$2,626.7	$1,052.8	$3,286.8	$228.8

Year ended December 31, 2010
Benefits	$113.1	$2.0	$1.2	$422.3	$18.0	$274.3	$74.3
Deferred Annuities	8,313.4	—	122.3	1,853.4	433.7	2,138.9	60.3
Income Annuities	3,935.6	—	2,070.3	152.2	441.9	539.1	18.8
Life	1,572.8	0.3	0.3	584.3	94.9	196.8	49.2
Other	—	—	—	—	17.3	—	3.4

	$13,934.9	$2.3	$2,194.1	$3,012.2	$1,005.8	$3,149.1	$206.0

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

SYMETRA SEPARATE ACCOUNT C

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.	Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Separate Account C as of December 31, 2012 and for each of the two years in the period then ended.

2.	The statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012.

3.	Financial Statement Schedules for Symetra Life Insurance Company.

•	Schedule I - Summary of Investments - Other Than Investments in Related Parties

•	Schedule IV – Reinsurance

•	Schedule VI – Supplemental Information Concerning Insurance Operations

We omit other schedules from this list – and from this Registration Statement – because they either are not applicable or the information is included in our audited financial statements.

b.	Exhibits

Exhibit	Description	Reference
1.	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/

2.	Not Applicable

3.	(a) Principal Underwriter’s Agreement	1/
	Amendment to Principal Underwriter’s Agreement	11/
	(b) Broker-Dealer Selling Agreement	Filed Herewith

4.	Form of Individual Flexible Premium Deferred Variable Annuity	22/
Contract (05/05)

Form of Earnings Enhancement Benefit Rider (05/05)

Form of Guaranteed Minimum Death Benefit – Annual Reset Rider (05/05)

Form of TSA Endorsement (Loan -08/09)

Form of TSA Endorsement (No Loan -04/09)

Form of SEP IRA/Simple IRA/TSA Contract Data Page (05/05)

Form of Traditional and Roth IRA Contract Data Page (05/05)

Form of Non-Qualified Contract Data Page (05/05)

Form of SEP IRA Endorsement (09/04)

Form of IRA & Roth Endorsement (01/12)

Form of Simple IRA Endorsement (01/12)

22/ 22/ 22/ 22/ 22/ 22/ 22/ 22/ 24/ 24/

5.	Form of Application for Annuity Contract (Non-Qualified - 08/10) Form of Application for Annuity Contract (457 - 05/09) Form of Application for Annuity Contract (TSA 05/09)	23/ 22/ 22/

6.	(a)	Copy of Articles of Incorporation of Symetra Life as amended 11/26/90.	1/
		Amendment to Articles of Incorporation of Symetra Life dated 9/1/04 Amendment to Articles of Incorporation of Symetra Life dated 5/27/05	8/ 19/
	(b)	Copy of the Bylaws of Symetra Life as last amended 12/6/05	19/

7.	(a)	Reinsurance Agreement (GMDB) Amendment No. 1 to Form of Reinsurance Agreement (GMDB) Amendment No. 2 to Form of Reinsurance Agreement (GMDB)	18/ 18/ 18/
(b)

Reinsurance Agreement (GMDB/EEB)

Amendment No. 1 to Form of Reinsurance Agreement (GMDB/EEB)

Amendment No. 2 to Form of Reinsurance Agreement (GMDB/EEB)

Amendment No. 3 to Form of Reinsurance Agreement (GMDB/EEB)

18/ 18/ 18/ 18/

8.	(a)	Participation Agreement (Fidelity)	12/
		Amendment No. 1 to Participation Agreement (Fidelity)	17/
		Amendment No. 2 to Participation Agreement (Fidelity)	21/
		Amendment No. 3 to Participation Agreement (Fidelity)	23/
		Amendment No. 4 to Participation Agreement (Fidelity)	24/
		Sub-Licensing Agreement (Fidelity)	12/

	(b)	Participation Agreement (Lexington/ING))	2/

	(c)	Participation Agreement (ACVP)	5/
		Amendment No. 1 to Participation Agreement (ACVP)	5/
		Amendment No. 2 to Participation Agreement (ACVP)	5/
		Amendment No. 3 to Participation Agreement (ACVP)	5/
		Amendment No. 4 to Participation Agreement (ACVP)	7/
		Amendment No. 5 to Participation Agreement (ACVP)	9/
		Amendment No. 6 to Participation Agreement (ACVP)	15/
		Amendment No. 7 to Participation Agreement (ACVP)	15/
		Amendment No. 8 to Participation Agreement (ACVP)	15/
		Amendment No. 9 to Participation Agreement (ACVP)	Filed Herewith
		Amendment No. 10 to Participation Agreement (ACVP)	24/

	(d)	Participation Agreement (AIM/INVESCO)	5/
		Amendment No. 1 to Participation Agreement (AIM)	7/
		Amendment No. 2 to Participation Agreement (AIM)	18/
		Amendment No. 3 to Participation Agreement (AIM)	18/

	(e)	Participation Agreement (Dreyfus)	4/
		Amendment No. 1 to Participation Agreement (Dreyfus)	7/
		Amendment No. 2 to Participation Agreement (Dreyfus)	16/
		Amendment No. 3 to Participation Agreement (Dreyfus)	24/

	(f)	Participation Agreement (Franklin Templeton)	5/
		Amendment No. 1 to Participation Agreement (FRK)	5/
		Amendment No. 2 to Participation Agreement (FRK)	5/
		Amendment No. 3 to Participation Agreement (FRK)	8/
		Amendment No. 4 to Participation Agreement (FRK)	8/
		Amendment No. 5 to Participation Agreement (FRK)	9/
		Amendment No. 6 to Participation Agreement (FRK)	15/
		Amendment No. 7 to Participation Agreement (FRK)	15/
		Amendment No. 8 to Participation Agreement (FRK)	21/
		Amendment No. 9 to Participation Agreement (FRK)	23/
		Amendment No. 10 to Participation Agreement (FRK)	24/
		Amendment No. 11 to Participation Agreement (FRK)	Filed Herewith

	(g)	Participation Agreement (J.P. Morgan Insurance Trust)	15/
		Amendment No. 1 to Participation Agreement (J.P. Morgan)	24/
		Amendment No. 2 to Participation Agreement (J.P. Morgan)	Filed Herewith
		Amendment No. 3 to Participation Agreement (J.P. Morgan)	24/

	(h)	Participation Agreement (Federated)	2/
		Amendment to Participation Agreement (Federated)	5/
		Amendment No. 2 to Participation Agreement (Federated)	6/

	(i)	Participation Agreement (DWS/Scudder)	18/
		Amendment No. 1 to Participation Agreement (DWS)	21/
		Amendment No. 2 to Participation Agreement (DWS)	3/

	(j)	Participation Agreement (Pioneer)	8/
		Amendment to Participation Agreement (Pioneer)	10/
		Amendment No. 2 to Participation Agreement (Pioneer)	15/
		Amendment No. 3 to Participation Agreement (Pioneer)	18/
		Amendment No. 4 to Participation Agreement (Pioneer)	Filed Herewith
		Amendment No. 5 to Participation Agreement (Pioneer)	24/

	(k)	Participation Agreement (PIMCO)	9/
		Amendment No. 1 to Participation Agreement (PIMCO)	13/
		Amendment No. 2 to Participation Agreement (PIMCO)	13/
		Amendment No. 3 to Participation Agreement (PIMCO)	21/
		Novation to Participation Agreement (PIMCO)	23/
		Amendment No. 4 to Participation Agreement (PIMCO)	24/
		Amendment No. 5 to Participation Agreement (PIMCO)	24/

	(l)	Participation Agreement (Ibbotson)	14/
		Amendment No. 1 to Participation Agreement (Ibbotson)	18/
		Amendment No. 2 to Participation Agreement (Ibbotson)	3/

	(m)	Participation Agreement (Neuberger Berman)	18/

	(n)	Participation Agreement (Summit)	15/
		Amendment No. 1 to Participation Agreement (Summit)	15/
		Amendment No. 2 to Participation Agreement (Summit)	15/
		Amendment No. 3 to Participation Agreement (Summit)	18/
		Consent to Assignment (Summit- Calvert CVP)	20/
		Amendment No. 4 to Participation Agreement (Calvert CVP)	24/

	(o)	Participation Agreement (Calvert CVS)	21/
		Amendment No. 1 to Participation Agreement (Calvert CVS)	24/

9.	Opinion and Consent of Counsel		Filed Herewith

10.	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm		Filed Herewith

11.	Not Applicable

12.	Not Applicable

1/	Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to Form N-4 registration statement filed with the SEC on April 29, 1996 (File No. 33-69712).

3/	Incorporated by reference to Post-Effective Amendment No. 42 on Form N-4 registration statement of Symetra Resource Variable Account B filed with the SEC on April 30, 2013 (File No. 333-178461).

4/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4 registration statement filed with the SEC on April 14, 2000 (File No. 33-69712).

5/	Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

6/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

7/	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4 registration statement filed with the SEC on December 3, 2004 (File No. 33-69712).

9/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement filed with the SEC on March 20, 2006 (File No. 33-69712).

11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 registration statement filed with the SEC on April 28, 2006 (File No. 33-69712).

12/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

13/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement filed with the SEC on May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

16/	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement filed with the SEC on January 31, 2008 (File No. 333-137411).

18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement filed with the SEC on April 30, 2008 (File No. 33-69712).

19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement filed with the SEC on August 28, 2008 (File No. 333-137411).

20/	Incorporated by reference to Registrant’s Initial Product Filing on Form N-4 registration statement filed with the SEC on March 23, 2009 (File No. 333-158141).

21/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement filed with the SEC on December 3, 2009 (File No. 333-158141).

22/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 on Form N-4 registration statement filed with the SEC on April 29, 2010 (File No. 33-69712).

23/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 on Form N-4 registration statement filed with the SEC on April 29, 2011 (File No. 33-69712).

24/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-4 registration statement filed with the SEC on April 30, 2012 (File No. 33-69712).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

David S. Goldstein	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Lydia M. Flora	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jacqueline M. Veneziani	Vice President and Associate General Counsel	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard P. Smolinski	Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Separate Account C (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life files separate statutory-based financial statements in connection with its issuance of products associated with the Registrant and other separate accounts. Following is the organizational chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

Symetra Investment Management, Inc.	100% Symetra Financial Corporation	WA	Investment Advisor

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 27. Number of Contract Owners

As of March 31, 2013, there were 25,842 Contract Owners and 12 Certificate holders under the Registrant.

Item 28. Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•

“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra

Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life individual variable annuity contracts, Symetra Life’s Group variable annuity contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Black, Glenn A.	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Clark, Jeffrey S.	Treasurer and Financial Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Farrell, Andrew M.	President and Chief Operating Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Gassaway, Gregory L.	Assistant Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Harrison, Leslie A.	Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

LaVoice, Richard G.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Meister, Maragaret A.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Moran, Richard T.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Sainato, Suzanne Webb	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2012, Symetra Securities, Inc., received $3,623,917 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 30. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.	The Registrant hereby undertakes to:

a.	File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b.	Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.	Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

a.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

b.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

c.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

d.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

2.	Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

3.	In connection with the offer of Registrant’s Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of this filing.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 30th day of April, 2013.

Symetra Separate Account C Registrant

By:	Symetra Life Insurance Company

By:	THOMAS M. MARRA*
Thomas M. Marra, President

Symetra Life Insurance Company Depositor

By:	THOMAS M. MARRA*
Thomas M. Marra, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to the Initial Product Filing on Form N-4 registration statement of Symetra Resource Variable Account B filed with the SEC on December 13, 2011 (file No. 333-178461).

NAME	TITLE

Michael W. Fry *	Director and Executive Vice President
Michael W. Fry

/s/ David S. Goldstein	Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

Daniel R. Guilbert *	Director and Executive Vice President
Daniel R. Guilbert

Thomas M. Marra *	Director and President (Principal Executive Officer)
Thomas M. Marra

/s/ Margaret A. Meister	Director, Chief Financial Officer and
Margaret A. Meister	Executive Vice President (Principal Financial Officer and Principal Accounting Officer)